UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-05162

Exact name of registrant as specified in charter: Delaware VIP® Trust

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

Item 1. Reports to Stockholders

Delaware VIP® Trust
Delaware VIP Cash Reserve Series

Annual Report

December 31, 2009

> Portfolio management review	1

> Performance summary	1

> Disclosure of Series expenses	3

> Sector allocation	4

> Statement of net assets	5

> Statement of operations	7

> Statements of changes in net assets	7

> Financial highlights	8

> Notes to financial statements	10

> Report of independent registered public accounting firm	14

> Other Series information	15

> Board of trustees/directors and officers addendum	19

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® Cash Reserve Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Portfolio management review	Jan. 12, 2010

     For the 12-month period ended Dec. 31, 2009, the Delaware VIP Cash Reserve Series Standard Class shares returned +0.26%, while Service Class shares gained 0.25% (both with distributions reinvested). By comparison, the U.S. Consumer Price Index gained 2.70% (source: Bureau of Labor Statistics).

     The year 2009 presented challenges for investors holding short-term and other money market instruments that are considered to be conservative investments. The difficult conditions for short-term investments stood in stark contrast to the returns generated by riskier asset classes during the year. Performance among high yield bonds, for example, exceeded 40% as it appeared investors generally sought risky securities with the same level of enthusiasm that they avoided them in 2008 (source: Bloomberg).

     This appetite for risk, combined with a fed funds rate that remained at a floating rate between zero and 0.25% through the entire annual period, dampened returns for money market vehicles. (Money market funds are highly sensitive to movements in the fed funds rate.) Additionally, yields on 2-year Treasurys hovered below 1.0% for much of the annual period, and even dropped below 0.70% late in the year. (Source: Bloomberg.)

     The direction of any future movements continues to be dependent on the economy’s performance and the potential threat of inflation in 2010. Though the U.S. economy began to grow in late 2009, the Federal Open Market Committee in December stated its commitment to maintain the fed funds rate at its present range for “an extended period” (source: Federal Reserve).

Unless otherwise noted, the views expressed are current as of Dec. 31, 2009, and are subject to change.

Performance summary

The performance data quoted represent past performance; past performance does not guarantee future results. Please obtain the performance data for the most recent month end by calling the number noted in the introductory section of this report on the page related to this Series. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The Delaware VIP Cash Reserve Series prospectus contains this and other important information about the Series. To obtain a prospectus, contact the company noted on the page related to this Series in the introductory section of this report, either by phone or through the company’s Web site. We advise you to read the prospectus carefully before you invest or send money.

Delaware VIP Cash Reserve Series
Average annual total returns
For periods ended Dec. 31, 2009	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on July 28, 1988)	+0.26%	+2.37%	+2.85%	+2.68%	+4.03%
Service Class shares (commenced operations on May 1, 2000)	+0.25%	+2.73%	+2.96%	n/a	+2.55%

Returns reflect the reinvestment of all distributions.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 0.97%, while total operating expenses for Standard Class and Service Class shares were 0.72% and 1.02%, respectively. The management fee for Standard Class and Service Class shares was 0.45%. Management had voluntarily agreed to reimburse expenses and/or waive its management fees to ensure expenses did not exceed 0.39% of average daily net assets, excluding 12b-1 fees, until such time as the voluntary cap was discontinued. Effective Jan. 19, 2010, management has voluntarily agreed to change the expense limitation to 0.29% of average daily net assets of the Series, excluding 12b-1 fees, until such time as the voluntary cap is discontinued, with such exceptions as described in the most recent prospectus.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets through April 30, 2010.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for both classes during the periods shown in the Series performance chart above.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments. Performance shown here would have been reduced if such fees were included or the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Series seeks to preserve the value of a share at $1.00 per share, it is possible to lose money by investing in the Series. Adverse conditions may affect the issuer’s ability to pay interest and principal on these securities.

Cash Reserve Series-1

Delaware VIP® Cash Reserve Series (continued)

The chart shows a $10,000 investment in the Delaware VIP Cash Reserve Series Standard Class shares for the period from Dec. 31, 1999, through Dec. 31, 2009.

The chart also shows $10,000 invested in the U.S. Consumer Price Index for the period from Dec. 31, 1999, through Dec. 31, 2009. The U.S. Consumer Price Index is a measure of inflation that is calculated by the U.S. Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Cash Reserve Series-2

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Disclosure of Series Expenses
For the Period July 1, 2009 to December 31, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/09 to
	7/1/09	12/31/09	Ratios	12/31/09*
Actual Series Return
Standard Class	$1,000.00	$1,001.00	0.41%	$2.07
Service Class	1,000.00	1,001.00	0.41%	2.07
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,023.14	0.41%	$2.09
Service Class	1,000.00	1,023.14	0.41%	2.09

Effective 1/19/10, Delaware Management Company (DMC) has voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)), do not exceed 0.29% of average daily net assets of the Series until such time as the voluntary expense cap is discontinued. The Series’ expense analysis would be as follows if this new limit was in effect for the entire period:

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/09 to
	7/1/09	12/31/09	Ratios	12/31/09*
Actual Series Return
Standard Class	$1,000.00	$1,001.00	0.29%	$1.46
Service Class	1,000.00	1,001.00	0.29%	1.46
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,023.74	0.29%	$1.48
Service Class	1,000.00	1,023.74	0.29%	1.48

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Cash Reserve Series-3

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Sector Allocation
As of December 31, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Agency Obligations	4.20%
Certificates of Deposit	6.99%
Commercial Paper	69.06%
Colleges & Universities	21.81%
Financial Services	15.63%
Industrial	11.69%
Mortgage Bankers & Brokers	18.53%
Pharmaceuticals	1.40%
Corporate Bonds	14.03%
Banking	9.81%
Consumer Products	2.82%
Financial Services	1.40%
Municipal Bonds	5.88%
Total Value of Securities	100.16%
Liabilities Net of Receivables and Other Assets	(0.16%)
Total Net Assets	100.00%

Cash Reserve Series-4

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Statement of Net Assets
December 31, 2009

	Principal
	Amount	Value
AGENCY OBLIGATIONS–4.20%
Federal Home Loan Bank
≠ 0.516% 10/19/10	$500,000	$499,937
1.15% 4/16/10	250,000	250,000
Total Agency Obligations
(cost $749,937)		749,937

CERTIFICATES OF DEPOSIT–6.99%
Bank of Nova Scotia Housing 0.18% 2/17/10	250,000	250,000
BNP Paribas New York 0.11% 1/12/10	250,000	250,000
Nordea Finland New York 0.20% 3/3/10	250,000	250,000
Rabobank Nederland New York 0.39% 2/16/10	250,000	250,000
Societe Generale New York 0.18% 1/15/10	250,000	250,000
Total Certificates of Deposit
(cost $1,250,000)		1,250,000

COMMERCIAL PAPER–69.06%
Colleges & Universities–21.81%
≠Cornell University
0.25% 2/9/10	250,000	249,932
0.25% 3/16/10	250,000	249,872
≠Dartmouth College 0.25% 1/14/10	250,000	249,977
Emory University
0.25% 2/10/10	250,000	250,000
0.25% 3/18/10	250,000	250,000
≠Leland Stanford Junior University
0.25% 4/1/10	250,000	249,844
0.29% 4/7/10	250,000	249,807
Massachusetts Health & Education Facilities
Authority 0.20% 1/21/10	250,000	250,000
≠University of California
0.24% 2/18/10	250,000	249,920
0.25% 2/24/10	250,000	249,906
≠University of Chicago
0.28% 1/6/10	250,000	249,990
0.29% 3/3/10	250,000	249,877
≠Vanderbilt University 0.22% 1/7/10	250,000	249,991
≠Yale University
0.330% 2/3/10	250,000	249,924
0.351% 1/12/10	400,000	399,958
		3,898,998
Financial Services–15.63%
Abbey National Treasury Services
0.20% 3/8/10	250,000	250,000
≠Allianz Finance 0.16% 2/4/10	500,000	499,924
≠Calyon North America 0.16% 2/11/10	250,000	249,954
≠CME Group 0.19% 2/3/10	400,000	399,930
≠General Electric Capital Services
0.15% 1/19/10	500,000	499,963
≠Rabobank USA Financial 0.18% 1/7/10	645,000	644,981
Societe Generale North America 0.02% 1/4/10	250,000	250,000
		2,794,752
Industrial–11.69%
≠Danaher 0.15% 1/4/10	250,000	249,997
≠Koch Resources
0.16% 1/11/10	300,000	299,987
0.18% 1/22/10	250,000	249,974
≠Medtronic 0.13% 1/28/10	250,000	249,976
≠Northern Illinois Gas 0.05% 1/4/10	540,000	539,997
≠Total Capital
0.19% 2/17/10	250,000	249,938
0.19% 3/4/10	250,000	249,918
		2,089,787
Mortgage Bankers & Brokers–18.53%
≠Australia & New Zealand Banking Group
0.11% 1/8/10	400,000	399,991
≠Danske
0.15% 1/22/10	250,000	249,978
0.155% 1/8/10	250,000	249,992
≠Goldman Sachs Group 0.12% 1/22/10	250,000	249,983
≠ING US Funding 0.401% 1/6/10	250,000	249,986
≠JPMorgan Chase Bank
0.20% 1/28/10	149,000	148,978
0.25% 3/15/10	365,000	364,815
≠Lloyds TSB Bank 0.15% 1/13/10	250,000	249,988
≠National Australian Funding 0.195% 1/25/10	400,000	399,948
≠Nordea North America 0.15% 1/15/10	250,000	249,985
≠Westpac Securities New Zealand
0.15% 1/15/10	250,000	249,985
0.23% 1/25/10	250,000	249,962
		3,313,591
Pharmaceuticals–1.40%
Pfizer 0.512% 2/1/10	250,000	249,890
		249,890
Total Commercial Paper
(cost $12,347,018)		12,347,018

CORPORATE BONDS–14.03%
Banking–9.81%
•Barclays Bank New York 1.434% 1/13/10	250,000	249,996
Citigroup 4.625% 8/3/10	250,000	254,814
•Goldman Sachs Group 0.457% 3/2/10	250,000	249,314
•Morgan Stanley 0.564% 1/15/10	250,000	249,631
PNC Funding 4.50% 3/10/10	250,000	249,942
Wells Fargo
• 0.711% 1/29/10	250,000	250,000
4.20% 1/15/10	250,000	250,175
		1,753,872
Consumer Products–2.82%
•Proctor & Gamble International Funding
0.525% 2/8/10	250,000	250,000
Wal-Mart Stores 4.125% 7/1/10	250,000	254,585
		504,585
Financial Services–1.40%
Credit Suisse USA 4.125% 1/15/10	250,000	250,094
		250,094
Total Corporate Bonds
(cost $2,508,551)		2,508,551

Cash Reserve Series-5

Delaware VIP® Cash Reserve Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
MUNICIPAL BONDS–5.88%
California State Revenue Anticipation Notes
Subordinate Series A-1 3.00% 5/25/10	$250,000	$251,711
District of Columbia Series C 0.20% 6/1/26	270,000	270,000
•Metropolitan Government Nashville & Davidson
County, Tennessee Health & Education
Facilities Board Revenue Refunding
(Vanderbilt University)
Series A 0.17% 7/1/18	280,000	280,000
•Washington State Health Care Facilities
Authority Revenue (Catholic Health Care)
Series A-4 0.17% 12/1/36	250,000	250,000
Total Municipal Bonds
(cost $1,051,711)		1,051,711

TOTAL VALUE OF SECURITIES–100.16% (cost $17,907,217)©	17,907,217
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(27,983)
NET ASSETS APPLICABLE TO 17,878,363 SHARES OUTSTANDING–100.00%	$17,879,234
NET ASSET VALUE–DELAWARE VIP CASH RESERVE SERIES STANDARD CLASS ($17,878,190 / 17,877,320 Shares)	$1.00
NET ASSET VALUE–DELAWARE VIP CASH RESERVE SERIES SERVICE CLASS ($1,044 / 1,043 Shares)	$1.00
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$17,931,442
Undistributed net investment income	268
Accumulated net realized loss on investments	(52,476)
Total net assets	$17,879,234
____________________

≠	The rate shown is the effective yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of December 31, 2009.
©	Also the cost for federal income tax purposes.

See accompanying notes

Cash Reserve Series-6

Delaware VIP® Trust —
Delaware VIP Cash Reserve Series
Statement of Operations
Year Ended December 31, 2009

INVESTMENT INCOME:
Interest	$126,559

EXPENSES:
Management fees	78,791
Audit and tax	11,617
Dividend disbursing and transfer agent fees and expenses	9,899
Reports and statements to shareholders	7,299
Accounting and administration expenses	7,004
Treasury insurance expense	5,169
Legal fees	2,901
Custodian fees	2,780
Pricing fees	2,549
Trustees’ fees	1,186
Insurance fees	561
Consulting fees	270
Registration fees	253
Dues and services	93
Trustees’ expenses	85
Distribution expenses – Service Class	3
130,460
Less fees waived	(48,624)
Less waived distribution expenses Service Class	(3)
Total operating expenses	81,833

NET INVESTMENT INCOME	44,726

NET REALIZED GAIN ON INVESTMENTS	75

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$44,801

See accompanying notes

Delaware VIP Trust —
Delaware VIP Cash Reserve Series
Statements of Changes in Net Assets

	Year Ended
	12/31/09	12/31/08
INCREASE IN NET ASSETS FROM
OPERATIONS:
Net investment income	$44,726	$401,153
Net realized gain on investments	75	313
Net increase in net assets resulting
from operations	44,801	401,466

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(44,774)	(400,796)
Service Class	(3)	(38)
	(44,777)	(400,834)

CAPITAL SHARE TRANSACTIONS
(at $1.00 per share):
Proceeds from shares sold:
Standard Class	6,828,473	7,310,117
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	47,641	427,820
Service Class	4	63
	6,876,118	7,738,000
Cost of shares repurchased:
Standard Class	(6,359,904)	(10,802,266)
Service Class	–	(5,159)
	(6,359,904)	(10,807,425)
Increase (Decrease) in net assets derived from
capital share transactions	516,214	(3,069,425)

NET INCREASE (DECREASE)
IN NET ASSETS	516,238	(3,068,793)

NET ASSETS:
Beginning of year	17,362,996	20,431,789
End of year (including undistributed
net investment income of $268
and $319, respectively)	$17,879,234	$17,362,996

See accompanying notes

Cash Reserve Series-7

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Cash Reserve Series Standard Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	0.003	0.021	0.047	0.044	0.027
Total from investment operations	0.003	0.021	0.047	0.044	0.027

Less dividends and distributions from:
Net investment income	(0.003)	(0.021)	(0.047)	(0.044)	(0.027)
Total dividends and distributions	(0.003)	(0.021)	(0.047)	(0.044)	(0.027)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000

Total return1	0.26%	2.12%	4.76%	4.49%	2.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,878	$17,362	$20,426	$20,971	$23,430
Ratio of expenses to average net assets	0.47%	0.72%	0.64%	0.67%	0.61%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.75%	0.72%	0.64%	0.67%	0.61%
Ratio of net investment income to average net assets	0.26%	2.14%	4.66%	4.39%	2.62%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.02% )	2.14%	4.66%	4.39%	2.62%
____________________

1Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Cash Reserve Series-8

Delaware VIP® Cash Reserve Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Cash Reserve Series Service Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	0.003	0.019	0.044	0.041	0.024
Total from investment operations	0.003	0.019	0.044	0.041	0.024

Less dividends and distributions from:
Net investment income	(0.003)	(0.019)	(0.044)	(0.041)	(0.024)
Total dividends and distributions	(0.003)	(0.019)	(0.044)	(0.041)	(0.024)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000

Total return1	0.25%	1.89%	4.50%	4.23%	2.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1	$1	$6	$6	$6
Ratio of expenses to average net assets	0.50%	0.97%	0.89%	0.92%	0.86%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.05%	1.02%	0.94%	0.97%	0.91%
Ratio of net investment income to average net assets	0.23%	1.89%	4.41%	4.14%	2.37%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.32% )	1.84%	4.36%	4.09%	2.32%
____________________

1Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Cash Reserve Series-9

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Notes to Financial Statements
December 31, 2009

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Cash Reserve Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value of $1 per share.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2009.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 17, 2010, the date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Cash Reserve Series-10

Delaware VIP® Cash Reserve Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Effective February 19, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)), do not exceed 0.39% of average daily net assets of the Series until such time as the voluntary expense cap is discontinued. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board of Trustees (Board) and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series, and may be discontinued at any time because it is voluntary.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2009, the Series was charged $875 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Effective February 19, 2009, DDLP has voluntarily agreed to waive distribution and service fees in order to prevent distribution and service fees of the Service Class shares from exceeding 0.00% of average daily net assets. This voluntary expense waiver may be discontinued at any time because it is voluntary. Standard Class shares pay no distribution and service expenses.

At December 31, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$4,848	$193	$—	$783
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2009, the Series was charged $1,467 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

Cash Reserve Series-11

Delaware VIP® Cash Reserve Series
Notes to Financial Statements (continued)

3. Investments (continued)
The following table summarizes the valuation of the Series’ investments by the fair value hierarchy levels as of December 31, 2009:

Level 2
Agency, Asset-Backed and Mortgage-Backed Securities	$749,937
Corporate Debt	2,508,551
Municipal Bonds	1,051,711
Short-Term	13,597,018
Total	$17,907,217

There were no Level 3 securities at the beginning or end of the year.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ending December 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2009 and 2008 was as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Ordinary income	$44,777	$400,834

5. Components of Net Assets on a Tax Basis
As of December 31, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$17,931,442
Undistributed ordinary income	268
Capital loss carryforwards	(52,476)
Net assets	$17,879,234

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $75 was utilized in 2009. Capital loss carryforwards of $52,476 remaining at December 31, 2009 will expire in 2010.

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of December 31, 2009, or at any time during the year then ended.

7. Credit and Market Risk
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (Act), and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. The Series may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2009, there were no Section 4(2) and/or Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

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Delaware VIP® Cash Reserve Series
Notes to Financial Statements (continued)

8. Guaranty Program
The Series participated in the U.S. Treasury’s Temporary Guaranty Program for Money Market Funds (Program) which expired on September 18, 2009.

The Program was designed to guarantee the share price of any publicly offered eligible money market mutual fund — whether retail or institutional — that applied for and paid a fee to participate in the Program.

The Program provided coverage to shareholders of record for amounts that they held in participating money market funds as of the close of business on September 19, 2008. The coverage for these shareholders under the Program was reduced by amounts redeemed from their accounts after September 19, 2008 that were not later reinvested. Investments of shareholders in a participating money market fund who were not shareholders of record as of September 19, 2008 and amounts initially invested after September 19, 2008 were not covered by the Program. If a shareholder who owned shares covered by the Program closed his or her account or transfers the shares to a new account, the shares were not covered by the Program.

9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Series. On January 4, 2010, the new investment advisory agreement between DMC and the Series that was approved by the shareholders became effective.

11. Subsequent Event
Effective January 19, 2010, DMC has voluntarily agreed to change the expense limitation to 0.29% of average daily net assets of the Series.

12. Tax Information (Unaudited)
For the fiscal year ended December 31, 2009, the Series designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total
Distributions	Distributions	Distributions
(Tax Basis)	(Tax Basis)	(Tax Basis)
–%	100%	100%
____________________

(A) and (B) are based on a percentage of the Series’ total distributions.

Cash Reserve Series-13

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Delaware VIP Trust–Delaware VIP Cash Reserve Series

We have audited the accompanying statement of net assets of the Delaware VIP Cash Reserve Series (one of the series constituting Delaware VIP Trust) (the “Series”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Cash Reserve Series of Delaware VIP Trust at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
February 17, 2010

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Cash Reserve Series-14

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Other Series Information

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
Cash Reserve Series-15

Delaware VIP® Cash Reserve Series
Other Series Information (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

NATURE, EXTENT, AND QUALITY OF SERVICE. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and they therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as: the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Fund for the same class of shares in another Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Cash Reserve Series-16

Delaware VIP® Cash Reserve Series
Other Series Information (continued)

COMPARATIVE EXPENSES. The Trustees also evaluated expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

MANAGEMENT PROFITABILITY. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Cash Reserve Series-17

Delaware VIP® Cash Reserve Series
Other Series Information (continued)

FALL-OUT BENEFITS. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

BOARD REVIEW OF MACQUARIE GROUP. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

CONCLUSION. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

Cash Reserve Series-18

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	81	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2
	Trustee	Chief Executive Officer
April 1963		since August 1, 2006

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	81	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	81	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
Executive Vice President —
May 1960			University of Pennsylvania
(April 1995–June 2002)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	81	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	81	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	81	None
2005 Market Street		October 1989	ARL Associates
Philadelphia, PA			(Financial Planning)
19103			(1983–Present)

November 1940

Cash Reserve Series-19

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Thomas F. Madison	Trustee	Since	President and Chief	81	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and Chair
of Compensation and
Governance
Committees —
Valmont Industries, Inc.
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	81	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation
J. Richard Zecher	Trustee	Since	Founder —	81	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)

July 1940			Founder —
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

Cash Reserve Series-20

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	81	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	81	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 25, 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	81	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	81	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

PO14857 AR-VIPCAS [12/09] DG3 2/10 (5427)	Cash Reserve Series-21

Delaware VIP® Trust
Delaware VIP Diversified Income Series

Annual Report

December 31, 2009

> Portfolio management review	1

> Performance summary	1

> Disclosure of Series expenses	3

> Security types and credit quality breakdown	4

> Statement of net assets	5

> Statement of operations	24

> Statements of changes in net assets	24

> Financial highlights	25

> Notes to financial statements	27

> Report of independent registered public accounting firm	36

> Other Series information	37

> Board of trustees/directors and officers addendum	41

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Portfolio management review	Jan. 12, 2010

     For the 12-month period ended Dec. 31, 2009, Delaware VIP Diversified Income Series Standard Class shares returned +26.96%, and Service Class shares returned +26.66% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the Barclays Capital U.S. Aggregate Index, returned +5.93%.

     The period began amid the worst economic and financial markets that the portfolio management team has ever witnessed. Beginning in March 2009, however, a considerable recovery took shape that featured what were in our view some of the most attractive fixed income opportunities in decades.

     The Federal Reserve and federal government took a series of steps to loosen tight credit markets and improve economic conditions, including passing the American Recovery and Reinvestment Act of 2009, a nearly $800 billion economic stimulus package enacted in February 2009. Starting late in the first quarter of 2009, the fixed income and equity markets began a substantial bounce-back, recovering much of their earlier losses as conditions in the credit markets began to normalize once again. And by later in the year, many economic indicators in the United States showed signs of recovery, and even growth, while other indicators showed at least a slowing decline.

     At the start of the period, we maintained the defensive positioning that we had adopted within the Series prior to the beginning of the fiscal year. This decision helped to mitigate losses through the worst conditions of the credit crisis, though the Series generally faced significant challenges during that difficult time.

     The Series’ commitment to broad diversification, for example, meant that it continued to hold positions in riskier asset types. Although we had markedly reduced such allocations, the Series’ riskier holdings made it a challenge to keep pace with benchmark performance during the darkest days of market performance.

     Though the Series began the period with up to 10% of its assets invested in Treasurys, its underweight position there versus its benchmark (Treasurys represented 35% of the Series’ benchmark at the beginning of the fiscal period) hurt its relative performance, as investors continued fleeing almost uniformly to the relative safety of government securities. For similar reasons, exposure to nonagency mortgage-backed securities (MBS) — those not backed by the government — also detracted from returns relative to the benchmark as investors remained risk averse.

     As market conditions improved, investors seemed to quickly rediscover their appetite for risk. In contrast to the opening months of the period, the Series’ diversified strategy, combined with our decision to quickly add risk back into the Series by adding to its positions in investment grade and high yield corporate bonds, among other areas, contributed significantly to its strong performance for the year.

     Our overweight allocation to investment grade corporate bonds — which we started to build in late 2008 and which grew to as high as 38% in June 2009 — was a key contributor to the Series’ relative return during the annual period.

     Additionally, exposure to high yield and emerging markets debt, which are not included in the benchmark index, also greatly benefited performance. Within high yield, we viewed the most attractive part of the market (on a risk-return basis) to be in medium- to lower-quality B-rated bonds, as well as higher-quality CCC-rated bonds. The Series increased its allocation in these riskier asset classes primarily by shifting out of traditionally conservative asset classes such as Treasurys and agency MBS, which generally lagged riskier asset classes when the markets began their recovery.

Unless otherwise noted, the views expressed are current as of Dec. 31, 2009, and are subject to change.

Performance summary

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling the number noted in the introductory section of this report on the page related to this Series. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The Delaware VIP Diversified Income Series prospectus contains this and other important information about the Series. To obtain a prospectus, contact the company noted on the page related to this Series in the introductory section of this report, either by phone or through the company’s Web site. We advise you to read the prospectus carefully before you invest or send money.

Delaware VIP Diversified Income Series
Average annual total returns
For periods ended Dec. 31, 2009	1 year	3 years	5 years	Lifetime
Standard Class shares (commenced operations on May 16, 2003)	+26.96%	+9.26%	+6.98%	+7.33%
Service Class shares (commenced operations on May 16, 2003)	+26.66%	+8.97%	+6.71%	+7.03%

Returns reflect the reinvestment of all distributions.

Diversified Income Series-1

Delaware VIP® Diversified Income Series (continued)

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 0.98%, while total operating expenses for Standard Class and Service Class shares were 0.73% and 1.03%, respectively. The management fee for Standard Class and Service Class shares was 0.62%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets through April 30, 2010.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for both classes during certain periods shown in the Series performance chart on the previous page and in the Performance of a $10,000 Investment chart below.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments. Performance shown here would have been reduced if such fees were included or the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

The letter ratings are provided by S&P and describe the credit-worthiness of the underlying bonds in the Series and generally range from AAA (highest quality) to CCC (lowest quality, highly speculative).

Investments in variable products involve risk. Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Series may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Series may be prepaid prior to maturity, potentially forcing the Series to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Series may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Series may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

The chart shows a $10,000 investment in the Delaware VIP Diversified Income Series Standard Class shares for the period from May 16, 2003, through Dec. 31, 2009.

The chart also shows $10,000 invested in the Barclays Capital U.S. Aggregate Index for the period from May 16, 2003, through Dec. 31, 2009. The Barclays Capital U.S. Aggregate Index is a broad composite of more than 8,500 securities that tracks the investment grade domestic bond market.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Disclosure of Series Expenses
For the Period July 1, 2009 to December 31, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/09 to
	7/1/09	12/31/09	Ratios	12/31/09*
Actual Series Return
Standard Class	$1,000.00	$1,139.00	0.71%	$3.83
Service Class	1,000.00	1,136.30	0.96%	5.17
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.62	0.71%	$3.62
Service Class	1,000.00	1,020.36	0.96%	4.89

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Diversified Income Series-3

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Security Types and Credit Quality Breakdown
As of December 31, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security types	of Net Assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	1.85%
Agency Mortgage-Backed Securities	3.53%
Commercial Mortgage-Backed Securities	4.78%
Convertible Bonds	3.85%
Corporate Bonds	62.35%
Banking	7.83%
Basic Industry	4.61%
Brokerage	2.93%
Capital Goods	3.21%
Communications	11.86%
Consumer Cyclical	6.96%
Consumer Non-Cyclical	6.57%
Electric & Gas	4.23%
Energy	6.86%
Finance Companies	3.28%
Industrials	0.09%
Insurance	1.01%
Natural Gas	0.27%
Real Estate	0.66%
Technology	1.35%
Transportation	0.63%
Municipal Bonds	0.83%
Non-Agency-Asset Backed Securities	3.79%
Non-Agency Collateralized Mortgage Obligations	2.90%
Regional Authorities	0.29%
Senior Secured Loans	4.70%
Sovereign Debt	2.52%
Supranational Banks	1.85%
U.S. Treasury Obligations	2.34%
Common Stock	0.14%
Convertible Preferred Stock	0.24%
Preferred Stock	0.28%
Warrant	0.00%
Discount Note	0.26%
Securities Lending Collateral	5.43%
Total Value of Securities	101.95%
Obligation to Return Securities Lending Collateral	(5.57%)
Receivables and Other Assets Net of Liabilities	3.62%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	23.10%
AA	3.31%
A	13.14%
BBB	22.34%
BB	13.45%
B	16.97%
CCC	7.22%
C	0.02%
Not Rated	0.45%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Diversified Income Series-4

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Statement of Net Assets
December 31, 2009

	Principal		Value
	Amount°		(U.S. $)
AGENCY ASSET-BACKED
SECURITIES–0.02%
Fannie Mae Grantor Trust Series
2003-T4 2A5 5.407% 9/26/33	USD	290,701	$254,090
•Fannie Mae Whole Loan Series
2002-W11 AV1 0.571% 11/25/32		8,058	7,983
Total Agency Asset-Backed
Securities (cost $297,488)			262,073

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS–1.85%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39		1,184	1,327
Series 2001-T8 A2 9.50% 7/25/41		10,900	11,797
Series 2002-T4 A3 7.50% 12/25/41		23,188	26,144
Series 2004-T1 1A2 6.50% 1/25/44		26,873	29,091
Fannie Mae REMICS
Series 1996-46 ZA 7.50% 11/25/26		110,690	120,926
Series 2001-50 BA 7.00% 10/25/41		148,655	163,637
Series 2002-90 A1 6.50% 6/25/42		13,590	14,712
Series 2002-90 A2 6.50% 11/25/42		46,718	50,574
Series 2003-38 MP 5.50% 5/25/23		2,100,000	2,230,759
Series 2003-122 AJ 4.50% 2/25/28		83,595	86,233
Series 2005-110 MB 5.50% 9/25/35		529,005	550,323
Series 2006-M2 A2F 5.259% 5/25/20		320,000	335,674
Series 2009-94 AC 5.00% 11/25/39		1,400,000	1,411,858
Fannie Mae Whole Loan
Series 2002-W6 2A1 7.00% 6/25/42		41,050	45,188
Series 2004-W9 2A1 6.50% 2/25/44		7,329	7,934
Series 2004-W11 1A2 6.50% 5/25/44		77,094	83,458
Freddie Mac REMICS
Series 1730 Z 7.00% 5/15/24		96,910	101,507
Series 2326 ZQ 6.50% 6/15/31		104,356	112,887
Series 2541 JB 5.00% 2/15/16		48,596	49,025
Series 2557 WE 5.00% 1/15/18		1,365,000	1,447,169
Series 2622 PE 4.50% 5/15/18		3,510,000	3,655,676
Series 2662 MA 4.50% 10/15/31		222,824	230,682
Series 2687 PG 5.50% 3/15/32		1,250,000	1,320,373
Series 2694 QG 4.50% 1/15/29		965,000	1,006,604
Series 2762 LG 5.00% 9/15/32		3,895,000	4,022,528
Series 2809 DC 4.50% 6/15/19		1,000,000	1,039,395
Series 2872 GC 5.00% 11/15/29		625,000	653,126
Series 2890 PC 5.00% 7/15/30		1,520,000	1,592,277
Series 3022 MB 5.00% 12/15/28		165,000	173,331
Series 3128 BC 5.00% 10/15/27		3,895,000	4,104,710
Series 3131 MC 5.50% 4/15/33		930,000	985,649
Series 3337 PB 5.50% 7/15/30		1,015,000	1,066,679
tFreddie Mac Structured Pass
Through Securities
Series T-54 2A 6.50% 2/25/43		23,243	25,136
Series T-58 2A 6.50% 9/25/43		9,675	10,481
Total Agency Collateralized
Mortgage Obligations
(cost $25,550,278)			26,766,870

AGENCY MORTGAGE-BACKED
SECURITIES–3.53%
Fannie Mae
5.50% 1/1/13		73,290	74,458
6.50% 8/1/17		36,109	38,719
•Fannie Mae ARM
3.044% 10/1/33		39,335	40,138
5.007% 8/1/35		278,592	293,711
5.144% 11/1/35		773,391	812,952
5.534% 6/1/37		22,933	24,276
5.899% 8/1/37		854,634	909,648
Fannie Mae Relocation 15 yr
4.00% 9/1/20		715,298	704,567
Fannie Mae Relocation 30 yr
5.00% 11/1/33		32,550	33,193
5.00% 8/1/34		50,445	51,441
5.00% 11/1/34		51,888	52,913
5.00% 4/1/35		152,440	155,449
5.00% 10/1/35		255,691	260,739
5.00% 1/1/36		357,898	364,963
Fannie Mae S.F. 15 yr
5.00% 5/1/21		636,004	669,273
6.00% 12/1/22		3,359,432	3,593,973
Fannie Mae S.F. 20 yr 5.00% 8/1/28		3,168,870	3,279,264
Fannie Mae S.F. 30 yr
4.50% 3/1/39		1,277,160	1,276,223
5.00% 9/1/35		563,278	579,149
5.00% 12/1/36		6,090,113	6,261,715
5.00% 12/1/37		866,932	890,682
5.00% 1/1/38		1,333,322	1,369,850
5.00% 2/1/38		583,620	599,576
6.50% 2/1/36		1,594,042	1,717,989
6.50% 3/1/36		1,483,356	1,591,826
7.50% 3/1/32		826	932
7.50% 4/1/32		2,966	3,347
Fannie Mae S.F. 30 yr TBA
4.50% 1/1/40		5,325,000	5,315,016
•Freddie Mac ARM
4.29% 12/1/33		56,552	58,527
4.352% 4/1/34		3,654	3,780
5.684% 7/1/36		407,103	429,600
5.733% 8/1/37		19,262	20,312
5.909% 6/1/37		1,461,143	1,551,693
6.082% 10/1/37		746,052	794,371
6.115% 10/1/37		37,154	39,585
6.332% 2/1/37		1,222,957	1,304,694
Freddie Mac Relocation 30 yr
5.00% 9/1/33		74,232	75,639
Freddie Mac S.F. 15 yr
4.50% 5/1/20		1,462,907	1,519,761
5.00% 6/1/18		480,834	506,860
Freddie Mac S.F. 30 yr
4.50% 10/1/35		1,299,376	1,301,136
6.00% 2/1/36		2,521,495	2,680,665
6.50% 8/1/38		1,179,081	1,263,208

Diversified Income Series-5

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
Freddie Mac S.F. 30 yr TBA
4.00% 1/1/40	USD	1,000,000	$964,219
5.00% 1/1/40		6,860,000	7,033,639
*GNMA I S.F. 30 yr 7.00% 12/15/34		426,131	469,961
Total Agency Mortgage-Backed
Securities (cost $49,789,509)			50,983,632

COMMERCIAL MORTGAGE-
BACKED SECURITIES–4.78%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37		1,890,000	1,941,975
Series 2007-1A D 5.957% 4/15/37		315,000	321,300
Bank of America Commercial
Mortgage Securities
Series 2004-2 A3 4.05% 11/10/38		1,732,817	1,738,105
• Series 2004-3 A5 5.398% 6/10/39		1,310,000	1,319,596
• Series 2005-1 A5 5.082% 11/10/42		4,615,000	4,578,037
• Series 2005-6 A4 5.179% 9/10/47		1,200,000	1,178,498
Series 2005-6 AM 5.179% 9/10/47		485,000	413,755
Series 2006-4 A4 5.634% 7/10/46		1,780,000	1,667,526
• Series 2007-4 AM 5.811% 2/10/51		1,010,000	728,991
Bear Stearns Commercial
Mortgage Securities
• Series 2005-PW10 A4 5.405% 12/11/40		2,999,000	2,939,010
• Series 2005-T20 A4A 5.15% 10/12/42		3,780,000	3,709,692
• Series 2006-PW12 A4 5.719% 9/11/38		1,185,000	1,203,291
Series 2006-PW14 A4 5.201% 12/11/38		3,360,000	3,228,604
Series 2007-PW15 A4 5.331% 2/11/44		2,085,000	1,799,301
• Series 2007-PW16 A4 5.719% 6/11/40		502,000	456,303
tCommercial Mortgage Pass
Through Certificates
•# Series 2001-J1A A2 144A
6.457% 2/16/34		162,534	167,053
• Series 2005-C6 A5A 5.116% 6/10/44		2,490,000	2,417,665
Series 2006-C7 A2 5.69% 6/10/46		230,000	235,131
•Credit Suisse Mortgage Capital
Certificates Series 2006-C1 AAB
5.548% 2/15/39		115,000	115,308
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35		90,000	90,900
Series 2006-1A B 5.362% 11/15/36		1,830,000	1,875,750
General Electric Capital Commercial
Mortgage Series 2002-1A A3
6.269% 12/10/35		900,000	948,369
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A6 5.396% 8/10/38		1,815,000	1,783,558
Series 2005-GG4 A4 4.761% 7/10/39		1,020,000	923,697
Series 2005-GG4 A4A 4.751% 7/10/39		4,585,000	4,439,042
Series 2006-GG6 A4 5.553% 4/10/38		1,500,000	1,368,020
@•# Series 2006-RR3 A1S 144A
5.661% 7/18/56		695,000	201,550
• Series 2007-GG10 A4 5.805% 8/10/45		2,045,000	1,755,929
Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36		1,295,000	1,314,428
Series 2005-GG5 A5 5.224% 4/1/37		2,860,000	2,709,021
JP Morgan Chase Commercial
Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		605,000	628,897
Series 2002-C2 A2 5.05% 12/12/34		345,000	355,474
Series 2003-C1 A2 4.985% 1/12/37		788,000	802,222
Series 2005-LDP3 A4A
4.936% 8/15/42		880,000	835,040
Series 2005-LDP4 A4
4.918% 10/15/42		940,000	903,746
• Series 2005-LDP5 A4
5.179% 12/15/44		2,100,000	2,078,940
Series 2006-LDP9 A2
5.134% 5/15/47		1,850,000	1,769,043
Lehman Brothers-UBS Commercial
Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31		110,000	116,394
Series 2003-C8 A2 4.207% 11/15/27		29,890	30,064
Series 2004-C1 A4 4.568% 1/15/31		2,710,000	2,650,827
•Merrill Lynch Mortgage Trust Series
2005-CKI1 A6 5.233% 11/12/37		900,000	890,909
Merrill Lynch/Countrywide Commercial
Mortgage Trust Series 2007-5 A1
4.275% 8/12/48		117,034	118,455
Morgan Stanley Capital I
#Series 1999-FNV1 G 144A
6.12% 3/15/31		104,053	101,626
Series 2004-T15 A4 5.27% 6/11/41		1,200,000	1,201,955
Series 2005-IQ9 A4 4.66% 7/15/56		400,000	392,293
Series 2006-IQ12 A4
5.332% 12/15/43		2,045,000	1,897,663
Series 2007-IQ14 A4 5.692% 4/15/49		570,000	480,302
• Series 2007-T27 A4 5.65% 6/13/42		5,430,000	5,242,528
•#Morgan Stanley Dean Witter Capital I
Series 2001-TOP1 E 144A
7.366% 2/15/33		100,000	92,992
#SBA Commercial Mortgage Securities
Trust Series 2006-1A B 144A
5.451% 11/15/36		260,000	265,200
Wachovia Bank Commercial
Mortgage Trust Series 2006-C28 A2
5.50% 10/15/48		655,000	667,898
Total Commercial Mortgage-Backed
Securities (cost $65,347,989)			69,091,873

CONVERTIBLE BONDS–3.85%
Advanced Micro Devices 6.00% exercise
price $28.08, expiration date 5/1/15		2,655,000	2,402,774
Alaska Communications System Group
5.75% exercise price $12.90,
expiration date 3/1/13		1,151,000	1,057,481

Diversified Income Series-6

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CONVERTIBLE BONDS (continued)
Alcatel-Lucent USA
2.75% exercise price $16.75,
expiration date 3/1/13	USD	56,000	$55,790
2.875% exercise price $15.35,
expiration date 6/15/25		1,675,000	1,436,313
*Amgen 0.375% exercise price $79.48,
expiration date 2/1/13		2,080,000	2,103,400
ArvinMeritor 4.00% exercise price $26.73,
expiration date 2/15/27		1,830,000	1,367,925
Beazer Homes USA 4.625% exercise
price $49.64, expiration date 6/15/24		568,000	529,660
Bristow Group 3.00% exercise
price $77.34, expiration date 6/14/38		1,374,000	1,238,318
Century Aluminum 1.75% exercise
price $30.54, expiration date 8/1/24		220,000	211,475
Chesapeake Energy 2.25% exercise
price $85.89, expiration date 12/15/38		1,721,000	1,310,111
#Corporate Office Properties 144A
3.50% exercise price $53.12,
expiration date 9/15/26		1,852,000	1,801,070
#Digital Realty Trust 144A 5.50% exercise
price $43.00, expiration date 4/15/29		1,340,000	1,750,375
Flextronics International 1.00% exercise
price $15.53, expiration date 8/1/10		29,000	28,638
Ford Motor 4.25% exercise price $9.30,
expiration date 11/15/16		565,000	711,194
Freeport-McMoRan Copper & Gold
6.75% exercise price $72.91,
expiration date 5/1/10		8,719	1,004,865
#Gaylord Entertainment 144A
3.75% exercise price $27.25,
expiration date 9/29/14		2,505,000	2,564,493
Health Care REIT 4.75% exercise
price $50.00, expiration date 7/15/27		1,391,000	1,559,659
ΦHologic 2.00% exercise price $38.59,
expiration date 12/15/37		4,138,000	3,553,507
*#Intel 144A 3.25% exercise price $22.68,
expiration date 8/1/39		1,448,000	1,670,630
#International Game Technology 144A
3.25% exercise price $19.96,
expiration date 5/1/14		1,433,000	1,753,634
Interpublic Group 4.25% exercise
price $12.42, expiration date 3/15/23		1,620,000	1,617,975
Inverness Medical Innovations
3.00% exercise price $43.98,
expiration date 5/15/16		1,434,000	1,652,685
Jefferies Group 3.875% exercise
price $39.20, expiration date 11/1/29		1,668,000	1,655,490
L-3 Communications 3.00% exercise
price $100.14, expiration date 8/1/35		20,000	21,100
Leap Wireless International
4.50% exercise price $93.21,
expiration date 7/15/14		1,000,000	832,500
Level 3 Communications 5.25% exercise
price $3.98, expiration date 12/15/11		614,000	585,603
Linear Technology 3.00% exercise
price $46.12, expiration date 5/1/27		1,840,000	1,853,800
Medtronic 1.625% exercise
price $55.41, expiration date 4/15/13		1,078,000	1,130,553
†Mirant (Escrow) 2.50% exercise
price $67.95, expiration date 6/15/21		110,000	0
National City 4.00% exercise
price $482.51, expiration date 2/1/11		2,140,000	2,190,825
National Retail Properties
5.125% exercise price $25.42,
expiration date 6/15/28		885,000	944,738
NII Holdings 3.125% exercise price
$118.32, expiration date 6/15/12		1,068,000	985,230
Peabody Energy 4.75% exercise
price $58.44, expiration date 12/15/41		2,547,000	2,585,204
Qwest Communications International
3.50% exercise price $5.01,
expiration date 11/15/25		35,000	36,488
Rayonier TRS Holdings 3.75% exercise
price $54.82, expiration date 10/15/12		32,000	34,160
SanDisk 1.00% exercise price $82.35,
expiration date 5/15/13		1,640,000	1,375,550
#SBA Communications 144A
4.00% exercise price $30.38
expiration date 10/1/14		1,783,000	2,349,102
#Sino-Forest 144A 5.00% exercise
price $20.29, expiration date 8/1/13		1,258,000	1,492,303
Transocean
1.50% exercise price $168.61,
expiration date 12/15/37		1,462,000	1,418,140
* 1.625% exercise price $168.61,
expiration date 12/15/37		920,000	915,400
VeriSign 3.25% exercise price $34.37,
expiration date 8/15/37		2,670,000	2,386,312
#Virgin Media 144A 6.50% exercise
price $19.22, expiration date 11/15/16		1,175,000	1,398,250
Total Convertible Bonds
(cost $52,262,202)			55,572,720

CORPORATE BONDS–62.35%
Banking–7.83%
#AgriBank 9.125% 7/15/19		2,600,000	2,861,898
•BAC Capital Trust XIV 5.63% 12/31/49		2,288,000	1,595,880
Bank of America
5.125% 11/15/14		510,000	529,328
5.30% 3/15/17		4,375,000	4,294,216
6.10% 6/15/17		4,455,000	4,534,718
Bank of New York Mellon
4.95% 3/15/15		980,000	1,030,536
Barclays Bank
5.20% 7/10/14		440,000	466,873
6.75% 5/22/19		3,390,000	3,787,993

Diversified Income Series-7

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Banking (continued)
#Barclays Bank 144A 6.05% 12/4/17	USD	6,850,000	$6,982,142
BB&T 5.25% 11/1/19		647,000	624,727
BB&T Capital Trust II 6.75% 6/7/36		3,895,000	3,773,258
•BB&T Capital Trust IV 6.82% 6/12/57		1,600,000	1,464,000
@#CoBank ACB 144A 7.875% 4/16/18		2,634,000	2,858,388
Credit Suisse/New York
5.30% 8/13/19		1,030,000	1,059,768
6.00% 2/15/18		1,665,000	1,744,948
Export-Import Bank of Korea
5.875% 1/14/15		3,440,000	3,699,551
#Industrial Bank of Korea 144A
7.125% 4/23/14		714,000	799,949
JPMorgan Chase Capital XVIII
6.95% 8/17/36		1,855,000	1,807,549
JPMorgan Chase Capital XXII
6.45% 2/2/37		1,430,000	1,316,351
JPMorgan Chase Capital XXV
6.80% 10/1/37		8,453,000	8,424,605
KeyBank 6.95% 2/1/28		4,255,000	3,655,458
KFW 5.50% 6/5/14	AUD	2,815,000	2,483,057
*Korea Development Bank
5.30% 1/17/13	USD	1,600,000	1,682,440
Landwirtschaftliche Rentenbank
6.00% 7/15/14	AUD	1,842,000	1,647,700
#National Agricultural Cooperative
Federation 144A 5.00% 9/30/14	USD	1,304,000	1,354,345
•National City Bank 0.625% 6/7/17		435,000	386,695
PNC Bank 6.875% 4/1/18		3,385,000	3,598,580
PNC Funding
5.25% 11/15/15		235,000	241,969
5.625% 2/1/17		1,250,000	1,240,440
@*Popular North America Capital Trust I
6.564% 9/15/34		1,034,000	606,418
•#Rabobank Nederland 144A
11.00% 12/29/49		5,045,000	6,168,219
Regions Financial 7.75% 11/10/14		3,865,000	3,815,532
#Russian Agricultural Bank 144A
6.299% 5/15/17		1,599,000	1,618,188
Silicon Valley Bank
5.70% 6/1/12		2,285,000	2,322,111
6.05% 6/1/17		935,000	847,365
U.S. Bank North America
4.95% 10/30/14		525,000	557,418
•USB Capital IX 6.189% 4/15/49		6,460,000	5,256,825
VTB Capital 6.875% 5/29/18		310,000	313,100
#VTB Capital 144A 6.875% 5/29/18		2,060,000	2,060,000
Wachovia
5.25% 8/1/14		1,415,000	1,466,376
5.625% 10/15/16		4,580,000	4,689,572
•Wells Fargo Capital XIII
7.70% 12/29/49		7,995,000	7,795,124
Westpac Banking 4.875% 11/19/19		2,660,000	2,630,522
Zions Bancorporation
5.50% 11/16/15		997,000	705,680
5.65% 5/15/14		655,000	477,591
6.00% 9/15/15		433,000	306,600
7.75% 9/23/14		1,760,000	1,554,670
			113,138,673
Basic Industry–4.61%
#Algoma Acqusition 144A
9.875% 6/15/15		1,380,000	1,181,625
ArcelorMittal
* 6.125% 6/1/18		2,215,000	2,289,258
9.00% 2/15/15		965,000	1,140,951
9.85% 6/1/19		2,445,000	3,167,555
California Steel Industries
6.125% 3/15/14		507,000	477,848
Century Aluminum 8.00% 5/15/14		1,105,950	1,083,831
#Compass Minerals International 144A
8.00% 6/1/19		904,000	935,640
Cytec Industries 6.00% 10/1/15		2,308,000	2,436,089
Domtar 7.125% 8/15/15		272,000	274,720
Dow Chemical
5.70% 5/15/18		1,695,000	1,724,722
8.55% 5/15/19		3,390,000	4,051,534
#Essar Steel Algoma 144A
9.375% 3/15/15		1,455,000	1,442,269
#Evraz Group 144A
8.875% 4/24/13		1,358,000	1,364,790
9.50% 4/24/18		1,215,000	1,215,000
#FMG Finance 144A 10.625% 9/1/16		2,095,000	2,328,069
Freeport-McMoRan Copper & Gold
8.375% 4/1/17		2,285,000	2,505,505
#Georgia-Pacific 144A 8.25% 5/1/16		875,000	931,875
*#Gerdau Holdings 144A 7.00% 1/20/20		760,000	784,700
Huntsman International
* 7.375% 1/1/15		1,511,000	1,458,115
7.875% 11/15/14		1,130,000	1,110,225
Innophos 8.875% 8/15/14		809,000	825,180
#Innophos Holdings 144A
9.50% 4/15/12		362,000	369,240
International Paper 7.30% 11/15/39		1,180,000	1,255,750
Lubrizol 8.875% 2/1/19		3,655,000	4,551,644
#MacDermid 144A 9.50% 4/15/17		1,286,000	1,292,430
Massey Energy 6.875% 12/15/13		2,761,000	2,771,354
#Nalco 144A 8.25% 5/15/17		695,000	741,913
#Newpage 144A 11.375% 12/31/14		1,710,000	1,735,650
•Noranda Aluminum Acquisition PIK
5.274% 5/15/15		1,115,517	871,498
@#Norske Skogindustrier 144A
7.125% 10/15/33		565,000	305,100
Novelis 7.25% 2/15/15		975,000	933,563
*#Novelis 144A 11.50% 2/15/15		1,048,000	1,127,910
#PE Paper Escrow 144A
12.00% 8/1/14		270,000	298,879
@=Port Townsend 7.32% 8/27/12		200,788	145,571

Diversified Income Series-8

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Basic Industry (continued)
Reliance Steel & Aluminum
6.85% 11/15/36	USD	1,881,000	$1,586,486
Ryerson
• 7.656% 11/1/14		447,000	414,034
12.25% 11/1/15		335,000	351,750
#Sappi Papier Holding 144A
6.75% 6/15/12		1,381,000	1,323,759
#Severstal 144A 9.75% 7/29/13		440,000	445,500
Southern Copper 7.50% 7/27/35		2,446,000	2,429,705
Steel Dynamics 7.75% 4/15/16		2,030,000	2,123,888
Teck Resources 10.25% 5/15/16		426,000	498,420
#Teck Resources 144A 10.75% 5/15/19		1,781,000	2,137,200
United States Steel 7.00% 2/1/18		778,000	763,202
Vale Overseas
6.875% 11/21/36		2,271,000	2,274,772
6.875% 11/10/39		1,520,000	1,537,820
#Vale Overseas 144A 6.625% 9/25/19		1,508,000	1,519,310
			66,535,849
Brokerage–2.93%
#Cemex Finance 144A 9.50% 12/14/16		1,100,000	1,157,750
Citigroup
6.01% 1/15/15		2,180,000	2,228,387
6.375% 8/12/14		5,365,000	5,622,235
6.50% 8/19/13		2,560,000	2,729,093
•Citigroup Capital XXI 8.30% 12/21/57		695,000	672,413
E*Trade Financial PIK
12.50% 11/30/17		1,657,000	1,891,051
Goldman Sachs Group
5.125% 1/15/15		865,000	909,906
5.25% 10/15/13		1,340,000	1,424,317
5.95% 1/18/18		1,120,000	1,184,580
6.25% 9/1/17		1,883,000	2,022,440
Jefferies Group
6.25% 1/15/36		1,390,000	1,110,809
6.45% 6/8/27		3,988,000	3,407,020
*JPMorgan Chase 6.00% 10/1/17		1,185,000	1,270,721
LaBranche 11.00% 5/15/12		3,118,000	3,012,768
Lazard Group
6.85% 6/15/17		1,441,000	1,452,293
7.125% 5/15/15		440,000	457,290
Morgan Stanley
5.375% 10/15/15		3,515,000	3,636,384
5.55% 4/27/17		1,750,000	1,760,364
6.00% 4/28/15		5,020,000	5,353,498
6.25% 8/28/17		1,010,000	1,055,618
			42,358,937
Capital Goods–3.21%
Allied Waste North America
6.875% 6/1/17		3,380,000	3,592,236
7.125% 5/15/16		3,820,000	4,073,506
AMH Holdings 11.25% 3/1/14		565,000	548,050
Anixter 10.00% 3/15/14		1,004,000	1,114,440
#BAE Systems Holdings 144A
4.95% 6/1/14		385,000	401,274
5.20% 8/15/15		1,240,000	1,278,981
Building Materials 7.75% 8/1/14		765,000	761,175
#BWAY 144A 10.00% 4/15/14		1,447,000	1,537,438
*•#C8 Capital 144A 6.64% 12/31/49		1,420,000	987,792
#Case New Holland 144A 7.75% 9/1/13		1,000,000	1,027,500
Casella Waste Systems 9.75% 2/1/13		1,071,000	1,062,968
#Casella Waste Systems 144A
11.00% 7/15/14		470,000	511,125
#CPM Holdings 144A 10.625% 9/1/14		320,000	339,200
*Crown Americas 7.625% 11/15/13		539,000	559,213
#Crown Americas 144A 7.625% 5/15/17		515,000	536,888
Eastman Kodak 7.25% 11/15/13		569,000	472,270
*Graham Packaging 9.875% 10/15/14		1,903,000	1,950,574
#Graham Packaging 144A 8.25% 1/1/17		775,000	769,188
Graphic Packaging International
9.50% 8/15/13		2,043,000	2,119,612
#Graphic Packaging International 144A
9.50% 6/15/17		498,000	530,370
#Greif 144A 7.75% 8/1/19		590,000	604,750
Intertape Polymer 8.50% 8/1/14		690,000	594,263
Jabil Circuit 7.75% 7/15/16		798,000	841,890
L-3 Communications 6.125% 7/15/13		586,000	594,790
#Owens-Brockway Glass Container 144A
7.375% 5/15/16		347,000	360,013
#Plastipak Holdings 144A
8.50% 12/15/15		857,000	883,781
10.625% 8/15/19		873,000	966,848
Pregis 12.375% 10/15/13		2,173,000	2,115,958
RBS Global/Rexnord
9.50% 8/1/14		755,000	760,663
* 11.75% 8/1/16		928,000	923,360
*Sanmina-SCI 8.125% 3/1/16		1,864,000	1,868,660
#Sealed Air 144A 7.875% 6/15/17		340,000	362,666
Smurfit Kappa Funding 7.75% 4/1/15		910,000	879,288
*Solo Cup 8.50% 2/15/14		1,432,000	1,406,940
Terex 8.00% 11/15/17		995,000	962,663
Thermadyne Holdings 10.50% 2/1/14		808,000	768,610
#Trimas 144A 9.75% 12/15/17		795,000	784,069
Tyco International Finance
8.50% 1/15/19		4,050,000	4,899,401
USG 6.30% 11/15/16		1,588,000	1,429,200
#USG 144A 9.75% 8/1/14		230,000	246,675
			46,428,288
Communications–11.86%
Affinion Group 11.50% 10/15/15		810,000	852,525
Alcatel-Lucent USA 6.45% 3/15/29		902,000	650,568
America Movil SAB de CV
5.625% 11/15/17		1,774,000	1,845,561
American Tower 7.00% 10/15/17		2,685,000	2,987,063
AT&T 6.50% 9/1/37		5,075,000	5,277,395
Belo
6.75% 5/30/13		495,000	489,431
8.00% 11/15/16		650,000	671,125
#Cablevision Systems 144A
8.625% 9/15/17		785,000	821,306
Diversified Income Series-9

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)
	CORPORATE BONDS (continued)
	Communications (continued)
	*CCH II 13.50% 11/30/16	USD	1,770,000	$2,093,025
	#Cengage Learning Acquisitions 144A
	10.50% 1/15/15		1,180,000	1,134,275
	#Cequel Communications I Holdings I
	144A 8.625% 11/15/17		585,000	593,775
	#Charter Communications Operating
	144A 10.875% 9/15/14		1,888,000	2,124,000
	Cincinnati Bell
	7.00% 2/15/15		1,183,000	1,174,128
	8.25% 10/15/17		1,480,000	1,509,600
	Citizens Communications
	6.25% 1/15/13		336,000	338,520
	7.125% 3/15/19		1,017,000	966,150
	#Clearwire Communications/Finance
	144A 12.00% 12/1/15		4,785,000	4,880,700
	*#Columbus International 144A
	11.50% 11/20/14		1,925,000	2,030,875
	Comcast
	4.95% 6/15/16		2,250,000	2,313,871
	6.50% 1/15/15		3,615,000	4,054,464
	#Cox Communications 144A
	5.875% 12/1/16		1,410,000	1,494,562
	6.95% 6/1/38		1,580,000	1,678,941
	8.375% 3/1/39		1,770,000	2,210,852
	*Cricket Communications
	9.375% 11/1/14		3,526,000	3,561,260
	#*Cricket Communications 144A
	7.75% 5/15/16		560,000	561,400
	Crown Castle International
	9.00% 1/15/15		1,537,000	1,644,590
	#CSC Holdings 144A
	8.50% 4/15/14		483,000	516,810
	8.50% 6/15/15		197,000	210,790
	Deutsche Telekom International Finance
	5.25% 7/22/13		2,055,000	2,183,166
	#Digicel Group 144A
	8.25% 9/1/17		1,105,000	1,082,900
	8.875% 1/15/15		1,445,000	1,408,875
*	9.125% 1/15/15		620,000	613,800
	12.00% 4/1/14		1,385,000	1,544,275
	#DigitalGlobe 144A 10.50% 5/1/14		521,000	560,075
	DirecTV Holdings 7.625% 5/15/16		5,845,000	6,393,815
	#DirecTVHoldings 144A 4.75% 10/1/14		1,080,000	1,103,583
	DISH DBS 7.125% 2/1/16		1,426,000	1,463,433
	#DISH DBS 144A 7.875% 9/1/19		4,605,000	4,852,518
	#GCI 144A 8.625% 11/15/19		540,000	547,425
	#Global Crossing 144A 12.00% 9/15/15		1,865,000	2,056,163
	@Grupo Televisa 8.49% 5/11/37	MXN	19,000,000	1,192,449
	#GXS Worldwide 144A 9.75% 6/15/15	USD	2,150,000	2,123,125
	Hughes Network Systems/Finance
	9.50% 4/15/14		1,456,000	1,510,600
	#Intelsat Bermuda 144A 11.25% 2/4/17		3,388,000	3,413,410
	Intelsat Jackson Holdings
	11.25% 6/15/16		3,668,000	3,988,949
	Intelsat Subsidiary Holding
	8.875% 1/15/15		678,000	705,120
	Interpublic Group 6.25% 11/15/14		1,573,000	1,517,945
	#Interpublic Group 144A
	10.00% 7/15/17		179,000	199,585
	Lamar Media
	6.625% 8/15/15		627,000	605,055
*	6.625% 8/15/15		829,000	808,275
	Level 3 Financing
	9.25% 11/1/14		982,000	932,900
	12.25% 3/15/13		737,000	784,905
	LIN Television 6.50% 5/15/13		245,000	233,975
	#Mediacom Capital 144A
	9.125% 8/15/19		1,070,000	1,096,750
	*MetroPCS Wireless 9.25% 11/1/14		2,871,000	2,921,243
	*#NET Servicos de Comunicacao 144A
	7.50% 1/27/20		1,241,000	1,272,025
	Nielsen Finance
	10.00% 8/1/14		623,000	652,593
	11.50% 5/1/16		491,000	551,148
	11.625% 2/1/14		562,000	634,358
Ω	12.50% 8/1/16		737,000	676,198
	#NII Capital 144A
	8.875% 12/15/19		1,045,000	1,022,794
	10.00% 8/15/16		1,610,000	1,694,525
	#Nordic Telephone Holdings 144A
	8.875% 5/1/16		1,421,000	1,509,813
	PAETEC Holding 8.875% 6/30/17		1,033,000	1,051,078
	#Qwest 144A 8.375% 5/1/16		1,030,000	1,109,825
	Qwest Communications International
	7.50% 2/15/14		788,000	794,895
	#Rainbow National Services 144A
	10.375% 9/1/14		433,000	458,980
	Shaw Communications 6.75% 11/9/39	CAD	2,779,000	2,617,177
	#Sinclair Television Group 144A
	9.25% 11/1/17	USD	775,000	809,875
	Sirius Satellite 9.625% 8/1/13		525,000	525,000
	#Sirius XM Radio 144A 9.75% 9/1/15		180,000	190,350
	Sprint Capital
	6.875% 11/15/28		2,705,000	2,262,056
	8.75% 3/15/32		3,935,000	3,728,412
	Sprint Nextel 6.00% 12/1/16		3,196,000	2,932,330
	*#Telcordia Technologies 144A
	10.00% 3/15/13		2,180,000	1,951,100
	Telecom Italia Capital
	5.25% 10/1/15		4,305,000	4,506,645
	7.175% 6/18/19		2,495,000	2,786,436
	Telesat Canada
	11.00% 11/1/15		1,789,000	1,950,010
	12.50% 11/1/17		691,000	763,555
	#Terremark Worldwide 144A
	12.00% 6/15/17		832,000	923,520
	Time Warner Cable 8.25% 4/1/19		3,920,000	4,676,916

Diversified Income Series-10

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Communications (continued)
Time Warner Telecom Holdings
9.25% 2/15/14	USD	1,018,000	$1,054,903
*#Univision Communications 144A
12.00% 7/1/14		795,000	879,469
#UPC Holding 144A 9.875% 4/15/18		590,000	625,400
Verizon Communications
6.40% 2/15/38		1,890,000	1,982,400
Videotron Ltee
6.375% 12/15/15		32,000	31,440
9.125% 4/15/18		630,000	696,150
#Videotron Ltee 144A 9.125% 4/15/18		287,000	317,135
#Vimpelcom 144A 9.125% 4/30/18		2,926,000	3,138,135
Virgin Media Finance
8.375% 10/15/19		850,000	878,688
8.75% 4/15/14		135,000	140,063
Visant Holding 8.75% 12/1/13		928,000	958,160
#Vivendi 144A
5.75% 4/4/13		4,875,000	5,129,104
6.625% 4/4/18		2,285,000	2,480,422
Vodafone Group
5.00% 12/16/13		480,000	508,699
5.00% 9/15/15		1,775,000	1,862,795
5.375% 1/30/15		3,200,000	3,442,730
#Wind Acquisition Finance 144A
11.75% 7/15/17		1,455,000	1,596,863
12.00% 12/1/15		570,000	612,750
Windstream 8.125% 8/1/13		735,000	766,238
#Windstream 144A 7.875% 11/1/17		235,000	233,238
WPP Finance UK 8.00% 9/15/14		5,580,000	6,352,215
#XM Satellite Radio 144A 13.00% 8/1/13		350,000	381,938
XM Satellite Radio Holdings PIK
10.00% 6/1/11		730,000	733,650
			171,386,075
Consumer Cyclical–6.96%
*#Allison Transmission 144A
11.00% 11/1/15		2,675,000	2,822,125
America Axle & Manufacturing
* 5.25% 2/11/14		1,395,000	1,217,138
7.875% 3/1/17		685,000	582,250
*ArvinMeritor 8.125% 9/15/15		1,990,000	1,910,400
Beazer Homes USA 8.625% 5/15/11		1,057,000	1,035,860
Burlington Coat Factory Investment
Holdings 14.50% 10/15/14		3,460,000	3,477,299
*Burlington Coat Factory Warehouse
11.125% 4/15/14		860,000	892,250
Carrols 9.00% 1/15/13		361,000	368,220
Corrections Corporation of America
7.75% 6/1/17		1,220,000	1,262,700
CVS Caremark 6.60% 3/15/19		730,000	800,223
t#CVS Pass Through Trust 144A
8.353% 7/10/31		6,495,531	7,165,349
Darden Restaurants 6.80% 10/15/37		2,630,000	2,735,692
Duane Reade 11.75% 8/1/15		25,000	27,250
Ford Motor 7.45% 7/16/31		3,200,000	2,844,000
Ford Motor Credit
7.50% 8/1/12		2,805,000	2,830,354
7.80% 6/1/12		1,530,000	1,547,287
8.00% 6/1/14		1,253,000	1,287,747
9.875% 8/10/11		375,000	392,777
12.00% 5/15/15		1,360,000	1,578,688
#Galaxy Entertainment Finance 144A
9.875% 12/15/12		1,475,000	1,482,375
Gaylord Entertainment
6.75% 11/15/14		900,000	841,500
Global Cash Access/Finance
8.75% 3/15/12		754,000	754,943
GMAC
6.00% 12/15/11		468,000	463,320
6.625% 5/15/12		1,240,000	1,227,600
6.875% 9/15/11		4,096,000	4,075,519
6.875% 8/28/12		2,083,000	2,062,170
Goodyear Tire & Rubber
* 9.00% 7/1/15		954,000	996,930
10.50% 5/15/16		1,153,000	1,279,830
#Harrah’s Operating 144A
10.00% 12/15/18		2,887,000	2,331,253
#Harrah’s Operating Escrow 144A
11.25% 6/1/17		2,172,000	2,283,315
Interface 9.50% 2/1/14		223,000	220,491
#Interface 144A 11.375% 11/1/13		650,000	729,625
#Invista 144A 9.25% 5/1/12		1,047,000	1,067,940
K Hovnanian Enterprises
6.25% 1/15/15		585,000	421,200
7.50% 5/15/16		910,000	655,200
#K Hovnanian Enterprises 144A
10.625% 10/15/16		990,000	1,039,500
#Landry’s Restaurants 144A
11.625% 12/1/15		485,000	516,525
M/I Homes 6.875% 4/1/12		359,000	340,153
Macy’s Retail Holdings
6.65% 7/15/24		2,746,000	2,512,590
8.875% 7/15/15		968,000	1,072,060
Meritage Homes
6.25% 3/15/15		159,000	147,075
7.00% 5/1/14		985,000	945,600
MGM MIRAGE
* 6.625% 7/15/15		415,000	324,738
7.50% 6/1/16		1,273,000	999,305
* 7.625% 1/15/17		1,441,000	1,127,583
13.00% 11/15/13		842,000	970,405
#MGM MIRAGE 144A
11.125% 11/15/17		607,000	675,288
11.375% 3/1/18		1,225,000	1,102,500
Mobile Mini
6.875% 5/1/15		629,000	597,550
9.75% 8/1/14		225,000	235,125
Mohawk Industries 6.875% 1/15/16		621,000	621,000

Diversified Income Series-11

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Consumer Cyclical (continued)
Mohegan Tribal Gaming Authority
6.875% 2/15/15	USD	800,000	$524,000
*#NCL 144A 11.75% 11/15/16		695,000	689,788
New Albertsons 7.25% 5/1/13		294,000	299,145
#Norcraft 144A 10.50% 12/15/15		710,000	731,300
Nordstrom
6.75% 6/1/14		2,585,000	2,889,701
7.00% 1/15/38		1,615,000	1,793,803
*OSI Restaurant Partners
10.00% 6/15/15		1,166,000	1,034,825
Pinnacle Entertainment
7.50% 6/15/15		1,981,000	1,832,425
#Pinnacle Entertainment 144A
8.625% 8/1/17		745,000	763,625
@#Pokagon Gaming Authority 144A
10.375% 6/15/14		796,000	831,820
Quiksilver 6.875% 4/15/15		2,140,000	1,765,500
Rite Aid 9.375% 12/15/15		2,241,000	1,983,285
Royal Caribbean Cruises
6.875% 12/1/13		15,000	14,813
* 7.00% 6/15/13		1,130,000	1,132,825
Ryland Group 8.40% 5/15/17		1,088,000	1,169,600
#Sealy Mattress 144A
10.875% 4/15/16		349,000	390,008
#Shingle Springs Tribal Gaming
Authority 144A 9.375% 6/15/15		1,671,000	1,278,315
Speedway Motorsports 8.75% 6/1/16		728,000	771,680
#Standard Pacific Escrow 144A
10.75% 9/15/16		1,080,000	1,107,000
*Tenneco 8.625% 11/15/14		1,772,000	1,796,365
Toys R US
7.625% 8/1/11		404,000	412,585
7.875% 4/15/13		562,000	567,620
#Toys R US Property 144A
10.75% 7/15/17		702,000	772,200
#TRW Automotive 144A
7.00% 3/15/14		1,385,000	1,364,225
* 7.25% 3/15/17		810,000	789,750
#Volvo Treasury 144A 5.95% 4/1/15		3,460,000	3,574,414
*Wynn Las Vegas 6.625% 12/1/14		1,425,000	1,384,031
			100,562,465
Consumer Non-Cyclical–6.57%
Accellent 10.50% 12/1/13		1,520,000	1,470,600
#Alliance HealthCare Services 144A
8.00% 12/1/16		1,010,000	989,800
#Alliance One International 144A
10.00% 7/15/16		2,365,000	2,495,075
#Anheuser-Busch InBev Worldwide 144A
7.20% 1/15/14		2,135,000	2,423,575
*Aramark 8.50% 2/1/15		2,286,000	2,366,010
Bausch & Lomb 9.875% 11/1/15		2,615,000	2,771,900
Beckman Coulter
6.00% 6/1/15		2,600,000	2,837,931
7.00% 6/1/19		1,850,000	2,100,222
Biomet 11.625% 10/15/17		761,000	844,710
Biomet PIK 10.375% 10/15/17		698,000	760,820
#Bio-Rad Laboratories 144A
8.00% 9/15/16		515,000	544,613
#CareFusion 144A 6.375% 8/1/19		5,730,000	6,145,138
Community Health Systems
8.875% 7/15/15		2,066,000	2,143,475
Cornell 10.75% 7/1/12		239,000	245,274
*Delhaize Group 5.875% 2/1/14		1,505,000	1,617,855
DJO Finance 10.875% 11/15/14		1,190,000	1,261,400
#Dole Food 144A
8.00% 10/1/16		705,000	719,100
13.875% 3/15/14		610,000	736,575
HCA
6.50% 2/15/16		1,201,000	1,146,955
9.25% 11/15/16		3,806,000	4,096,207
#HCA 144A 9.875% 2/15/17		120,000	133,200
HCA PIK 9.625% 11/15/16		416,000	451,360
Hospira 6.40% 5/15/15		3,010,000	3,335,342
Ingles Markets 8.875% 5/15/17		851,000	889,295
Inverness Medical Innovations
9.00% 5/15/16		1,167,000	1,199,093
Iron Mountain
6.625% 1/1/16		322,000	317,170
8.00% 6/15/20		1,769,000	1,804,380
* 8.75% 7/15/18		243,000	253,328
Jarden 8.00% 5/1/16		1,273,000	1,320,738
#JBS USA Finance 144A
11.625% 5/1/14		1,502,000	1,708,525
Medco Health Solutions
7.125% 3/15/18		4,805,000	5,410,006
#M-Foods Holdings 144A
9.75% 10/1/13		406,000	423,763
#National Money Mart 144A
10.375% 12/15/16		1,355,000	1,392,263
#Novasep Holding 144A
9.75% 12/15/16		2,120,000	2,077,600
Psychiatric Solutions 7.75% 7/15/15		978,000	951,105
#Psychiatric Solutions 144A
7.75% 7/15/15		1,047,000	992,033
Quest Diagnostics
5.45% 11/1/15		5,673,000	6,140,749
6.40% 7/1/17		1,970,000	2,165,008
RSC Equipment Rental 9.50% 12/1/14		2,104,000	2,117,150
*#RSC Equipment Rental III 144A
10.25% 11/15/19		975,000	983,531
Select Medical 7.625% 2/1/15		2,194,000	2,139,150
#ServiceMaster PIK 144A
10.75% 7/15/15		1,070,000	1,118,150
Smithfield Foods 7.75% 5/15/13		1,688,000	1,645,800
#Smithfield Foods 144A
10.00% 7/15/14		495,000	539,550

Diversified Income Series-12

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Consumer Non-Cyclical (continued)
Supervalu
7.50% 11/15/14	USD	850,000	$864,875
8.00% 5/1/16		1,062,000	1,083,240
Tenet Healthcare 7.375% 2/1/13		1,987,000	2,001,903
#Tops Markets 144A 10.125% 10/15/15		550,000	569,250
#Tyson Foods 144A 10.50% 3/1/14		840,000	963,900
UnitedHealth Group 6.00% 2/15/18		3,425,000	3,543,505
Universal Hospital Services PIK
8.50% 6/1/15		543,000	537,570
•US Oncology Holdings PIK
6.428% 3/15/12		2,324,000	2,184,560
Yale University 2.90% 10/15/14		4,070,000	4,059,451
*Yankee Acquisition 9.75% 2/15/17		1,965,000	1,945,350
			94,979,128
Electric & Gas–4.23%
AES
7.75% 3/1/14		150,000	153,000
8.00% 10/15/17		529,000	545,531
8.00% 6/1/20		5,771,000	5,900,847
#AES 144A 8.75% 5/15/13		72,000	74,160
Ameren 8.875% 5/15/14		1,015,000	1,141,113
#American Transmission Systems 144A
5.25% 1/15/22		1,780,000	1,761,536
#Calpine Construction Finance 144A
8.00% 6/1/16		1,598,000	1,653,930
#Centrais Eletricas Brasileiras 144A
6.875% 7/30/19		3,165,000	3,445,894
Duquense Light Holdings
5.50% 8/15/15		1,076,000	1,020,313
Edison Mission Energy
7.00% 5/15/17		255,000	202,725
7.20% 5/15/19		723,000	551,288
* 7.50% 6/15/13		445,000	420,525
Elwood Energy 8.159% 7/5/26		993,642	918,671
#Enel Finance International 144A
3.875% 10/7/14		425,000	430,640
5.125% 10/7/19		3,925,000	3,956,769
Energy Future Holdings
5.55% 11/15/14		1,500,000	1,071,297
10.875% 11/1/17		789,000	648,953
Illinois Power 9.75% 11/15/18		7,220,000	8,991,895
#Majapahit Holding 144A
7.75% 1/20/20		924,000	972,510
8.00% 8/7/19		1,505,000	1,595,300
Midamerican Funding 6.75% 3/1/11		20,000	20,895
Mirant North America
7.375% 12/31/13		206,000	204,713
*Mirant North Americas Generation
8.50% 10/1/21		1,541,000	1,471,655
NRG Energy
7.25% 2/1/14		889,000	902,335
7.375% 2/1/16		3,871,000	3,885,516
7.375% 1/15/17		579,000	581,895
Orion Power Holdings 12.00% 5/1/10		771,000	794,130
Pennsylvania Electric 5.20% 4/1/20		4,510,000	4,450,536
PPL Electric Utilities 7.125% 11/30/13		1,130,000	1,292,783
Progress Energy 4.875% 12/1/19		2,400,000	2,336,846
Public Service Company of Oklahoma
5.15% 12/1/19		4,385,000	4,361,939
•Puget Sound Energy 6.974% 6/1/67		1,279,000	1,130,086
*RRI Energy 7.625% 6/15/14		428,000	425,860
Sempra Energy 6.00% 10/15/39		2,175,000	2,155,088
*Texas Competitive Electric Holdings
10.25% 11/1/15		1,981,000	1,614,515
			61,085,689
Energy–6.86%
#Adaro Indonesia 144A
7.625% 10/22/19		1,688,000	1,677,450
#Arch Coal 144A 8.75% 8/1/16		635,000	674,688
Berry Petroleum 10.25% 6/1/14		1,025,000	1,119,813
Chesapeake Energy
6.50% 8/15/17		1,390,000	1,369,150
6.625% 1/15/16		948,000	943,260
7.00% 8/15/14		17,000	17,298
7.25% 12/15/18		141,000	142,763
9.50% 2/15/15		2,547,000	2,808,068
CITIC Resources 6.75% 5/15/14		1,270,000	1,247,775
Complete Production Services
8.00% 12/15/16		1,381,000	1,368,916
Copano Energy 7.75% 6/1/18		810,000	816,075
Denbury Resources
7.50% 4/1/13		232,000	234,320
9.75% 3/1/16		599,000	642,428
*Dynergy Holdings
7.75% 6/1/19		1,818,000	1,586,205
8.375% 5/1/16		205,000	195,775
Enbridge Energy Partners
9.875% 3/1/19		3,730,000	4,730,642
Energy Transfer Partners
9.70% 3/15/19		2,810,000	3,476,202
Enterprise Products Operating
5.00% 3/1/15		1,185,000	1,219,282
6.125% 10/15/39		130,000	126,010
• 8.375% 8/1/66		2,260,000	2,206,228
* 9.75% 1/31/14		1,960,000	2,341,228
Forest Oil 7.25% 6/15/19		957,000	949,823
#Gaz Capital 144A
7.288% 8/16/37		669,000	620,498
* 9.25% 4/23/19		1,506,000	1,686,720
Geophysique-Veritas 7.75% 5/15/17		997,000	994,508
*#Headwaters 144A 11.375% 11/1/14		335,000	350,913
#Helix Energy Solutions Group 144A
9.50% 1/15/16		1,664,000	1,713,920
#Hercules Offshore 144A
10.50% 10/15/17		1,585,000	1,680,100

Diversified Income Series-13

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Energy (continued)
#Hilcorp Energy I 144A
7.75% 11/1/15	USD	545,000	$536,825
9.00% 6/1/16		692,000	705,840
#Holly 144A 9.875% 6/15/17		965,000	1,020,488
International Coal Group
10.25% 7/15/14		1,926,000	1,860,998
KCS Energy 7.125% 4/1/12		19,000	19,143
*Key Energy Services 8.375% 12/1/14		1,318,000	1,327,885
Kinder Morgan Energy Partners
6.85% 2/15/20		140,000	155,587
9.00% 2/1/19		2,490,000	3,068,926
Mariner Energy 8.00% 5/15/17		1,032,000	995,880
MarkWest Energy Partners
8.75% 4/15/18		587,000	607,545
#Midcontinent Express Pipeline 144A
6.70% 9/15/19		3,190,000	3,277,635
#Murray Energy 144A
10.25% 10/15/15		845,000	845,000
Nexen 7.50% 7/30/39		3,800,000	4,370,520
Noble Energy 8.25% 3/1/19		2,725,000	3,265,576
OPTI Canada
7.875% 12/15/14		736,000	607,200
8.25% 12/15/14		1,400,000	1,160,250
Petrobras International Finance
5.75% 1/20/20		2,345,000	2,397,263
Petrohawk Energy
7.875% 6/1/15		480,000	487,200
9.125% 7/15/13		1,378,000	1,446,900
#Petrohawk Energy 144A
10.50% 8/1/14		332,000	364,370
Petroleum Development
12.00% 2/15/18		1,022,000	1,059,048
#Petronas Capital 144A
5.25% 8/12/19		1,483,000	1,489,246
Plains All American Pipeline
5.75% 1/15/20		6,360,000	6,376,758
Plains Exploration & Production
8.625% 10/15/19		500,000	516,250
*#Power Sector Assets & Liabilities
Management 144A 7.39% 12/2/24		1,113,000	1,151,955
Pride International 8.50% 6/15/19		3,635,000	4,216,599
Quicksilver Resources
7.125% 4/1/16		1,085,000	1,017,188
11.75% 1/1/16		477,000	543,780
Range Resources 8.00% 5/15/19		1,027,000	1,104,025
#Ras Laffan Liquefied Natural Gas III
144A 5.832% 9/30/16		425,000	445,683
Regency Energy Partners
8.375% 12/15/13		405,000	421,200
#Regency Energy Partners 144A
9.375% 6/1/16		593,000	634,510
#SandRidge Energy 144A
8.75% 1/15/20		1,395,000	1,401,975
9.875% 5/15/16		1,679,000	1,775,543
•TransCanada Pipelines
6.35% 5/15/67		2,470,000	2,320,837
Weatherford International
4.95% 10/15/13		270,000	281,812
5.95% 6/15/12		1,615,000	1,729,400
9.625% 3/1/19		2,205,000	2,753,397
Williams 7.50% 1/15/31		415,000	448,896
#Woodside Finance 144A
4.50% 11/10/14		2,985,000	3,014,867
5.00% 11/15/13		1,000,000	1,023,947
			99,188,005
Finance Companies–3.28%
Capital One Bank USA
8.80% 7/15/19		5,280,000	6,249,646
Capital One Capital V
10.25% 8/15/39		3,205,000	3,735,476
Capital One Capital VI
8.875% 5/15/40		1,560,000	1,673,100
Cardtronics 9.25% 8/15/13		1,759,000	1,818,367
#CDP Financial 144A
4.40% 11/25/19		4,590,000	4,405,390
5.60% 11/25/39		3,200,000	3,102,352
FTI Consulting
7.625% 6/15/13		647,000	659,131
7.75% 10/1/16		340,000	345,950
General Electric Capital
• 2.07% 2/2/11	NOK	7,500,000	1,271,964
@ 5.125% 1/28/14	SEK	7,400,000	1,060,689
* 6.00% 8/7/19	USD	8,810,000	9,161,616
6.75% 3/15/32		190,000	194,277
@General Electric Capital UK Funding
4.625% 1/18/16	GBP	509,000	801,283
•#ILFC E-Capital Trust II 144A
6.25% 12/21/65	USD	660,000	349,800
International Lease Finance
5.25% 1/10/13		695,000	567,243
5.35% 3/1/12		933,000	810,327
5.55% 9/5/12		1,487,000	1,238,940
5.625% 9/20/13		2,910,000	2,284,431
5.875% 5/1/13		455,000	361,921
* 6.375% 3/25/13		1,235,000	1,016,090
6.625% 11/15/13		2,165,000	1,744,191
Nuveen Investments
10.50% 11/15/15		3,863,000	3,524,988
TNB Capital 5.25% 5/5/15		895,000	940,855
			47,318,027
Industrials–0.09%
*Sally Holdings 10.50% 11/15/16		1,168,000	1,261,440
			1,261,440
Insurance–1.01%
•Chubb 6.375% 3/29/67		1,865,000	1,753,100
MetLife 6.817% 8/15/18		655,000	730,716
•#MetLife Capital Trust X 144A
9.25% 4/8/38		4,420,000	5,038,799

Diversified Income Series-14

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
@=‡t#Twin Reefs Pass Through Trust 144A
1.386% 12/31/49	USD	600,000	$0
UnitedHealth Group
5.50% 11/15/12		1,561,000	1,667,743
5.80% 3/15/36		1,197,000	1,076,210
WellPoint
5.00% 12/15/14		244,000	254,115
6.00% 2/15/14		2,646,000	2,872,185
7.00% 2/15/19		1,040,000	1,165,157
			14,558,025
Natural Gas–0.27%
AmeriGas Partners 7.125% 5/20/16		512,000	514,560
El Paso
6.875% 6/15/14		192,000	192,818
* 7.00% 6/15/17		1,273,000	1,268,916
7.25% 6/1/18		126,000	125,118
8.25% 2/15/16		210,000	225,225
#El Paso Performance-Linked Trust 144A
7.75% 7/15/11		354,000	364,677
Inergy Finance
* 6.875% 12/15/14		475,000	471,438
8.25% 3/1/16		376,000	383,520
#Inergy Finance 144A 8.75% 3/1/15		308,000	318,010
			3,864,282
Real Estate–0.66%
Developers Diversified Realty
5.375% 10/15/12		1,195,000	1,123,832
* 9.625% 3/15/16		865,000	904,082
*#Host Hotels & Resorts 144A
9.00% 5/15/17		1,084,000	1,177,495
ProLogis 7.375% 10/30/19		3,465,000	3,423,773
Regency Centers 5.875% 6/15/17		550,000	509,716
•#USB Realty 144A 6.091% 12/22/49		2,700,000	1,991,250
Ventas Realty 6.50% 6/1/16		490,000	475,300
			9,605,448
Technology–1.35%
*First Data 9.875% 9/24/15		5,941,000	5,569,688
*Freescale Semiconductor
8.875% 12/15/14		6,750,000	6,226,875
Sungard Data Systems
9.125% 8/15/13		930,000	957,900
* 10.25% 8/15/15		1,553,000	1,661,710
#Unisys 144A 12.75% 10/15/14		828,000	960,480
Xerox
* 4.25% 2/15/15		2,315,000	2,301,476
8.25% 5/15/14		1,615,000	1,854,325
			19,532,454
Transportation–0.63%
#Ashtead Capital 144A 9.00% 8/15/16		832,000	837,200
#Ashtead Holdings 144A 8.625% 8/1/15		75,000	75,750
Avis Budget Car Rental
7.625% 5/15/14		1,535,000	1,465,925
* 7.75% 5/15/16		950,000	893,000
Delta Air Lines 7.92% 11/18/10		623,000	626,115
Hertz
8.875% 1/1/14		1,244,000	1,278,210
* 10.50% 1/1/16		836,000	896,610
Kansas City Southern de Mexico
9.375% 5/1/12		2,180,000	2,272,650
#Kansas City Southern de Mexico 144A
12.50% 4/1/16		595,000	687,225
‡@Northwest Airlines 10.00% 2/1/10		145,000	1,102
			9,033,787
Total Corporate Bonds
(cost $838,300,215)			900,836,572

MUNICIPAL BONDS–0.83%
California State
7.30% 10/1/39		5,000,000	4,747,350
7.55% 4/1/39		4,895,000	4,826,030
North Texas Tollway Authority Series A
6.00% 1/1/20		385,000	426,711
Oregon State Taxable Pension
(1st Subordinate) 5.892% 6/1/27		5,000	5,043
•Puerto Rico Sales Tax Financing
Revenue (1st Subordinate) Class B
5.00% 8/1/39		1,875,000	1,967,081
Total Municipal Bonds
(cost $12,332,462)			11,972,215

NON-AGENCY ASSET-BACKED
SECURITIES–3.79%
•#AH Mortgage Advance Trust Series
2009-ADV3 A1 144A
2.186% 10/6/21		2,150,000	2,158,170
#Bank of America Auto Trust Series
2009-3A A4 144A 2.67% 12/15/16		4,220,000	4,189,036
•Bank of America Credit Card Trust
Series 2008-A5 A5 1.433% 12/16/13		2,460,000	2,471,332
#Cabela’s Master Credit Card Trust
Series 2008-1A A1 144A
4.31% 12/16/13		1,220,000	1,247,394
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11		1,303,788	1,322,369
Series 2008-1 A3A 3.86% 8/15/12		892,497	909,740
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20		750,000	810,510
Series 2008-A3 A3 5.05% 2/15/16		1,000,000	1,073,202
Series 2009-A2 A2 3.20% 4/15/14		1,845,000	1,893,894
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		133,356	135,743
Series 2008-A A3 4.94% 4/25/14		2,010,000	2,057,104
@Chase Funding Mortgage Loan
Asset-Backed Certificates
Series 2002-3 1A6 4.707% 9/25/13		544,858	503,682

Diversified Income Series-15

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13	USD	1,255,000	$1,300,723
Series 2005-A10 A10 4.65% 12/17/12		1,270,000	1,308,900
• Series 2008-A6 A 1.433% 5/15/15		3,000,000	3,051,739
Series 2008-A9 A9 4.26% 5/15/13		840,000	873,293
Citibank Credit Card Issuance Trust
Series 2000-A3 A3 5.45% 5/10/13		1,210,000	1,273,533
Series 2007-A3 A3 6.15% 6/15/39		1,797,000	1,951,684
• Series 2007-A7 A7 0.583% 8/20/14		750,000	741,810
• Series 2009-A1 A1 1.983% 3/17/14		1,540,000	1,572,327
• Series 2009-A2 A2 1.783% 5/15/14		2,300,000	2,338,214
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36		1,910,000	1,636,485
Series 2006-3 A5 5.948% 11/25/36		1,800,000	1,120,449
CNH Equipment Trust
• Series 2007-B A3B 0.833% 10/17/11		70,264	70,269
Series 2008-A A4A 4.93% 8/15/14		755,000	782,043
Series 2008-A3 4.12% 5/15/12		264,001	267,518
Series 2008-B A3A 4.78% 7/16/12		659,125	670,014
Series 2009-C A3 1.85% 12/16/13		950,000	946,294
@Countrywide Asset-Backed Certificates
Series 2006-13 1AF3 5.944% 1/25/37		20,000	10,357
Daimler Chrysler Auto Trust Series
2008-B A3A 4.71% 9/10/12		1,025,000	1,052,567
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		1,800,000	1,934,456
Series 2008-A4 A4 5.65% 12/15/15		530,000	576,189
#Dunkin Securitization Series 2006-1 A2
144A 5.779% 6/20/31		2,415,000	2,329,231
•Ford Credit Floorplan Master Owner
Trust Series 2009-2 A
1.783% 9/15/14		1,355,000	1,357,340
General Electric Capital Credit Card
Master Note Trust Series 2009-3 A
2.54% 9/15/14		2,035,000	2,036,627
•#Golden Credit Card Trust
Series 2008-3 A 144A 1.233% 7/15/17		1,200,000	1,186,359
#Harley-Davidson Motorcycle Trust
Series 2006-1 A2 144A 5.04% 10/15/12		278,797	286,137
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		137,751	140,187
Series 2008-A A3 4.93% 12/17/12		900,000	937,680
Series 2009-4 A3 1.00% 2/15/14		735,000	732,236
John Deere Owner Trust Series 2008-A A3
4.18% 6/15/12		811,916	822,388
•MBNA Credit Card Master Note Trust
Series 2005-A4 0.273% 11/15/12		720,000	717,645
•Merrill Auto Trust Securitization Series
2007-1 A4 0.293% 12/15/13		645,000	637,942
Mid-State Trust
Series 11 A1 4.864% 7/15/38		15,179	13,568
Series 2005-1 A 5.745% 1/15/40		165,682	155,678
# Series 2006-1 A 144A 5.787% 10/15/40		198,604	198,243
•Residential Asset Securities
Series 2006-KS3 AI3 0.401% 4/25/36		77,157	71,169
PStructured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31		31,823	25,335
World Omni Auto Receivables Trust
Series 2008-A A3A 3.94% 10/15/12		830,000	847,870
Total Non-Agency Asset-Backed
Securities (cost $54,281,012)			54,746,675

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–2.90%
@American Home Mortgage
Investment Trust Series 2005-2 5A1
5.064% 9/25/35		69,114	55,538
•ARM Trust Series 2005-10 3A11
5.401% 1/25/36		900,566	748,073
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33		809,406	806,624
Series 2004-2 1A1 6.00% 3/25/34		109,516	106,128
Series 2004-10 1CB1 6.00% 11/25/34		62,549	50,606
Series 2004-11 1CB1 6.00% 12/25/34		3,872	3,094
Series 2005-1 2A1 5.50% 2/25/20		495,870	445,043
Series 2005-3 2A1 5.50% 4/25/20		64,804	57,837
Series 2005-5 2CB1 6.00% 6/25/35		231,628	154,974
Series 2005-6 7A1 5.50% 7/25/20		403,264	369,995
Series 2005-9 5A1 5.50% 10/25/20		713,697	654,817
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36		2,104,922	1,929,622
Series 2006-5 2A10 5.75% 9/25/36		1,850,000	1,384,923
•Bank of America Mortgage Securities
Series 2003-D 1A2 3.718% 5/25/33		33	21
Series 2005-I 4A1 5.233% 10/25/35		176,489	145,134
Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18		363,987	365,807
•Chaseflex Trust Series 2006-1 A4
6.30% 6/25/36		1,490,000	948,745
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36		200,000	160,705
Series 2006-4 3A1 5.50% 8/25/21		975,035	933,596
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6 5.073% 8/25/34		711,727	706,292
Series 2007-AR8 1A3A
5.817% 8/25/37		1,669,538	1,191,472
tCountrywide Home Loan Mortgage Pass
Through Trust
• Series 2003-21 A1 4.066% 5/25/33		386	301
Series 2005-23 A1 5.50% 11/25/35		2,218,227	2,033,490
Series 2006-1 A2 6.00% 3/25/36		584,577	449,576
@ Series 2006-17 A5 6.00% 12/25/36		238,530	211,844
• Series 2006-HYB1 3A1 5.19% 3/20/36		847,298	503,628
Credit Suisse First Boston
Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33		77,153	76,056
Series 2004-1 3A1 7.00% 2/25/34		34,849	31,217

Diversified Income Series-16

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS (continued)
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	USD	973	$968
• Series 2004-AR5 4A1 5.663% 10/25/34		57,061	46,358
• Series 2007-AR2 1A1 5.83% 8/25/37		1,082,847	738,780
• Series 2007-AR3 2A2 6.281% 11/25/37		2,431,910	1,646,554
•GMAC Mortgage Loan Trust
Series 2005-AR2 4A 5.167% 5/25/35		1,530,068	1,244,585
GSMPS Mortgage Loan Trust
# 144A Series 2005-RP1 1A3
8.00% 1/25/35		220,172	202,971
# 144A Series 2005-RP1 1A4
8.50% 1/25/35		170,100	156,971
Series 2006-RP1 1A2 7.50% 1/25/36		268,915	235,182
•GSR Mortgage Loan Trust
Series 2005-AR6 2A1 3.336% 9/25/35		106,859	92,658
Series 2006-AR1 3A1 5.343% 1/25/36		474,715	347,287
•JPMorgan Mortgage Trust
@ Series 2004-A6 1A2 4.839% 12/25/34		715,152	599,953
Series 2005-A1 4A1 4.771% 2/25/35		120,437	110,684
Series 2005-A2 5A1 4.312% 4/25/35		72,389	65,460
Series 2005-A4 1A1 5.38% 7/25/35		743,985	648,215
Series 2005-A8 2A1 4.954% 11/25/35		1,452,985	1,320,875
Series 2006-A2 3A3 5.673% 4/25/36		495,000	315,856
Lehman Mortgage Trust Series 2005-2
2A3 5.50% 12/25/35		323,489	282,325
MASTR Alternative Loans Trust
Series 2003-9 1A1 5.50% 12/25/18		36,686	36,227
•MASTR ARM Trust
Series 2003-6 1A2 3.825% 12/25/33		1,106	982
Series 2005-6 7A1 5.331% 6/25/35		493,424	378,844
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		326,498	309,765
Series 2005-2 1A4 8.00% 5/25/35		200,530	188,874
Series 2005-2 A2 5.006% 7/25/35		138,493	121,290
Prime Mortgage Trust Series 2004-CL1
1A1 6.00% 2/25/34		5,490	5,594
•Residential Accredit Loans
Series 2004-QA6 NB1 4.68% 12/26/34		3,086	1,994
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31		13,718	13,737
Series 2004-SL4 A3 6.50% 7/25/32		98,690	96,809
•Structured ARM Loan Trust
Series 2006-5 5A4 5.489% 6/25/36		95,947	16,001
Structured Asset Securities
• Series 2002-22H 1A 6.943% 11/25/32		1,035	999
Series 2004-12H 1A 6.00% 5/25/34		275,007	249,000
tWashington Mutual Alternative
Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35		159,508	105,125
tWashington Mutual Mortgage Pass
Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34		194,942	186,962
Series 2004-CB3 4A 6.00% 10/25/19		181,542	180,765
• Series 2006-AR10 1A1 5.92% 9/25/36		842,815	639,279
• Series 2006-AR14 2A1 5.754% 11/25/36		2,587,032	1,924,093
• Series 2007-HY1 1A1 5.673% 2/25/37		1,816,148	1,155,654
• Series 2007-HY3 4A1 5.314% 3/25/37		2,640,525	2,101,821
Wells Fargo Mortgage-Backed
Securities Trust
Series 2004-E A2 4.50% 5/25/34		24,765	23,814
• Series 2004-O A1 4.863% 8/25/34		2,735,591	2,673,787
• Series 2004-T A1 3.242% 9/25/34		48,899	46,805
• Series 2005-AR2 2A1 4.317% 3/25/35		74,574	65,829
• Series 2005-AR16 2A1 3.363% 10/25/35		8,341	7,055
• Series 2005-AR16 6A4 5.00% 10/25/35		1,310,519	497,120
Series 2006-1 A3 5.00% 3/25/21		504,289	476,554
Series 2006-2 3A1 5.75% 3/25/36		1,165,385	989,485
Series 2006-3 A11 5.50% 3/25/36		2,555,000	2,162,801
Series 2006-4 2A3 5.75% 4/25/36		387,300	139,065
Series 2006-7 2A1 6.00% 6/25/36		167,299	138,702
Series 2006-AR5 2A1 5.541% 4/25/36		912,146	710,922
• Series 2006-AR6 7A1 5.112% 3/25/36		952,108	848,799
• Series 2006-AR10 5A1 5.589% 7/25/36		932,619	726,036
• Series 2006-AR18 2A2 5.713% 11/25/36		765,291	218,128
• Series 2006-AR19 A1 5.622% 12/25/36		1,012,416	814,180
Series 2007-8 2A6 6.00% 7/25/37		400,000	285,455
Series 2007-13 A7 6.00% 9/25/37		899,844	773,022
Total Non-Agency Collateralized
Mortgage Obligations
(cost $48,557,486)			41,892,214

REGIONAL AUTHORITIES–0.29%Δ
Canada–0.29%
Province of Ontario Canada
4.00% 10/7/19		2,135,000	2,048,421
4.40% 6/2/19	CAD	1,890,000	1,821,265
Quebec Province 4.50% 12/1/19	CAD	365,000	350,816
Total Regional Authorities
(cost $4,283,373)			4,220,502

«SENIOR SECURED LOANS–4.70%
Advanced Disposal Services
6.00% 1/2/15	USD	735,000	727,650
Affiliated Computer Services
Term Tranche Loan A 2.231% 3/20/13		740,000	734,827
Term Tranche Loan B 2.236% 3/20/13		325,000	322,728
AIQ 3.75% 6/1/16		760,000	753,031
Allen System Term Tranche Loan
8.50% 10/18/13		495,000	495,619
Allied Security Holdings 6.75% 2/23/15		724,927	727,645
Alltran Term Tranche Loan
3.009% 8/7/14		373,368	344,666

Diversified Income Series-17

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
«SENIOR SECURED LOANS (continued)
Anchor Glass Term Tranche Loan B
6.75% 6/20/14	USD	925,372	$929,226
Aramark
1.995% 1/26/14		35,556	33,729
Term Tranche Loan B 2.155% 1/26/14		540,650	512,866
Ashland Term Tranche Loan
7.65% 5/20/14		722,504	733,944
Avis Car Rental 4.04% 4/19/12		1,106,888	1,079,675
Bausch & Lomb
Term Tranche Loan B
3.533% 4/11/15		880,023	838,495
Term Tranche Loan DD
3.519% 4/11/15		213,706	203,622
BE Aerospace 5.75% 7/28/14		785,904	792,128
Biomet Term Tranche Loan B
3.281% 3/25/15		297,411	286,093
Building Materials 6.063% 9/15/14		495,000	451,688
Burlington Coat Factory Term
Tranche Loan 2.51% 5/28/13		1,040,000	968,178
Butler Term Tranche Loan
5.50% 12/30/16		365,000	366,369
Calpine 1st Lien 3.165% 3/29/14		1,150,742	1,093,325
Cengage Learning Term Tranche Loan
2.73% 7/7/14		493,737	493,325
Charter Communications 2.26% 3/6/14		1,549,496	1,455,450
Community Health Systems
Term Tranche Loan B
2.504% 7/25/14		916,454	870,201
Term Tranche Loan DD
2.506% 7/25/14		46,842	44,083
Dana Holdings Term Tranch Loan B
7.231% 1/30/15		3,266,158	3,133,470
Delta Air Lines 8.75% 9/16/13		865,000	865,541
DirectTV Term Tranche Loan C
5.25% 4/13/13		685,445	686,922
Discovery Communications
5.25% 5/14/14		871,560	880,929
Energy Futures Holdings Term Tranche
Loan B 3.735% 10/10/14		3,868,232	3,151,410
First Data Corporation Term Tranche
Loan B2 3.001% 9/24/14		985,574	878,255
Flextronics International Term Tranche
Loan B 2.54% 10/1/12		806,481	764,480
Ford Motor Term Tranche Loan B
3.287% 12/15/13		7,826,478	7,253,463
Freescale Semiconductor 1.985% 12/1/13		786,440	690,175
General Nutrition Center Term Tranche
Loan B 2.529% 9/16/13		659,953	615,821
Goodyear Tire & Rubber 2nd Lien
2.34% 4/30/14		540,000	504,114
Graham Packaging International
Term Tranche Loan C 3.088% 5/16/14		1,588,615	1,550,321
Term Tranche Loan C 6.75% 4/5/14		1,361,574	1,373,910
Hanesbrands 5.25% 12/10/15		735,000	742,401
Harrahs 12.375% 12/31/16		1,485,000	1,497,994
Harrahs Operating 9.50% 10/31/16		505,000	506,263
HCA 2.533% 11/18/13		1,165,187	1,117,420
HealthSouth 4.011% 3/14/14		841,735	819,429
Huntsman Term Tranch
Loan C 2.484% 6/23/16		515,000	492,682
Intelsat
Term Tranche Loan A3 2.735% 7/3/12		396,552	379,103
Term Tranche Loan BA 2.735% 1/3/14		296,709	281,715
Term Tranche Loan BB 2.735% 1/3/14		296,715	281,720
Term Tranche Loan BC 2.735% 1/3/14		296,709	281,715
Johnsondiversey Term Tranche
Loan B 5.50% 11/24/15		710,000	713,255
Knology 5.75% 6/30/14		532,305	511,012
Language Line Holdings
5.75% 10/14/15		740,000	738,187
Level 3 Communications
Term Tranche Loan A 2.53% 3/13/14		415,000	377,997
Term Tranche Loan B 11.50% 3/13/14		400,000	428,200
Levi Strauss Term Tranche
Loan B 2.482% 3/27/14		240,000	218,800
MacDermid Term Tranche
Loan B 2.234% 4/12/14		1,023,220	900,434
MCC Georgia Term Tranche
Loan D 5.50% 3/31/17		535,000	537,453
MGM MIRAGE 6.00% 10/3/11		495,000	463,355
Nalco Holding Term Tranche
Loan 1.985% 5/6/16		1,240,625	1,256,133
Nielsen Finance Term Tranche
Loan B 3.985% 5/9/16		489,373	462,703
NTELOS Holdings 5.75% 7/31/15		250,000	252,266
Nuveen Investment
2nd Lien 12.50% 7/9/15		620,000	642,630
Term Tranche
Loan B 3.281% 11/13/14		372,041	327,571
Pilot Travel Centers Term Tranche
Loan A 5.25% 11/12/13		735,000	736,378
Pinnacle Foods Finance 2.985% 4/2/14		248,728	232,560
PQ Term Tranche Loan 6.74% 7/30/15		2,476,000	2,147,930
Rehabcare Group Term Tranche
Loan B 6.00% 11/3/15		980,000	972,346
Rental Service 2nd Lien
3.817% 11/30/13		396,202	371,317
Reynolds Consumer Products US
6.25% 11/5/15		990,000	997,633
Rite Aid 9.50% 6/5/15		1,100,000	1,141,366
Rockwood Specialties Term Tranche
Loan H 6.00% 5/15/14		620,000	627,750
Select Medical Term Tranch
Loan B 4.02% 8/22/14		944,506	917,947
Sinclair Television Group Term Tranche
Loan B 6.50% 10/16/15		495,000	497,784
Solutia 7.25% 2/28/14		557,270	567,165
Sungard Data Systems 6.75% 2/28/14		1,169,203	1,181,872
Targa Resources Term Tranche
Loan 6.00% 6/5/16		810,000	815,403

Diversified Income Series-18

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
SENIOR SECURED LOANS (continued)
TASC
Term Tranch Loan A 5.50% 12/19/14	USD	70,000	$70,292
Term Tranch Loan B 5.50% 12/19/14		160,000	160,975
Telesat Canada
3.24% 10/31/14		813,398	782,553
3.24% 10/31/14		69,863	67,213
Toys R US 4.486% 7/19/12		470,000	460,527
Univision Communications
2.533% 9/29/14		2,735,000	2,382,869
Visant Holdings Term Tranche Loan C
2.235% 1/21/11		250,000	244,750
Warner Chilcott
5.75% 4/30/15		76,250	76,425
Term Tranche Loan A 5.50% 10/30/14		206,780	207,328
Term Tranche Loan B 5.75% 4/30/15		103,390	103,664
Term Tranche Loan B2 5.75% 4/30/15		227,458	228,060
Total Senior Secured Loans
(cost $61,647,090)			67,829,919

SOVEREIGN DEBT–2.52%Δ
Brazil–0.68%
Federal Republic of Brazil
* 12.50% 1/5/16	BRL	6,934,000	4,515,255
12.50% 1/5/22	BRL	8,130,000	5,294,063
			9,809,318
Colombia–0.22%
Republic of Colombia 7.375% 9/18/37	USD	2,894,000	3,168,930
			3,168,930
Indonesia–0.60%
Indonesia Treasury Bond
10.75% 5/15/16	IDR	36,531,000,000	4,174,817
12.80% 6/15/21	IDR	36,200,000,000	4,531,998
			8,706,815
Mexico–0.55%
Mexican Government 10.00% 11/20/36	MXN	90,587,300	7,900,196
			7,900,196
Norway–0.13%
Eksportfinans 3.00% 11/17/14	USD	1,920,000	1,892,736
			1,892,736
Poland–0.16%
Poland Government Bond
5.50% 10/25/19	PLN	7,090,000	2,338,586
			2,338,586
Republic of Korea–0.18%
Government of South Korea
4.25% 12/7/21	EUR	969,000	1,291,311
#Korea Expressway 144A 4.50% 3/23/15	USD	1,220,000	1,245,908
			2,537,219
Total Sovereign Debt
(cost $34,394,404)			36,353,800
SUPRANATIONAL BANKS–1.85%
European Investment Bank
6.125% 1/23/17	AUD	470,000	417,224
9.00% 12/21/18	ZAR	29,400,000	3,804,753
^ 10.902% 3/30/16	TRY	3,940,000	1,396,327
11.25% 2/14/13	BRL	4,800,000	2,848,978
#European Investment Bank 144A
4.00% 5/15/14	NOK	5,480,000	966,755
Inter-American Development Bank
7.25% 5/24/12	NZD	1,343,000	1,027,613
International Bank for Reconstruction
& Development
5.375% 12/15/14	NZD	7,603,000	5,440,118
5.75% 8/20/12	MXN	48,800,000	3,683,052
5.75% 10/21/19	AUD	2,316,000	1,975,576
8.75% 6/15/12	BRL	2,380,000	1,342,543
International Finance 5.75% 6/24/14	AUD	4,262,000	3,810,915
Total Supranational Banks
(cost $25,338,676)			26,713,854

U.S. TREASURY
OBLIGATIONS–2.34%
U.S. Treasury Bond 4.50% 8/15/39	USD	4,375,000	4,277,249
U.S. Treasury Inflation Index Notes
1.625% 1/15/15		12,963,003	13,497,728
∞ 2.00% 1/15/14		6,423,026	6,800,378
* 2.375% 1/15/17		6,163,770	6,665,057
*U.S. Treasury Notes
2.125% 11/30/14		1,975,000	1,928,870
3.375% 11/15/19		700,000	673,535
Total U.S. Treasury Obligations
(cost $34,221,703)			33,842,817

	Number of
	Shares
COMMON STOCK–0.14%
=*†Adelphia Recovery Trust Series Arahova		1	0
†Alliance Imaging		88,066	502,857
Blackstone Group		25,000	328,000
=†Century Communications		2,500,000	0
†Delta Air Lines		12	137
†DirecTV		15,850	528,597
†Flextronics International		29,800	217,838
†Geoeye		7,600	211,888
Merck		298	10,889
†Mirant		116	1,771
†Mobile Mini		18,836	265,399
P=†Port Townsend		685	7
Total Common Stock
(cost $2,417,237)			2,067,383

Diversified Income Series-19

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)
CONVERTIBLE PREFERRED
STOCK–0.24%
Mylan 6.50% exercise price $17.08,
expiration date 11/15/10		2,096	$2,387,344
Whiting Petroleum 6.25% exercise price
$43.42, expiration date 12/31/49		5,931	1,065,563
Total Convertible Preferred Stock
(cost $3,166,898)			3,452,907

PREFERRED STOCK–0.28%
•Bank of America 8.125%		1,570,000	1,513,464
•PNC Financial Services Group 8.25%		2,420,000	2,469,559
=Port Townsend		137	0
Total Preferred Stock
(cost $3,803,532)			3,983,023

WARRANT–0.00%
=†Port Townsend		137	1
Total Warrant (cost $3,288)			1

		Principal
		Amount°
≠DISCOUNT NOTE–0.26%
Federal Home Loan Bank 0.001% 1/4/10	USD	3,820,000	3,820,000
Total Discount Note
(cost $3,820,000)			3,820,000

Total Value of Securities
Before Securities Lending
Collateral–96.52%
(cost $1,319,814,842)			1,394,409,050

		Number of
		Shares
SECURITIES LENDING
COLLATERAL**–5.43%
Investment Companies
Mellon GSL DBT II Collateral Fund		58,665,646	58,665,646
BNY Mellon SL DBT II
Liquidating Fund		19,968,680	19,739,041
†@ Mellon GSL Reinvestment Trust II		1,852,892	78,748
Total Securities Lending Collateral
(cost $80,487,218)			78,483,435

TOTAL VALUE OF SECURITIES–101.95% (cost $1,400,302,060)	1,472,892,485 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(5.57%)	(80,487,218)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.62%	52,371,294
NET ASSETS APPLICABLE TO 131,973,162 SHARES OUTSTANDING–100.00%	$1,444,776,561
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES
STANDARD CLASS ($652,803,379 / 59,472,172 Shares)	$10.98
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES
SERVICE CLASS ($791,973,182 / 72,500,990 Shares)	$10.92
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$1,300,601,443
Undistributed net investment income	71,249,350
Accumulated net realized loss on investments	(334,091)
Net unrealized appreciation of investments and foreign currencies	73,259,859
Total net assets	$1,444,776,561

Diversified Income Series-20

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

____________________

°Principal amount shown is stated in the currency in which each security is denominated.
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
SEK – Swedish Krona
SGD – Singapore Dollar
TRY – Turkish Lira
TWD – Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

•	Variable rate security. The rate shown is the rate as of December 31, 2009.
t
Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

*	Fully or partially on loan.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2009, the aggregate amount of Rule 144A securities was $277,048,856, which represented 19.18% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

Φ	Step coupon bond. Coupon decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2009.
†	Non income producing security.
@	Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $9,464,492, which represented 0.66% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
=
Security is being fair valued in accordance with the Series’ fair valuation policy. At December 31, 2009, the aggregate amount of fair valued securities was $145,579, which represented 0.01% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
‡	Non income producing security; security is currently in default.
P
Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2009, the aggregate amount of the restricted securities was $25,342, or 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.
«
Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2009.

^	Zero coupon security. The rate shown is the yield at the time of purchase.
∞	Fully or partially pledged as collateral for financial futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $79,408,442 of securities loaned.

Diversified Income Series-21

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

1The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at December 31, 2009:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	522,314	USD	(473,634)	1/8/10	$(4,861)
BRL	(4,116,600)	USD	2,287,000	1/8/10	(70,587)
CAD	5,320,251	USD	(4,967,787)	1/8/10	95,989
CAD	7,061,868	USD	(6,594,022)	1/8/10	127,412
EUR	(1,015,070)	USD	1,478,005	1/8/10	24,798
IDR	20,737,285,000	USD	(2,173,036)	1/8/10	23,632
ILS	10,675,267	USD	(2,830,960)	1/29/10	(16,411)
INR	181,926,400	USD	(3,904,000)	10/20/10	(74,409)
GBP	(502,369)	USD	828,689	1/8/10	16,823
KRW	18,117,781,883	USD	(15,608,013)	1/8/10	(74,869)
MYR	26,400,279	USD	(7,799,196)	1/8/10	(91,536)
NOK	14,713,939	USD	(2,586,657)	1/8/10	(48,842)
NOK	45,087,611	USD	(7,936,143)	1/8/10	(159,571)
NZD	(9,065,114)	USD	6,460,278	1/8/10	(112,775)
PLN	(8,833,391)	USD	3,043,034	1/8/10	(35,085)
PLN	(2,348,545)	USD	825,673	1/8/10	7,290
SGD	10,904,349	USD	(7,848,808)	1/8/10	(88,992)
TRY	(2,067,908)	USD	1,364,512	1/8/10	(15,811)
TWD	252,279,375	USD	(7,820,191)	1/8/10	66,431
ZAR	(40,607,979)	USD	5,346,623	1/6/10	(127,153)
					$(558,527)

Diversified Income Series-22

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

Financial Futures Contract
	Notional	Notional	Expiration	Unrealized
Contract to Sell	Proceeds	Value	Date	Appreciation
773 U.S. Treasury 5 yr notes	$90,225,117	$88,417,914	3/31/10	$1,807,203

Swap Contracts
CDS Contracts
		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
JPMorgan Securities
J.C. Penny
5 yr CDS	$1,350,000	1.00%	3/20/15	$(2,295)
5 yr CDS	3,370,000	1.00%	3/20/15	(836)
Donnelly (R.R.) & Son CDS	5,100,000	5.00%	6/20/14	(963,588)
	$9,820,000			$(966,719)
Protection Sold:
CitiGroup
MetLife 5 yr CDS	$1,215,000	5.00%	9/20/14	$82,694
JPMorgan Securities
Macy’s
5 yr CDS	1,350,000	1.00%	3/20/15	6,503
5 yr CDS	3,370,000	1.00%	3/20/15	12,779
MetLife 5 yr CDS	1,185,000	1.00%	12/20/14	40,328
UnitedHealth Group
5 yr CDS	530,000	1.00%	12/20/14	13,910
5 yr CDS	1,720,000	1.00%	12/20/14	32,649
	$9,370,000			188,863
Total				$(777,856)

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.
____________________

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Diversified Income Series-23

Delaware VIP® Trust —
Delaware VIP Diversified Income Series
Statement of Operations
Year Ended December 31, 2009

INVESTMENT INCOME:
Interest	$79,621,350
Dividends	782,304
Securities lending income	342,499
80,746,153

EXPENSES:
Management fees	7,037,745
Distribution expenses – Service Class	1,723,947
Accounting and administration expenses	457,395
Reports and statements to shareholders	249,107
Legal fees	169,467
Dividend disbursing and transfer agent fees and expenses	114,338
Custodian fees	84,152
Audit and tax	77,036
Trustees’ fees	74,757
Pricing fees	47,889
Insurance fees	32,677
Consulting fees	15,446
Registration fees	10,933
Dues and services	7,839
Trustees’ expenses	5,381
10,108,109
Less waiver of distribution expenses – Service Class	(286,555)
Total operating expenses	9,821,554

NET INVESTMENT INCOME	70,924,599

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	38,488,841
Futures contracts	561,118
Swap contracts	(2,511,774)
Options written	505
Foreign currencies	2,723,949
Net realized gain	39,262,639
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	158,471,926

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCIES	197,734,565

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$268,659,164

See accompanying notes

Delaware VIP Trust —
Delaware VIP Diversified Income Series
Statements of Changes in Net Assets

	Year Ended
	12/31/09	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$70,924,599	$53,219,795
Net realized gain (loss) on investments and
foreign currencies	39,262,639	(23,449,436)
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	158,471,926	(91,427,207)
Net increase (decrease) in net assets
resulting from operations	268,659,164	(61,656,848)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(36,367,242)	(23,559,654)
Service Class	(29,650,665)	(15,920,819)
Net realized gain on investments:
Standard Class	–	(8,085,906)
Service Class	–	(5,823,668)
	(66,017,907)	(53,390,047)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	157,177,306	250,752,557
Service Class	328,338,614	243,982,623
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	36,367,242	31,645,560
Service Class	29,650,665	21,744,487
	551,533,827	548,125,227

Cost of shares repurchased:
Standard Class	(180,106,108)	(194,049,242)
Service Class	(102,428,722)	(144,518,523)
	(282,534,830)	(338,567,765)
Increase in net assets derived from capital
share transactions	268,998,997	209,557,462

NET INCREASE IN NET ASSETS	471,640,254	94,510,567

NET ASSETS:
Beginning of year	973,136,307	878,625,740
End of year (including undistributed
net investment income of $71,249,350
and $63,048,966, respectively)	$1,444,776,561	$973,136,307

See accompanying notes

Diversified Income Series-24

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Standard Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$ 9.250	$ 10.220	$ 9.830	$ 9.260	$ 9.450

Income (loss) from investment operations:
Net investment income1	0.628	0.500	0.527	0.496	0.373
Net realized and unrealized gain (loss) on investments and foreign currencies	1.721	(0.926)	0.207	0.227	(0.416)
Total from investment operations	2.349	(0.426)	0.734	0.723	(0.043)

Less dividends and distributions from:
Net investment income	(0.619)	(0.405)	(0.318)	(0.153)	(0.099)
Net realized gain on investments	–	(0.139)	(0.026)	–	(0.048)
Total dividends and distributions	(0.619)	(0.544)	(0.344)	(0.153)	(0.147)

Net asset value, end of period	$10.980	$9.250	$10.220	$9.830	$9.260

Total return2	26.96%	(4.54% )	7.63%	7.92%	(0.45% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$652,804	$542,074	$521,511	$294,248	$90,811
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.79%	0.79%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	0.73%	0.73%	0.73%	0.79%	0.86%
Ratio of net investment income to average net assets	6.33%	5.16%	5.30%	5.26%	4.02%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	6.33%	5.16%	5.30%	5.26%	3.95%
Portfolio turnover	202%	244%	299%	311%	400%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Diversified Income Series-25

Delaware VIP® Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Service Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$ 9.200	$ 10.180	$ 9.790	$ 9.230	$ 9.410

Income (loss) from investment operations:
Net investment income1	0.603	0.476	0.502	0.472	0.350
Net realized and unrealized gain (loss) on investments and foreign currencies	1.712	(0.937)	0.209	0.218	(0.406)
Total from investment operations	2.315	(0.461)	0.711	0.690	(0.056)

Less dividends and distributions from:
Net investment income	(0.595)	(0.380)	(0.295)	(0.130)	(0.076)
Net realized gain on investments	–	(0.139)	(0.026)	–	(0.048)
Total dividends and distributions	(0.595)	(0.519)	(0.321)	(0.130)	(0.124)

Net asset value, end of period	$10.920	$9.200	$10.180	$9.790	$9.230

Total return2	26.66%	(4.90% )	7.41%	7.57%	(0.59% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$791,973	$431,062	$357,115	$208,724	$130,870
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	1.04%	1.04%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.03%	1.03%	1.03%	1.09%	1.16%
Ratio of net investment income to average net assets	6.08%	4.91%	5.05%	5.01%	3.77%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	6.03%	4.86%	5.00%	4.96%	3.65%
Portfolio turnover	202%	244%	299%	311%	400%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Diversified Income Series-26

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes to Financial Statements
December 31, 2009

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Series held no investments in repurchase agreements.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Diversified Income Series-27

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2009.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 17, 2010, the date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2009, the Series was charged $57,174 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$729,168	$15,149	$165,268	$89,850
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2009, the Series was charged $96,089 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Diversified Income Series-28

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

3. Investments
For the year ended December 31, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$2,149,376,081
Purchases of U.S. government securities	337,198,111
Sales other than U.S. government securities	1,880,948,469
Sales of U.S. government securities	326,310,775

At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$1,402,722,093	$87,125,495	$(16,955,103)	$70,170,392

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$–	$240,197,258	$3,546,079	$243,743,337
Corporate Debt	1,065,563	1,024,842,363	1,784,192	1,027,692,118
Foreign Debt	–	53,973,464	13,314,692	67,288,156
Municipal Bonds	–	11,972,215	–	11,972,215
U.S. Treasury Obligations	33,842,817	–	–	33,842,817
Common Stock	2,067,376	–	7	2,067,383
Short Term	–	3,820,000	–	3,820,000
Other	–	3,983,023	1	3,983,024
Securities Lending Collateral	58,665,646	19,739,041	78,748	78,483,435
Total	$95,641,402	$1,358,527,364	$18,723,719	$1,472,892,485

Derivatives	$–	$470,820	$–	$470,820

Diversified Income Series-29

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-
	Backed	Corporate	Foreign
	Securities	Debt	Debt
Balance as of 12/31/08	$4,102,837	$5,744,156	$5,935,901
Net realized loss	(3,537)	(1,108,952)	(663,198)
Net change in unrealized appreciation/depreciation	326,330	911,309	1,264,326
Purchases	2,322,188	1,304,529	11,004,628
Sales	(541,677)	(1,413,755)	(3,430,718)
Transfer into Level 3	–	932,832	–
Transfers out of Level 3	(2,660,062)	(4,585,927)	(796,247)
Balance as of 12/31/09	$3,546,079	$1,784,192	$13,314,692

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/09	$250,979	$(543,368)	$1,008,701

			Securities
	Common		Lending	Total
	Stock	Other	Collateral	Series
Balance as of 12/31/08	$7	$1	$61,145	$15,844,047
Net realized loss	–	–	–	(1,775,687)
Net change in unrealized appreciation/depreciation	–	–	17,603	2,519,568
Purchases	–	–	–	14,631,345
Sales	–	–	–	(5,386,150)
Transfers into Level 3	–	–	–	932,832
Transfers out of Level 3	–	–	–	(8,042,236)
Balance as of 12/31/09	$7	$1	$78,748	$18,723,719

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/09	$–	$–	$17,603	$733,915

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ending December 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2009 and 2008 was as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Ordinary income	$66,017,907	$50,138,696
Long-term capital gain	–	3,251,351
Total	$66,017,907	$53,390,047

5. Components of Net Assets on a Tax Basis
As of December 31, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,300,601,443
Undistributed ordinary income	75,631,778
Post-October currency losses	(937,403)
Other temporary differences	(717,542)
Unrealized appreciation of investments,
swap contracts and foreign currencies	70,198,285
Net assets	$1,444,776,561

Diversified Income Series-30

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses straddles, mark-to-market on foreign currency contracts, mark-to-market on futures contracts and tax treatment of contingent payment debt instruments and CDS contracts.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2009 through December 31, 2009, that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gains (losses) of mortgage- and asset-backed securities, dividends and distributions, CDS contracts, gain (loss) on foreign currency transactions and foreign future contracts. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2009, the Series recorded the following reclassifications:

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$3,293,692	$(3,293,692)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $21,350,848 was utilized in 2009.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Shares sold:
Standard Class	16,003,816	25,435,606
Service Class	32,789,932	24,801,536

Shares issued upon reinvestment of dividends and distributions:
Standard Class	4,086,207	3,180,458
Service Class	3,342,803	2,191,984
	56,222,758	55,609,584
Shares repurchased:
Standard Class	(19,235,858)	(21,016,183)
Service Class	(10,466,803)	(15,250,066)
	(29,702,661)	(36,266,249)
Net increase	26,520,097	19,343,335

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of December 31, 2009, or at any time during the year then ended.

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Diversified Income Series-31

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Series because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Written Options
During the year ended December 31, 2009, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty credit risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in written options during the year ended December 31, 2009 for the Series were as follows:

	Number of
	contracts	Premiums
Options outstanding at December 31, 2008	–	$–
Options written	2,832,219	57,102
Options expired	(2,088,800)	(20,478)
Options terminated in closing purchase transactions	(743,419)	(36,624)
Options outstanding at December 31, 2009	–	$–

Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Diversified Income Series-32

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended December 31, 2009, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At December 31 2009, the aggregate unrealized depreciation of credit default swaps was $966,719. The Series has posted $2,800,000 as collateral for all open derivatives. If a credit event has occurred as of December 31, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Series would have received $450,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the Statement of Net Assets, at December 31, 2009, the notional value of the protection sold was $9,370,000, which reflects the maximum potential amount the Series could be required to make as a seller of credit protection if a credit event occurs. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2009, the net unrealized appreciation of the protection sold was $188,863.

Credit default swaps may involve greater risks than if the Series had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of December 31, 2009 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets		Net Assets
	Location	Fair Value	Location	Fair Value
Foreign exchange contracts (Currency)	Receivables and other assets net		Receivables and other assets net
	of liabilities	$79,578	of liabilities	$638,105

Interest rate contracts (Futures)	Receivables and other assets net		Receivables and other assets net
	of liabilities	1,807,203	of liabilities	–

Credit contracts (Swaps)	Receivables and other assets net		Receivables and other assets net
	of liabilities	82,694	of liabilities	860,550
Total		$1,969,475		$1,498,655

Diversified Income Series-33

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Statement of Operations
The effect of derivative instruments on the statement of operations for the year ended December 31, 2009 was as follows:

			Change in Unrealized
	Location of Gain or	Realized Gain or	Appreciation or Depreciation
	Loss on Derivatives	Loss on Derivatives	on Derivatives Recognized
	Recognized in Income	Recognized in Income	in Income
Foreign exchange contracts (Currency)	Net realized gain on foreign
	currencies and net change
	in unrealized appreciation/
	depreciation of investments
	and foreign currencies	$2,723,949	$589,216

Foreign exchange contracts (Options)	Net realized gain on written
	options and net change in
	unrealized appreciation/
	depreciation of investments
	and foreign currencies	$505	$–

Interest rate contracts (Futures)	Net realized gain on futures
	contracts and net change
	in unrealized appreciation/
	depreciation of investments
	and foreign currencies	$561,118	$958,698

Credit contracts (Swaps)	Net realized loss on swap
	contracts and net change
	in unrealized appreciation/
	depreciation of investments
	and foreign currencies	$(2,511,774)	$(963,441)
Total		$773,798	$584,473

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At December 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2009, the value of the securities on loan was $79,408,442, for which the Series received collateral, comprised of securities collateral valued at $990,473, and cash collateral of $80,487,218. At December 31, 2009, the value of invested collateral was $78,483,435. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

Diversified Income Series-34

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Series. On January 4, 2010, the new investment advisory agreement between DMC and the Series that was approved by the shareholders became effective.

13. Tax Information (Unaudited)
For the fiscal year ended December 31, 2009, the Series designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total
Distributions	Distributions	Distributions
(Tax Basis)	(Tax Basis)	(Tax Basis)
–%	100%	100%

____________________

(A) and (B) are based on a percentage of the Series’ total distributions.

Diversified Income Series-35

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Delaware VIP Trust–Delaware VIP Diversified Income Series

We have audited the accompanying statement of net assets of the Delaware VIP Diversified Income Series (one of the series constituting Delaware VIP Trust) (the “Series”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Diversified Income Series of Delaware VIP Trust at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
February 17, 2010

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Diversified Income Series-36

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Other Series Information

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
Diversified Income Series-37

Delaware VIP® Diversified Income Series
Other Series Information (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

NATURE, EXTENT, AND QUALITY OF SERVICE. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and they therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as: the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Fund for the same class of shares in another Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Diversified Income Series-38

Delaware VIP® Diversified Income Series
Other Series Information (continued)

COMPARATIVE EXPENSES. The Trustees also evaluated expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

MANAGEMENT PROFITABILITY. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Diversified Income Series-39

Delaware VIP® Diversified Income Series
Other Series Information (continued)

FALL-OUT BENEFITS. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

BOARD REVIEW OF MACQUARIE GROUP. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

CONCLUSION. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

Diversified Income Series-40

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	81	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2
	Trustee	Chief Executive Officer
April 1963		since August 1, 2006

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	81	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	81	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
Executive Vice President —
May 1960			University of Pennsylvania
(April 1995–June 2002)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	81	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	81	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	81	None
2005 Market Street		October 1989	ARL Associates
Philadelphia, PA			(Financial Planning)
19103			(1983–Present)

November 1940

Diversified Income Series-41

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Thomas F. Madison	Trustee	Since	President and Chief	81	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and Chair
of Compensation and
Governance
Committees —
Valmont Industries, Inc.
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	81	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation
J. Richard Zecher	Trustee	Since	Founder —	81	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)

July 1940			Founder —
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

Diversified Income Series-42

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	81	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	81	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 25, 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	81	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	81	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

PO14857 AR-VIPDIVINC [12/09] DG3 2/10 (5427)	Diversified Income Series-43

Delaware VIP® Trust
Delaware VIP Emerging Markets Series

Annual Report

December 31, 2009

> Portfolio management review	1

> Performance summary	1

> Disclosure of Series expenses	3

> Country and sector allocations	4

> Statement of net assets	5

> Statement of operations	9

> Statements of changes in net assets	9

> Financial highlights	10

> Notes to financial statements	12

> Report of independent registered public accounting firm	18

> Other Series information	19

> Board of trustees/directors and officers addendum	23

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® Emerging Markets Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Portfolio management review	Jan. 12, 2010

     For the 12-month period ended Dec. 31, 2009, the Delaware VIP Emerging Markets Series returned +78.11% for Standard Class shares and +77.67% for Service Class shares, both with all distributions reinvested. The Series’ benchmark index, the MSCI Emerging Markets Index, returned +78.51% (source for index data: MSCI).

     Indonesia was among the strongest-performing markets in the Series’ universe. Elsewhere in Asia, China advanced rather strongly, and Indian markets were buoyed by favorable election results in mid-May. Markets in Europe, Middle East, and Africa region posted strong gains, with Russia and Hungary among the strongest. In South America, Brazil and Colombia posted impressive gains.

     Prior to discussing specific performance drivers, we would like to highlight that the Series’ country and sector allocations are primarily the result of our bottom-up stock selection process.

     With the Indian market up for the period, our underweight in India was a significant detractor from Series performance. This underweight was primarily the result of the high valuations we saw for many Indian stocks. Additionally, the Series was hindered by holdings in participation notes in two Indian companies. The notes were underwritten by Lehman Brothers and were appropriately used as a way to gain access to the Indian market prior to the Series’ approval as a qualified investor by Indian regulatory authorities. In light of Lehman’s bankruptcy, these notes have been written down to mere cents on the dollar.

     The Series’ holdings in the Republic of Korea also detracted from performance. Despite the fact that the Korean market advanced by nearly 70% within the index, some of the Series’ largest positions were in names that trailed the index. Examples of such positions include telecommunications companies SK Telecom and KT, as well as Korea Electric Power, an integrated utility company. Relative to the index, the Series was considerably overweight in all three stocks. Generally speaking, telecommunications and utilities have underperformed throughout the market rally, as investors seemed to have shifted away from these traditionally defensive sectors.

     Additionally, the Series’ holdings in Taiwan detracted from performance. The most significant detractor from performance was the Series’ overweight position in President Chain Store, a company that operates a chain of convenience stores throughout the country. The company’s shares advanced by nearly 16% for the period, trailing the broader gains posted by the index. The Series’ overweight versus the index thereby had negative effects on the Series’ relative performance.

     Within Brazil, some of the Series’ significant positions, including Petrobras and Eletrobras, Brazil’s largest utility, significantly outperformed the broad emerging markets index during the period; in both cases, the positive effects of these overweights resulted in positive contributions to Series performance relative to the index.

     The Series’ holdings in Indonesia and Russia contributed positively to Series performance versus the index, including Gudang Garam, an Indonesian tobacco producer, and Russian commercial bank Sberbank. We added to the Series’ Sberbank shares as we believe they were undervalued.

     As always, we look to remain disciplined in making investment decisions for the Series. Our process remains focused on seeking to maintain, in our view, an attractive balance between risk and reward, as we continue to look to invest in companies that we believe are trading at significant discounts to our estimates of their intrinsic value.

Unless otherwise noted, the views expressed are current as of Dec. 31, 2009, and are subject to change.

Performance Summary

The performance data quoted below represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling the number noted in the introductory section of this report on the page related to this Series.

You should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The Delaware VIP Emerging Markets Series prospectus contains this and other important information about the Series. To obtain a prospectus, contact the company noted on the page related to this Series in the introductory section of this report, either by phone or through the company Web site. We advise you to read the prospectus carefully before you invest or send money.

Delaware VIP Emerging Markets Series Average annual total returns For periods ended Dec. 31, 2009	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on May 1, 1997)	+78.11%	+6.21%	+14.19%	+14.10%	+9.94%
Service Class shares (commenced operations on May 1, 2000)	+77.67%	+5.94%	+13.90%	n/a	+15.46%

Returns reflect the reinvestment of all distributions.

Emerging Markets Series-1

Delaware VIP® Emerging Markets Series (continued)

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.66%, while total operating expenses for Standard Class and Service Class shares were 1.41% and 1.71%, respectively. The management fee for Standard Class and Service Class shares was 1.24%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets through April 30, 2010.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for both classes during certain periods shown in the Series performance chart on the previous page and in the Performance of a $10,000 Investment chart below.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments. Performance shown here would have been reduced if such fees were included or the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

If and when we invest in forward foreign currency contracts or use other investments to hedge against currency risks, the Series will be subject to special risks, including counterparty risk.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

The chart shows a $10,000 investment in the Delaware VIP Emerging Markets Series Standard Class shares for the period from Dec. 31, 1999, through Dec. 31, 2009.

The chart also shows $10,000 invested in the MSCI Emerging Markets Index for the period from Dec. 31, 1999, through Dec. 31, 2009. The MSCI Emerging Markets Index measures equity market performance across emerging market countries world-wide. Index “gross” return reflects the maximum possible dividend reinvestment. Index “net” return approximates the minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Emerging Markets Series-2

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Disclosure of Series Expenses
For the Period July 1, 2009 to December 31, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 7/1/09	Ending Account Value 12/31/09	Annualized Expense Ratios	Expenses Paid During Period 7/1/09 to 12/31/09*
Actual Series Return
Standard Class	$1,000.00	$1,352.70	1.38%	$8.18
Service Class	1,000.00	1,350.80	1.63%	9.66
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,018.25	1.38%	$7.02
Service Class	1,000.00	1,016.99	1.63%	8.29

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Emerging Markets Series-3

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Country and Sector Allocations
As of December 31, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Country	of Net Assets
Common Stock	94.10%
Argentina	3.80%
Australia	0.12%
Brazil	14.52%
China	8.45%
France	0.43%
Hong Kong	3.91%
Hungary	0.38%
India	1.50%
Indonesia	2.70%
Israel	0.85%
Malaysia	2.28%
Mexico	6.03%
Pakistan	0.12%
Peru	0.92%
Philippines	0.29%
Poland	1.38%
Republic of Korea	12.88%
Russia	9.49%
South Africa	9.15%
Taiwan	6.17%
Thailand	2.49%
Turkey	3.28%
United Kingdom	1.41%
United States	1.55%
Preferred Stock	5.50%
Brazil	2.83%
Malaysia	0.12%
Republic of Korea	1.83%
Russia	0.72%
Participation Notes	0.05%
Discount Note	0.06%
Securities Lending Collateral	4.79%
Total Value of Securities	104.50%
Obligation to Return Securities Lending Collateral	(4.90%)
Receivables and Other Assets Net of Liabilities	0.40%
Total Net Assets	100.00%

Common Stock, Preferred Stock and
Participation Notes by Sector
Consumer Discretionary	6.17%
Consumer Staples	7.48%
Energy	17.24%
Financials	15.17%
Industrials	7.07%
Information Technology	11.32%
Materials	14.67%
Telecommunication Services	11.74%
Utilities	8.79%
Total	99.65%

Emerging Markets Series-4

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Statement of Net Assets
December 31, 2009

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–94.10%Δ
Argentina–3.80%
*@Cresud ADR	725,539	$10,433,248
*†Empresa Distribuidora Y
Comercializadora Norte ADR	200,000	1,580,000
†#Grupo Clarin Class B 144A GDR	209,100	1,027,622
*@IRSA Inversiones y
Representaciones GDR	315,012	2,992,614
*Pampa Energia ADR	66,800	781,560
Petrobras Energia
Participaciones ADR	72,592	1,134,613
†Telecom Argentina ADR	90,400	1,520,528
		19,470,185
Australia–0.12%
†Alara Resources	119,472	19,317
±†@Strike Resources	907,648	571,164
		590,481
Brazil–14.52%
AES Tiete	359,636	3,548,904
Banco Santander Brasil ADR	350,400	4,884,576
*†Braskem ADR	88,199	1,447,346
Centrais Eletricas Brasileiras	1,216,923	25,371,762
Cyrela Brazil Realty	114,015	1,602,620
*†Fibria Celulose ADR	272,283	6,218,944
Itau Unibanco Holding ADR	240,477	5,492,483
Petroleo Brasileiro ADR	484,000	20,516,760
Tim Participacoes ADR	103,528	3,075,817
†Triunfo Participacoes e Investmentos	61,000	199,484
Vale ADR	78,502	1,948,420
		74,307,116
☐China–8.45%
*†51job ADR	67,300	1,192,556
China Life Insurance ADR	80,000	5,868,000
*China Petroleum & Chemical ADR	27,088	2,385,640
±*China Telecom	6,857,637	2,835,639
†Focus Media Holding ADR	204,781	3,245,779
±Fosun International	652,598	452,401
±*†Foxconn International Holdings	1,766,000	2,032,950
†Hollysys Automation Technologies	145,100	1,742,651
±†Huadian Power International	5,494,000	1,451,407
±†Metallurgical	1,554,000	919,930
±*PetroChina	2,128,000	2,529,774
PetroChina ADR	40,000	4,758,400
*†Shanda Games ADR	284,625	2,900,329
*†Sina	98,107	4,432,474
±†Sinopec Shanghai Petrochemical	3,754,377	1,474,563
±Sinotrans	4,326,332	1,128,825
*†Sohu.com	6,100	349,408
*†Spreadtrum Communications ADR	138,300	755,118
±Travelsky Technology	2,772,961	2,794,827
		43,250,671
France–0.43%
±Vallourec	12,042	2,175,736
		2,175,736
■Hong Kong–3.91%
±China Unicom	3,327,021	4,365,764
*China Unicom ADR	568,192	7,448,996
±China Water Affairs Group	984,866	390,116
±*First Pacific	3,183,285	1,934,640
±Franshion Properties China	9,558,000	3,344,676
±†Tom Group	26,212,004	2,530,378
		20,014,570
Hungary–0.38%
±*OTP Bank	68,336	1,950,135
		1,950,135
India–1.50%
±†@Indiabulls Real Estate GDR	44,628	217,784
±†Oil India	19,385	518,729
*#Reliance Industries 144A GDR	143,410	6,790,464
*†Sify Technologies ADR	102,500	176,300
		7,703,277
Indonesia–2.70%
±Gudang Garam	3,733,227	8,500,019
±Tambang Batubara Bukit Asam	2,919,097	5,298,429
		13,798,448
Israel–0.85%
±Israel Chemicals	333,516	4,373,364
		4,373,364
Malaysia–2.28%
±†Eastern & Oriental	4,015,375	1,217,651
±Hong Leong Bank	1,800,000	4,264,833
±KLCC Property Holdings	1,766,200	1,769,752
±Media Prima	1,055,500	514,803
±Oriental Holdings	1,436,600	2,383,998
±†UEM Land Holdings	3,557,688	1,536,448
		11,687,485
Mexico–6.03%
America Movil Series L ADR	136,221	6,399,662
†Cemex ADR	540,760	6,391,782
*†Consorcio ARA	2,224,100	1,547,644
*†Empresas ICA	1,242,768	2,898,446
Fomento Economico Mexicano ADR	151,629	7,259,996
Grupo Televisa ADR	306,600	6,365,016
		30,862,546
Pakistan–0.12%
@Oil & Gas Development GDR	48,282	633,320
		633,320
Peru–0.92%
Cia de Minas Buenaventura ADR	140,940	4,717,262
		4,717,262
Philippines–0.29%
Philippine Long Distance
Telephone ADR	25,926	1,469,226
		1,469,226
Poland–1.38%
±†Polska Grupa Energetyczna	142,017	1,213,122
±Polski Koncern Naftowy Orlen	293,760	3,460,132
±Telekomunikacja Polska	434,628	2,399,237
		7,072,491

Emerging Markets Series-5

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Republic of Korea–12.88%
±CJ	51,355	$2,760,514
±D&Shop	279,500	480,028
±Daelim Industrial	11,659	827,262
±GS Holdings	50,000	1,446,593
±Hyundai Elevator	20,899	1,039,878
KB Financial Group ADR	186,596	9,488,429
±Korea Electric Power	127,730	3,723,241
Korea Electric Power ADR	478,151	6,952,316
±KT	112,200	3,771,116
*LG Display ADR	208,709	3,533,443
±Lotte Chilsung Beverage	9	6,507
±Lotte Confectionery	3,008	3,334,197
±Samsung Electronics	22,930	15,702,214
±†SK Communications	107,325	1,432,595
±SK Energy	44,113	4,425,906
±SK Holdings	9,171	698,875
±SK Telecom	13,785	2,009,396
SK Telecom ADR	265,965	4,324,591
		65,957,101
Russia–9.49%
†Chelyabinsk Zink Plant GDR	77,800	287,860
=†Enel OGK-5 GDR	15,100	53,449
Gazprom ADR	605,610	15,443,054
LUKOIL ADR	26,333	1,485,181
LUKOIL ADR
(London International Exchange)	150,000	8,595,000
†MMC Norilsk Nickel ADR	97,975	1,403,982
Mobile TeleSystems ADR	69,401	3,393,015
@Sberbank	4,008,801	11,260,722
±Surgutneftegaz ADR	336,052	2,971,192
=†@TGK-5 GDR	6,230	9,701
VTB Bank GDR	774,991	3,657,958
		48,561,114
South Africa–9.15%
±ArcelorMittal Steel South Africa	245,552	3,388,653
±†Blue Label Telecoms	462,103	320,224
Gold Fields ADR	340,348	4,461,962
±Impala Platinum Holdings	152,575	4,153,638
±JD Group	545,025	3,607,668
±JSE	162,430	1,318,704
±*Sasol	121,822	4,862,132
Sasol ADR	73,227	2,924,686
±Standard Bank Group	317,616	4,344,843
±*†Steinhoff International Holdings	418,714	1,168,288
±Sun International	188,959	2,415,322
±Telkom	148,490	747,784
±Tongaat Hulett	240,987	3,208,376
±Vodacom Group	1,306,050	9,933,880
		46,856,160
Taiwan–6.17%
±†Cathay Financial Holding	2,027,747	3,774,594
±†Evergreen Marine	5,532,000	3,081,346
±Formosa Chemicals & Fibre	2,322,990	5,035,664
±MediaTek	678	11,773
±President Chain Store	1,660,320	3,943,354
*Siliconware Precision Industries ADR	101,000	708,010
±Taiwan Semiconductor Manufacturing	2,335,864	4,707,138
±United Microelectronics	7,517,461	4,060,613
*United Microelectronics ADR	628,254	2,437,626
±Walsin Lihwa	10,268,100	3,846,879
		31,606,997
Thailand–2.49%
±Bangkok Bank-Foreign	717,191	2,510,711
@PTT Exploration & Production -Foreign	580,023	2,557,390
±Siam Cement NVDR	1,088,634	7,666,809
		12,734,910
Turkey–3.28%
±†Alarko Gayrimenkul Yatirim Ortakligi	56,976	531,222
±Alarko Holding	1,133,310	3,024,442
±†Turk Sise ve Cam Fabrikalari	1,855,224	2,322,879
±Turkcell Iletisim Hizmet	414,125	2,930,588
Turkcell Iletisim Hizmet ADR	134,190	2,346,983
±Turkiye Is Bankasi Class C	800,000	3,370,456
±Yazicilar Holding Class A	347,478	2,244,097
		16,770,667
United Kingdom–1.41%
±†Anglo American	85,826	3,717,731
†Anglo American ADR	104,315	2,283,393
±†@Griffin Mining	1,846,472	1,112,357
±Mwana Africa	470,093	94,968
		7,208,449
United States–1.55%
†Google Class A	6,000	3,719,880
†MEMC Electronic Materials	310,000	4,222,200
		7,942,080
Total Common Stock
(cost $484,893,019)		481,713,791

PREFERRED STOCK–5.50%Δ
Brazil–2.83%
†Braskem Class A	324,568	2,621,869
@Jereissati Participacoes 3.52%	1,228,595	726,020
*Vale Class A 2.38%	461,280	11,168,110
		14,515,999
Malaysia–0.12%
±†Eastern & Oriental	2,007,687	621,539
		621,539
Republic of Korea–1.83%
±CJ 6.81%	31,500	615,119
±CJ Cheiljedang 1.72%	17,300	898,464
±Hyundai Motor 2.33%	76,342	2,799,136
±Samsung Electronics 1.05%	11,195	5,039,148
		9,351,867
Russia–0.72%
@AK Transneft 0.91%	4,387	3,685,080
		3,685,080
Total Preferred Stock
(cost $23,979,831)		28,174,485

Emerging Markets Series-6

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
PARTICIPATION NOTES–0.05%
=†#@Lehman Indian Oil CW-12 LEPO 144A	100,339	$39,479
=†#Lehman Oil & Natural Gas
CW-12 LEPO 144A	146,971	223,087
Total Participation Notes
(cost $4,952,197)		262,566

	Principal
	Amount
	(U.S $)
≠DISCOUNT NOTE–0.06%
Federal Home Loan Bank 0.001% 1/4/10	$293,000	293,000
Total Discount Note
(cost $293,000)		293,000

Total Value of Securities
Before Securities Lending
Collateral–99.71%
(cost $514,118,047)		510,443,842

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–4.79%
Investment Companies
Mellon GSL DBT II Collateral Fund	16,658,841	16,658,841
BNY Mellon SL DBT II
Liquidating Fund	7,932,769	7,841,542
†@ Mellon GSL Reinvestment Trust II	521,138	22,148
Total Securities Lending Collateral
(cost $25,112,748)		24,522,531

TOTAL VALUE OF SECURITIES–104.50% (cost $539,230,795)	534,966,373 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(4.90%)	(25,112,748)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	2,063,446
NET ASSETS APPLICABLE TO 27,159,876 SHARES OUTSTANDING–100.00%	$511,917,071
NET ASSET VALUE–DELAWARE VIP EMERGING MARKETS SERIES
STANDARD CLASS ($245,148,861 / 12,992,931 Shares)	$18.87
NET ASSET VALUE–DELAWARE VIP EMERGING MARKETS SERIES
SERVICE CLASS ($266,768,210 / 14,166,945 Shares)	$18.83
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$529,670,489
Undistributed net investment income	3,127,687
Accumulated net realized loss on investments	(16,650,812)
Net unrealized depreciation of investments and foreign currencies	(4,230,293)
Total net assets	$511,917,071

Emerging Markets Series-7

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

____________________

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 4 in “Country and Sector Allocations.”
*	Fully or partially on loan.
†	Non income producing security.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At December 31, 2009, the aggregate amount of fair valued securities was $325,716, which represented 0.06% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
±	Security is being valued based on international fair value pricing. At December 31, 2009, the aggregate amount of international fair value priced securities was $222,611,279, which represented 43.49% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
@	Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $34,261,027 which represented 6.69% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2009, the aggregate amount of Rule 144A securities was $8,080,652, which represented 1.58% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
☐	Securities listed and traded on the Hong Kong Stock Exchange.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
≠	The rate shown is the effective yield at the time of purchase.
©	Includes $24,217,041 of securities loaned.
**	See Note 9 in “Notes to Financial Statements.”

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
LEPO – Low Exercise Price Option
NVDR – Non-Voting Depositary Receipts

See accompanying notes

Emerging Markets Series-8

Delaware VIP® Trust —
Delaware VIP Emerging Markets Series
Statement of Operations
Year Ended December 31, 2009

INVESTMENT INCOME:
Dividends	$10,672,578
Interest	7,475
Securities lending income	250,226
Foreign tax withheld	(946,982)
9,983,297

EXPENSES:
Management fees	5,067,898
Distribution expenses – Service Class	632,154
Custodian fees	207,438
Accounting and administration expenses	162,173
Reports and statements to shareholders	62,918
Dividend disbursing and transfer agent fees and expenses	59,732
Legal fees	54,303
Audit and tax	32,512
Trustees’ fees	25,822
Insurance fees	9,301
Pricing fees	8,600
Consulting fees	5,016
Dues and services	4,395
Trustees’ expenses	1,837
Registration fees	190
6,334,289
Less fees waived	(48,060)
Less waiver of distribution expenses – Service Class	(105,211)
Total operating expenses	6,181,018

NET INVESTMENT INCOME	3,802,279

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments (net of foreign capital gains tax of $274,965)	(16,189,226)
Foreign currencies	(390,191)
Net realized loss	(16,579,417)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies (net of
foreign capital gains tax of $14,231)	247,029,440

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCIES	230,450,023

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$234,252,302

See accompanying notes

Delaware VIP Trust —
Delaware VIP Emerging Markets Series
Statements of Changes in Net Assets

	Year Ended
	12/31/09	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$3,802,279	$7,172,467
Net realized gain (loss) on investments and
foreign currencies	(16,579,417)	15,591,572
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	247,029,440	(372,065,894)
Net increase (decrease) in net assets
resulting from operations	234,252,302	(349,301,855)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,625,767)	(4,335,219)
Service Class	(1,951,606)	(3,380,039)
Net realized gain on investments:
Standard Class	(8,181,947)	(44,109,323)
Service Class	(8,275,986)	(41,526,196)
	(21,035,306)	(93,350,777)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	64,207,874	77,544,753
Service Class	72,781,872	126,961,564
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	10,807,714	48,444,542
Service Class	10,227,592	44,906,235
	158,025,052	297,857,094
Cost of shares repurchased:
Standard Class	(90,754,718)	(91,543,778)
Service Class	(93,602,954)	(98,916,962)
	(184,357,672)	(190,460,740)
Increase (decrease) in net assets derived
from capital share transactions	(26,332,620)	107,396,354

NET INCREASE (DECREASE)
IN NET ASSETS	186,884,376	(335,256,278)

NET ASSETS:
Beginning of year	325,032,695	660,288,973
End of year (including undistributed
net investment income of $3,127,687
and $4,534,371, respectively)	$511,917,071	$325,032,695

See accompanying notes

Emerging Markets Series-9

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Standard Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$11.290	$27.840	$22.240	$18.200	$14.500

Income (loss) from investment operations:
Net investment income1	0.152	0.282	0.267	0.457	0.412
Net realized and unrealized gain (loss) on investments
and foreign currencies	8.173	(12.865)	7.564	4.340	3.519
Total from investment operations	8.325	(12.583)	7.831	4.797	3.931

Less dividends and distributions from:
Net investment income	(0.181)	(0.355)	(0.419)	(0.243)	(0.051)
Net realized gain on investments	(0.564)	(3.612)	(1.812)	(0.514)	(0.180)
Total dividends and distributions	(0.745)	(3.967)	(2.231)	(0.757)	(0.231)

Net asset value, end of period	$18.870	$11.290	$27.840	$22.240	$18.200

Total return2	78.11%	(51.56% )	38.86%	27.13%	27.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$245,149	$159,025	$346,779	$189,572	$120,292
Ratio of expenses to average net assets	1.39%	1.41%	1.47%	1.51%	1.47%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.41%	1.41%	1.48%	1.56%	1.57%
Ratio of net investment income to average net assets	1.07%	1.48%	1.09%	2.37%	2.55%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.05%	1.48%	1.08%	2.32%	2.45%
Portfolio turnover	28%	42%	92%	67%	18%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Emerging Markets Series-10

Delaware VIP® Emerging Markets Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Service Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$11.250	$27.750	$22.180	$18.160	$14.480

Income (loss) from investment operations:
Net investment income1	0.117	0.235	0.205	0.409	0.372
Net realized and unrealized gain (loss) on investments
and foreign currencies	8.160	(12.829)	7.548	4.328	3.507
Total from investment operations	8.277	(12.594)	7.753	4.737	3.879

Less dividends and distributions from:
Net investment income	(0.133)	(0.294)	(0.371)	(0.203)	(0.019)
Net realized gain on investments	(0.564)	(3.612)	(1.812)	(0.514)	(0.180)
Total dividends and distributions	(0.697)	(3.906)	(2.183)	(0.717)	(0.199)

Net asset value, end of period	$18.830	$11.250	$27.750	$22.180	$18.160

Total return2	77.67%	(51.68% )	38.51%	26.81%	27.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$266,768	$166,008	$313,510	$157,737	$78,576
Ratio of expenses to average net assets	1.64%	1.66%	1.72%	1.76%	1.72%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.71%	1.71%	1.78%	1.86%	1.87%
Ratio of net investment income to average net assets	0.82%	1.23%	0.84%	2.12%	2.30%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.75%	1.18%	0.78%	2.02%	2.15%
Portfolio turnover	28%	42%	92%	67%	18%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Emerging Markets Series-11

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes to Financial Statements
December 31, 2009

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Series held no investments in repurchase agreements.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Emerging Markets Series-12

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2009.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 17, 2010, the date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

Effective May 1, 2009, DMC voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)) do not exceed 1.36% of average daily net assets of the Series until such time as the voluntary expense cap is discontinued. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series, and may be discontinued at any time because they are voluntary. Effective August 17, 2009, the waiver was discontinued.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2008, the Series was charged $20,272 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$530,431	$5,316	$55,226	$22,956
____________________

*DMC as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2009, the Series was charged $33,615 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Emerging Markets Series-13

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$111,239,788
Sales	$153,533,420

At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Depreciation
$540,450,608	$83,686,601	$(89,170,836)	$(5,484,235)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value and a three level hierarchy for fair value measurements has established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$265,068,434	$216,582,207	$63,150	$481,713,791
Other	18,201,079	9,973,406	262,566	28,437,051
Securities Lending Collateral	16,658,841	7,841,542	22,148	24,522,531
Short-Term	–	293,000	–	293,000
Total	$299,928,354	$234,690,155	$347,864	$534,966,373

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Common		Lending	Total
	Stock	Other	Collateral	Series
Balance as of 12/31/08	$28,830	$1,940,711	$17,198	$1,986,739
Net change in unrealized appreciation/depreciation	34,320	(1,678,145)	4,950	(1,638,875)
Balance as of 12/31/09	$63,150	$262,566	$22,148	$347,864

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/09	$34,320	$(1,678,145)	$4,950	$(1,638,875)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ending December 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

Emerging Markets Series-14

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2009 and 2008 was as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Ordinary income	$9,069,133	$68,391,102
Long-term capital gain	11,966,173	24,959,675
	$21,035,306	$93,350,777

5. Components of Net Assets on a Tax Basis
As of December 31, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$529,670,489
Undistributed ordinary income	3,477,961
Capital loss carryforwards	(15,706,655)
Post-October currency losses	(74,618)
Unrealized depreciation of investments
and foreign currencies	(5,450,106)
Net assets	$511,917,071

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of foreign capital gains taxes and tax treatment of unrealized gain on investments in passive foreign investment companies.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2009 through December 31, 2009 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, tax treatment of foreign capital gains taxes and dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2009, the Series recorded the following reclassifications:

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$(631,590)	$631,590

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $15,706,655 expires in 2017.

Emerging Markets Series-15

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Shares sold:
Standard Class	4,590,499	4,167,059
Service Class	5,077,451	6,514,036

Shares issued upon reinvestment of dividends and distributions:
Standard Class	938,985	2,388,784
Service Class	888,583	2,217,592
	11,495,518	15,287,471
Shares repurchased:
Standard Class	(6,623,444)	(4,925,390)
Service Class	(6,553,969)	(5,273,657)
	(13,177,413)	(10,199,047)
Net increase (decrease)	(1,681,895)	5,088,424

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of December 31, 2009, or at any time during the year then ended.

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency exchange contracts were outstanding at December 31, 2009.

9. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At December 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008,

Emerging Markets Series-16

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

9. Securities Lending (continued)
BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2009, the value of the securities on loan was $24,217,041, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2009, the value of invested collateral was $24,522,531. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Series. On January 4, 2010, the new investment advisory agreement between DMC and the Series that was approved by the shareholders became effective.

13. Tax Information (Unaudited)
For the fiscal year ended December 31, 2009, the Series designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total
Distributions	Distributions	Distributions
(Tax Basis)	(Tax Basis)	(Tax Basis)
57%	43%	100%

____________________

(A) and (B) are based on a percentage of the Series’ total distributions.

The Series intends to pass through foreign tax credits in the maximum amount of $550,970. The gross foreign source income earned during the fiscal year 2009 by the Series was $10,526,864.

Emerging Markets Series-17

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Delaware VIP Trust–Delaware VIP Emerging Markets Series

We have audited the accompanying statement of net assets of the Delaware VIP Emerging Markets Series (one of the series constituting Delaware VIP Trust) (the “Series”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Emerging Markets Series of Delaware VIP Trust at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
February 17, 2010

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Emerging Markets Series-18

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Other Series Information

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
Emerging Markets Series-19

Delaware VIP® Emerging Markets Series
Other Series Information (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

NATURE, EXTENT, AND QUALITY OF SERVICE. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and they therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as: the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Fund for the same class of shares in another Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Emerging Markets Series-20

Delaware VIP® Emerging Markets Series
Other Series Information (continued)

COMPARATIVE EXPENSES. The Trustees also evaluated expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

MANAGEMENT PROFITABILITY. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Emerging Markets Series-21

Delaware VIP® Emerging Markets Series
Other Series Information (continued)

FALL-OUT BENEFITS. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

BOARD REVIEW OF MACQUARIE GROUP. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

CONCLUSION. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

Emerging Markets Series-22

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	81	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2
	Trustee	Chief Executive Officer
April 1963		since August 1, 2006

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	81	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	81	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
Executive Vice President —
May 1960			University of Pennsylvania
(April 1995–June 2002)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	81	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	81	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	81	None
2005 Market Street		October 1989	ARL Associates
Philadelphia, PA			(Financial Planning)
19103			(1983–Present)

November 1940

Emerging Markets Series-23

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Thomas F. Madison	Trustee	Since	President and Chief	81	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and Chair
of Compensation and
Governance
Committees —
Valmont Industries, Inc.
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	81	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation
J. Richard Zecher	Trustee	Since	Founder —	81	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)

July 1940			Founder —
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

Emerging Markets Series-24

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	81	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	81	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 25, 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	81	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	81	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

PO14857 AR-VIPEM [12/09] DG3 2/10 (5427)	Emerging Markets Series-25

Delaware VIP® Trust
Delaware VIP Growth Opportunities Series

Annual Report

December 31, 2009

> Portfolio management review	1

> Performance summary	1

> Disclosure of Series expenses	3

> Sector allocation and top 10 holdings	4

> Statement of net assets	5

> Statement of operations	7

> Statements of changes in net assets	7

> Financial highlights	8

> Notes to financial statements	10

> Report of independent registered public accounting firm	15

> Other Series information	16

> Board of trustees/directors and officers addendum	20

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® Growth Opportunities Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Growth Opportunities Series
Portfolio management review	Jan. 12, 2010

     For the 12-month period ended Dec. 31, 2009, the Delaware VIP Growth Opportunities Series Standard Class shares returned +45.41%, while Service Class shares returned +45.12% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the Russell Midcap® Growth Index, returned +46.29%.

     From December 2008 until early March 2009, the financial crisis continued to worsen, pushing the U.S. economy deeper into recession. The U.S. Congress and the Federal Reserve undertook an extraordinary set of actions to shore up the economy. Congress passed a monumental fiscal stimulus package while the Federal Reserve launched a range of unconventional programs, alongside its employment of more traditional means of monetary stimulus, such as dropping the target for the fed funds rate down to virtually zero.

     During this time, investors’ risk aversion grew. Many investors fled the equity market for the relative comfort of U.S. government securities. The S&P 500 Index, a measure of the broad stock market, dropped to its lowest level in more than a decade. (Source: Bloomberg.)

     The stock market hit its low point for the year in early March. From this point, stocks (as measured by the S&P 500 Index) recorded several consecutive months of gains, as investors grew increasingly confident that the financial crisis had been successfully contained. At first, the rally focused on what we viewed as riskier segments of the equity market, such as the financial and industrials sectors, as investors sought securities with higher potential returns. But by the end of the fiscal year, the rally had reached almost every corner of the market.

     The Series was conservatively positioned throughout the fiscal year. We believe this stance added value, especially during the first half when equity prices declined. Although strong stock selection in the basic industry/capital goods and consumer services sectors aided performance compared to the benchmark, it could not offset the negative effect of poor stock selection in the financials and technology sectors.

     During the fiscal period, we maintained our focus on companies that we believed had the potential to deliver comparatively strong results. Urban Outfitters, one of the Series’ top contributors, was the type of company our investment process favored during the period. The stock rose after the company reported better-than-expected earnings and sales trends. We retained this position because of the company’s long-term growth potential.

     Unfortunately, a position in IMS Health detracted from performance. IMS collects prescription data in the United States and Europe on behalf of clients in the pharmaceutical and insurance industries. The company experienced a drop in sales primarily because of regulatory changes in Europe. Cost-cutting measures by pharmaceutical companies also slowed business. For these reasons we sold our position during the fiscal period.

     At period end, the market’s general assessment seemed to be that the economy was on the mend, as evidenced by tightening credit spreads and improving housing and industrial production data. An accommodative Fed and high cash balances generally make for favorable investment conditions, in our opinion, although there was also the potential for this to be offset by renewed fears of inflation, a reversal of recent economic gains, and possible legislative actions thought to be detrimental to business. In this environment, we remained committed to seeking out those companies we believed had the potential to generate strong relative growth in earnings and revenues.

Unless otherwise noted, the views expressed are current as of Dec. 31, 2009, and are subject to change.

Performance summary

The performance data quoted below represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling the number noted in the introductory section of this report on the page related to this Series.

You should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The Delaware VIP Growth Opportunities Series prospectus contains this and other important information about the Series. To obtain a prospectus, contact the company noted on the page related to this Series in the introductory section of this report, either by phone or through the company Web site. We advise you to read the prospectus carefully before you invest or send money.

Delaware VIP Growth Opportunities Series
Average annual total returns
For periods ended Dec. 31, 2009	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on July 12, 1991)	+45.41%	-0.79%	+2.96%	+0.60%	+8.13%
Service Class shares (commenced operations on May 1, 2000)	+45.12%	-1.02%	+2.72%	n/a	-0.28%

Returns reflect the reinvestment of all distributions.

Growth Opportunities Series-1

Delaware VIP® Growth Opportunities Series (continued)

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.22%, while total operating expenses for Standard Class and Service Class shares were 0.97% and 1.27%, respectively. The management fee for Standard Class and Service Class shares was 0.75%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets through April 30, 2010.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for both classes during certain periods shown in the Series performance chart on the previous page and in the Performance of a $10,000 Investment chart below.

Performance of Service Class shares will vary due to different charges and expenses.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments. Performance shown here would have been reduced if such fees were included or the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk. Prices of growth companies’ securities may be more volatile than any other securities, particular over the short term. The Series will be affected primarily by changes in stock prices. Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

The chart shows a $10,000 investment in the Delaware VIP Growth Opportunities Series Standard Class shares for the period from Dec. 31, 1999, through Dec. 31, 2009.

The chart also shows $10,000 invested in the Russell Midcap Growth Index for the period from Dec. 31, 1999, through Dec. 31, 2009. The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Growth Opportunities Series-2

Delaware VIP® Trust — Delaware VIP Growth Opportunities Series
Disclosure of Series Expenses
For the Period July 1, 2009 to December 31, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/09 to
	7/1/09	12/31/09	Ratios	12/31/09*
Actual Series Return
Standard Class	$1,000.00	$1,255.80	1.11%	$6.31
Service Class	1,000.00	1,254.50	1.36%	7.73
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,019.61	1.11%	$5.65
Service Class	1,000.00	1,018.40	1.36%	6.92

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Growth Opportunities Series-3

Delaware VIP® Trust — Delaware VIP Growth Opportunities Series
Sector Allocation and Top 10 Holdings
As of December 31, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	98.49%
Basic Industry/Capital Goods	8.96%
Business Services	8.39%
Consumer Durables	1.53%
Consumer Non-Durables	16.56%
Consumer Services	2.32%
Energy	7.88%
Financials	6.82%
Health Care	20.55%
Technology	21.83%
Transportation	1.86%
Utilities	1.79%
Securities Lending Collateral	10.21%
Total Value of Securities	108.70%
Obligation to Return Securities Lending Collateral	(10.54%)
Receivables and Other Assets Net of Liabilities	1.84%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Urban Outfitters	3.17%
Cardinal Health	3.07%
Dollar Tree	2.68%
Aetna	2.35%
Cephalon	2.26%
CareFusion	2.12%
Boston Scientific	2.10%
Stryker	2.09%
Amazon.com	2.01%
Akamai Technologies	1.90%

Growth Opportunities Series-4

Delaware VIP® Trust — Delaware VIP Growth Opportunities Series
Statement of Net Assets
December 31, 2009

	Number of
	Shares	Value
COMMON STOCK–98.49%
Basic Industry/Capital Goods–8.96%
†Agrium	7,700	$473,550
Cliffs Natural Resources	5,400	248,886
Flowserve	4,200	397,026
Joy Global	9,000	464,310
†Mettler-Toledo International	1,500	157,485
†Quanta Services	14,600	304,264
Roper Industries	9,100	476,567
		2,522,088
Business Services–8.39%
†Corrections Corporation of America	17,700	434,535
Dun & Bradstreet	4,300	362,791
†Fiserv	5,600	271,488
Global Payments	9,400	506,284
†Hewitt Associates Class A	11,700	494,442
†Iron Mountain	12,900	293,604
		2,363,144
Consumer Durables–1.53%
†LKQ	22,000	430,980
		430,980
Consumer Non-Durables–16.56%
†Amazon.com	4,200	564,984
American Eagle Outfitters	24,100	409,218
†Chico’s FAS	27,900	391,995
Coach	13,800	504,114
†Dollar Tree	15,600	753,480
†GameStop Class A	12,500	274,250
Gap	21,700	454,615
*†Rue21	5,300	148,877
†Urban Outfitters	25,500	892,245
Williams-Sonoma	13,000	270,140
		4,663,918
Consumer Services–2.32%
†Bally Technologies	6,800	280,772
*Host Hotels & Resorts	18,891	220,459
*†Wynn Resorts	2,600	151,398
		652,629
Energy–7.88%
Chesapeake Energy	13,400	346,792
Core Laboratories	3,697	436,690
*Diamond Offshore Drilling	3,500	344,470
*†First Solar	1,800	243,720
National Oilwell Varco	7,600	335,084
Noble Energy	7,200	512,784
		2,219,540
Financials–6.82%
†Affiliated Managers Group	4,100	276,135
Aon	6,000	230,040
†Artio Global Investors	10,300	262,547
Federated Investors Class B	9,300	255,750
Hanover Insurance Group	6,200	275,466
†IntercontinentalExchange	2,900	325,670
People’s United Financial	17,600	293,920
		1,919,528
Health Care–20.55%
*†@Abraxis BioScience	2,600	105,430
Aetna	20,900	662,530
†Affymax	10,000	247,400
†Biogen Idec	8,900	476,150
†Boston Scientific	65,800	592,200
Cardinal Health	26,800	864,032
†CareFusion	23,900	597,739
†Cephalon	10,200	636,582
†Charles River Laboratories International	13,800	464,922
*†Savient Pharmaceuticals	23,500	319,835
†Stericycle	4,200	231,714
Stryker	11,700	589,329
		5,787,863
Technology–21.83%
†Activision Blizzard	30,100	334,411
*†Akamai Technologies	21,100	534,462
†American Tower Class A	9,100	393,211
ASML Holding	12,221	416,614
†Avago Technologies	15,600	285,324
†Citrix Systems	12,200	507,642
†CommScope	18,700	496,111
†F5 Networks	7,000	370,860
†Lam Research	11,300	443,073
†LSI	82,400	495,224
†Nuance Communications	32,000	497,280
†Red Hat	9,400	290,460
†Riverbed Technology	17,600	404,272
*†Sybase	10,700	464,380
†Teradyne	20,000	214,600
		6,147,924
Transportation–1.86%
*Hunt (J.B.) Transport Services	16,200	522,774
		522,774
Utilities–1.79%
ITC Holdings	9,700	505,273
		505,273
Total Common Stock
(cost $21,337,068)		27,735,661

Total Value of Securities Before
Securities Lending Collateral–98.49%
(cost $21,337,068)		27,735,661

SECURITIES LENDING
COLLATERAL**–10.21%
Investment Companies
Mellon GSL DBT II
Collateral Fund	1,723,635	1,723,635
BNY Mellon SL DBT II
Liquidating Fund	1,159,895	1,146,556
†@Mellon GSL Reinvestment Trust II	83,589	3,553
Total Securities Lending Collateral
(cost $2,967,119)		2,873,744

Growth Opportunities Series-5

Delaware VIP® Growth Opportunities Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–108.70% (cost $24,304,187)	$30,609,405 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**– (10.54%)	(2,967,119)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.84%	518,400
NET ASSETS APPLICABLE TO 1,739,093 SHARES OUTSTANDING–100.00%	$28,160,686
NET ASSET VALUE–DELAWARE VIP GROWTH OPPORTUNITIES SERIES STANDARD CLASS ($20,207,698 / 1,239,521 Shares)	$16.30
NET ASSET VALUE–DELAWARE VIP GROWTH OPPORTUNITIES SERIES SERVICE CLASS ($7,952,988 / 499,572 Shares)	$15.92
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$26,839,946
Accumulated net realized loss on investments	(4,984,478)
Net unrealized appreciation of investments	6,305,218
Total net assets	$28,160,686
____________________

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
@	Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $108,983 which represented 0.39% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
©	Includes $2,881,031 of securities loaned.

See accompanying notes

Growth Opportunities Series-6

Delaware VIP® Trust —
Delaware VIP Growth Opportunities Series
Statement of Operations
Year Ended December 31, 2009

INVESTMENT INCOME:
Dividends	$192,205
Interest	373
Securities lending income	20,920
Foreign tax withheld	(1,141)
212,357

EXPENSES:
Management fees	178,332
Legal fees	22,283
Distribution expenses – Service Class	20,200
Reports and statements to shareholders	13,524
Dividend disbursing and transfer agent fees and expenses	13,064
Audit and tax	11,695
Accounting and administration expenses	9,511
Dues and services	1,791
Trustees’ fees	1,532
Custodian fees	698
Insurance fees	641
Pricing fees	439
Consulting fees	323
Trustees’ expenses	111
Registration fees	54
274,198
Less waiver of distribution expenses – Service Class	(3,369)
Total operating expenses	270,829

NET INVESTMENT LOSS	(58,472)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized loss on investments	(1,570,591)
Net change in unrealized appreciation/depreciation
of investments	10,567,944

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	8,997,353

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$8,938,881

See accompanying notes

Delaware VIP Trust —
Delaware VIP Growth Opportunities Series
Statements of Changes in Net Assets

	Year Ended
	12/31/09	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment loss	$(58,472)	$(120,469)
Net realized loss on investments	(1,570,591)	(3,286,557)
Net change in unrealized appreciation/
depreciation of investments	10,567,944	(12,581,485)
Net increase (decrease) in net assets
resulting from operations	8,938,881	(15,988,511)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net realized gain on investments:
Standard Class	–	(3,036,756)
Service Class	–	(1,194,551)
	–	(4,231,307)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,089,940	1,098,723
Service Class	1,155,903	1,374,874
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	–	3,036,756
Service Class	–	1,194,551
	3,245,843	6,704,904
Cost of shares repurchased:
Standard Class	(3,452,812)	(6,341,841)
Service Class	(1,846,366)	(2,884,740)
	(5,299,178)	(9,226,581)
Decrease in net assets derived from capital
share transactions	(2,053,335)	(2,521,677)

NET INCREASE (DECREASE)
IN NET ASSETS	6,885,546	(22,741,495)

NET ASSETS:
Beginning of year	21,275,140	44,016,635
End of year (there was no undistributed
net investment income at either year end)	$28,160,686	$21,275,140

See accompanying notes

Growth Opportunities Series-7

Delaware VIP® Trust — Delaware VIP Growth Opportunities Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Growth Opportunities Series Standard Class
	Year Ended
	12/31/09		12/31/08	12/31/07		12/31/06		12/31/05
Net asset value, beginning of period	$11.210		$21.360	$18.910		$17.780		$15.960

Income (loss) from investment operations:
Net investment loss1	(0.023)		(0.047)	(0.050)		(0.021)		(0.056)
Net realized and unrealized gain (loss) on investments	5.113		(7.975)	2.500		1.151		1.876
Total from investment operations	5.090		(8.022)	2.450		1.130		1.820

Less dividends and distributions from:
Net realized gain on investments	–		(2.128)	–		–		–
Total dividends and distributions	–		(2.128)	–		–		–

Net asset value, end of period	$16.300		$11.210	$21.360		$18.910		$17.780

Total return2	45.41%		(40.55% )	12.96%		6.36%		11.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,208		$15,173	$31,945		$38,859		$46,000
Ratio of expenses to average net assets	1.07%		0.97%	0.90%		0.91%		0.90%
Ratio of net investment loss to average net assets	(0.18%	)	(0.29% )	(0.24%	)	(0.11%	)	(0.35%	)
Portfolio turnover	95%		101%	91%		67%		75%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Growth Opportunities Series-8

Delaware VIP® Growth Opportunities Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Growth Opportunities Series Service Class
	Year Ended
	12/31/09		12/31/08	12/31/07		12/31/06		12/31/05
Net asset value, beginning of period	$10.970		$21.010	$18.640		$17.580		$15.810

Income (loss) from investment operations:
Net investment loss1	(0.056)		(0.087)	(0.101)		(0.066)		(0.096)
Net realized and unrealized gain (loss) on investments	5.006		(7.825)	2.471		1.126		1.866
Total from investment operations	4.950		(7.912)	2.370		1.060		1.770

Less dividends and distributions from:
Net realized gain on investments	–		(2.128)	–		–		–
Total dividends and distributions	–		(2.128)	–		–		–

Net asset value, end of period	$15.920		$10.970	$21.010		$18.640		$17.580

Total return2	45.12%		(40.71% )	12.71%		6.03%		11.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,953		$6,102	$12,072		$12,196		$14,048
Ratio of expenses to average net assets	1.32%		1.22%	1.15%		1.16%		1.15%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.37%		1.27%	1.20%		1.21%		1.20%
Ratio of net investment loss to average net assets	(0.43%	)	(0.54% )	(0.49%	)	(0.36%	)	(0.60%	)
Ratio of net investment loss to average net assets
prior to fees waived and expenses paid indirectly	(0.48%	)	(0.59% )	(0.54%	)	(0.41%	)	(0.65%	)
Portfolio turnover	95%		101%	91%		67%		75%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Growth Opportunities Series-9

Delaware VIP® Trust — Delaware VIP Growth Opportunities Series
Notes to Financial Statements
December 31, 2009

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Growth Opportunities Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the year ended December 31, 2009.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2009.

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Delaware VIP® Growth Opportunities Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 17, 2010, the date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2009, the Series was charged $1,189 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$17,599	$297	$1,640	$557
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2009, the Series was charged $1,990 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$22,107,249
Sales	24,181,156
Growth Opportunities Series-11

Delaware VIP® Growth Opportunities Series
Notes to Financial Statements (continued)

3. Investments (continued)
At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$24,499,252	$6,492,802	$(382,649)	$6,110,153

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$27,735,661	$–	$–	$27,735,661
Securities Lending Collateral	1,723,635	1,146,556	3,553	2,873,744
Total	$29,459,296	$1,146,556	$3,553	$30,609,405

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/08	$2,758
Net change in unrealized appreciation/depreciation	795
Balance as of 12/31/09	$3,553

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/09	$795

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ending December 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the year ended December 31, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year
Ended
12/31/08
Long-term capital gain	$4,231,307

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Delaware VIP® Growth Opportunities Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
As of December 31, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$26,839,946
Capital loss carryforwards	(4,789,413)
Unrealized appreciation of investments	6,110,153
Net assets	$28,160,686

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2009, the Series recorded the following reclassifications:

Accumulated
Net Investment	Paid-in
Loss	Capital
$58,472	$(58,472)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $1,717,628 expires in 2016 and $3,071,785 expires in 2017.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Shares sold:
Standard Class	162,556	70,431
Service Class	88,648	90,473

Shares issued upon reinvestment of dividends and distributions:
Standard Class	–	189,560
Service Class	–	76,038
	251,204	426,502
Shares repurchased:
Standard Class	(276,681)	(402,049)
Service Class	(145,177)	(184,994)
	(421,858)	(587,043)
Net decrease	(170,654)	(160,541)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of December 31, 2009, or at any time during the year then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At December 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of

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Delaware VIP® Growth Opportunities Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2009, the value of the securities on loan was $2,881,031 for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2009, the value of invested collateral was $2,873,744. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Series. On January 4, 2010, the new investment advisory agreement between DMC and the Series that was approved by the shareholders became effective.

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Delaware VIP® Trust — Delaware VIP Growth Opportunities Series
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Delaware VIP Trust–Delaware VIP Growth Opportunities Series

We have audited the accompanying statement of net assets of the Delaware VIP Growth Opportunities Series (one of the series constituting Delaware VIP Trust) (the “Series”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Growth Opportunities Series of Delaware VIP Trust at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
February 17, 2010

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

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Delaware VIP® Trust — Delaware VIP Growth Opportunities Series
Other Series Information

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints,represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);

Growth Opportunities Series-16

Delaware VIP® Growth Opportunities Series
Other Series Information (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

NATURE, EXTENT, AND QUALITY OF SERVICE. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and they therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as: the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Fund for the same class of shares in another Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

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Delaware VIP® Growth Opportunities Series
Other Series Information (continued)

COMPARATIVE EXPENSES. The Trustees also evaluated expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

MANAGEMENT PROFITABILITY. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Growth Opportunities Series-18

Delaware VIP® Growth Opportunities Series
Other Series Information (continued)

FALL-OUT BENEFITS. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

BOARD REVIEW OF MACQUARIE GROUP. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

CONCLUSION. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

Growth Opportunities Series-19

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	81	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2
	Trustee	Chief Executive Officer
April 1963		since August 1, 2006

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	81	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	81	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
Executive Vice President —
May 1960			University of Pennsylvania
(April 1995–June 2002)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	81	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	81	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	81	None
2005 Market Street		October 1989	ARL Associates
Philadelphia, PA			(Financial Planning)
19103			(1983–Present)

November 1940

Growth Opportunities Series-20

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Thomas F. Madison	Trustee	Since	President and Chief	81	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and Chair
of Compensation and
Governance
Committees —
Valmont Industries, Inc.
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	81	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation
J. Richard Zecher	Trustee	Since	Founder —	81	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)

July 1940			Founder —
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

Growth Opportunities Series-21

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	81	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	81	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 25, 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	81	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	81	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

PO14857 AR-VIPGO [12/09] DG3 2/10 (5427)	Growth Opportunities Series-22

Delaware VIP® Trust
Delaware VIP High Yield Series

Annual Report

December 31, 2009

> Portfolio management review	1

> Performance summary	1

> Disclosure of Series expenses	3

> Security types and credit quality breakdown	4

> Statement of net assets	5

> Statement of operations	11

> Statements of changes in net assets	11

> Financial highlights	12

> Notes to financial statements	14

> Report of independent registered public accounting firm	20

> Other Series information	21

> Board of trustees/directors and officers addendum	25

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® High Yield Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP High Yield Series
Portfolio management review	Jan. 12, 2010

     For the 12-month fiscal period ended Dec. 31, 2009, the Delaware VIP High Yield Series Standard Class shares returned +48.97%, and the Service Class shares returned +48.65% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the Merrill Lynch U.S. High Yield Master II Constrained Index, returned +58.09%.

     The period began amid the worst economic and financial markets that the portfolio management team has ever witnessed. Early in the new year, however, the environment for high yield securities took a 180-degree turn and the market began experiencing significant inflows of investment capital, leading to annual total return performance among high yield bonds that was well above average.

     Investors seemed increasingly willing to accept risk around the time that a monumental fiscal stimulus program was signed into law by president Obama in February 2009. This nearly $800 billion economic stimulus package — the American Recovery and Reinvestment Act of 2009 — was coupled with the Federal Reserve’s commitment to keeping short-term interest rates near zero, as well as a variety of other government initiatives designed to restore liquidity and boost confidence in the financial markets. Credit spreads among high yield bonds began to narrow substantially beginning in March, as investors’ confidence in corporate balance sheets and earnings prospects rebounded.

     As markets bounced back, they often recovered much of their earlier losses. In the credit market, in particular, conditions began to normalize once again. And by later in the year, many economic indicators in the United States showed signs of recovery, and even growth, while other indicators showed at least a slowing decline.

     As market conditions improved, investors seemed to quickly rediscover their appetite for risk, and for high yield bonds. For the year, lower-rated CCC-rated bonds returned more than 110%, compared to 41% for BB-rated bonds (data: J.P. Morgan). In addition, the best-performing industries (financials, broadcasting, retailing, and homebuilding) included companies with some of the weakest credit in the high yield bond market. Notably, these were the worst-performing industries in 2008 — a year when investors generally fled from risky securities — but were the best performers in 2009, when investors tended to take the opposite approach. (Source: J.P. Morgan.)

     At the start of the period, we maintained the defensive positioning that we had adopted within the Series prior to the beginning of the fiscal year. This decision helped mitigate losses through the worst conditions of the credit crisis, though as managers we generally faced significant challenges during that difficult time.

     As the year progressed and conditions improved, we came to view the most attractive part of the high yield market (on a risk-return basis) to be in medium- to lower-quality B-rated bonds, as well as in higher-quality CCC-rated bonds. Our general concerns for the ongoing threat of bond defaults throughout the year led us away from the riskiest parts of the market at times, and was a primary reason the Series performance did not replicate the full advance of the benchmark index.

Unless otherwise noted, the views expressed are current as of Dec. 31, 2009, and are subject to change.

Performance summary

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling the number noted in the introductory section of this report on the page related to this Series. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The Delaware VIP High Yield Series prospectus contains this and other important information about the Series. To obtain a prospectus, contact the company noted on the page related to this Series in the introductory section of this report, either by phone or through the company’s Web site. We advise you to read the prospectus carefully before you invest or send money.

Delaware VIP High Yield Series
Average annual total returns
For periods ended Dec. 31, 2009	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on July 28, 1988)	+48.97%	+5.11%	+6.23%	+4.99%	+6.78%
Service Class shares (commenced operations on May 1, 2000)	+48.65%	+4.83%	+5.96%	n/a	+5.69%

Returns reflect the reinvestment of all distributions.

High Yield Series-1

Delaware VIP® High Yield Series (continued)

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.02%. Total operating expenses for Standard Class and Service Class shares were 0.77% and 1.07%, respectively. The management fee for Standard Class and Service Class shares was 0.65%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets through April 30, 2010.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for both classes during the periods shown in the Series performance chart on the previous page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments. Performance shown here would have been reduced if such fees were included or the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk. Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The letter ratings are provided by S&P and describe the credit-worthiness of the underlying bonds in the Series and generally range from AAA (highest quality) to CCC (lowest; highly speculative).

The Series may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Series may be prepaid prior to maturity, potentially forcing the Series to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Series may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

The chart shows a $10,000 investment in the Delaware VIP High Yield Series Standard Class shares for the period from Dec. 31, 1999, through Dec. 31, 2009.

The chart also shows $10,000 invested in the Merrill Lynch U.S. High Yield Master II Constrained Index for the period from Dec. 31, 1999, through Dec. 31, 2009. The Merrill Lynch U.S. High Yield Master II Constrained Index is a market value–weighted index that tracks the public high yield debt market.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

High Yield Series-2

Delaware VIP® Trust — Delaware VIP High Yield Series
Disclosure of Series Expenses
For the Period July 1, 2009 to December 31, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/09 to
	7/1/09	12/31/09	Ratios	12/31/09*
Actual Series Return
Standard Class	$1,000.00	$1,193.70	0.77%	$4.26
Service Class	1,000.00	1,191.60	1.02%	5.63
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.32	0.77%	$3.92
Service Class	1,000.00	1,020.06	1.02%	5.19

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

High Yield Series-3

Delaware VIP® Trust — Delaware VIP High Yield Series
Security Types and Credit Quality Breakdown
As of December 31, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Types	of Net Assets
Convertible Bonds	1.17%
Corporate Bonds	92.43%
Basic Industry	7.18%
Brokerage	1.63%
Capital Goods	5.01%
Consumer Cyclical	10.59%
Consumer Non-Cyclical	6.45%
Energy	10.82%
Finance & Investments	6.54%
Media	5.82%
Real Estate	0.57%
Services Cyclical	10.32%
Services Non-Cyclical	6.01%
Technology & Electronics	3.24%
Telecommunications	14.60%
Utilities	3.65%
Senior Secured Loans	1.30%
Common Stock	0.63%
Preferred Stocks	0.53%
Discount Note	0.14%
Securities Lending Collateral	5.37%
Total Value of Securities	101.57%
Obligation to Return Securities Lending Collateral	(5.49%)
Receivables and Other Assets Net of Liabilities	3.92%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	3.94%
AA	0.53%
A	1.35%
BBB	3.82%
BB	20.49%
B	54.18%
CCC	14.97%
Not Rated	0.72%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

High Yield Series-4

Delaware VIP® Trust — Delaware VIP High Yield Series
Statement of Net Assets
December 31, 2009

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CONVERTIBLE BONDS–1.17%
*Advanced Micro Devices 6.00% exercise price
$28.08, expiration date 5/1/15	$1,035,000	$936,675
Beazer Homes USA 4.625% exercise price
$49.64, expiration date 6/15/24	800,000	746,000
Century Aluminum 1.75% exercise price
$30.54, expiration date 8/1/24	295,000	283,569
#Corporate Office Properties
144A 3.50% exercise price $53.12,
expiration date 9/15/26	440,000	427,900
ΦHologic 2.00% exercise price $38.59,
expiration date 12/15/37	1,230,000	1,056,263
Leap Wireless International 4.50% exercise
price $93.21, expiration date 7/15/14	1,390,000	1,157,174
Level 3 Communications 5.25% exercise price
$3.98, expiration date 12/15/11	605,000	577,019
≠†Mirant (Escrow) 2.50% exercise price $67.95,
expiration date 6/15/21	785,000	0
Total Convertible Bonds
(cost $4,647,732)		5,184,600

CORPORATE BONDS–92.43%
Basic Industry–7.18%
#Algoma Acquisition 144A 9.875% 6/15/15	2,485,000	2,127,781
California Steel Industries 6.125% 3/15/14	1,120,000	1,055,600
Century Aluminum 8.00% 5/15/14	1,616,000	1,583,680
*#Evraz Group 144A 9.50% 4/24/18	2,465,000	2,465,000
#FMG Finance 144A 10.625% 9/1/16	1,945,000	2,161,381
Freeport McMoRan Copper & Gold
8.375% 4/1/17	1,865,000	2,044,974
*Hexion US Finance 9.75% 11/15/14	1,080,000	1,063,800
#Innophos Holdings 144A 9.50% 4/15/12	400,000	408,000
#MacDermid 144A 9.50% 4/15/17	2,837,000	2,851,186
*#Momentive Performance Material 144A
12.50% 6/15/14	990,000	1,093,950
#NewPage 144A 11.375% 12/31/14	2,125,000	2,156,875
•Noranda Aluminium Acquisition PIK
5.274% 5/15/15	1,512,167	1,181,380
Novelis
7.25% 2/15/15	1,565,000	1,498,488
# 144A 11.50% 2/15/15	670,000	721,088
#PE Paper Escrow 144A 12.00% 8/1/14	335,000	370,831
@=Port Townsend 7.32% 8/27/12	558,395	404,836
Ryerson
• 7.656% 11/1/14	990,000	916,988
12.00% 11/1/15	1,045,000	1,097,250
#Sappi Papier Holding 144A 6.75% 6/15/12	1,460,000	1,399,484
#Severstal 144A 9.75% 7/29/13	995,000	1,007,438
Steel Dynamics 7.75% 4/15/16	1,845,000	1,930,331
Teck Resources
10.25% 5/15/16	605,000	707,850
# 144A 10.75% 5/15/19	1,210,000	1,452,000
		31,700,191
Brokerage–1.63%
#Cemex Finance 144A 9.50% 12/14/16	2,380,000	2,504,950
E Trade Financial PIK 12.50% 11/30/17	1,009,000	1,151,521
LaBranche 11.00% 5/15/12	3,650,000	3,526,813
		7,183,284
Capital Goods–5.01%
#BWAY 144A 10.00% 4/15/14	1,930,000	2,050,625
*•#C8 Capital 144A 6.64% 12/31/49	1,445,000	1,005,182
#CPM Holdings 144A 10.625% 9/1/14	400,000	424,000
*Eastman Kodak 7.25% 11/15/13	575,000	477,250
#Graphic Packaging International
144A 9.50% 6/15/17	2,335,000	2,486,775
Intertape Polymer 8.50% 8/1/14	957,000	824,216
#Plastipak Holdings 144A
8.50% 12/15/15	1,050,000	1,082,813
10.625% 8/15/19	1,050,000	1,162,875
Pregis 12.375% 10/15/13	1,568,000	1,526,840
RBS Global/Rexnord
9.50% 8/1/14	485,000	488,638
* 11.75% 8/1/16	1,410,000	1,402,950
Smurfit Kappa Funding 7.75% 4/1/15	3,075,000	2,971,218
*Solo Cup 8.50% 2/15/14	425,000	417,563
Thermadyne Holdings 10.50% 2/1/14	1,840,000	1,750,300
#Trimas 144A 9.75% 12/15/17	1,775,000	1,750,594
USG
6.30% 11/15/16	2,020,000	1,818,000
# 144A 9.75% 8/1/14	450,000	482,625
		22,122,464
Consumer Cyclical–10.59%
*#Allison Transmission 144A 11.00% 11/1/15	2,520,000	2,658,600
American Axle & Manufacturing
7.875% 3/1/17	1,315,000	1,117,750
# 144A 9.25% 1/15/17	750,000	765,000
*ArvinMeritor 8.125% 9/15/15	1,630,000	1,564,800
#Associated Materials 144A 9.875% 11/15/16	235,000	249,100
Beazer Homes USA 8.625% 5/15/11	1,750,000	1,715,000
Building Materials 7.75% 8/1/14	1,360,000	1,353,200
Burlington Coat Factory Investment
Holdings 14.50% 10/15/14	1,075,000	1,080,375
*Burlington Coat Factory Warehouse
11.125% 4/15/14	1,025,000	1,063,438
Carrols 9.00% 1/15/13	520,000	530,400
Duane Reade 11.75% 8/1/15	990,000	1,079,100
Ford Motor 7.45% 7/16/31	1,240,000	1,102,050
Ford Motor Credit 12.00% 5/15/15	3,790,000	4,399,431
Interface
9.50% 2/1/14	270,000	266,963
# 144A 11.375% 11/1/13	710,000	796,975
K Hovnanian Enterprises
7.50% 5/15/16	675,000	486,000
# 144A 10.625% 10/15/16	1,020,000	1,071,000
*#Landry’s Restaurants 144A
11.625% 12/1/15	3,200,000	3,407,999
M/I Homes 6.875% 4/1/12	1,025,000	971,188

High Yield Series-5

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Consumer Cyclical (continued)
Macy’s Retail Holdings
* 6.375% 3/15/37	$1,605,000	$1,364,250
6.70% 7/15/34	245,000	214,375
7.875% 8/15/36	700,000	623,000
Meritage Homes
6.25% 3/15/15	331,000	306,175
7.00% 5/1/14	1,595,000	1,531,200
Mobile Mini
6.875% 5/1/15	1,215,000	1,154,250
9.75% 8/1/14	215,000	224,675
*Navistar International 8.25% 11/1/21	2,140,000	2,204,200
#Norcraft Finance 144A 10.50% 12/15/15	1,585,000	1,632,550
Norcraft Holdings/Capital 9.75% 9/1/12	887,000	855,955
*OSI Restaurant Partners 10.00% 6/15/15	1,261,000	1,119,138
Quiksilver 6.875% 4/15/15	2,560,000	2,112,000
Rite Aid 9.375% 12/15/15	2,515,000	2,225,775
*Sally Holdings 10.50% 11/15/16	1,750,000	1,890,000
#Standard Pacific Escrow 144A
10.75% 9/15/16	520,000	533,000
#Toys R Us 144A 10.75% 7/15/17	995,000	1,094,500
#TRW Automotive 144A 8.875% 12/1/17	1,860,000	1,943,700
		46,707,112
Consumer Non-Cyclical–6.45%
#Alliance One International 144A
10.00% 7/15/16	2,010,000	2,120,550
Cornell 10.75% 7/1/12	590,000	605,488
#Cott Beverages 144A 8.375% 11/15/17	1,300,000	1,345,500
#Dole Food 144A 13.875% 3/15/14	924,000	1,115,730
Ingles Markets 8.875% 5/15/17	1,105,000	1,154,725
#JBS USA Finance 144A 11.625% 5/1/14	1,645,000	1,871,188
#JohnsonDiversey Holdings 144A
10.50% 5/15/20	4,710,000	4,757,099
#M-Foods Holdings 144A 9.75% 10/1/13	655,000	683,656
#Novasep Holding 144A 9.75% 12/15/16	2,150,000	2,107,000
#Quintiles Transnational PIK 144A
9.50% 12/30/14	1,025,000	1,032,688
*#ServiceMaster PIK 144A 10.75% 7/15/15	2,135,000	2,231,074
Smithfield Foods
* 7.75% 5/15/13	1,330,000	1,296,750
7.75% 7/1/17	260,000	241,150
# 144A 10.00% 7/15/14	1,635,000	1,782,150
#Tops Markets 144A 10.125% 10/15/15	2,090,000	2,163,150
#Viskase 144A 9.875% 1/15/18	2,140,000	2,166,750
Yankee Acquisition
* 8.50% 2/15/15	335,000	334,163
9.75% 2/15/17	1,455,000	1,440,450
		28,449,261
Energy–10.82%
#Antero Resources Finance 144A
9.375% 12/1/17	1,695,000	1,737,375
#Aquilex Holdings/Finance 144A
11.125% 12/15/16	1,600,000	1,604,000
Berry Petroleum 10.25% 6/1/14	985,000	1,076,113
Chesapeake Energy
6.625% 1/15/16	497,000	494,515
7.25% 12/15/18	355,000	359,438
9.50% 2/15/15	820,000	904,050
Complete Production Service
8.00% 12/15/16	1,145,000	1,134,981
Copano Energy 7.75% 6/1/18	955,000	962,163
Denbury Resources
* 7.50% 4/1/13	215,000	217,150
9.75% 3/1/16	965,000	1,034,963
#Drummond 144A 9.00% 10/15/14	2,115,000	2,228,680
Dynergy Holdings 7.75% 6/1/19	2,390,000	2,085,275
El Paso
6.875% 6/15/14	836,000	839,562
* 7.00% 6/15/17	795,000	792,450
•Enterprise Products Operating
8.375% 8/1/66	430,000	419,769
*#Headwaters 144A 11.375% 11/1/14	2,145,000	2,246,887
#Helix Energy Solutions Group 144A
9.50% 1/15/16	2,020,000	2,080,600
#Hercules Offshore 144A 10.50% 10/15/17	2,120,000	2,247,199
#Hilcorp Energy I 144A
7.75% 11/1/15	1,339,000	1,318,915
9.00% 6/1/16	760,000	775,200
#Holly 144A 9.875% 6/15/17	1,785,000	1,887,638
International Coal Group 10.25% 7/15/14	2,180,000	2,106,425
*Key Energy Services 8.375% 12/1/14	2,195,000	2,211,462
Mariner Energy 8.00% 5/15/17	1,928,000	1,860,520
*MarkWest Energy Partners 8.75% 4/15/18	1,540,000	1,593,900
#Murray Energy 144A 10.25% 10/15/15	1,930,000	1,930,000
OPTI Canada
7.875% 12/15/14	2,070,000	1,707,750
8.25% 12/15/14	639,000	529,571
PetroHawk Energy
7.875% 6/1/15	925,000	938,875
* 9.125% 7/15/13	758,000	795,900
# 144A 10.50% 8/1/14	240,000	263,400
Petroleum Development 12.00% 2/15/18	1,155,000	1,196,869
Quicksilver Resources
* 7.125% 4/1/16	1,690,000	1,584,375
11.75% 1/1/16	495,000	564,300
Regency Energy Partners 8.375% 12/15/13	758,000	788,320
#SandRidge Energy 144A
8.75% 1/15/20	1,235,000	1,241,175
9.875% 5/15/16	1,855,000	1,961,663
		47,721,428
Finance & Investments–6.54%
•BAC Capital Trust XIV 5.63% 12/31/49	3,195,000	2,228,513
•#C5 Capital 144A 6.196% 12/31/49	1,650,000	1,132,761
Capital One Capital V 10.25% 8/15/39	1,985,000	2,313,547
•Citigroup Capital XXI 8.30% 12/21/57	975,000	943,313
City National Capital Trust I 9.625% 2/1/40	2,155,000	2,294,709

High Yield Series-6

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)
	CORPORATE BONDS (continued)
	Finance & Investments (continued)
	International Lease Finance
	5.25% 1/10/13	$1,175,000	$959,008
	5.35% 3/1/12	205,000	178,046
	5.55% 9/5/12	680,000	566,563
	5.625% 9/20/13	1,045,000	820,354
*	6.375% 3/25/13	1,750,000	1,439,804
	6.625% 11/15/13	985,000	793,547
	JPMorgan Chase Capital XXV 6.80% 10/1/37	175,000	174,412
	LVB Acquisition 11.625% 10/15/17	1,950,000	2,164,500
	•#MetLife Capital Trust X 144A 9.25% 4/8/38	1,930,000	2,200,200
	Nuveen Investments 10.50% 11/15/15	3,895,000	3,554,187
	@Popular North America Capital Trust I
	6.564% 9/15/34	985,000	577,681
	•#Rabobank Nederland 144A 11.00% 12/29/49	1,895,000	2,316,902
	•USB Capital IX 6.189% 4/15/49	1,600,000	1,302,000
	Zions Bancorporation
	5.50% 11/16/15	1,215,000	859,981
*	5.65% 5/15/14	280,000	204,161
	6.00% 9/15/15	1,590,000	1,125,854
	7.75% 9/23/14	795,000	702,251
			28,852,294
	Media–5.82%
	Affinion Group 11.50% 10/15/15	840,000	884,100
	#Cablevision Systems 144A 8.625% 9/15/17	1,185,000	1,239,806
	CCH II 13.50% 11/30/16	1,805,000	2,134,413
	#Cengage Learning Acquisitions 144A
	10.50% 1/15/15	500,000	480,625
	#Cequel Communications Holdings I 144A
	8.625% 11/15/17	1,065,000	1,080,975
	#Charter Communications Operating 144A
	10.875% 9/15/14	1,920,000	2,159,999
	Clear Channel Communications
	10.75% 8/1/16	1,015,000	801,850
	#Columbus International 144A
	11.50% 11/20/14	1,985,000	2,094,175
	DISH DBS
	7.875% 9/1/19	1,050,000	1,106,438
#	144A 7.875% 9/1/19	1,035,000	1,090,631
	#MDC Partners 144A 11.00% 11/1/16	1,110,000	1,159,950
	#Mediacom Capital 144A 9.125% 8/15/19	1,030,000	1,055,750
	Nielsen Finance
	10.00% 8/1/14	1,610,000	1,686,475
	11.50% 5/1/16	385,000	432,163
	11.625% 2/1/14	365,000	411,994
Ω	12.50% 8/1/16	970,000	889,975
	#Sinclair Television Group 144A
	9.25% 11/1/17	1,580,000	1,651,100
	#Univision Communications 144A
	12.00% 7/1/14	1,465,000	1,620,656
	#UPC Holding 144A 9.875% 4/15/18	940,000	996,400
	#XM Satellite Radio 144A 13.00% 8/1/13	620,000	676,575
	XM Satellite Radio Holdings PIK
	10.00% 6/1/11	2,025,000	2,035,125
			25,689,175
	Real Estate–0.57%
	Developers Diversified Realty
	9.625% 3/15/16	470,000	491,235
	#Felcor Lodging Trust 144A 10.00% 10/1/14	1,990,000	2,017,363
			2,508,598
	Services Cyclical–10.32%
	AMH Holdings 11.25% 3/1/14	1,303,000	1,263,910
	*Aramark Services 8.50% 2/1/15	1,249,000	1,292,715
	#Ashtead Capital 144A 9.00% 8/15/16	2,044,000	2,056,775
	Avis Budget Car Rental
*	7.625% 5/15/14	1,025,000	978,875
	7.75% 5/15/16	1,185,000	1,113,900
	Cardtronics 9.25% 8/15/13	1,913,000	1,977,564
	Delta Air Lines
	7.92% 11/18/10	920,000	924,600
#	144A 9.50% 9/15/14	975,000	1,017,656
	#Galaxy Entertainment Finance 144A
	9.875% 12/15/12	3,070,000	3,085,349
	*Gaylord Entertainment 6.75% 11/15/14	840,000	785,400
	#General Maritime 144A 12.00% 11/15/17	1,205,000	1,260,731
	Global Cash Access 8.75% 3/15/12	1,733,000	1,735,166
	#Harrah’s Operating Escrow 144A
	11.25% 6/1/17	3,220,000	3,385,024
	*Hertz 10.50% 1/1/16	1,480,000	1,587,300
	Kansas City Southern de Mexico
	9.375% 5/1/12	1,517,000	1,581,473
#	144A 12.50% 4/1/16	405,000	467,775
	MGM MIRAGE
*	6.625% 7/15/15	610,000	477,325
*	7.50% 6/1/16	795,000	624,075
	7.625% 1/15/17	1,310,000	1,025,075
	13.00% 11/15/13	1,878,000	2,164,395
#	144A 11.125% 11/15/17	890,000	990,125
	Mohegan Tribal Gaming Authority
	6.875% 2/15/15	1,175,000	769,625
*	7.125% 8/15/14	875,000	600,469
	#National Money Mart 144A
	10.375% 12/15/16	1,085,000	1,114,838
	#NCL 144A 11.75% 11/15/16	1,055,000	1,047,088
	PHH 7.125% 3/1/13	2,070,000	1,925,100
	*Pinnacle Entertainment 7.50% 6/15/15	2,870,000	2,654,750
	@#Pokagon Gaming Authority 144A
	10.375% 6/15/14	1,816,000	1,897,720
	Royal Caribbean Cruises 6.875% 12/1/13	1,230,000	1,214,625
	*RSC Equipment Rental 9.50% 12/1/14	2,895,000	2,913,094
	*#RSC Equipment Rental/Holdings III 144A
	10.25% 11/15/19	285,000	287,494
	#Shingle Springs Tribal Gaming Authority
	144A 9.375% 6/15/15	1,705,000	1,304,325
			45,524,336
	Services Non-Cyclical–6.01%
	Accellent 10.50% 12/1/13	685,000	662,738
	#Alliance HealthCare Services 144A
	8.00% 12/1/16	1,040,000	1,019,200
	*Bausch & Lomb 9.875% 11/1/15	1,920,000	2,035,200
High Yield Series-7

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Services Non-Cyclical (continued)
Casella Waste Systems 9.75% 2/1/13	$2,499,000	$2,480,258
Community Health Systems
8.875% 7/15/15	2,015,000	2,090,563
DJO Finance 10.875% 11/15/14	2,030,000	2,151,800
HCA
9.25% 11/15/16	3,335,000	3,589,293
PIK 9.625% 11/15/16	613,143	665,260
Inverness Medical Innovations
9.00% 5/15/16	1,600,000	1,644,000
Psychiatric Solutions
* 7.75% 7/15/15	1,740,000	1,692,150
# 144A 7.75% 7/15/15	205,000	194,238
Select Medical 7.625% 2/1/15	2,695,000	2,627,624
Tenet Healthcare 7.375% 2/1/13	2,065,000	2,080,488
Universal Hospital Services PIK
8.50% 6/1/15	1,015,000	1,004,850
•US Oncology PIK 6.428% 3/15/12	2,747,000	2,582,179
		26,519,841
Technology & Electronics–3.24%
*#Advanced Micro Devices 144A
8.125% 12/15/17	450,000	450,563
Anixter 10.00% 3/15/14	1,070,000	1,187,700
*First Data 9.875% 9/24/15	4,835,000	4,532,812
Freescale Semiconductor 8.875% 12/15/14	2,510,000	2,315,475
Sanmina-SCI 8.125% 3/1/16	2,265,000	2,270,663
Sungard Data Systems 10.25% 8/15/15	2,103,000	2,250,210
#Unisys 144A 12.75% 10/15/14	1,095,000	1,270,200
		14,277,623
Telecommunications–14.60%
@=‡Allegiance Telecom 11.75% 2/15/10	565,000	0
Cincinnati Bell 8.25% 10/15/17	1,540,000	1,570,800
Citizens Communications 7.125% 3/15/19	470,000	446,500
#Clearwire Communications/Finance 144A
* 12.00% 12/1/15	2,115,000	2,157,300
12.00% 12/1/15	2,185,000	2,228,700
Cricket Communications
* 9.375% 11/1/14	3,257,000	3,289,569
*# 144A 7.75% 5/15/16	1,225,000	1,228,063
#Digicel Group 144A
8.25% 9/1/17	1,730,000	1,695,400
8.875% 1/15/15	1,430,000	1,394,250
* 9.125% 1/15/15	850,000	841,500
#GCI 144A 8.625% 11/15/19	2,115,000	2,144,081
#GeoEye 144A 9.625% 10/1/15	1,245,000	1,287,019
#Global Crossing 144A 12.00% 9/15/15	1,980,000	2,182,950
#GXS Worldwide 144A 9.75% 6/15/15	2,185,000	2,157,688
Hughes Network Systems/Finance
9.50% 4/15/14	1,963,000	2,036,613
#Intelsat Bermuda 144A 11.25% 2/4/17	3,185,000	3,208,887
Level 3 Financing
9.25% 11/1/14	1,040,000	988,000
* 12.25% 3/15/13	1,025,000	1,091,625
Lucent Technologies 6.45% 3/15/29	919,000	662,829
MetroPCS Wireless
* 9.25% 11/1/14	2,955,000	3,006,712
# 144A 9.25% 11/1/14	175,000	178,063
#NII Capital 144A
8.875% 12/15/19	720,000	704,700
10.00% 8/15/16	1,955,000	2,057,638
#Nordic Telephone Holdings 144A
8.875% 5/1/16	2,358,000	2,505,374
PAETEC Holding 8.875% 6/30/17	1,055,000	1,073,463
Qwest 7.25% 9/15/25	1,300,000	1,209,000
Qwest Capital Funding 7.75% 2/15/31	1,200,000	1,026,000
Sprint Capital
* 6.875% 11/15/28	930,000	777,713
8.75% 3/15/32	6,995,000	6,627,762
*#Telcordia Technologies 144A 10.00% 3/15/13	1,295,000	1,159,025
Telesat Canada/Telesat
11.00% 11/1/15	1,320,000	1,438,800
12.50% 11/1/17	1,195,000	1,320,475
#Terremark Worldwide 144A 12.00% 6/15/17	1,945,000	2,158,950
#Viasat 144A 8.875% 9/15/16	1,070,000	1,107,450
#VimpelCom 144A 9.125% 4/30/18	1,140,000	1,222,650
*Virgin Media Finance 8.375% 10/15/19	1,275,000	1,318,031
West 11.00% 10/15/16	1,625,000	1,706,250
#Wind Acquisition Finance 144A
11.75% 7/15/17	1,855,000	2,035,863
12.00% 12/1/15	1,065,000	1,144,875
		64,390,568
Utilities–3.65%
AES
* 8.00% 10/15/17	1,457,000	1,502,531
8.00% 6/1/20	715,000	731,088
Edison Mission Energy
* 7.00% 5/15/17	870,000	691,650
7.20% 5/15/19	600,000	457,500
Elwood Energy 8.159% 7/5/26	1,699,263	1,571,052
Energy Future Holdings
5.55% 11/15/14	990,000	707,056
10.875% 11/1/17	990,000	814,275
*Mirant Americas Generation 8.50% 10/1/21	2,325,000	2,220,374
NRG Energy
7.375% 2/1/16	2,105,000	2,112,894
7.375% 1/15/17	400,000	402,000
Orion Power Holdings 12.00% 5/1/10	1,606,000	1,654,180
•Puget Sound Energy 6.974% 6/1/67	1,615,000	1,426,966
*Texas Competitive Electric Holdings
10.25% 11/1/15	2,220,000	1,809,300
		16,100,866
Total Corporate Bonds
(cost $376,736,882)		407,747,041

High Yield Series-8

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
«SENIOR SECURED LOANS–1.30%
Chester Downs & Marina 12.375% 12/31/16	$1,040,000	$1,049,100
PQ Term Tranche Loan 6.74% 7/30/15	2,524,000	2,189,570
Texas Competitive Electric Holdings Term
Tranche Loan B2 3.735% 10/10/14	1,668,569	1,359,366
Univision Communications Term Tranche
Loan B 2.533% 9/29/14	1,295,000	1,128,269
Total Senior Secured Loans
(cost $4,999,407)		5,726,305

	Number of
	Shares
COMMON STOCK–0.63%
†Alliance Imaging	92,144	526,142
P=†Avado Brands	1,813	0
Blackstone Group	39,000	511,680
=†Calpine	1,204,800	0
=†Century Communications	2,820,000	0
†DIRECTV Class A	21,500	717,025
†Flextronics International	61,050	446,276
†GeoEye	8,000	223,040
†Mirant	827	12,628
*†Mobile Mini	23,557	331,918
P=†PT Holdings	1,905	19
†USGen	475,000	0
Total Common Stock
(cost $3,878,847)		2,768,728

PREFERRED STOCKS–0.53%
•Bank of America
8.00%	2,190,000	2,111,462
8.125%	265,000	255,457
=†Port Townsend	381	0
Total Preferred Stocks
(cost $2,604,131)		2,366,919

WARRANT–0.00%
=†Port Townsend	381	4
Total Warrant (cost $9,144)		4

	Principal
	Amount
	(U.S. $)
≠DISCOUNT NOTE–0.14%
Federal Home Loan Bank
0.001% 1/4/10	$612,000	612,000
Total Discount Note
(cost $612,000)		612,000

Total Value of Securities
Before Securities Lending
Collateral–96.20%
(cost $393,488,143)		424,405,597

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–5.37%
Investment Companies
Mellon GSL DBT II Collateral Fund	16,883,261	16,883,261
BNY Mellon SL DBT II Liquidating Fund	6,838,781	6,756,831
†@ Mellon GSL Reinvestment Trust II	491,181	20,875
Total Securities Lending Collateral
(cost $24,213,223)		23,660,967

TOTAL VALUE OF SECURITIES–101.57% (cost $417,701,366)	448,066,564 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(5.49%)	(24,213,223)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.92%	17,303,114
NET ASSETS APPLICABLE TO 77,847,909 SHARES OUTSTANDING–100.00%	$441,156,455
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES
STANDARD CLASS ($154,761,203 / 27,272,700 Shares)	$5.67
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES
SERVICE CLASS ($286,395,252 / 50,575,209 Shares)	$5.66
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$426,834,755
Undistributed net investment income	34,483,825
Accumulated net realized loss on investments	(50,527,323)
Net unrealized appreciation of investments	30,365,198
Total net assets	$441,156,455

High Yield Series-9

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2009, the aggregate amount of Rule 144A securities was $169,268,439, which represented 38.37% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
P	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2009, the aggregate amount of the restricted securities was $19, or 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
†	Non income producing security.
‡	Non income producing security; security is currently in default.
•	Variable rate security. The rate shown is the rate as of December 31, 2009.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At December 31, 2009, the aggregate amount of fair valued securities was $404,859, which represented 0.09% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
@	Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $2,901,112, which represented 0.66% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
Φ	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2009.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2009.
≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $23,634,063 of securities loaned.

PIK – Pay-in-kind

See accompanying notes

High Yield Series-10

Delaware VIP® Trust —
Delaware VIP High Yield Series
Statement of Operations
Year Ended December 31, 2009

INVESTMENT INCOME:
Interest	$39,256,606
Securities lending income	151,711
Dividends	447,818
39,856,135

EXPENSES:
Management fees	2,403,484
Distribution expenses – Service Class	729,992
Accounting and administration expenses	148,297
Reports and statements to shareholders	96,849
Legal fees	56,222
Dividend disbursing and transfer agent fees and expenses	44,385
Audit and tax	35,996
Trustees’ fees	24,022
Pricing fees	14,548
Custodian fees	11,566
Insurance fees	9,906
Consulting fees	4,639
Dues and services	3,405
Registration fees	2,192
Trustees’ expenses	1,733
3,587,236
Less fees waived	(29,988)
Less waiver of distribution expenses – Service Class	(121,552)
Total operating expenses	3,435,696

NET INVESTMENT INCOME	36,420,439

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on:
Investments	2,281,455
Swap contracts	(113,448)
Net realized gain	2,168,007
Net change in unrealized appreciation/depreciation
of investments and swap contracts	107,530,365

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	109,698,372

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$146,118,811

See accompanying notes

Delaware VIP Trust —
Delaware VIP High Yield Series
Statements of Changes in Net Assets

	Year Ended
	12/31/09	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$36,420,439	$26,584,383
Net realized gain (loss) on investments	2,168,007	(43,447,588)
Net change in unrealized appreciation/
depreciation of investments and
swap contracts	107,530,365	(70,119,098)
Net increase (decrease) in net assets
resulting from operations	146,118,811	(86,982,303)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(9,272,175)	(10,325,738)
Service Class	(17,460,896)	(16,189,243)
	(26,733,071)	(26,514,981)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	50,357,353	41,371,907
Service Class	127,446,968	80,977,060
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	9,272,175	10,325,738
Service Class	17,460,896	16,189,243
	204,537,392	148,863,948
Cost of shares repurchased:
Standard Class	(38,662,229)	(47,611,036)
Service Class	(115,694,169)	(67,694,861)
	(154,356,398)	(115,305,897)
Increase in net assets derived from
capital share transactions	50,180,994	33,558,051

NET INCREASE (DECREASE)
IN NET ASSETS	169,566,734	(79,939,233)

NET ASSETS:
Beginning of year	271,589,721	351,528,954
End of year (including undistributed
net investment income of $34,483,825,
and $26,271,758, respectively)	$441,156,455	$271,589,721

See accompanying notes

High Yield Series-11

Delaware VIP® Trust — Delaware VIP High Yield Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Standard Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$4.140	$5.950	$6.200	$5.910	$6.110

Income (loss) from investment operations:
Net investment income1	0.488	0.430	0.464	0.473	0.434
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.414	(1.766)	(0.290)	0.226	(0.227)
Total from investment operations	1.902	(1.336)	0.174	0.699	0.207

Less dividends and distributions from:
Net investment income	(0.372)	(0.474)	(0.424)	(0.409)	(0.407)
Total dividends and distributions	(0.372)	(0.474)	(0.424)	(0.409)	(0.407)

Net asset value, end of period	$5.670	$4.140	$5.950	$6.200	$5.910

Total return2	48.97%	(24.17% )	2.79%	12.45%	3.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$154,761	$93,011	$132,667	$105,576	$70,139
Ratio of expenses to average net assets	0.76%	0.74%	0.75%	0.78%	0.78%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.77%	0.77%	0.75%	0.78%	0.78%
Ratio of net investment income to average net assets	10.01%	8.35%	7.66%	8.01%	7.39%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	10.00%	8.32%	7.66%	8.01%	7.39%
Portfolio turnover	123%	109%	143%	132%	162%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

High Yield Series-12

Delaware VIP® High Yield Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Service Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$4.130	$5.930	$6.190	$5.900	$6.100

Income (loss) from investment operations:
Net investment income1	0.475	0.418	0.448	0.458	0.419
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.414	(1.759)	(0.299)	0.226	(0.226)
Total from investment operations	1.889	(1.341)	0.149	0.684	0.193

Less dividends and distributions from:
Net investment income	(0.359)	(0.459)	(0.409)	(0.394)	(0.393)
Total dividends and distributions	(0.359)	(0.459)	(0.409)	(0.394)	(0.393)

Net asset value, end of period	$5.660	$4.130	$5.930	$6.190	$5.900

Total return2	48.65%	(24.43% )	2.55%	12.19%	3.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$286,395	$178,579	$218,862	$200,768	$162,384
Ratio of expenses to average net assets	1.01%	0.99%	1.00%	1.03%	1.03%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.07%	1.07%	1.05%	1.08%	1.08%
Ratio of net investment income to average net assets	9.76%	8.10%	7.41%	7.76%	7.14%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	9.70%	8.02%	7.36	7.71%	7.09%
Portfolio turnover	123%	109%	143%	132%	162%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

High Yield Series-13

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes to Financial Statements
December 31, 2009

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2009.

High Yield Series-14

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 17, 2010, the date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Effective May 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)) do not exceed 0.77% of average daily net assets of the Series until such time as the voluntary expense cap is discontinued. Prior to May 1, 2009, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that the total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses did not exceed 0.74% of average daily net assets of the Series through April 30, 2009. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series, and may be discontinued at any time because they are voluntary. Effective August 17, 2009, the expense waiver was discontinued.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2009, the Series was charged $18,537 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$239,894	$4,625	$60,002	$32,566
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2009, the Series was charged $31,496 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

High Yield Series-15

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

3. Investments
For the year ended December 31, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$505,195,764
Sales	$429,982,740

At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$416,371,013	$35,913,206	$(4,217,655)	$31,695,551

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$–	$418,253,110	$404,836	$418 ,657,946
Common Stock	2,768,709	–	19	2,768,728
Short Term	–	612,000	–	612,000
Other	–	2,366,919	4	2,366,923
Securities Lending Collateral	16,883,261	6,756,831	20,875	23,660,967
Total	$19,651,970	$427,988,860	$425,734	$448,066,564

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Securities
	Corporate	Common		Lending	Total
	Debt	Stock	Other	Collateral	Series
Balance as of 12/31/08	$386,715	$19	$4	$16,209	$402,947
Net realized loss	–	–	(72,431)	–	(72,431)
Net change in unrealized appreciation/depreciation	–	–	72,431	4,666	77,097
Purchases	18,121	–	–	–	18,121
Balance as of 12/31/09	$404,836	$19	$4	$20,875	$425,734

Net change in unrealized appreciation/depreciation
from investments still held as of 12/31/09	$–	$–	$–	$4,666	$4,666

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ending December 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

High Yield Series-16

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2009 and 2008 was as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Ordinary income	$26,733,071	$26,514,981

5. Components of Net Assets on a Tax Basis
As of December 31, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$426,834,755
Undistributed ordinary income	34,561,792
Capital loss carryforwards	(51,857,676)
Other temporary differences	(77,967)
Unrealized appreciation of investments	31,695,551
Net assets	$441,156,455

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments, expiration of capital loss carryforwards and tax treatment of CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2009, the Series recorded the following reclassifications:

Undistributed	Accumulated
Net Investment	Net Realized	Paid in
Income	Loss	Capital
$(1,475,301)	$19,558,091	$(18,082,790)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $18,082,790 expired in 2009. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $4,569,135 expires in 2010; $561,008 expires in 2015; $36,349,246 expires in 2016 and $10,378,287 expires in 2017.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Shares sold:
Standard Class	10,615,179	8,048,858
Service Class	27,589,302	16,546,987

Shares issued upon reinvestment of dividends and distributions:
Standard Class	2,186,834	1,955,632
Service Class	4,118,136	3,066,144
	44,509,451	29,617,621
Shares repurchased:
Standard Class	(8,011,315)	(9,830,584)
Service Class	(24,407,080)	(13,234,600)
	(32,418,395)	(23,065,184)
Net increase	12,091,056	6,552,437

High Yield Series-17

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of December 31, 2009, or at any time during the year then ended.

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Swap Contracts
The Series may enter into CDS contracts in the normal course of pursuing its investment objectives. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended December 31, 2009, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the year ended December 31, 2009, the Series did not enter into any CDS contracts as a seller of protection. There were no outstanding swap contracts at December 31, 2009.

Credit default swaps may involve greater risks than if the Series had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At December 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement

High Yield Series-18

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

9. Securities Lending (continued)
to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2009, the value of the securities on loan was $23,634,063, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2009, the value of invested collateral was $23,660,967. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
The Series invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Series. On January 4, 2010, the new investment advisory agreement between DMC and the Series that was approved by the shareholders became effective.

13. Tax Information (Unaudited)
For the fiscal year ended December 31, 2009, the Series designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total
Distributions	Distributions	Distributions
(Tax Basis)	(Tax Basis)	(Tax Basis)
–	100%	100%

____________________

(A) and (B) are based on a percentage of the Series’ total distributions.

High Yield Series-19

Delaware VIP® Trust — Delaware VIP High Yield Series
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Delaware VIP Trust–Delaware VIP High Yield Series

We have audited the accompanying statement of net assets of the Delaware VIP High Yield Series (one of the series constituting Delaware VIP Trust) (the “Series”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP High Yield Series of Delaware VIP Trust at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
February 17, 2010

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

High Yield Series-20

Delaware VIP® Trust — Delaware VIP High Yield Series
Other Series Information

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
High Yield Series-21

Delaware VIP® High Yield Series
Other Series Information (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

NATURE, EXTENT, AND QUALITY OF SERVICE. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and they therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as: the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Fund for the same class of shares in another Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

High Yield Series-22

Delaware VIP® High Yield Series
Other Series Information (continued)

COMPARATIVE EXPENSES. The Trustees also evaluated expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

MANAGEMENT PROFITABILITY. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

High Yield Series-23

Delaware VIP® High Yield Series
Other Series Information (continued)

FALL-OUT BENEFITS. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

BOARD REVIEW OF MACQUARIE GROUP. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

CONCLUSION. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

High Yield Series-24

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	81	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2
	Trustee	Chief Executive Officer
April 1963		since August 1, 2006

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	81	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	81	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
Executive Vice President —
May 1960			University of Pennsylvania
(April 1995–June 2002)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	81	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	81	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	81	None
2005 Market Street		October 1989	ARL Associates
Philadelphia, PA			(Financial Planning)
19103			(1983–Present)

November 1940

High Yield Series-25

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Thomas F. Madison	Trustee	Since	President and Chief	81	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and Chair
of Compensation and
Governance
Committees —
Valmont Industries, Inc.
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	81	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation
J. Richard Zecher	Trustee	Since	Founder —	81	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)

July 1940			Founder —
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

High Yield Series-26

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	81	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	81	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 25, 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	81	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	81	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

PO14857 AR-VIPHY [12/09] DG3 2/10 (5427)	High Yield Series-27

Delaware VIP® Trust
Delaware VIP International Value Equity Series

Annual Report

December 31, 2009

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Country and sector allocations	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	17

> Other Series information	18

> Board of trustees/directors and officers addendum	22

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® International Value Equity Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Portfolio management review	Jan. 12, 2010

     When the fiscal year began in January 2009, global financial markets were already in the midst of a protracted downturn accompanied by a global credit crisis. Investors have experienced weak economic cycles and significant market declines before, but the situation at the start of the fiscal year was worse than anything many had seen in decades.

     Both the global economy and investor sentiment in general seemed to reach low points during the winter months, eventually setting the stage for the start of a recovery. Given the crisis atmosphere and investors’ tremendous risk aversion, international equities were trading at, in our view, relatively cheap prices by early March 2009. Additionally, dramatic steps had been taken by the central banks and fiscal authorities around the world to boost global economic growth.

     Over time, investors seemed to conclude that the worst-case scenario of a market collapse was unlikely, despite continued economic weakness. Stock market performance was very strong beginning in the second quarter of 2009, with the subsequent “snap-back” rally led overwhelmingly by the market’s most volatile stocks, as buyers took advantage of extremely low valuations.

     By the third calendar quarter of 2009 and continuing into the fourth quarter, the stock market rally became broader, as the deepest stock-price discounts vanished. By autumn, investors were beginning to favor individual companies with what we view as having more solid business fundamentals and the prospect of sustainable earnings growth at a reasonable valuation.

     Delaware VIP International Value Equity Series Standard Class shares returned +34.73%, and the Service Class shares returned +34.61% (both figures reflect returns with dividends reinvested). This performance was above that of its benchmark, the MSCI EAFE Index (net), which returned +31.78% during the same time frame. For complete, annualized performance of Delaware VIP International Value Equity Series, please see the table on the next page. Strong stock selection was the primary driver of the Series’ relative outperformance for the fiscal year.

     Before the start of the Series’ fiscal year, we positioned the Series relatively defensively. Like many investors, we failed to anticipate the depths of the market’s collapse, but we did conclude that economic conditions were rapidly deteriorating. This led us to take a number of proactive steps:
  We substantially cut the Series’ allocation to the more economically sensitive financial stocks, moving from an underweighted exposure (relative to our MSCI EAFE benchmark) to an even more underweighted one.

  We increasingly avoided companies with significant debt levels, which we believed would suffer if capital became less readily available.

  When we did invest in these and other cyclical (more economically sensitive) sectors, we favored individual securities that we believed offered less volatility as well as other relatively conservative characteristics.
     Given the gathering economic risks, we felt this defensive approach was prudent. In retrospect, it proved to be helpful for performance in the very challenging market environment we encountered through the early part of 2009. While the defensive positioning of the Series’ holdings was not generally helpful during the year’s second quarter — when riskier securities fared the best overall — it was effective during the first quarter, during which the Series outperformed its benchmark, the MSCI EAFE Index. Overall, stock selection drove performance during the second half.

     We maintained the Series’ defensive stance through roughly the end of the second quarter of 2009. During the third quarter, we preserved our basic defensive positioning but sought to adapt to changing market conditions. As evidence mounted that the market’s progress was sustainable and the economy was slowly improving, we felt more comfortable adding to the Series’ beta (its risk exposure relative to its benchmark).

     By the end of the year, the market appeared to be assessing stocks on a company-by-company basis, and because of our regular emphasis on careful research of individual stocks, we felt we were in a favorable environment for our style of value investing.

Unless otherwise noted, the views expressed are current as of Dec. 31, 2009, and are subject to change.

International Value Equity Series-1

Delaware VIP® International Value Equity Series (continued)
Performance summary

The performance data quoted below represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling the number noted in the introductory section of this report on the page related to this Series.

You should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The Delaware VIP International Value Equity Series prospectus contains this and other important information about the Series. To obtain a prospectus, contact the company noted on the page related to this Series in the introductory section of this report, either by phone or through the company Web site. We advise you to read the prospectus carefully before you invest or send money.

Delaware VIP International Value Equity Series
Average annual total returns
For periods ended Dec. 31, 2009	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on Oct. 29, 1992)	+34.73%	-6.54%	+2.63%	+4.56%	+7.51%
Service Class shares (commenced operations on May 1, 2000)	+34.61%	-6.78%	+2.38%	n/a	+5.17%

Returns reflect the reinvestment of all distributions.

As described in the Series’ most recent prospectus, expenses for Standard Class and Service Class shares were as follows: the net expense ratio for Service Class shares of the Series was 1.30%. Total operating expenses for Standard Class and Service Class shares were 1.05% and 1.35%, respectively. The management fee for Standard Class and Service Class shares was 0.85%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets through April 30, 2010.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for both classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments. Performance shown here would have been reduced if such fees were included or the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk. International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. The Series will be affected primarily by changes in stock prices.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

International Value Equity Series-2

Delaware VIP® International Value Equity Series (continued)

The chart shows a $10,000 investment in the Delaware VIP International Value Equity Series Standard Class shares for the period from Dec. 31, 1999, through Dec. 31, 2009.

The chart also shows $10,000 invested in the MSCI EAFE Index for the period from Dec. 31, 1999, through Dec. 31, 2009. The MSCI EAFE Index measures equity market performance across developed market countries in Europe, Australasia, and the Far East. Index “gross” return reflects the maximum possible dividend reinvestment. Index “net” return approximates the minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

International Value Equity Series-3

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Disclosure of Series Expenses
For the Period July 1, 2009 to December 31, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/09 to
	7/1/09	12/31/09	Ratios	12/31/09*
Actual Series Return
Standard Class	$1,000.00	$1,257.30	0.99%	$5.63
Service Class	1,000.00	1,256.00	1.24%	7.05
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.21	0.99%	$5.04
Service Class	1,000.00	1,018.95	1.24%	6.31

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

International Value Equity Series-4

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Country and Sector Allocations
As of December 31, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Country	of Net Assets
Common Stock	100.02%
Australia	3.26%
Brazil	3.23%
Canada	8.92%
Denmark	1.44%
Finland	2.03%
France	18.53%
Germany	8.26%
Hong Kong	7.32%
Italy	5.80%
Japan	9.94%
Luxembourg	1.24%
Netherlands	2.62%
Singapore	2.11%
Spain	2.15%
Sweden	4.38%
Switzerland	3.97%
Taiwan	1.72%
United Kingdom	13.10%
Securities Lending Collateral	10.75%
Total Value of Securities	110.77%
Obligation to Return Securities Lending Collateral	(11.09%)
Receivables and Other Assets Net of Liabilities	0.32%
Total Net Assets	100.00%

Percentage
Sector	of Net Assets
Consumer Discretionary	21.33%
Consumer Staples	8.04%
Energy	9.21%
Financials	11.54%
Health Care	7.39%
Industrials	18.78%
Information Technology	6.47%
Materials	8.42%
Telecommunication Services	6.74%
Utilities	2.10%
Total	100.02%

International Value Equity Series-5

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Statement of Net Assets
December 31, 2009

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–100.02%Δ
Australia–3.26%
±Coca-Cola Amatil	237,735	$2,451,177
±Telstra	328,446	1,009,768
		3,460,945
Brazil–3.23%
Petroleo Brasileiro ADR	54,800	2,322,972
*Vale ADR	37,900	1,100,237
		3,423,209
Canada–8.92%
†Agrium	40,600	2,496,900
†CGI Group Class A	349,391	4,735,476
*TELUS	68,510	2,224,219
		9,456,595
Denmark–1.44%
±Novo Nordisk Class B	23,864	1,521,364
		1,521,364
Finland–2.03%
±*Nokia	166,469	2,149,591
		2,149,591
France–18.53%
±*AXA	76,354	1,790,339
±*Compagnie de Saint-Gobain	46,975	2,544,845
±*Lafarge	24,707	2,032,029
±PPR	17,072	2,046,524
±Publicis Groupe	45,852	1,861,879
±Sanofi-Aventis	14,307	1,123,652
±Teleperformance	72,679	2,355,081
±*Total	25,525	1,637,297
±Vallourec	8,517	1,538,842
±Vivendi	91,543	2,713,373
		19,643,861
Germany–8.26%
±Bayerische Motoren Werke	48,881	2,236,203
±Deutsche Post	120,180	2,330,799
±Linde	16,385	1,964,225
±Metro	36,220	2,226,251
		8,757,478
Hong Kong–7.32%
±CNOOC	1,468,000	2,286,971
±Esprit Holdings	308,797	2,048,689
±*Techtronic Industries	2,250,859	1,865,819
±Yue Yuen Industrial Holdings	539,500	1,561,924
		7,763,403
Italy–5.80%
±Finmeccanica	122,811	1,963,707
±Parmalat	819,550	2,288,193
±UniCredit	568,491	1,898,379
		6,150,279
Japan–9.94%
±*Asahi Glass	222,000	2,113,042
±Astellas Pharma	50,800	1,896,512
±*Don Quijote	74,700	1,813,829
±Mitsubishi UFJ Financial Group	419,835	2,069,350
±Round One	134,835	800,224
±Toyota Motor	43,743	1,845,436
		10,538,393
Luxembourg–1.24%
±ArcelorMittal	28,711	1,310,534
		1,310,534
Netherlands–2.62%
±*Koninklijke Philips Electronics	94,149	2,779,294
		2,779,294
Singapore–2.11%
±Singapore Airlines	211,000	2,234,298
		2,234,298
Spain–2.15%
±Banco Santander	137,854	2,274,973
		2,274,973
Sweden–4.38%
Autoliv	60,200	2,610,272
±*Nordea Bank	200,713	2,032,475
		4,642,747
Switzerland–3.97%
±Novartis	43,439	2,369,880
†Transocean	22,200	1,838,160
		4,208,040
Taiwan–1.72%
Chunghwa Telecom ADR	98,435	1,827,938
		1,827,938
United Kingdom–13.10%
±AstraZeneca	19,845	932,568
±BP	172,724	1,670,783
±Greggs	223,499	1,567,473
±National Grid	203,184	2,217,410
±Standard Chartered	85,205	2,142,094
±Tomkins	657,666	2,054,444
±Vodafone Group	903,294	2,090,814
±WPP Group	124,072	1,212,183
		13,887,769
Total Common Stock
(cost $100,609,403)		106,030,711

Total Value of Securities
Before Securities Lending
Collateral–100.02%
(cost $100,609,403)		106,030,711

SECURITIES LENDING
COLLATERAL**–10.75%
Investment Companies
Mellon GSL DBT II Collateral Fund	7,390,832	7,390,832
BNY Mellon SL DB II Liquidating Fund	4,041,180	3,994,706
†@Mellon GSL Reinvestment Trust II	322,640	13,712
Total Securities Lending Collateral
(cost $11,754,652)		11,399,250

International Value Equity Series-6

Delaware VIP® International Value Equity Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–110.77% (cost $112,364,055)	$117,429,961 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(11.09%)	(11,754,652)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.32%	333,284
NET ASSETS APPLICABLE TO 10,689,320 SHARES OUTSTANDING–100.00%	$106,008,593
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
($105,998,386 / 10,688,290 Shares)	$9.92
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS
($10,207 / 1,030 Shares)	$9.91
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$125,256,379
Undistributed net investment income	1,992,721
Accumulated net realized loss on investments	(26,303,886)
Net unrealized appreciation of investments and foreign currencies	5,063,379
Total net assets	$106,008,593

____________________

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 4 in “Country and Sector Allocations.”
†	Non income producing security.
±	Security is being valued based on international fair value pricing. At December 31, 2009, the aggregate amount of international fair value priced securities was $86,874,537, which represented 81.95% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
@	Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $13,712, which represented 0.01% of the Series’ net assets. See Note 10 in “Notes to Financial Statements”
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $11,139,616 of securities loaned.

ADR – American Depositary Receipts

See accompanying notes

International Value Equity Series-7

Delaware VIP® Trust —
Delaware VIP International Value Equity Series
Statement of Operations
Year Ended December 31, 2009

INVESTMENT INCOME:
Dividends	$3,347,091
Securities lending income	184,783
Interest	3,164
Foreign tax withheld	(303,331)
3,231,707

EXPENSES:
Management fees	762,355
Custodian fees	37,586
Accounting and administration expenses	35,876
Reports and statements to shareholders	23,283
Dividend disbursing and transfer agent fees and expenses	19,890
Audit and tax	16,614
Legal fees	12,607
Trustees’ fees	5,762
Pricing fees	3,742
Insurance fees	2,303
Dues and services	2,048
Consulting fees	1,157
Trustees’ expenses	417
Registration fees	341
Distribution expenses – Service Class	31
924,012
Less fees waived	(29,230)
Less waiver of distribution expenses – Service Class	(5)
Total operating expenses	894,777

NET INVESTMENT INCOME	2,336,930

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(6,484,572)
Foreign currencies	(270,417)
Net realized loss	(6,754,989)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	33,248,636

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND FOREIGN CURRENCIES	26,493,647

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$28,830,577

See accompanying notes

Delaware VIP Trust —
Delaware VIP International Value Equity Series
Statements of Changes in Net Assets

	Year Ended
	12/31/09	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$2,336,930	$3,187,459
Net realized loss on investments and
foreign currencies	(6,754,989)	(19,787,228)
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	33,248,636	(43,258,358)
Net increase (decrease) in net assets
resulting from operations	28,830,577	(59,858,127)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,825,544)	(2,740,721)
Service Class	(249)	(2,558)
Net realized gain on investments:
Standard Class	–	(10,032,456)
Service Class	–	(10,984)
	(2,825,793)	(12,786,719)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	13,634,332	3,040,855
Service Class	581	8,082
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	2,825,544	12,773,177
Service Class	249	13,542
	16,460,706	15,835,656
Cost of shares repurchased:
Standard Class	(10,177,492)	(23,233,738)
Service Class	(9,441)	(98,506)
	(10,186,933)	(23,332,244)
Increase (decrease) in net assets derived
from capital share transactions	6,273,773	(7,496,588)

NET INCREASE (DECREASE)
IN NET ASSETS	32,278,557	(80,141,434)

NET ASSETS:
Beginning of year	73,730,036	153,871,470
End of year (including undistributed
net investment income of $1,992,721
and $2,752,001, respectively)	$106,008,593	$73,730,036

See accompanying notes

International Value Equity Series-8

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Standard Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$7.640	$14.700	$23.100	$20.380	$18.550

Income (loss) from investment operations:
Net investment income1	0.216	0.306	0.273	0.512	0.496
Net realized and unrealized gain (loss) on
investments and foreign currencies	2.324	(6.103)	0.858	4.043	1.838
Total from investment operations	2.540	(5.797)	1.131	4.555	2.334

Less dividends and distributions from:
Net investment income	(0.260)	(0.271)	(0.508)	(0.616)	(0.291)
Net realized gain on investments	–	(0.992)	(9.023)	(1.219)	(0.213)
Total dividends and distributions	(0.260)	(1.263)	(9.531)	(1.835)	(0.504)

Net asset value, end of period	$9.920	$7.640	$14.700	$23.100	$20.380

Total return2	34.73%	(42.42% )	5.24%	23.59%	12.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$105,999	$73,712	$153,691	$173,017	$161,293
Ratio of expenses to average net assets	1.00%	1.04%	0.99%	1.01%	1.00%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.03%	1.05%	0.99%	1.01%	1.02%
Ratio of net investment income to average net assets	2.60%	2.79%	1.66%	2.44%	2.63%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.57%	2.78%	1.66%	2.44%	2.61%
Portfolio turnover	37%	35%	21%	114%	8%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

International Value Equity Series-9

Delaware VIP® International Value Equity Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Service Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$7.620	$14.660	$23.050	$20.350	$18.520

Income (loss) from investment operations:
Net investment income1	0.196	0.279	0.233	0.459	0.449
Net realized and unrealized gain (loss) on
investments and foreign currencies	2.327	(6.096)	0.856	4.029	1.845
Total from investment operations	2.523	(5.817)	1.089	4.488	2.294

Less dividends and distributions from:
Net investment income	(0.233)	(0.231)	(0.456)	(0.569)	(0.251)
Net realized gain on investments	–	(0.992)	(9.023)	(1.219)	(0.213)
Total dividends and distributions	(0.233)	(1.223)	(9.479)	(1.788)	(0.464)

Net asset value, end of period	$9.910	$7.620	$14.660	$23.050	$20.350

Total return2	34.61%	(42.67% )	4.98%	23.24%	12.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10	$18	$180	$60	$62
Ratio of expenses to average net assets	1.25%	1.29%	1.24%	1.26%	1.25%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.33%	1.35%	1.29%	1.31%	1.32%
Ratio of net investment income to average net assets	2.35%	2.54%	1.41%	2.19%	2.38%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.27%	2.48%	1.36%	2.14%	2.31%
Portfolio turnover	37%	35%	21%	114%	8%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

International Value Equity Series-10

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes to Financial Statements
December 31, 2009

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Series held no investments in repurchase agreements.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

International Value Equity Series-11

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2009.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 17, 2010, the date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

Effective May 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)) do not exceed 1.00% of average daily net assets of the Series until such time as the voluntary expense cap is discontinued. Prior to May 1, 2009, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that the total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses did not exceed 1.01% of average daily net assets of the Series through April 30, 2009. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series, and may be discontinued at any time because they are voluntary. Effective August 17, 2009, the expense waiver was discontinued.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2009, the Series was charged $4,484 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$76,362	$1,128	$2	$2,603
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2009, the Series was charged $7,409 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

International Value Equity Series-12

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

3. Investments
For the year ended December 31, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$39,329,353
Sales	32,630,851

At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Depreciation
$113,190,406	$14,849,396	$(10,609,841)	$4,239,555

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$19,156,174	$86,874,537	$–	$106,030,711
Securities Lending Collateral	7,390,832	3,994,706	13,712	11,399,250
Total	$26,547,006	$90,869,243	$13,712	$117,429,961

As a result of utilizing international fair value pricing at December 31, 2009, the majority of the portfolio was categorized as level 2 in the hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Securities
	Common	Lending	Total
	Stock	Collateral	Series
Balance as of 12/31/08	$1,048,831	$10,647	$1,059,478
Net realized loss	(569,868)	–	(569,868)
Net change in unrealized appreciation/depreciation	569,868	3,065	572,933
Purchases	174,608	–	174,608
Sales	(274,780)	–	(274,780)
Transfers out	(948,659)	–	(948,659)
Balance as of 12/31/09	$–	$13,712	$13,712

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/09	$–	$ 3,065	$3,065

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ending December 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

International Value Equity Series-13

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during years ended December 31, 2009 and 2008 was as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Ordinary income	$2,825,793	$5,279,879
Long-term capital gain	–	7,506,840
Total	$2,825,793	$12,786,719

5. Components of Net Assets on a Tax Basis
As of December 31, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$125,256,379
Undistributed ordinary income	2,015,551
Post-October currency losses	(22,830)
Capital loss carryforwards	(25,477,535)
Unrealized appreciation of investments
and foreign currencies	4,237,028
Net assets	$106,008,593

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2009 through December 31, 2009 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2009, the Series recorded the following reclassifications:

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$(270,417)	$270,417

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $ 12,753,714 expires in 2016 and $12,723,821 expires in 2017.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Shares sold:
Standard Class	1,888,616	268,376
Service Class	69	744

Shares issued upon reinvestment of dividends and distributions:
Standard Class	408,907	1,090,792
Service Class	36	1,157
	2,297,628	1,361,069
Shares repurchased:
Standard Class	(1,261,776)	(2,161,739)
Service Class	(1,387)	(11,916)
	(1,263,163)	(2,173,655)
Net increase (decrease)	1,034,465	(812,586)

International Value Equity Series-14

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of December 31, 2009, or at any time during the year then ended.

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. There were no foreign currency exchange contracts outstanding at December 31, 2009.

9. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At December 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2009, the value of the securities on loan was $11,139,616, for which cash collateral was received and invested in accordance with the lending agreement. At December 31, 2009, the value of invested collateral was $11,399,250. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

International Value Equity Series-15

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

10. Credit and Market Risk (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ limit on investments in illiquid securities. As of December 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Series. On January 4, 2010, the new investment advisory agreement between DMC and the Series that was approved by the shareholders became effective.

13. Tax Information (Unaudited)
For the fiscal year ended December 31, 2009, the Series designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total	(C)
Distributions	Distributions	Distributions	Qualifying
(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends1
–	100%	100%	10%
____________________

(A) and (B) are based on a percentage of the Series’ total distributions.
(C) is based on a percentage of the Series’ ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

The Series intends to pass through foreign tax credits in the maximum amount of $145,750. The gross foreign source income earned during the fiscal year 2009 by the Series was $3,172,113.

International Value Equity Series-16

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Delaware VIP Trust–Delaware VIP International Value Equity Series

We have audited the accompanying statement of net assets of the Delaware VIP International Value Equity Series (one of the series constituting Delaware VIP Trust) (the “Series”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP International Value Equity Series of Delaware VIP Trust at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
February 17, 2010

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

International Value Equity Series-17

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Other Series Information

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
International Value Equity Series-18

Delaware VIP® International Value Equity Series
Other Series Information (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

NATURE, EXTENT, AND QUALITY OF SERVICE. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and they therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as: the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Fund for the same class of shares in another Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

International Value Equity Series-19

Delaware VIP® International Value Equity Series
Other Series Information (continued)

COMPARATIVE EXPENSES. The Trustees also evaluated expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

MANAGEMENT PROFITABILITY. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

International Value Equity Series-20

Delaware VIP® International Value Equity Series
Other Series Information (continued)

FALL-OUT BENEFITS. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

BOARD REVIEW OF MACQUARIE GROUP. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

CONCLUSION. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

International Value Equity Series-21

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	81	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2
	Trustee	Chief Executive Officer
April 1963		since August 1, 2006

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	81	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	81	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
Executive Vice President —
May 1960			University of Pennsylvania
(April 1995–June 2002)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	81	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	81	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	81	None
2005 Market Street		October 1989	ARL Associates
Philadelphia, PA			(Financial Planning)
19103			(1983–Present)

November 1940

International Value Equity Series-22

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Thomas F. Madison	Trustee	Since	President and Chief	81	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and Chair
of Compensation and
Governance
Committees —
Valmont Industries, Inc.
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	81	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation
J. Richard Zecher	Trustee	Since	Founder —	81	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)

July 1940			Founder —
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

International Value Equity Series-23

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	81	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	81	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 25, 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	81	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	81	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

PO14857 AR-VIPIVE [12/09] DG3 2/10 (5427)	International Value Equity Series-24

Delaware VIP® Trust
Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserve Series)

Annual Report

December 31, 2009

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security types and credit quality breakdown	5

> Statement of net assets	6

> Statement of assets and liabilities	15

> Statement of operations	16

> Statements of changes in net assets	16

> Financial highlights	17

> Notes to financial statements	19

> Report of independent registered public accounting firm	27

> Other Series information	28

> Board of trustees/directors and officers addendum	32

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® Limited-Term Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Portfolio management review	Jan. 12, 2010

     For the 12-month period ended Dec. 31, 2009, Delaware VIP Limited-Term Diversified Income Series Standard Class shares returned +12.77%, and Service Class shares returned +12.57% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the Barclays Capital 1-3 Year Government/Credit Index, returned +3.83%.

     The period began amid the worst economic and financial markets that the portfolio management team has ever witnessed. Beginning in March 2009, however, a considerable recovery took shape that featured what were in our view some of the most attractive fixed income opportunities in decades.

     The Federal Reserve and federal government took a series of steps to loosen tight credit markets and improve economic conditions, including passing the American Recovery and Reinvestment Act of 2009, a nearly $800 billion economic stimulus package enacted in February 2009. Starting late in the first quarter of 2009, the fixed income and equity markets began a substantial bounce-back, recovering much of their earlier losses as conditions in the credit markets began to normalize once again. And by later in the year, many economic indicators in the United States showed signs of recovery, and even growth, while other indicators showed at least a slowing decline.

     At the beginning of the fiscal period, we began to put greater weight on the arguments for optimism (within both the economy and the financial markets), while continuing to recognize the serious downside risks that accompanied many opportunities. As a result, we primarily focused on adding high-quality bonds, including agency mortgage-backed securities (MBS) and solid investment grade credits into the Series; we also selectively increased the Series’ high yield credits. Our overweight allocation to investment grade corporate bonds — built in response to the historic risk-reward characteristics and valuations we believed remained in place within the asset class — was perhaps the greatest contributor to the Series’ relative return during the fiscal period.

     Additionally, the Series’ exposure to high yield and emerging markets debt, which are not included in its benchmark index, also greatly benefited performance. We increased the Series’ allocation to the high yield sector at approximately the same time that we began to ramp up its exposure to investment grade credit because we believed that excellent value opportunities existed in both areas. Within emerging markets, we focused on countries that we believed had good fiscal policies in place prior to the downturn, less-distressed economies, or a sufficient level of flexibility in their economic stimulus programs. These countries tended to experience more vigorous economic recoveries. Examples include Indonesia and Brazil, among others.

     We increased the Series’ allocation in riskier asset classes, as outlined above, primarily by shifting out of traditionally conservative asset classes such as Treasurys and agency MBS. In addition to putting the Series in a position to benefit from the advance within those riskier asset classes, this shift also proved beneficial because Treasury and agency securities generally lagged riskier asset classes for much of calendar year 2009.

     At the end of the fiscal year, we maintained an overweight position in investment grade corporate bonds and emphasized BBB- and A-rated issues, as well as financials. Our meaningful exposure to the high yield sector at year end helped overall performance. However, we believe the Series didn’t capture the full extent of the high yield market’s appreciation because we tended to emphasize higher-quality credits when returns were progressively stronger within the lower-quality categories.

     We continued to underweight government securities, both Treasurys and agencies. Our reduction of exposure to what we view as overpriced agency bonds and an emphasis on intermediate issues seemed well positioned at year end in light of a steepening yield curve.

Unless otherwise noted, the views expressed are current as of Dec. 31, 2009, and are subject to change.

Limited-Term Diversified Income Series-1

Delaware VIP® Limited-Term Diversified Income Series (continued)
Performance summary

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than original cost. Please obtain the performance data for the most recent month end by calling the number noted in the introductory section of this report on the page related to this Series. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The Delaware VIP Limited-Term Diversified Income Series prospectus contains this and other important information about the Series. To obtain a prospectus, contact the company noted on the page related to this Series in the introductory section of this report, either by phone or through the company’s Web site. We advise you to read the prospectus carefully before you invest. Read the prospectus carefully before you invest or send money.

Delaware VIP Limited-Term Diversified Income Series
Average annual total returns
For periods ended Dec. 31, 2009	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on July 28, 1988)	+12.77%	+5.51%	+4.57%	+5.48%	+5.97%
Service Class shares (commenced operations on May 1, 2000)	+12.57%	+5.25%	+4.27%	n/a	+5.34%

Returns reflect the reinvestment of all distributions.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 0.92%. Total operating expenses for Standard Class and Service Class shares were 0.67% and 0.97%, respectively. The management fee for Standard Class and Service Class shares was 0.50%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets through April 30, 2010.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for both classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Prior to April 15, 2009 Delaware VIP Limited-Term Diversified Income Series was named Delaware VIP Capital Reserve Series. At the close of business on April 14, 2009, the Series’ investment objective, strategies, and policies changed; and the Series became a limited-term fixed income Series. It is no longer a Series that invests primarily in short-term securities. These changes are significant and present additional investment risks. Also, these changes may affect future performance and a shareholders’ tax liability. For more information about the Series, please obtain a copy of the Series’ prospectus by calling 800 523-1918.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments. Performance shown here would have been reduced if such fees were included or the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

The letter ratings are provided by S&P and describe the credit-worthiness of the underlying bonds in the Series and generally range from AAA (highest quality) to CCC (lowest; highly speculative).

Investments in variable products involve risk. Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Series may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Series may be prepaid prior to maturity, potentially forcing the Series to reinvest that money at a lower interest rate.

The Series may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

The Series may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Limited-Term Diversified Income Series-2

Delaware VIP® Limited-Term Diversified Income Series (continued)

The chart shows a $10,000 investment in the Delaware VIP Limited-Term Diversified Income Series Standard Class shares for the period from Dec. 31, 1999, through Dec. 31, 2009.

The chart also shows $10,000 invested in the Barclays Capital 1-3 Year Government/Credit Index and the Merrill Lynch 1–3 Year Treasury Index for the period from Dec. 31, 1999, through Dec. 31, 2009. The Barclays Capital 1-3 Year Government/Credit Index is a market value-weighted index of government fixed-rate debt securities and investment grade U.S. and foreign fixed-rate debt securities with average maturities of one to three years. The Merrill Lynch 1–3 Year Treasury Index generally tracks the market for U.S. Treasury securities with maturities of one to three years.

Effective April 14, 2009, the Barclays Capital 1-3 Year Government/Credit Index replaced the Merrill Lynch 1-3 Year Treasury Index as the Series’ benchmark. The Merrill Lynch 1-3 Year Treasury Index may be excluded from this comparison in the future.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Limited-Term Diversified Income Series-3

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Disclosure of Series Expenses
For the Period July 1, 2009 to December 31, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/09 to
	7/1/09	12/31/09	Ratios	12/31/09*
Actual Series Return
Standard Class	$1,000.00	$1,054.10	0.64%	$3.31
Service Class	1,000.00	1,053.10	0.89%	4.61
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.98	0.64%	$3.26
Service Class	1,000.00	1,020.72	0.89%	4.53

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Limited-Term Diversified Income Series-4

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Security Types and Credit Quality Breakdown
As of December 31, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Types	of Net Assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	1.47%
Agency Mortgage-Backed Securities	17.04%
Agency Obligations	1.81%
Commercial Mortgage-Backed Securities	4.71%
Convertible Bonds	0.42%
Corporate Bonds	40.60%
Banking	9.70%
Basic Industry	1.24%
Brokerage	2.71%
Capital Goods	2.24%
Communications	8.59%
Consumer Cyclical	0.88%
Consumer Non-Cyclical	3.86%
Electric	1.54%
Energy	3.40%
Finance Companies	2.26%
Insurance	0.87%
Natural Gas	2.26%
Real Estate	0.18%
Technology	0.54%
Transportation	0.33%
Municipal Bond	0.52%
Non-Agency Asset-Backed Securities	8.81%
Non-Agency Collateralized Mortgage Obligations	0.87%
Regional Authority	0.46%
Senior Secured Loans	1.56%
Sovereign Agencies	1.34%
Sovereign Debt	0.13%
Supranational Banks	1.49%
U.S. Treasury Obligations	13.31%
Preferred Stock	0.70%
Discount Note	0.89%
Securities Lending Collateral	0.84%
Total Value of Securities	96.98%
Obligation to Return Securities Lending Collateral	(0.86%)
Receivables and Other Assets Net of Liabilities	3.88%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	58.70%
AA	4.33%
A	11.37%
BBB	18.30%
BB	3.83%
B	3.15%
CCC	0.32%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Limited-Term Diversified Income Series-5

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Statement of Net Assets
December 31, 2009

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
AGENCY ASSET-BACKED
SECURITIES–0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	$23,256	$20,327
Total Agency Asset-Backed Securities
(cost $23,068)		20,327

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–1.47%
Fannie Mae Grantor Trust
Series 2001-T5 A2 7.00% 2/19/30	27,850	30,379
Series 2001-T8 A2 9.50% 7/25/41	16,846	18,232
Fannie Mae REMIC
Series 2003-32 PH 5.50% 3/25/32	611,996	645,024
Series 2003-91 BE 4.00% 11/25/16	521,854	531,482
Series 2006-69 PB 6.00% 10/25/32	2,536,374	2,664,628
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	39,578	42,844
Freddie Mac REMIC
Series 2326 ZQ 6.50% 6/15/31	75,568	81,746
Series 2644 AW 4.00% 1/15/26	101,426	102,172
Series 2694 QG 4.50% 1/15/29	60,000	62,587
Series 2706 UG 4.50% 8/15/16	1,065,000	1,109,275
Series 2890 PC 5.00% 7/15/30	140,000	146,657
Series 3094 US 6.75% 9/15/34	132,472	118,360
Series 3337 PB 5.50% 7/15/30	40,000	42,037
Series 3416 GK 4.00% 7/15/22	170,646	176,229
•Freddie Mac Strip
Series 19 F 1.918% 6/1/28	13,210	12,752
tFreddie Mac Structured Pass
Through Securities
Series T-54 2A 6.50% 2/25/43	1,660	1,795
Series T-58 2A 6.50% 9/25/43	41,119	44,545
GNMA
Series 2002-28 B 5.779% 7/16/24	12,280	12,604
• Series 2003-78 B 5.11% 10/16/27	55,000	57,860
Total Agency Collateralized Mortgage
Obligations (cost $5,858,043)		5,901,208

AGENCY MORTGAGE-BACKED
SECURITIES–17.04%
Fannie Mae
6.50% 8/1/17	16,550	17,746
7.00% 11/15/16	21,741	23,180
8.50% 9/20/10	409	425
•Fannie Mae ARM
3.044% 10/1/33	18,874	19,259
3.19% 12/1/33	21,862	22,640
3.423% 8/1/34	31,112	31,973
3.869% 6/1/34	30,037	31,050
4.169% 1/1/35	1,438,974	1,495,483
4.32% 9/1/39	1,182,656	1,218,139
4.442% 10/1/39	2,443,159	2,513,478
4.802% 11/1/35	282,928	294,497
4.831% 9/1/35	949,745	992,453
5.007% 8/1/35	39,055	41,174
5.133% 9/1/38	1,904,495	2,003,344
5.144% 11/1/35	11,088	11,655
5.146% 3/1/38	28,550	30,075
5.373% 4/1/36	838,405	878,680
5.55% 8/1/37	644,095	681,731
5.899% 8/1/37	414,523	441,207
6.138% 6/1/36	163,983	172,670
6.15% 8/1/37	869,249	930,097
6.161% 7/1/36	129,591	136,609
6.299% 4/1/36	51,420	54,393
6.324% 8/1/36	149,785	158,628
6.332% 7/1/36	139,515	147,297
Fannie Mae Relocation 30 yr
Pool #763656 5.00% 1/1/34	70,392	71,782
Pool #763742 5.00% 1/1/34	102,725	104,752
Fannie Mae S.F. 15 yr
4.50% 9/1/20	3,088,351	3,218,992
5.00% 9/1/18	257,867	271,679
5.00% 10/1/18	4,116	4,337
5.00% 2/1/19	6,523	6,865
5.00% 5/1/21	47,009	49,468
5.50% 4/1/21	3,088	3,276
5.50% 1/1/23	31,074	32,928
6.00% 3/1/18	1,427,742	1,530,097
6.00% 8/1/22	85,342	91,300
7.00% 11/1/14	748	806
7.50% 3/1/15	4,156	4,431
8.00% 10/1/14	1,002	1,049
8.00% 10/1/16	17,962	19,630
Fannie Mae S.F. 15 yr TBA
4.00% 1/1/23	5,300,000	5,330,639
4.50% 1/1/23	3,000,000	3,085,314
5.00% 1/1/23	6,435,000	6,724,575
Fannie Mae S.F. 30 yr
5.00% 3/1/34	12,091	12,459
5.00% 12/1/37	95,363	97,975
5.00% 1/1/38	150,234	154,349
5.00% 2/1/38	71,541	73,496
6.00% 11/1/34	6,177	6,589
6.00% 4/1/36	23,007	24,438
6.00% 10/1/36	2,794,109	2,967,868
6.00% 1/1/38	855,686	908,899
6.50% 6/1/29	2,702	2,929
6.50% 1/1/34	2,932	3,163
6.50% 4/1/36	10,206	10,952
6.50% 6/1/36	22,324	23,956
6.50% 10/1/36	17,014	18,258
6.50% 8/1/37	5,990	6,422
6.50% 12/1/37	23,710	25,418
7.00% 12/1/34	1,343	1,479

Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
7.00% 12/1/35	$1,342	$1,473
7.00% 4/1/37	2,458,299	2,697,288
7.00% 12/1/37	39,928	43,810
7.50% 6/1/31	17,458	19,700
7.50% 4/1/32	786	887
7.50% 5/1/33	2,486	2,811
7.50% 6/1/34	1,859	2,083
9.00% 7/1/20	28,688	31,603
10.00% 8/1/19	23,662	25,846
Fannie Mae S.F. 30 yr TBA 6.50% 1/1/40	11,950,000	12,797,709
•Freddie Mac ARM
3.326% 4/1/33	11,130	11,500
4.352% 4/1/34	5,622	5,815
5.029% 7/1/38	4,731,315	4,967,464
5.684% 7/1/36	243,238	256,679
5.722% 6/1/37	1,982,057	2,098,714
5.819% 10/1/36	29,655	31,315
6.082% 10/1/37	2,238,157	2,383,113
Freddie Mac Balloon 7 yr
5.00% 6/1/11	89,976	91,450
5.00% 11/1/11	103,677	107,151
Freddie Mac S.F. 15 yr
4.00% 11/1/13	65,517	67,146
5.00% 4/1/20	245,715	258,646
8.00% 5/1/15	23,531	25,647
8.50% 10/1/15	85	90
Freddie Mac S.F. 15 yr 4.00% 3/1/14	83,034	85,155
Freddie Mac S.F. 30 yr
6.00% 2/1/36	4,830,451	5,135,373
7.00% 11/1/33	17,466	19,229
9.00% 4/1/17	1,763	1,952
GNMA I S.F. 15 yr 8.50% 8/15/10	272	274
GNMA I S.F. 30 yr
7.00% 12/15/34	53,266	58,745
7.50% 1/15/32	1,688	1,903
11.00% 11/15/10	6,760	6,813
GNMA II S.F. 30 yr
12.00% 6/20/14	3,367	3,762
12.00% 2/20/16	545	605
Total Agency Mortgage-Backed
Securities (cost $68,165,806)		68,480,204

AGENCY OBLIGATIONS–1.81%
ΦFederal Home Loan Banks 1.00% 9/2/11	3,615,000	3,614,443
Freddie Mac 2.05% 3/9/11	3,635,000	3,644,677
Total Agency Obligations
(cost $7,279,653)		7,259,120

COMMERCIAL MORTGAGE-BACKED
SECURITIES–4.71%
#American Tower Trust Series
2007-1A AFX 144A 5.42% 4/15/37	95,000	97,613
Bank of America Commercial
Mortgage Securities
Series 2004-2 A3 4.05% 11/10/38	909,253	912,028
• Series 2004-3 A5 5.398% 6/10/39	90,000	90,659
• Series 2005-1 A5 5.082% 11/10/42	330,000	327,357
• Series 2007-4 AM 5.811% 2/10/51	315,000	227,359
Bear Stearns Commercial
Mortgage Securities
Series 2005-PW10 A1 5.085% 12/11/40	335,309	339,376
Series 2005-PW10 A4 5.405% 12/11/40	245,000	240,099
Series 2005-PWR9 A4A 4.871% 9/11/42	1,395,000	1,337,365
• Series 2005-T20 A4A 5.15% 10/12/42	2,025,000	1,987,335
• Series 2006-PW12 A4 5.719% 9/11/38	135,000	137,084
Series 2007-PW15 A4 5.331% 2/11/44	595,000	513,470
tCommercial Mortgage Pass
Through Certificates
# Series 2001-J1A A2 144A
6.457% 2/16/34	41,675	42,834
Series 2005-C6 A5A 5.116% 6/10/44	3,165,000	3,073,056
#Crown Castle Towers 144A
• Series 2005-1A AFL 0.613% 6/15/35	110,000	107,800
Series 2006-1A B 5.362% 11/15/36	250,000	256,250
First Union National Bank-Bank of America
Commercial Mortgage Trust
Series 2001-C1 C 6.403% 3/15/33	45,000	46,132
General Electric Capital Commercial
Mortgage Series 2002-1A A3
6.269% 12/10/35	100,000	105,374
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	58,777	58,733
Series 2004-GG2 A6 5.396% 8/10/38	470,000	461,858
Series 2005-GG4 A4 4.761% 7/10/39	1,370,000	1,240,651
Series 2005-GG4 A4A 4.751% 7/10/39	1,405,000	1,360,274
• Series 2006-GG6 A4 5.553% 4/10/38	915,000	834,492
• Series 2007-GG10 A4 5.805% 8/10/45	545,000	467,961
Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36	215,000	218,225
JPMorgan Chase Commercial
Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	500,000	519,749
• Series 2005-LDP5 A4 5.179% 12/15/44	1,990,000	1,970,043
Lehman Brothers-UBS Commercial
Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	1,369	1,373
Series 2003-C8 A2 4.207% 11/15/27	23,597	23,734
Merrill Lynch-Countrywide Commercial
Mortgage Trust Series 2007-5 A1
4.275% 8/12/48	109,720	111,051
•Morgan Stanley Capital I
Series 2007-T27 A4 5.65% 6/13/42	1,645,000	1,588,206
#SBA Commercial Mortgage Securities
Trust Series 2006-1A B 144A
5.451% 11/15/36	150,000	153,000

Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
•Wachovia Bank Commercial Mortgage
Trust Series 2005-C20 A5
5.087% 7/15/42	$80,000	$80,091
Total Commercial Mortgage-Backed
Securities (cost $17,737,498)		18,930,632

CONVERTIBLE BONDS–0.42%
Amgen 0.375% exercise price $79.48,
expiration date 2/1/13	375,000	379,219
Medtronic 1.625% exercise price $55.41,
expiration date 4/15/13	1,250,000	1,310,937
Total Convertible Bonds
(cost $1,473,506)		1,690,156

CORPORATE BONDS–40.60%
Banking – 9.70%
#Achmea Hypotheekbank 144A
3.20% 11/3/14	1,910,000	1,908,419
#ANZ National International 144A
3.25% 4/2/12	1,640,000	1,690,218
Bank of America
• 0.554% 6/15/17	605,000	514,982
* 4.375% 12/1/10	370,000	382,058
4.90% 5/1/13	465,000	482,439
5.125% 11/15/14	6,000	6,227
7.375% 5/15/14	2,365,000	2,686,131
Bank of New York Mellon 4.95% 1/14/11	730,000	759,948
Barclays Bank
5.20% 7/10/14	1,555,000	1,649,970
# 144A 2.70% 3/5/12	480,000	490,697
BB&T
5.70% 4/30/14	1,440,000	1,560,223
6.50% 8/1/11	555,000	589,689
Capital One Financial 7.375% 5/23/14	1,120,000	1,269,302
Export-Import Bank of Korea
5.875% 1/14/15	1,375,000	1,478,745
JPMorgan Chase
• 0.584% 6/13/16	605,000	552,405
5.75% 1/2/13	1,960,000	2,091,752
Key Bank 5.80% 7/1/14	1,305,000	1,271,409
KFW
2.75% 10/21/14	1,750,000	1,732,262
3.50% 3/10/14	1,925,000	1,980,180
Korea Development Bank 5.30% 1/17/13	660,000	694,007
#National Australia Bank 144A 3.375% 7/8/14	585,000	590,537
#NIBC Bank 2.80% 144A 12/2/14	2,140,000	2,084,758
#•Rabobank 144A 11.00% 12/29/49	1,240,000	1,516,074
*Regions Financial 7.75% 11/10/14	1,330,000	1,312,977
Rentenbank
1.875% 9/24/12	620,000	618,606
3.25% 3/15/13	850,000	874,430
4.125% 7/15/13	1,155,000	1,218,746
Silicon Valley Bank 5.70% 6/1/12	380,000	386,172
U.S. Bank North America 6.375% 8/1/11	784,000	843,106
•USB Capital IX 6.189% 4/15/49	1,105,000	899,194
Wachovia 5.25% 8/1/14	1,540,000	1,595,914
Wells Fargo Bank
• 0.483% 5/16/16	545,000	483,335
6.45% 2/1/11	605,000	639,075
•Wells Fargo Capital XIII 7.70% 12/29/49	1,045,000	1,018,875
Western Corporate Federal Credit Union
1.75% 11/2/12	1,125,000	1,120,716
		38,993,578
Basic Industry–1.24%
ArcelorMittal
5.375% 6/1/13	550,000	580,839
* 9.00% 2/15/15	425,000	502,492
Dow Chemical 7.60% 5/15/14	1,700,000	1,936,235
#Evraz Group 144A 9.50% 4/24/18	100,000	100,000
Freeport McMoRan Copper & Gold
8.375% 4/1/17	700,000	767,551
#NewPage 11.375% 144A 12/31/14	600,000	609,000
#Severstal 144A 9.75% 7/29/13	100,000	101,250
Teck Resources
10.25% 5/15/16	125,000	146,250
# 144A 10.75% 5/15/19	210,000	252,000
		4,995,617
Brokerage–2.71%
Citigroup
6.375% 8/12/14	1,290,000	1,351,852
6.50% 8/19/13	1,710,000	1,822,948
Goldman Sachs Group 5.25% 10/15/13	1,900,000	2,019,553
Jefferies Group 5.875% 6/8/14	380,000	390,613
LaBranche 11.00% 5/15/12	635,000	613,569
Lazard Group
6.85% 6/15/17	608,000	612,765
7.125% 5/15/15	114,000	118,480
Morgan Stanley
• 0.764% 10/15/15	420,000	394,421
* 4.00% 1/15/10	280,000	280,206
5.30% 3/1/13	1,329,000	1,401,776
6.00% 4/28/15	1,780,000	1,898,252
		10,904,435
Capital Goods–2.24%
Allied Waste North America
6.50% 11/15/10	725,000	754,051
7.125% 5/15/16	1,370,000	1,460,917
7.25% 3/15/15	1,254,000	1,311,842
#BAE Systems Holdings 144A 4.95% 6/1/14	760,000	792,126
#BWAY 144A 10.00% 4/15/14	535,000	568,438
Graphic Packaging International
9.50% 8/15/13	670,000	695,125
L-3 Communications Holdings
6.125% 7/15/13	200,000	203,000

Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Capital Goods (continued)
Tyco International Finance
4.125% 10/15/14	$345,000	$353,048
6.375% 10/15/11	815,000	874,295
8.50% 1/15/19	615,000	743,983
Waste Management 7.375% 8/1/10	1,183,000	1,225,601
		8,982,426
Communications–8.59%
#American Tower 144A 4.625% 4/1/15	1,375,000	1,392,355
AT&T 6.70% 11/15/13	190,000	214,551
AT&T Wireless 8.125% 5/1/12	1,344,000	1,519,446
#Cablevision Systems 144A 8.625% 9/15/17	300,000	313,875
Cellco Partnership/Verizon Wireless
Capital 7.375% 11/15/13	325,000	373,635
#Charter Communications Operating
Capital 144A 10.875% 9/15/14	95,000	106,875
Cincinnati Bell 7.00% 2/15/15	265,000	263,013
Citizens Communications 7.125% 3/15/19	659,000	626,050
Comcast
4.95% 6/15/16	905,000	930,690
5.45% 11/15/10	700,000	723,589
5.50% 3/15/11	600,000	628,066
6.50% 1/15/15	710,000	796,313
COX Communications
5.45% 12/15/14	2,350,000	2,520,408
# 144A 5.875% 12/1/16	335,000	355,091
*Cricket Communications 9.375% 11/1/14	860,000	868,600
CSC Holdings 6.75% 4/15/12	42,000	43,575
Deutsche Telekom International Finance
8.50% 6/15/10	935,000	966,360
DirecTV Holdings/Financing
7.625% 5/15/16	3,095,000	3,385,604
# 144A 4.75% 10/1/14	495,000	505,809
#DISH DBS 144A 7.875% 9/1/19	350,000	368,813
EchoStar DBS 7.125% 2/1/16	480,000	492,600
#Inmarsat Finance 144A 7.375% 12/1/17	290,000	297,975
Intelsat Jackson Holdings 11.25% 6/15/16	35,000	38,063
*MetroPCS Wireless 9.25% 11/1/14	405,000	412,088
Rogers Wireless 9.625% 5/1/11	675,000	740,889
Sprint Nextel 6.00% 12/1/16	1,460,000	1,339,550
Telecom Italia Capital
* 4.95% 9/30/14	1,500,000	1,556,351
5.25% 11/15/13	300,000	315,812
5.25% 10/1/15	480,000	502,483
6.20% 7/18/11	691,000	731,667
Time Warner Cable
5.40% 7/2/12	580,000	620,051
7.50% 4/1/14	1,420,000	1,637,602
8.25% 2/14/14	495,000	579,042
Verizon Global Funding 6.875% 6/15/12	580,000	642,497
#Vivendi 144A 5.75% 4/4/13	3,075,000	3,235,280
Vodafone Group 5.00% 12/16/13	1,020,000	1,080,986
#Wind Acquisition Finance 144A
11.75% 7/15/17	850,000	932,875
Windstream 8.125% 8/1/13	570,000	594,225
WPP Finance 8.00% 9/15/14	1,625,000	1,849,884
		34,502,638
Consumer Cyclical–0.88%
Goodyear Tire & Rubber 10.50% 5/15/16	610,000	677,100
#Harrah’s Operating Escrow 144A
11.25% 6/1/17	950,000	998,687
MGM Mirage 13.00% 11/15/13	445,000	512,863
Nordstrom 6.75% 6/1/14	705,000	788,100
Target 6.35% 1/15/11	540,000	570,361
		3,547,111
Consumer Non-Cyclical–3.86%
#Anheuser-Busch InBev Worldwide 144A
7.20% 1/15/14	1,425,000	1,617,609
*Aramark 8.50% 2/1/15	495,000	512,325
#CareFusion 144A 5.125% 8/1/14	2,125,000	2,236,103
Community Health Systems 8.875% 7/15/15	830,000	861,125
Corrections Corporation of America
7.75% 6/1/17	280,000	289,800
Delhaize Group 5.875% 2/1/14	1,932,000	2,076,875
HCA 9.25% 11/15/16	825,000	887,906
HCA PIK 9.625% 11/15/16	73,000	79,205
Hospira 6.40% 5/15/15	1,030,000	1,141,330
Iron Mountain 8.00% 6/15/20	760,000	775,200
#JBS USA Finance 144A 11.625% 5/1/14	36,000	40,950
McKesson 6.50% 2/15/14	1,425,000	1,577,716
Medco Health Solutions 7.25% 8/15/13	1,000,000	1,111,845
#RSC Equipment Rental/Holdings III 144A
10.25% 11/15/19	655,000	660,731
Supervalu 7.50% 11/15/14	520,000	529,100
Yale University 2.90% 10/15/14	1,105,000	1,102,136
		15,499,956
Electric–1.54%
#AES 144A 8.75% 5/15/13	290,000	298,700
Ameren 8.875% 5/15/14	445,000	500,291
#Enel Finance International 144A
3.875% 10/7/14	185,000	187,455
NRG Energy 7.375% 2/1/16	850,000	853,188
Pacific Gas & Electric 4.20% 3/1/11	272,000	280,764
PacifiCorp 6.90% 11/15/11	1,100,000	1,204,763
@#Power Receivables Finance 144A 6.29% 1/1/12	35,219	35,922
PPL Electric Utilities 7.125% 11/30/13	1,080,000	1,235,580
*Virginia Electric & Power 5.10% 11/30/12	1,470,000	1,588,668
		6,185,331
Energy–3.40%
Anadarko Finance 6.75% 5/1/11	615,000	650,097
Chesapeake Energy
7.25% 12/15/18	550,000	556,875
* 9.50% 2/15/15	760,000	837,900
Forest Oil Corp 7.25% 6/15/19	340,000	337,450
Massey Energy 6.875% 12/15/13	895,000	898,356
Nexen 5.05% 11/20/13	1,600,000	1,670,261
Plains All American Pipeline 4.25% 9/1/12	2,460,000	2,540,270

Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Energy (continued)
Pride International 7.375% 7/15/14	$830,000	$861,125
Weatherford International
5.15% 3/15/13	785,000	822,678
5.95% 6/15/12	1,225,000	1,311,774
#Woodside Petroleum 144A
4.50% 11/10/14	2,300,000	2,323,014
5.00% 11/15/13	830,000	849,876
		13,659,676
Finance Companies–2.26%
#CDP Financial 144A 3.00% 11/25/14	2,065,000	2,017,315
#FIH Erhvervsbank 144A 1.75% 12/6/12	1,755,000	1,723,038
FTI Consulting 7.625% 6/15/13	559,000	569,481
General Electric Capital
• 0.514% 9/15/14	1,390,000	1,312,907
6.00% 6/15/12	700,000	754,966
International Lease Finance
5.35% 3/1/12	11,000	9,554
5.75% 6/15/11	970,000	891,531
5.875% 5/1/13	182,000	144,768
6.375% 3/25/13	100,000	82,275
6.625% 11/15/13	1,330,000	1,071,489
USAA Capital 2.24% 3/30/12	500,000	506,741
		9,084,065
Insurance–0.87%
#Metropolitan Life Global Funding I 144A
4.625% 8/19/10	310,000	315,760
UnitedHealth Group
5.25% 3/15/11	230,000	238,397
5.50% 11/15/12	412,000	440,173
WellPoint 6.80% 8/1/12	2,275,000	2,511,548
		3,505,878
Natural Gas–2.26%
El Paso
7.00% 6/15/17	150,000	149,519
8.25% 2/15/16	220,000	235,950
Energy Transfer Partners 5.65% 8/1/12	1,375,000	1,462,296
Enterprise Products Operating
4.95% 6/1/10	480,000	486,588
5.00% 3/1/15	520,000	535,044
6.375% 2/1/13	312,000	337,845
7.50% 2/1/11	665,000	704,798
• 8.375% 8/1/66	465,000	453,936
* 9.75% 1/31/14	750,000	895,878
Kinder Morgan Energy Partners
5.625% 2/15/15	665,000	715,920
6.75% 3/15/11	455,000	481,318
7.50% 11/1/10	525,000	549,758
9.00% 2/1/19	470,000	579,275
TransCanada Pipelines 4.00% 6/15/13	1,470,000	1,507,145
		9,095,270
Real Estate–0.18%
#•USB Realty 144A 6.091% 12/22/49	1,000,000	737,500
		737,500
Technology–0.54%
*Freescale Semiconductor 8.875% 12/15/14	615,000	567,338
Xerox
* 4.25% 2/15/15	545,000	541,816
8.25% 5/15/14	930,000	1,067,815
		2,176,969
Transportation–0.33%
CSX
6.25% 4/1/15	900,000	992,420
6.75% 3/15/11	300,000	318,715
		1,311,135
Total Corporate Bonds
(cost $155,502,553)		163,181,585

MUNICIPAL BOND–0.52%
Puerto Rico Sales Tax Financing Class B
5.00% 8/1/39	2,000,000	2,098,220
Total Municipal Bond (cost $2,000,000)		2,098,220

NON-AGENCY ASSET-BACKED
SECURITIES–8.81%
#•AH Mortgage Advance Trust
Series 2009-ADV3 A1 144A
2.186% 10/6/21	580,000	582,204
•@Ameriquest Mortgage Securities
Series 2003-11 AF6 5.14% 1/25/34	53,302	49,590
#Bank of America Auto Trust
Series 2009-3A A4 144A 2.67% 12/15/16	1,160,000	1,151,489
•Bank of America Credit Card Trust
Series 2008-A5 A5 1.433% 12/16/13	6,990,000	7,022,199
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11	263,168	266,919
•Capital One Multi-Asset Execution Trust
Series 2006-A11 A11 0.323% 6/17/19	4,000,000	3,726,674
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	155,924	158,715
Series 2008-A A3 4.94% 4/25/14	740,000	757,342
@Centex Home Equity Series 2005-D AF4
5.27% 10/25/35	92,341	91,431
@Chase Funding Mortgage Loan Asset-
Backed Certificates Series 2002-3 1A6
4.707% 9/25/13	112,639	104,127
Chase Issuance Trust
• Series 2005-A2 A2 0.303% 12/15/14	2,300,000	2,273,026
• Series 2005-A6 A6 0.303% 7/15/14	2,015,000	1,987,550
Series 2005-A7 A7 4.55% 3/15/13	270,000	279,837
Series 2005-A10 A10 4.65% 12/17/12	1,050,000	1,082,162
Series 2008-A9 A9 4.26% 5/15/13	670,000	696,555
• Series 2009-A2 A2 1.783% 4/15/14	3,460,000	3,539,695
Citibank Credit Card Issuance Trust
Series 2006-A4 A4 5.45% 5/10/13	775,000	815,692
• Series 2007-A6 A6 0.274% 7/12/12	300,000	299,461
• Series 2009-A1 A1 1.983% 3/17/14	810,000	827,003
CitiFinancial Mortgage Securities
Series 2004-1 AF2 2.645% 4/25/34	13,199	13,115

Limited-Term Diversified Income Series-10

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
CNH Equipment Trust
• Series 2007-A A4 0.273% 9/17/12	$139,678	$138,965
• Series 2007-B A3B 0.833% 10/17/11	160,967	160,979
Series 2007-C A3A 5.21% 12/15/11	76,454	77,021
Series 2008-A A3 4.12% 5/15/12	101,750	103,106
Series 2008-A A4A 4.93% 8/15/14	150,000	155,373
Series 2008-B A3A 4.78% 7/16/12	51,029	51,872
Series 2009-C A3 1.85% 12/16/13	260,000	258,986
#Countrywide Asset-Backed NIM
Certificates Series 2004-BC1 Note 144A
5.50% 4/25/35	26	0
Discover Card Master Trust
• Series 2005-4 A2 0.323% 6/16/15	3,600,000	3,504,142
Series 2007-A1 A1 5.65% 3/16/20	340,000	365,397
Series 2008-A4 A4 5.65% 12/15/15	80,000	86,972
#Dunkin Securitization
Series 2006-1 A2 144A 5.779% 6/20/31	100,000	96,449
•Ford Credit Auto Owner Trust
Series 2008-C A4B 1.983% 4/15/13	1,100,000	1,118,240
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.783% 9/15/14	360,000	360,622
General Electric Capital Credit Card
Master Note Trust Series 2009-3 A
2.54% 9/15/14	520,000	520,416
#•Golden Credit Card Trust
Series 2008-3 A 144A 1.233% 7/15/17	125,000	123,579
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12	37,173	38,152
Series 2009-4 A3 1.00% 2/17/14	205,000	204,229
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	12,715	12,940
Series 2008-A A3 4.93% 12/17/12	50,000	52,093
•Morgan Stanley Mortgage Loan Trust
Series 2006-12XS A1 0.351% 10/25/36	21,955	21,968
New Century Home Equity Loan Trust
Series 2003-5 AI4 4.76% 11/25/33	30,457	29,581
Nissan Auto Receivables Owner Trust
Series 2008-B A2 3.80% 10/15/10	19,968	19,994
Residential Asset Securities
Series 2002-KS2 AI5 6.779% 4/25/32	23,145	12,524
• Series 2006-KS3 AI3 0.401% 4/25/36	198,403	183,007
Residential Funding Mortgage Securities II
Series 2001-HS2 A5 7.42% 4/25/31	9,074	8,847
Structured Asset Securities
∏ Series 2001-SB1 A2 3.375% 8/25/31	28,792	22,922
∏ Series 2005-4XS 1A2B 4.67% 3/25/35	28,554	25,034
Volkswagen Auto Lease Trust
Series 2009-A A2 2.87% 7/15/11	1,510,966	1,524,292
World Omni Auto Receivables Trust
• Series 2007-B A3B 0.623% 1/17/12	331,595	331,649
Series 2008-A A3A 3.94% 10/15/12	65,000	66,399
Total Non-Agency Asset-Backed
Securities (cost $35,091,419)		35,400,536

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–0.87%
@American Home Mortgage Investment
Trust Series 2005-2 5A1 5.064% 9/25/35	23,038	18,513
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	59,055	58,852
Series 2004-2 1A1 6.00% 3/25/34	55,923	54,193
Series 2004-10 1CB1 6.00% 11/25/34	65,156	52,715
Series 2004-11 1CB1 6.00% 12/25/34	30,421	24,309
Series 2005-3 2A1 5.50% 4/25/20	91,205	81,400
Series 2005-6 7A1 5.50% 7/25/20	75,909	69,646
Series 2005-9 5A1 5.50% 10/25/20	70,845	65,000
•Bank of America Mortgage Securities
Series 2003-D 1A2 3.718% 5/25/33	300	192
Citicorp Mortgage Securities Series
2006-4 3A1 5.50% 8/25/21	174,113	166,714
Countrywide Alternative Loan Trust
Series 2005-1CB 2A2 5.50% 3/25/35	104,279	85,611
tCountrywide Home Loan Mortgage
Pass Through Trust
• Series 2003-21 A1 4.066% 5/25/33	15,426	12,037
• Series 2003-46 1A1 3.444% 1/19/34	14,995	12,641
@ Series 2006-17 A5 6.00% 12/25/36	15,670	13,917
Deutsche Alternative Securities Loan Trust
Series 2003-4XS A6A 4.82% 10/25/33	50,371	45,913
•First Horizon Asset Securities
Series 2004-AR5 4A1 5.663% 10/25/34	31,248	25,387
Series 2007-AR3 2A2 6.281% 11/25/37	57,580	38,985
•GMAC Mortgage Loan Trust
Series 2005-AR2 4A 5.167% 5/25/35	64,734	52,656
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	20,201	19,261
Series 2005-RP1 1A3 8.00% 1/25/35	23,590	21,747
Series 2005-RP1 1A4 8.50% 1/25/35	10,309	9,513
Series 2006-RP1 1A2 7.50% 1/25/36	30,733	26,878
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.771% 2/25/35	68,484	62,938
Series 2005-A4 1A1 5.38% 7/25/35	88,922	77,476
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	86,264	75,287
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 3.825% 12/25/33	8,851	7,857
Series 2005-6 7A1 5.331% 6/25/35	60,917	46,771
#MASTR Reperforming Loan Trust
Series 2005-1 1A5 144A 8.00% 8/25/34	45,512	43,179
#MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35	19,359	16,955
•MLCC Mortgage Investors
Series 2004-HB1 A1 0.591% 4/25/29	1,718,886	1,218,989
Residential Asset Mortgage Products
Series 2004-SL4 A3 6.50% 7/25/32	17,416	17,084
•Structured Adjustable Rate Mortgage Loan
Trust Series 2006-5 5A4
5.489% 6/25/36	36,903	6,154

Limited-Term Diversified Income Series-11

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS (continued)
Structured Asset Securities
Series 2004-12H 1A 6.00% 5/25/34	$19,098	$17,292
tWashington Mutual Mortgage
Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	102,070	102,581
• Series 2006-AR10 1A1 5.92% 9/25/36	309,316	234,617
• Series 2007-HY3 4A1 5.314% 3/25/37	313,861	249,829
Wells Fargo Mortgage Backed
Securities Trust
• Series 2004-T A1 3.242% 9/25/34	9,265	8,868
• Series 2005-AR16 2A1 3.363% 10/25/35	8,341	7,055
• Series 2006-AR6 7A1 5.112% 3/25/36	207,602	185,076
• Series 2006-AR10 5A1 5.589% 7/25/36	175,797	136,857
Series 2007-8 2A6 6.00% 7/25/37	60,000	42,818
Total Non-Agency Collateralized
Mortgage Obligations
(cost $3,317,720)		3,513,763

REGIONAL AUTHORITY–0.46%
Province of Ontario Canada
1.875% 11/19/12	1,855,000	1,837,795
Total Regional Authority
(cost $1,851,605)		1,837,795

«SENIOR SECURED LOANS–1.56%
AIQ Term Loan 5.50% 6/1/16	250,000	247,708
Bausch & Lomb
Term Tranche Loan B 3.533% 4/11/15	89,442	85,221
Term Tranche Loan DD 3.519% 4/11/15	21,720	20,695
BE Aerospace 5.75% 7/28/14	240,309	242,212
Biomet Term Tranche Loan B
3.281% 3/25/15	251,718	242,139
Calpine Term Tranche Loan T1
3.165% 3/29/14	346,238	328,962
First Data Term Tranche Loan B2
3.00% 9/24/14	249,362	222,209
Flextronics International Term Tranche
Loan B 2.54% 10/1/12	347,342	329,252
Ford Motor Term Tranche Loan B
3.287% 12/15/13	595,409	551,816
Harrah’s Chester Downs Term Loan
12.375% 12/31/16	200,000	201,750
HCA Term Tranche Loan B 2.533% 11/18/13	366,399	351,378
Huntsman Term Tranche Loan C
2.484% 6/30/16	825,000	789,249
Intelsat
Term Loan B-2-A 2.735% 1/3/14	79,402	75,390
Term Loan B-2-B 2.735% 1/3/14	79,378	75,367
Term Loan B-2-C 2.735% 1/3/14	79,378	75,367
MCC Georgia Term Tranche Loan D
5.50% 3/31/17	750,000	753,438
MetroPCS Wireless Term Tranche Loan B
2.54% 11/4/13	247,442	237,297
Nuveen Investments
Term Tranche Loan B 3.281% 11/13/14	275,983	242,994
2nd Lien Term Loan 12.50% 7/9/15	284,000	294,366
Rental Services 2nd Lien 3.817% 11/30/13	124,929	117,082
Telesat Canada
Term Tranche Loan B 3.24% 10/31/14	274,179	263,782
Term Tranche Loan II 3.24% 10/31/14	23,549	22,656
Texas Competitive Electric Holdings Term
Tranche Loan B2 3.735% 10/10/14	371,154	302,376
Univision Communications Term Tranche
Loan B 2.533% 9/29/14	250,000	217,813
Total Senior Secured Loans
(cost $5,763,726)		6,290,519

SOVEREIGN AGENCIES–1.34%Δ
Canada – 0.13%
Export Development Canada 3.125% 4/24/14	515,000	522,183
		522,183
France–0.31%
#Societe Financement de l’Economie
Francaise 144A 2.125% 1/30/12	1,240,000	1,256,418
		1,256,418
Japan–0.45%
Japan Bank for International Cooperation
2.125% 11/5/12	1,800,000	1,793,140
		1,793,140
Norway–0.45%
Eksportfinans ASA 3.00% 11/17/14	1,850,000	1,823,730
		1,823,730
Total Sovereign Agencies
(cost $5,421,958)		5,395,471

SOVEREIGN DEBT–0.13%Δ
Republic of Korea–0.13%
#Korea Expressway 144A 4.50% 3/23/15	530,000	541,255
Total Sovereign Debt (cost $528,814)		541,255

SUPRANATIONAL BANKS–1.49%
*European Investment Bank 2.375% 3/14/14	3,880,000	3,820,007
International Finance 3.00% 4/22/14	2,185,000	2,192,119
Total Supranational Banks
(cost $6,156,827)		6,012,126

U.S. TREASURY OBLIGATIONS–13.31%
U.S. Treasury Notes
1.125% 12/15/12	34,260,000	33,721,878
* 2.125% 11/30/14	19,630,000	19,171,502
∞ 3.375% 11/15/19	620,000	596,560
Total U.S. Treasury Obligations
(cost $54,361,844)		53,489,940

Limited-Term Diversified Income Series-12

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
PREFERRED STOCK–0.70%
•PNC Financial Services Group 8.25%	2,765,000	$2,821,624
Total Preferred Stock (cost $2,587,573)		2,821,624

	Principal
	Amount
	(U.S. $)
≠DISCOUNT NOTE–0.89%
Federal Home Loan Bank 0.001% 1/4/10	$3,567,000	3,567,000
Total Discount Note (cost $3,567,000)		3,567,000

Total Value of Securities Before
Securities Lending Collateral–96.14%
(cost $376,688,613)		386,431,481

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–0.84%
Investment Companies
Mellon GSL DBT II Collateral Fund	2,307,400	2,307,400
BNY Mellon SL DB II Liquidating Fund	1,076,468	1,063,219
†@ Mellon GSL Reinvestment Trust II	70,018	2,976
Total Securities Lending Collateral
(cost $3,453,886)		3,373,595

TOTAL VALUE OF SECURITIES–96.98% (cost $380,142,499)	389,805,076	©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(0.86%)	(3,453,886)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.88%	15,591,279
NET ASSETS APPLICABLE TO 40,399,856 SHARES OUTSTANDING–100.00%	$401,942,469
NET ASSET VALUE–DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERIES
STANDARD CLASS ($30,513,571 / 3,048,439 Shares)	$10.01
NET ASSET VALUE–DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERIES
SERVICE CLASS ($371,428,898 / 37,351,417 Shares)	$9.94
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$388,666,287
Undistributed net investment income	248,127
Accumulated net realized gain on investments	3,401,323
Net unrealized appreciation of investments	9,626,732
Total net assets	$401,942,469

____________________

t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate security. The rate shown is the rate as of December 31, 2009.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2009.
Φ	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2009.
Δ	Securities have been classified by country of origin.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2009, the aggregate amount of Rule 144A securities was $36,839,701, which represented 9.17% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $3,379,120 of securities loaned.
@	Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $316,476, which represented 0.08% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
Õ	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2009, the aggregate amount of the restricted securities was $47,956, or 0.01% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
∞	Fully or partially pledged as collateral for financial futures contracts.
≠	The rate shown is the effective yield at the time of purchase.

Limited-Term Diversified Income Series-13

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
NIM – Net Interest Margin
PIK– Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

1The following financial futures contracts and swap contracts were outstanding at December 31, 2009:

Financial Futures Contracts

	Notional	Notional	Expiration	Unrealized
Contracts to Buy	Cost	Value	Date	Depreciation
38 U.S. Treasury 5 yr Notes	$4,436,608	$4,346,547	3/31/10	$(90,061)

Swap Contracts
CDS Contracts
		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
JPMorgan Securities
Penny (J.C.)
5 yr CDS	$935,000	1.00%	3/20/15	$(232)
5 yr CDS	375,000	1.00%	3/20/15	(637)
	$1,310,000			$(869)
Protection Sold:
JPMorgan Securities
Macy’s
5 yr CDS	$935,000	1.00%	3/20/15	$3,545
5 yr CDS	375,000	1.00%	3/20/15	1,806
MetLife 5 yr CDS	395,000	1.00%	12/20/14	13,443
UnitedHealth Group
5 yr CDS	485,000	1.00%	12/20/14	9,206
5 yr CDS	1,010,000	1.00%	12/20/14	26,508
	$3,200,000			54,508
Total				$53,639

The use of financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

____________________

1See Note 8 in “Notes to Financial Statements.”

See accompanying notes

Limited-Term Diversified Income Series-14

Delaware VIP® Trust —
Delaware VIP Limited-Term Diversified Income Series
Statement of Assets and Liabilities
December 31, 2009

ASSETS:
Investments, at value (including $3,379,120 of
securities loaned)	$382,864,481
Short-term investments, at value	3,567,000
Short-term investments held as collateral
for loaned securities, at value	3,373,595
Cash	43,268,519
Restricted cash	110,000
Receivables for securities sold	2,410,058
Dividends and interest receivable	2,930,979
Receivable for fund shares sold	365,647
Annual protection payments on credit default swaps	578
Securities lending income receivable	769
Total assets	438,891,626

LIABILITIES:
Payables for securities purchased	32,259,239
Credit default swap, at value (including up
front payment received $106,197)	52,557
Distributions payable	282,224
Payable for fund shares redeemed	553,052
Variation margin payable	10,984
Obligation to return securities lending collateral	3,453,886
Due to manager and affiliates	266,374
Other accrued expenses	70,841
Total liabilities	36,949,157

Total Net Assets	$401,942,469

Investments, at cost	$373,121,613
Short-term investments, at cost	3,567,000
Short-term investments held as collateral
for loaned securities, at cost	3,453,886

See accompanying notes

Limited-Term Diversified Income Series-15

Delaware VIP® Trust —
Delaware VIP Limited-Term Diversified Income Series
Statement of Operations
Year Ended December 31, 2009

INVESTMENT INCOME:
Interest	$10,261,281
Dividend	185,394
Securities lending income	36,462
10,483,137

EXPENSES:
Management fees	1,217,426
Distribution expenses – Service Class	639,175
Accounting and administration expenses	96,880
Reports and statements to shareholders	35,683
Legal fees	32,626
Dividend disbursing and transfer agent fees and expenses	30,891
Audit and tax	25,099
Pricing fees	20,386
Trustees’ fees	14,924
Registration fees	11,157
Custodian fees	8,934
Insurance fees	4,601
Consulting fees	2,422
Dues and services	1,366
Trustees’ expenses	1,107
2,142,677
Less waiver of distribution expenses – Service Class	(106,529)
Total operating expenses	2,036,148

NET INVESTMENT INCOME	8,446,989

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on:
Investments	6,660,689
Futures contracts	163,759
Swap contracts	16,403
Net realized gain	6,840,851
Net change in unrealized appreciation/depreciation
of investments	10,629,203

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	17,470,054

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$25,917,043

See accompanying notes

Delaware VIP Trust —
Delaware VIP Limited-Term Diversified Income Series
Statements of Changes in Net Assets

	Year Ended
	12/31/09	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$8,446,989	$2,840,789
Net realized gain (loss) on investments	6,840,851	(2,615,199)
Net change in unrealized appreciation/
depreciation of investments	10,629,203	(1,053,576)
Net increase (decrease) in net assets
resulting from operations	25,917,043	(827,986)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(1,100,043)	(1,161,244)
Service Class	(7,028,974)	(1,689,644)
	(8,129,017)	(2,850,888)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	17,000,880	17,234,452
Service Class	354,034,529	94,218,468
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	958,052	1,169,222
Service Class	6,394,746	1,662,621
	378,388,207	114,284,763
Cost of shares repurchased:
Standard Class	(15,368,263)	(12,599,525)
Service Class	(88,634,583)	(28,378,950)
	(104,002,846)	(40,978,475)
Increase in net assets derived from capital
share transactions	274,385,361	73,306,288

NET INCREASE IN NET ASSETS	292,173,387	69,627,414

NET ASSETS:
Beginning of year	109,769,082	40,141,668
End of year (including undistributed
net investment income of $248,127
and $79,592, respectively)	$401,942,469	$109,769,082

See accompanying notes

Limited-Term Diversified Income Series-16

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Standard Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$9.190	$9.670	$9.710	$9.710	$9.940

Income (loss) from investment operations:
Net investment income1	0.358	0.418	0.324	0.396	0.355
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.809	(0.451)	0.099	0.038	(0.180)
Total from investment operations	1.167	(0.033)	0.423	0.434	0.175

Less dividends and distributions from:
Net investment income	(0.347)	(0.447)	(0.463)	(0.434)	(0.405)
Total dividends and distributions	(0.347)	(0.447)	(0.463)	(0.434)	(0.405)

Net asset value, end of period	$10.010	$9.190	$9.670	$9.710	$9.710

Total return2	12.77%	(0.28% )	4.46%	4.57%	1.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,513	$25,357	$20,880	$22,626	$23,895
Ratio of expenses to average net assets	0.62%	0.63%	0.68%	0.71%	0.71%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.62%	0.67%	0.68%	0.71%	0.71%
Ratio of net investment income to average net assets	3.69%	4.46%	3.36%	4.10%	3.61%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.69%	4.42%	3.36%	4.10%	3.61%
Portfolio turnover	358%	339%	170%	318%	259%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes
Limited-Term Diversified Income Series-17

Delaware VIP® Limited-Term Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Service Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$9.130	$9.610	$9.650	$9.650	$9.900

Income (loss) from investment operations:
Net investment income1	0.334	0.395	0.300	0.372	0.331
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.798	(0.452)	0.099	0.037	(0.200)
Total from investment operations	1.132	(0.057)	0.399	0.409	0.131

Less dividends and distributions from:
Net investment income	(0.322)	(0.423)	(0.439)	(0.409)	(0.381)
Total dividends and distributions	(0.322)	(0.423)	(0.439)	(0.409)	(0.381)

Net asset value, end of period	$9.940	$9.130	$9.610	$9.650	$9.650

Total return2	12.57%	(0.64% )	4.23%	4.34%	1.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$371,429	$84,412	$19,262	$11,706	$ 4,493
Ratio of expenses to average net assets	0.87%	0.88%	0.93%	0.96%	0.96%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.92%	0.97%	0.98%	1.01%	1.01%
Ratio of net investment income to average net assets	3.44%	4.21%	3.11%	3.85%	3.36%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.39%	4.12%	3.06%	3.78%	3.31%
Portfolio turnover	358%	339%	170%	318%	259%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Limited-Term Diversified Income Series-18

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes to Financial Statements
December 31, 2009

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Limited-Term Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2009.

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Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 17, 2010, the date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)) did not exceed 0.62% of average daily net assets of the Series through April 30, 2009. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applied only to expenses paid directly by the Series.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2009, the Series was charged $12,174 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$167,834	$4,205	$77,589	$16,746

____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2009, the Series was charged $19,781 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

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Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

3. Investments
For the year ended December 31, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$490,509,172
Purchases of U.S. government securities	588,769,995
Sales other than U.S. government securities	268,921,846
Sales of U.S. government securities	554,131,439

At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$379,774,513	$12,182,366	$(2,151,803)	$10,030,563

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and Mortgage-Backed Securities	$–	$138,800,007	$705,783	$139,505,790
Corporate Debt	–	171,162,260	–	171,162,260
Foreign Debt	–	13,786,647	–	13,786,647
Municipal Bonds	–	2,098,220	–	2,098,220
Short Term	–	3,567,000	–	3,567,000
U.S. Treasury Obligations	53,489,940	–	–	53,489,940
Other	–	2,821,624	–	2,821,624
Securities Lending Collateral	2,307,400	1,063,219	2,976	3,373,595
Total	$55,797,340	$333,298,977	$708,759	$389,805,076

Derivatives	$–	$(36,422)	$–	$(36,422)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-	Securities
	Backed	Lending	Total
	Securities	Collateral	Series
Balance as of 12/31/08	$546,320	$2,311	$548,631
Net change in unrealized appreciation/depreciation	23,111	665	23,776
Purchases	580,026	–	580,026
Sales	(1,802)	–	(1,802)
Transfers out of Level 3	(441,872)	–	(441,872)
Balance as of 12/31/09	$705,783	$2,976	$708,759

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/09	$19,507	$665	$20,172

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Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

3. Investments (continued)
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ending December 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2009 and 2008 was as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Ordinary income	$8,129,017	$2,850,888

5. Components of Net Assets on a Tax Basis
As of December 31, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$388,666,287
Undistributed ordinary income	3,297,444
Post-October losses	(51,825)
Unrealized appreciation of investments
and swap contracts	10,030,563
Net assets	$401,942,469

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of CDS contracts, mark-to-market of futures contracts, and market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2009 through December 31, 2009, that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of CDS contracts, paydown gains (losses) on mortgage- and asset-backed securities and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2009, the Series recorded the following reclassifications:

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain
$(149,437)	$149,437

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $1,793,037 was utilized in 2009.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Shares sold:
Standard Class	1,783,855	1,813,150
Service Class	36,604,195	10,080,743

Shares issued upon reinvestment of dividends and distributions:
Standard Class	98,411	123,483
Service Class	655,367	177,908
	39,141,828	12,195,284
Shares repurchased:
Standard Class	(1,591,938)	(1,338,478)
Service Class	(9,150,731)	(3,021,387)
	(10,742,669)	(4,359,865)
Net increase	28,399,159	7,835,419

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Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of December 31, 2009, or at any time during the year then ended.

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. There were no foreign currency exchange contracts outstanding at December 31, 2009.

Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Series because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Written Options
The Series may buy or write options contracts for any number of reasons, including: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty credit risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable change. There were no written options during the year ended December 31, 2009.

Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate

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Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended December 31, 2009, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At December 31 2009, the aggregate unrealized depreciation of credit default swaps was $869. The Series has posted $110,000 as collateral for all open derivatives, which is presented as restricted cash on the Statement of Assets and Liabilities. If a credit event has occurred as of December 31, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Series would have been required to pay $1,890,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the Statement of Net Assets, at December 31, 2009, the notional value of the protection sold was $3,200,000, which reflects the maximum potential amount the Series could be required to make as a seller of credit protection if a credit event occurs. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2009, the net unrealized appreciation of the protection sold was $54,508.

Credit default swaps may involve greater risks than if the Series had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

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Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2009 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and Liabilities		Assets and Liabilities
	Location	Fair Value	Location	Fair Value
Interest rate contracts (Futures)	Receivables	$–	Payables/Net assets-	$(90,061)*
			unrealized depreciation

Credit contracts (Swaps)	Receivables	54,508	Payables	(869)
Total		$54,508		$(90,930)
____________________

*Includes cumulative depreciation of futures contracts as reported in the notes to the Statement of Net Assets. Only current days variation margin is reported with the Series’ assets and liabilities.

Statement of Operations
The effect of derivative instruments on the statement of operations for the year ended December 31, 2009 was as follows:

			Change in Unrealized
	Location of Gain or	Realized Gain or	Appreciation or Depreciation
	Loss on Derivatives Recognized	Loss on Derivatives	on Derivatives Recognized
	in Income	Recognized in Income	in Income
Interest rate contracts (Futures)	Net realized gain on futures
	contracts and net change in
	unrealized appreciation/depreciation
	of investments	$163,759	$(134,343)

Credit contracts (Swaps)	Net realized gain on swap contracts
	and net change in unrealized
	appreciation/depreciation of
	investments	16,403	55,341
Total		$180,162	$(79,002)

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At December 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower

Limited-Term Diversified Income Series-25

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

9. Securities Lending (continued)
on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2009, the value of the securities on loan was $3,379,120, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2009, the value of invested collateral was $3,373,595. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Series. On January 4, 2010, the new investment advisory agreement between DMC and the Series that was approved by the shareholders became effective.

13. Tax Information (Unaudited)
For the fiscal year ended December 31, 2009, the Series designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total	(C)
Distributions	Distributions	Distributions	Qualifying
(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends1
–	100%	100%	1%
____________________

(A) and (B) are based on a percentage of the Series’ total distributions.
(C) is based on a percentage of the Series’ ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Limited-Term Diversified Income Series-26

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Delaware VIP Trust–Delaware VIP Limited-Term Diversified Income Series

We have audited the accompanying statement of net assets and statement of assets and liabilities of the Delaware VIP Limited-Term Diversified Income Series (one of the series constituting Delaware VIP Trust) (the “Series”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Limited-Term Diversified Income Series of Delaware VIP Trust at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
February 17, 2010

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Limited-Term Diversified Income Series-27

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Other Series Information

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
Limited-Term Diversified Income Series-28

Delaware VIP® Limited-Term Diversified Income Series
Other Series Information (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

NATURE, EXTENT, AND QUALITY OF SERVICE. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and they therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as: the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Fund for the same class of shares in another Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Limited-Term Diversified Income Series-29

Delaware VIP® Limited-Term Diversified Income Series
Other Series Information (continued)

COMPARATIVE EXPENSES. The Trustees also evaluated expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

MANAGEMENT PROFITABILITY. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Limited-Term Diversified Income Series-30

Delaware VIP® Limited-Term Diversified Income Series
Other Series Information (continued)

FALL-OUT BENEFITS. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

BOARD REVIEW OF MACQUARIE GROUP. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

CONCLUSION. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

Limited-Term Diversified Income Series-31

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	81	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2
	Trustee	Chief Executive Officer
April 1963		since August 1, 2006

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	81	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	81	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
Executive Vice President —
May 1960			University of Pennsylvania
(April 1995–June 2002)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	81	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	81	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	81	None
2005 Market Street		October 1989	ARL Associates
Philadelphia, PA			(Financial Planning)
19103			(1983–Present)

November 1940

Limited-Term Diversified Income Series-32

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Thomas F. Madison	Trustee	Since	President and Chief	81	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and Chair
of Compensation and
Governance
Committees —
Valmont Industries, Inc.
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	81	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation
J. Richard Zecher	Trustee	Since	Founder —	81	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)

July 1940			Founder —
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

Limited-Term Diversified Income Series-33

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	81	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	81	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 25, 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	81	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	81	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

PO14857 AR-VIPLTD [12/09] DG3 2/10 (5427)	Limited-Term Diversified Income Series-34

Delaware VIP® Trust
Delaware VIP REIT Series

Annual Report

December 31, 2009

> Portfolio management review	1

> Performance summary	1

> Disclosure of Series expenses	3

> Sector allocation and top 10 holdings	4

> Statement of net assets	5

> Statement of operations	7

> Statements of changes in net assets	7

> Financial highlights	8

> Notes to financial statements	10

> Report of independent registered public accounting firm	15

> Other Series information	16

> Board of trustees/directors and officers addendum	20

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® REIT Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP REIT Series
Portfolio management review	Jan. 12, 2010

    For its fiscal year ended Dec. 31, 2009, Delaware VIP REIT Series Standard Class shares returned +23.31% and Service Class shares returned +23.24% (both figures include reinvestment of dividends). By comparison, the Series’ benchmark, the FTSE NAREIT Equity REITs Index, advanced by 27.99% during the same period.

    Investors in U.S. real estate securities saw tremendous market volatility during the past year. As measured by the FTSE NAREIT Equity REITs Index, real estate investment trusts (REITs) were down sharply for much of the first two months of 2009. Beginning in March, however, REIT investors seemed increasingly comfortable owning companies with higher debt levels and weaker balance sheets. In this environment, the real estate securities market turned in much-improved performance for the remainder of the period. In fact, as investors’ pessimism turned to optimism, many of the same REITs that had fared the worst during the downturn ended up doing best when markets turned positive. (Source: Bloomberg.)

    As we do across all types of market conditions, we continued employing our “bottom up” security selection strategy, in which we evaluate potential investments based on our assessment of each company’s growth prospects, relative valuation, and balance-sheet quality (among other factors). Given the volatile conditions of the past year, however, our approach was more opportunistic than usual, as we sought to take advantage of shifting conditions in the marketplace.

    Within the Series, our holdings in the lodging sector contributed negatively to performance when measured against the index. The lodging group had been one of the real estate market’s worst performers during the downturn, but it bounced back strongly during the rebound. For much of the period, we were underweight versus the benchmark index in this sector — this intentional lack of exposure in the sector hampered results relative to the index.

    A second source of relative underperformance came within the industrials sector, where our group of stocks posted a collective decline of more than 1% for the period. The sector advanced by more than 5% within the benchmark index.

    The Series also lost ground against the benchmark within industry groups that included healthcare, regional malls, and specialty REITs.

    On the positive side, the Series’ investments in the so-called mixed sector — which consists of companies that own multiple property types or that focus on niches within the real estate market — contributed to performance measured relative to the benchmark index. In the manufactured homes sector, a position in Equity Lifestyle Properties performed well. The Series’ position within diversified REITs also contributed positively to relative performance, with a notable contribution from our lone holding, Vornado Realty Trust.

Unless otherwise noted, the views expressed are current as of Dec. 31, 2009, and are subject to change.

Performance summary

The performance data quoted below represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling the number noted in the introductory section of this report on the page related to this Series.

You should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The Delaware VIP REIT Series prospectus contains this and other important information about the Series. To obtain a prospectus, contact the company noted on the page related to this Series in the introductory section of this report, either by phone or through the company Web site. We advise you to read the prospectus carefully before you invest or send money.

Delaware VIP REIT Series
Average annual total returns
For periods ended Dec. 31, 2009	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on May 4, 1998)	+23.31%	-11.67%	-0.41%	+9.92	+7.33%
Service Class shares (commenced operations on May 1, 2000)	+23.24%	-11.87%	-0.65%	n/a	+9.05%

Returns reflect the reinvestment of all distributions.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.12%, while total operating expenses for Standard Class and Service Class shares were 0.87% and 1.17%, respectively. The management fee for Standard Class and Service Class shares was 0.75%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets through April 30, 2010.

REIT Series-1

Delaware VIP® REIT Series (continued)

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for both classes during certain periods shown in the Series performance chart on the previous page and in the Performance of a $10,000 Investment chart below.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments. Performance shown here would have been reduced if such fees were included or the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk. REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

Because the Series expects to hold a concentrated portfolio of a limited number of securities, the Series’ risk is increased because each investment has a greater effect on the Series’ overall performance.

The Series may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

The Series is also affected by interest rate changes, particularly if the REITs held in the portfolio use floating rate debt to finance their ongoing obligations. Some portfolios offer more risk than others.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

The chart shows a $10,000 investment in the Delaware VIP REIT Series Standard Class shares for the period from Dec. 31, 1999, through Dec. 31, 2009.

The chart also shows $10,000 invested in the FTSE NAREIT Equity REITs Index for the period from Dec. 31, 1999, through Dec. 31, 2009. The FTSE NAREIT Equity REITs Index measures the performance of all publicly traded equity real estate investment trusts traded on U.S. exchanges.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series
Disclosure of Series Expenses
For the Period July 1, 2009 to December 31, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/09 to
	7/1/09	12/31/09	Ratios	12/31/09*
Actual Series Return
Standard Class	$1,000.00	$1,414.20	0.86%	$5.23
Service Class	1,000.00	1,413.50	1.11%	6.75
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.87	0.86%	$4.38
Service Class	1,000.00	1,019.61	1.11%	5.65

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

REIT Series-3

Delaware VIP® Trust — Delaware VIP REIT Series
Sector Allocation and Top 10 Holdings
As of December 31, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	97.68%
Diversified REITs	4.91%
Health Care REITs	13.68%
Hotel REITs	3.84%
Industrial REITs	3.99%
Mall REITs	13.46%
Manufactured Housing REITs	1.55%
Multifamily REITs	15.18%
Office REITs	15.15%
Office/Industrial REITs	5.81%
Real Estate Operating Companies	1.32%
Self-Storage REITs	4.92%
Shopping Center REITs	8.64%
Single Tenant REITs	1.19%
Specialty REITs	4.04%
Discount Note	0.15%
Securities Lending Collateral	24.36%
Total Value of Securities	122.19%
Obligation to Return Securities Lending Collateral	(24.89%)
Receivables and Other Assets Net of Liabilities	2.70%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Simon Property Group	11.11%
Equity Residential	5.24%
Vornado Realty Trust	4.91%
Public Storage	4.82%
Boston Properties	4.76%
Host Hotels & Resorts	3.85%
HCP	3.44%
Health Care REIT	3.07%
Ventas	2.79%
Macerich	2.35%

REIT Series-4

Delaware VIP® Trust — Delaware VIP REIT Series
Statement of Net Assets
December 31, 2009

	Number of
	Shares	Value
COMMON STOCK–97.68%
Diversified REITs–4.91%
*Vornado Realty Trust	192,183	$13,441,282
		13,441,282
Health Care REITs–13.68%
*HCP	308,050	9,407,846
*Health Care REIT	189,425	8,395,316
*Healthcare Realty Trust	160,200	3,437,892
LTC Properties	82,025	2,194,169
*Nationwide Health Properties	181,125	6,371,978
*Ventas	174,400	7,628,256
		37,435,457
Hotel REITs–3.84%
*Host Hotels & Resorts	901,849	10,524,577
		10,524,577
Industrial REITs–3.99%
AMB Property	176,030	4,497,567
ProLogis	469,626	6,429,179
		10,926,746
Mall REITs–13.46%
*Macerich	179,046	6,436,712
*Simon Property Group	380,880	30,394,205
		36,830,917
Manufactured Housing REITs–1.55%
Equity Lifestyle Properties	84,059	4,242,458
		4,242,458
Multifamily REITs–15.18%
Apartment Investment & Management	336,298	5,353,864
*AvalonBay Communities	69,340	5,693,507
*Camden Property Trust	112,975	4,786,751
*Equity Residential	424,850	14,351,434
*Essex Property Trust	51,466	4,305,131
*Mid-America Apartment Communities	57,125	2,757,995
UDR	260,931	4,289,706
		41,538,388
Office REITs–15.15%
*Alexandria Real Estate Equities	90,625	5,826,281
*BioMed Realty Trust	157,775	2,489,690
*Boston Properties	194,125	13,019,963
*Brandywine Realty Trust	321,690	3,667,266
Government Properties Income Trust	95,170	2,187,007
HRPT Properties Trust	148,475	960,633
*Kilroy Realty	85,375	2,618,451
*Mack-Cali Realty	151,550	5,239,084
SL Green Realty	108,568	5,454,456
		41,462,831
Office/Industrial REITs–5.81%
*Digital Realty Trust	122,350	6,151,758
*Duke Realty	347,620	4,230,535
*Liberty Property Trust	172,000	5,505,720
		15,888,013
Real Estate Operating Companies–1.32%
†Pebblebrook Hotel Trust	57,550	1,266,676
*Starwood Hotels & Resorts Worldwide	64,141	2,345,636
		3,612,312
Self-Storage REITs–4.92%
*Extra Space Storage	23,400	270,270
*Public Storage	161,982	13,193,434
		13,463,704
Shopping Center REITs–8.64%
*Cedar Shopping Centers	108,739	739,425
*Federal Realty Investment Trust	77,614	5,256,020
*Kimco Realty	277,075	3,748,825
Ramco-Gershenson Properties Trust	118,125	1,126,913
*Regency Centers	113,369	3,974,717
*Tanger Factory Outlet Centers	96,075	3,745,964
*Weingarten Realty Investors	255,475	5,055,850
		23,647,714
Single Tenant REITs–1.19%
*National Retail Properties	153,275	3,252,496
		3,252,496
Specialty REITs–4.04%
*Entertainment Properties Trust	120,675	4,256,207
*Plum Creek Timber	138,400	5,225,984
*Rayonier	37,061	1,562,492
		11,044,683
Total Common Stock
(cost $221,961,688)		267,311,578

	Principal
	Amount
≠DISCOUNT NOTE–0.15%
Federal Home Loan Bank 0.001% 1/4/10	$407,000	407,000
Total Discount Note
(cost $407,000)		407,000

Total Value of Securities
Before Securities Lending
Collateral–97.83%
(cost $222,368,688)		267,718,578

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–24.36%
Investment Companies
Mellon GSL DBT II Collateral Fund	56,089,536	56,089,536
BNY Mellon SL DB II Liquidating Fund	10,640,702	10,518,334
@†Mellon GSL Reinvestment Trust II	1,389,278	59,044
Total Securities Lending Collateral
(cost $68,119,516)		66,666,914

REIT Series-5

Delaware VIP® REIT Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–122.19% (cost $290,488,204)	$ 334,385,492 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(24.89%)	(68,119,516)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.70%	7,382,236
NET ASSETS APPLICABLE TO 35,287,635 SHARES OUTSTANDING–100.00%	$ 273,648,212
NET ASSET VALUE–DELAWARE VIP REIT SERIES STANDARD CLASS ($148,975,157 / 19,214,162 Shares)	$7.75
NET ASSET VALUE–DELAWARE VIP REIT SERIES SERVICE CLASS ($124,673,055 / 16,073,473 Shares)	$7.76
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$ 466,092,736
Undistributed net investment income	7,361,515
Accumulated net realized loss on investments	(243,703,327)
Net unrealized appreciation of investments	43,897,288
Total net assets	$ 273,648,212
____________________

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements.”
©	Includes $66,498,986 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.
@	Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $59,044, which represented 0.02% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”

REIT – Real Estate Investment Trust

See accompanying notes

REIT Series-6

Delaware VIP® Trust —
Delaware VIP REIT Series
Statement of Operations
Year Ended December 31, 2009

INVESTMENT INCOME:
Dividends	$9,014,022
Interest	11,741
Securities lending income	177,565
Foreign tax withheld	(4)
9,203,324

EXPENSES:
Management fees	1,716,488
Distribution expenses – Service Class	322,699
Reports and statements to shareholders	112,986
Accounting and administration expenses	91,546
Dividend disbursing and transfer agent fees and expenses	41,701
Legal fees	32,222
Trustees’ fees	14,574
Audit and tax	13,060
Custodian fees	8,131
Insurance fees	5,653
Dues and services	3,525
Consulting fees	2,900
Registration fees	2,393
Trustees’ expenses	1,062
Pricing fees	363
2,369,303
Less fees waived	(13,855)
Less waiver of distribution expenses – Service Class	(53,996)
Total operating expenses	2,301,452

NET INVESTMENT INCOME	6,901,872

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized loss on investments	(117,818,254)
Net change in unrealized appreciation/depreciation
of investments	160,544,349

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	42,726,095

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$49,627,967

See accompanying notes

Delaware VIP Trust —
Delaware VIP REIT Series
Statements of Changes in Net Assets

	Year Ended
	12/31/09	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$6,901,872	$8,961,691
Net realized loss on investments	(117,818,254)	(117,494,372)
Net change in unrealized appreciation/
depreciation of investments	160,544,349	(42,310,886)
Net increase (decrease) in net assets
resulting from operations	49,627,967	(150,843,567)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(5,646,592)	(4,888,716)
Service Class	(4,865,041)	(4,122,163)
Net realized gain on investments:
Standard Class	–	(75,971,767)
Service Class	–	(74,308,853)
	(10,511,633)	(159,291,499)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	17,883,933	27,792,892
Service Class	13,774,766	26,395,289
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	5,646,592	80,860,483
Service Class	4,865,040	78,431,016
	42,170,331	213,479,680
Cost of shares repurchased:
Standard Class	(32,255,131)	(61,947,148)
Service Class	(38,016,417)	(66,198,679)
	(70,271,548)	(128,145,827)
Increase (decrease) in net assets derived
from capital share transactions	(28,101,217)	85,333,853

NET INCREASE (DECREASE) IN
NET ASSETS	11,015,117	(224,801,213)

NET ASSETS:
Beginning of year	262,633,095	487,434,308
End of year (including undistributed
net investment income of $7,361,515
and $10,952,004, respectively)	$273,648,212	$262,633,095

See accompanying notes

REIT Series-7

Delaware VIP® Trust — Delaware VIP REIT Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Standard Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$6.640	$15.830	$22.860	$18.770	$19.080

Income (loss) from investment operations:
Net investment income1	0.189	0.244	0.253	0.378	0.523
Net realized and unrealized gain (loss) on investments	1.211	(3.678)	(2.541)	5.424	0.618
Total from investment operations	1.400	(3.434)	(2.288)	5.802	1.141

Less dividends and distributions from:
Net investment income	(0.290)	(0.348)	(0.297)	(0.395)	(0.360)
Net realized gain on investments	–	(5.408)	(4.445)	(1.317)	(1.091)
Total dividends and distributions	(0.290)	(5.756)	(4.742)	(1.712)	(1.451)

Net asset value, end of period	$7.750	$6.640	$15.830	$22.860	$18.770

Total return2	23.31%	(35.06% )	(13.94% )	32.63%	7.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$148,975	$136,561	$250,072	$672,738	$637,889
Ratio of expenses to average net assets	0.89%	0.87%	0.83%	0.84%	0.85%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.89%	0.87%	0.83%	0.84%	0.85%
Ratio of net investment income to average net assets	3.13%	2.37%	1.30%	1.87%	2.89%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.13%	2.37%	1.30%	1.87%	2.89%
Portfolio turnover	183%	106%	72%	100%	42%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

REIT Series-8

Delaware VIP® REIT Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Service Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$6.620	$15.790	$22.820	$18.740	$19.050

Income (loss) from investment operations:
Net investment income1	0.174	0.218	0.205	0.327	0.478
Net realized and unrealized gain (loss) on investments	1.230	(3.680)	(2.544)	5.420	0.622
Total from investment operations	1.404	(3.462)	(2.339)	5.747	1.100

Less dividends and distributions from:
Net investment income	(0.264)	(0.300)	(0.246)	(0.350)	(0.319)
Net realized gain on investments	–	(5.408)	(4.445)	(1.317)	(1.091)
Total dividends and distributions	(0.264)	(5.708)	(4.691)	(1.667)	(1.410)

Net asset value, end of period	$7.760	$6.620	$15.790	$22.820	$18.740

Total return2	23.24%	(35.28% )	(14.18% )	32.32%	6.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$124,673	$126,072	$237,362	$314,551	$201,883
Ratio of expenses to average net assets	1.14%	1.12%	1.08%	1.09%	1.10%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.19%	1.17%	1.13%	1.14%	1.15%
Ratio of net investment income to average net assets	2.88%	2.12%	1.05%	1.62%	2.64%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.83%	2.07%	1.00%	1.57%	2.59%
Portfolio turnover	183%	106%	72%	100%	42%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

REIT Series-9

Delaware VIP® Trust — Delaware VIP REIT Series
Notes to Financial Statements
December 31, 2009

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $701 for the year ended December 31, 2009. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2009.

REIT Series-10

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 17, 2010, the date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective May 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)) do not exceed 0.86% of average daily net assets of the Series until such time as the voluntary expense cap is discontinued. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series, and may be discontinued at any time because they are voluntary. Effective August 17, 2009, the expense waiver was discontinued.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2009, the Series was charged $11,443 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$172,643	$2,887	$26,298	$31,820
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2009, the Series was charged $19,138 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$406,914,185
Sales	426,248,492

REIT Series-11

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

3. Investments (continued)
At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation
$380,224,488	$10,481,995	$(56,320,991)	$(45,838,996)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$267,311,578	$–	$–	$267,311,578
Short-Term	–	407,000	–	407,000
Securities Lending Collateral	56,089,536	10,518,334	59,044	66,666,914
Total	$323,401,114	$10,925,334	$59,044	$334,385,492

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/08	$45,846
Net change in unrealized
appreciation/depreciation	13,198
Balance as of 12/31/09	$59,044

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/09	$13,198

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ending December 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2009 and 2008 was as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Ordinary income	$10,511,633	$39,881,561
Long-term capital gain	–	119,409,938
Total	$10,511,633	$159,291,499

REIT Series-12

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
As of December 31, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$466,092,736
Undistributed ordinary income	7,361,515
Post-October losses	(2,438,787)
Capital loss carryforwards	(151,528,256)
Unrealized depreciation of investments	(45,838,996)
Net assets	$273,648,212

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

The undistributed earnings for the Series may be subject to reclassification upon notice of the tax character of distributions received from investments in REITs.

Post-October losses represent losses realized on investment transactions from November 1, 2009 through December 31, 2009 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of return of capital from investments. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2009, the Series recorded the following reclassifications:

Undistributed Net	Accumulated
Investment Income	Net Realized Loss
$19,272	$(19,272)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $59,739,771 expires in 2016 and $91,788,485 expires in 2017.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Shares sold:
Standard Class	2,993,469	2,742,925
Service Class	2,381,821	2,656,786

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,100,700	7,700,998
Service Class	946,506	7,469,621
	7,422,496	20,570,330
Shares repurchased:
Standard Class	(5,458,860)	(5,662,973)
Service Class	(6,291,707)	(6,121,105)
	(11,750,567)	(11,784,078)
Net increase (decrease)	(4,328,071)	8,786,252

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of December 31, 2009, or at any time during the year then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of

REIT Series-13

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At December 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2009, the value of the securities on loan was $66,498,986, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2009, the value of invested collateral was $66,666,914. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Series. On January 4, 2010, the new investment advisory agreement between DMC and the Series that was approved by the shareholders became effective.

12. Tax Information (Unaudited)
For the fiscal year ended December 31, 2009, the Series designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total
Distributions	Distributions	Distributions
(Tax Basis)	(Tax Basis)	(Tax Basis)
–	100%	100%
____________________

(A) and (B) are based on a percentage of the Series’ total distributions.

REIT Series-14

Delaware VIP® Trust — Delaware VIP REIT Series
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Delaware VIP Trust–Delaware VIP REIT Series

We have audited the accompanying statement of net assets of the Delaware VIP REIT Series (one of the series constituting Delaware VIP Trust) (the “Series”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP REIT Series of Delaware VIP Trust at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
February 17, 2010

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

REIT Series-15

Delaware VIP® Trust — Delaware VIP REIT Series
Other Series Information

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
REIT Series-16

Delaware VIP® REIT Series
Other Series Information (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

NATURE, EXTENT, AND QUALITY OF SERVICE. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and they therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as: the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Fund for the same class of shares in another Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

REIT Series-17

Delaware VIP® REIT Series
Other Series Information (continued)

COMPARATIVE EXPENSES. The Trustees also evaluated expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

MANAGEMENT PROFITABILITY. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

REIT Series-18

Delaware VIP® REIT Series
Other Series Information (continued)

FALL-OUT BENEFITS. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

BOARD REVIEW OF MACQUARIE GROUP. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

CONCLUSION. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

REIT Series-19

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	81	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2
	Trustee	Chief Executive Officer
April 1963		since August 1, 2006

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	81	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	81	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
Executive Vice President —
May 1960			University of Pennsylvania
(April 1995–June 2002)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	81	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	81	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	81	None
2005 Market Street		October 1989	ARL Associates
Philadelphia, PA			(Financial Planning)
19103			(1983–Present)

November 1940

REIT Series-20

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Thomas F. Madison	Trustee	Since	President and Chief	81	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and Chair
of Compensation and
Governance
Committees —
Valmont Industries, Inc.
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	81	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation
J. Richard Zecher	Trustee	Since	Founder —	81	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)

July 1940			Founder —
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

REIT Series-21

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	81	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	81	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 25, 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	81	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	81	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

PO14857 AR-VIPREIT [12/09] DG3 2/10 (5427)	REIT Series-22

Delaware VIP® Trust
Delaware VIP Small Cap Value Series

Annual Report

December 31, 2009

> Portfolio management review	1

> Performance summary	1

> Disclosure of Series expenses	3

> Sector allocation and top 10 holdings	4

> Statement of net assets	5

> Statement of operations	7

> Statements of changes in net assets	7

> Financial highlights	8

> Notes to financial statements	10

> Report of independent registered public accounting firm	16

> Other Series information	17

> Board of trustees/directors and officers addendum	21

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® Small Cap Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Portfolio management review	Jan. 12, 2010

     For its fiscal period ended Dec. 31, 2009, Delaware VIP Small Cap Value Series returned +31.83% for Standard Class shares and +31.56% for Service Class shares, both with all distributions reinvested. The Series’ benchmark index, the Russell 2000® Value Index, returned +20.55%.

     The economy was in a deep recession during the first three months of the fiscal period, and the market reacted to the plethora of dire news. In March 2009, however, a stock market turnaround began, as investors seemed to begin believing that the worst was over. We believe this change in outlook was primarily driven by the government’s actions earlier in the year, particularly those meant to encourage consumer spending, including the cash-for-clunkers program, which took effect in August 2009, and the implementation of a housing tax credit. Both proved popular with consumers. Despite the stock market turnaround and signs that the economy was slowly healing, many businesses remained cautious about spending. (Source: Bloomberg.)

     In January 2009, when the Fed began taking aggressive measures to encourage consumer spending, we implemented a two-pronged investment strategy. We sought stocks that we believed would benefit from improving business conditions, and we increased our positions in more economically sensitive areas of the economy in anticipation of increased consumer spending. We continued this two-pronged approach during the majority of the year.

     During the second half of the fiscal year, we gradually reduced the Series’ position in the consumer services sector, which represented a significant overweight earlier in the year. The sector was one of the strongest performers in the benchmark index and several consumer services stocks within the Series achieved or exceeded our target prices.

     One of the Series’ top contributors was coal producer Walter Energy. The stock’s performance was driven primarily by the price of metallurgical coal, which defied our expectations by remaining strong during the majority of the fiscal year. We trimmed the Series’ position in November, to realize some gain and create an opportunity to pursue other investment opportunities.

     One of the largest detractors from performance during the fiscal period was Hercules Offshore, a provider of oil and gas drilling services. The stock price suffered as both day rates (the amount of money drillers such as Hercules are paid per day) and natural gas prices declined during the fiscal year. Because these trends seemed likely to continue, we sold the position.

     At the close of the fiscal year, we believe the Series was generally positioned to benefit from the stimulus being added to the financial system. As such, it was overweight compared to the Russell 2000 Value Index in the more-cyclical sectors of the equity market.

Unless otherwise noted, the views expressed are current as of Dec. 31, 2009, and are subject to change.

Performance summary

The performance data quoted below represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling the number noted in the introductory section of this report on the page related to this Series.

You should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The Delaware VIP Small Cap Value Series prospectus contains this and other important information about the Series. To obtain a prospectus, contact the company noted on the page related to this Series in the introductory section of this report, either by phone or through the company Web site. We advise you to read the prospectus carefully before you invest or send money.

Delaware VIP Small Cap Value Series
Average annual total returns
For periods ended Dec. 31, 2009	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on Dec. 27, 1993)	+31.83%	-4.78%	+1.88%	+8.97%	+9.76%
Service Class shares (commenced operations on May 1, 2000)	+31.56%	-5.01%	+1.63%	n/a	+9.13%

Returns reflect the reinvestment of all distributions.

Small Cap Value Series-1

Delaware VIP® Small Cap Value Series (continued)

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.10%, while total operating expenses for Standard Class and Service Class shares were 0.85% and 1.15%, respectively. The management fee for Standard Class and Service Class shares was 0.73%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets through April 30, 2010.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for both classes during certain periods shown in the Series performance chart on the previous page and in the Performance of a $10,000 Investment chart below.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments. Performance shown here would have been reduced if such fees were included or the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk. The Series will be affected primarily by changes in stock prices.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

The chart shows a $10,000 investment in the Delaware VIP Small Cap Value Series Standard Class shares for the period from Dec. 31, 1999, through Dec. 31, 2009.

The chart also shows $10,000 invested in the Russell 2000 Value Index for the period from Dec. 31, 1999, through Dec. 31, 2009. The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Disclosure of Series Expenses
For the Period July 1, 2009 to December 31, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/09 to
	7/1/09	12/31/09	Ratios	12/31/09*
Actual Series Return
Standard Class	$1,000.00	$1,311.20	0.82%	$4.78
Service Class	1,000.00	1,309.60	1.07%	6.23
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.07	0.82%	$4.18
Service Class	1,000.00	1,019.81	1.07%	5.45

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Value Series-3

Delaware VIP® Trust — Delaware VIP Small Cap Values Series
Sector Allocation and Top 10 Holdings
As of December 31, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	97.49%
Basic Industry	10.52%
Business Services	3.02%
Capital Spending	9.42%
Consumer Cyclical	1.88%
Consumer Services	12.57%
Consumer Staples	3.82%
Energy	8.02%
Financial Services	20.74%
Health Care	3.68%
Real Estate	4.19%
Technology	13.91%
Transportation	3.14%
Utilities	2.58%
Convertible Preferred Stock	0.94%
Discount Note	0.15%
Securities Lending Collateral	8.48%
Total Value of Securities	107.06%
Obligation to Return Securities Lending Collateral	(8.67%)
Receivables and Other Assets Net of Liabilities	1.61%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Platinum Underwriters Holdings	2.43%
Whiting Petroleum	2.39%
Newfield Exploration	2.31%
Walter Energy	2.15%
FMC	2.03%
Crown Holdings	1.89%
Albemarle	1.88%
Synopsys	1.85%
Del Monte Foods	1.77%
Cytec Industries	1.77%

Small Cap Value Series-4

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Statement of Net Assets
December 31, 2009

	Number of
	Shares	Value
COMMON STOCK–97.49%
Basic Industry–10.52%
*Albemarle	387,500	$14,093,375
†Crown Holdings	553,000	14,145,740
Cytec Industries	363,800	13,249,596
FMC	272,900	15,216,904
Kaiser Aluminum	117,400	4,886,188
†Thompson Creek Metals	605,900	7,101,148
Valspar	373,100	10,125,934
		78,818,885
Business Services–3.02%
Brink’s	218,200	5,310,988
†Brink’s Home Security Holdings	221,300	7,223,232
†United Stationers	113,300	6,441,105
Viad	178,200	3,676,266
		22,651,591
Capital Spending–9.42%
*Actuant Class A	478,800	8,872,164
†Altra Holdings	259,200	3,201,120
Chicago Bridge & Iron	388,100	7,847,382
Gardner Denver	269,400	11,462,970
Insteel Industries	330,400	4,295,200
Mueller Water Products Class A	806,584	4,194,237
*Regal Beloit	188,100	9,769,914
*Wabtec	119,000	4,859,960
*Walter Energy	213,500	16,078,685
		70,581,632
Consumer Cyclical–1.88%
*Autoliv	100,000	4,336,000
MDC Holdings	314,000	9,746,560
		14,082,560
Consumer Services–12.57%
bebe Stores	332,200	2,082,894
Brinker International	265,000	3,953,800
Cato Class A	375,000	7,522,500
*†CEC Entertainment	219,200	6,996,864
†Children’s Place Retail Stores	171,700	5,667,817
†Collective Brands	212,200	4,831,794
Finish Line Class A	470,600	5,906,030
†Genesco	263,500	7,235,710
*†Jack in the Box	312,900	6,154,743
Men’s Wearhouse	248,800	5,239,728
*Meredith	259,500	8,005,575
*Movado Group	370,100	3,597,372
PETsMART	272,300	7,267,687
Phillips-Van Heusen	121,000	4,922,280
Stage Stores	426,325	5,269,377
†Warnaco Group	184,100	7,767,179
Wolverine World Wide	63,650	1,732,553
		94,153,903
Consumer Staples–3.82%
Del Monte Foods	1,171,100	13,280,274
Herbalife	226,300	9,180,991
Schweitzer-Mauduit International	87,600	6,162,660
		28,623,925
Energy–8.02%
*†Encore Acquisition	151,500	7,275,030
*†Forest Oil	280,000	6,230,000
†Newfield Exploration	359,400	17,333,862
Southwest Gas	397,000	11,326,410
†Whiting Petroleum	250,400	17,896,088
		60,061,390
Financial Services–20.74%
Bank of Hawaii	268,500	12,635,610
Berkley (W.R.)	267,243	6,584,868
Boston Private Financial Holdings	666,200	3,843,974
Community Bank System	299,800	5,789,138
CVB Financial	296,500	2,561,760
East West Bancorp	198,600	3,137,880
†=@East West Bancorp	233,446	3,688,447
First Financial Bancorp	359,000	5,227,040
First Midwest Bancorp	355,000	3,865,950
Hancock Holding	289,000	12,655,310
Harleysville Group	340,300	10,818,137
Independent Bank	364,800	7,620,672
Infinity Property & Casualty	280,500	11,399,520
NBT Bancorp	500,500	10,195,185
Platinum Underwriters Holdings	475,800	18,218,381
S&T Bancorp	168,900	2,872,989
Selective Insurance Group	734,500	12,082,525
*StanCorp Financial Group	119,600	4,786,392
Sterling Bancshares	1,218,600	6,251,418
Univest Corporation of Pennsylvania	65,800	1,153,474
Validus Holdings	280,721	7,562,624
Wesbanco	195,700	2,414,938
		155,366,232
Health Care–3.68%
†Alliance HealtCare Services	392,800	2,242,888
*Cooper	168,200	6,411,784
Service Corporation International	1,225,800	10,039,302
Universal Health Services Class B	291,800	8,899,900
		27,593,874
Real Estate–4.19%
Brandywine Realty Trust	538,933	6,143,836
*Education Realty Trust	408,700	1,978,108
Government Properties Income Trust	197,500	4,538,550
Highwoods Properties	297,500	9,921,625
Washington Real Estate
Investment Trust	318,000	8,760,900
		31,343,019
Technology–13.91%
*†Amkor Technologies	1,020,500	7,306,780
†Brocade Communications Systems	613,200	4,678,716
*†Checkpoint Systems	364,200	5,554,050
†Cirrus Logic	1,414,000	9,643,480
†Compuware	829,000	5,993,670
*†Electronics for Imaging	330,000	4,293,300
*†ON Semiconductor	613,000	5,400,530
†Parametric Technology	647,700	10,583,418
Small Cap Value Series-5

Delaware VIP® Small Cap Value Series
Statement of Net Assets (continued)

	Number of
	Shares	Value
COMMON STOCK (continued)
Technology (continued)
†Premiere Global Services	621,950	$5,131,088
QAD	358,500	2,190,435
*†Sybase	295,700	12,833,380
†Synopsys	621,100	13,838,108
*†Tech Data	172,500	8,048,850
*†Vishay Intertechnology	1,040,200	8,685,670
		104,181,475
Transportation–3.14%
*Alexander & Baldwin	359,400	12,302,262
*†Kirby	215,500	7,505,865
†Saia	247,800	3,672,396
		23,480,523
Utilities–2.58%
*Black Hills	162,600	4,330,038
†El Paso Electric	551,700	11,188,476
*Otter Tail	152,700	3,786,960
		19,305,474
Total Common Stock
(cost $642,215,986)		730,244,483

CONVERTIBLE PREFERRED
STOCK–0.94%
=@East West Bancorp Series A 8.00% exercise
price $15.54, expiration date 12/31/49	4,030	7,043,586
Total Convertible Preferred Stock
(cost $4,030,000)		7,043,586

	Principal
	Amount
≠DISCOUNT NOTE–0.15%
Federal Home Loan Bank 0.001% 1/4/10	$1,101,000	1,101,000
Total Discount Note
(cost $1,101,000)		1,101,000

Total Value of Securities
Before Securities
Lending Collateral–98.58%
(cost $647,346,986)		738,389,069

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–8.48%
Investment Companies
Mellon GSL DBT II Collateral Fund	38,581,315	38,581,315
BNY Mellon SL DB II Liquidating Fund	25,190,939	24,901,243
†@ Mellon GSL Reinvestment Trust II	1,155,865	49,124
Total Securities Lending Collateral
(cost $64,928,119)		63,531,682

TOTAL VALUE OF SECURITIES–107.06% (cost $712,275,105)	801,920,751 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(8.67%)	(64,928,119)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.61%	12,037,939
NET ASSETS APPLICABLE TO 30,833,718 SHARES OUTSTANDING–100.00%	$749,030,571
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE STANDARD CLASS
($279,722,449 / 11,504,204 Shares)	$24.31
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES SERVICE CLASS
($469,308,122 / 19,329,514 Shares)	$24.28
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$736,389,092
Undistributed net investment income	4,880,811
Accumulated net realized loss on investments	(81,884,978)
Net unrealized appreciation of investments	89,645,646
Total net assets	$749,030,571
____________________

*	Fully or partially on loan.
†	Non income producing security.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At December 31, 2009, the aggregate amount of fair valued securities was $10,732,033, which represented 1.43% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
@	Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $10,781,157, which represented 1.44% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to Financial Statements.”
©	Includes $63,255,886 of securities loaned.

See accompanying notes

Small Cap Value Series-6

Delaware VIP® Trust —
Delaware VIP Small Cap Value Series
Statement of Operations
Year Ended December 31, 2009

INVESTMENT INCOME:
Dividends	$10,661,096
Interest	25,009
Securities lending income	200,718
Foreign tax withheld	(5,235)
10,881,588

EXPENSES:
Management fees	4,812,743
Distribution expenses – Service Class	1,228,648
Accounting and administration expenses	260,728
Reports and statements to shareholders	157,306
Dividend disbursing and transfer agent fees and expenses	98,309
Legal fees	92,336
Audit and tax	48,184
Trustees’ fees	42,060
Insurance fees	16,811
Custodian fees	11,657
Consulting fees	8,948
Dues and services	6,185
Trustees’ expenses	3,057
Pricing fees	766
6,787,738
Less waiver of distribution expenses – Service Class	(204,727)
Total operating expenses	6,583,011

NET INVESTMENT INCOME	4,298,577

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(49,241,116)
Foreign currencies	(496)
Net realized loss	(49,241,612)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	231,671,851

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	182,430,239

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$186,728,816

See accompanying notes

Delaware VIP Trust —
Delaware VIP Small Cap Value Series
Statements of Changes in Net Assets

	Year Ended
	12/31/09	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$4,298,577	$5,168,450
Net realized loss on investments and
foreign currencies	(49,241,612)	(29,423,642)
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	231,671,851	(253,727,101)
Net increase (decrease) in net assets
resulting from operations	186,728,816	(277,982,293)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,410,975)	(2,314,150)
Service Class	(2,827,391)	(2,528,148)
Net realized gain on investments:
Standard Class	–	(20,274,716)
Service Class	–	(36,492,362)
	(5,238,366)	(61,609,376)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	35,346,942	67,819,194
Service Class	40,983,538	85,050,259
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	2,410,975	22,588,865
Service Class	2,827,391	39,020,510
	81,568,846	214,478,828
Cost of shares repurchased:
Standard Class	(66,943,338)	(82,634,357)
Service Class	(101,954,279)	(116,855,931)
	(168,897,617)	(199,490,288)
Increase (decrease) in net assets derived
from capital share transactions	(87,328,771)	14,988,540

NET INCREASE (DECREASE)
IN NET ASSETS	94,161,679	(324,603,129)

NET ASSETS:
Beginning of year	654,868,892	979,472,021
End of year (including undistributed
net investment income of $4,880,811
and $5,821,096, respectively)	$749,030,571	$654,868,892

See accompanying notes

Small Cap Value Series-7

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Standard Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$18.630	$28.650	$33.420	$30.830	$30.450

Income (loss) from investment operations:
Net investment income1	0.160	0.190	0.194	0.146	0.121
Net realized and unrealized gain (loss) on investments and foreign currencies	5.712	(8.248)	(2.127)	4.703	2.539
Total from investment operations	5.872	(8.058)	(1.933)	4.849	2.660

Less dividends and distributions from:
Net investment income	(0.192)	(0.201)	(0.168)	(0.082)	(0.114)
Net realized gain on investments	–	(1.761)	(2.669)	(2.177)	(2.166)
Total dividends and distributions	(0.192)	(1.962)	(2.837)	(2.259)	(2.280)

Net asset value, end of period	$24.310	$18.630	$28.650	$33.420	$30.830

Total return2	31.83%	(29.88% )	(6.62% )	16.19%	9.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$279,723	$241,427	$353,412	$502,801	$413,633
Ratio of expenses to average net assets	0.85%	0.85%	0.81%	0.84%	0.85%
Ratio of net investment income to average net assets	0.82%	0.78%	0.61%	0.46%	0.41%
Portfolio turnover	19%	29%	27%	36%	32%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Small Cap Value Series-8

Delaware VIP® Small Cap Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Service Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$18.590	$28.570	$33.330	$30.760	$30.390

Income (loss) from investment operations:
Net investment income1	0.111	0.129	0.115	0.066	0.048
Net realized and unrealized gain (loss) on investments and foreign currencies	5.709	(8.226)	(2.117)	4.689	2.536
Total from investment operations	5.820	(8.097)	(2.002)	4.755	2.584

Less dividends and distributions from:
Net investment income	(0.130)	(0.122)	(0.089)	(0.008)	(0.048)
Net realized gain on investments	–	(1.761)	(2.669)	(2.177)	(2.166)
Total dividends and distributions	(0.130)	(1.883)	(2.758)	(2.185)	(2.214)

Net asset value, end of period	$24.280	$18.590	$28.570	$33.330	$30.760

Total return2	31.56%	(30.07% )	(6.84% )	15.89%	9.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$469,308	$413,442	$626,060	$682,181	$511,723
Ratio of expenses to average net assets	1.10%	1.10%	1.06%	1.09%	1.10%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.15%	1.15%	1.11%	1.14%	1.15%
Ratio of net investment income to average net assets	0.57%	0.53%	0.36%	0.21%	0.16%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	0.52%	0.48%	0.31%	0.16%	0.11%
Portfolio turnover	19%	29%	27%	36%	32%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Small Cap Value Series-9

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes to Financial Statements
December 31, 2009

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the year ended December 31, 2009.

Small Cap Value Series-10

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2009.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 17, 2010, the date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective May 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)) do not exceed 0.87% of average daily net assets of the Series until such time as the voluntary expense cap is discontinued. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series, and may be discontinued at any time because they are voluntary. Effective August 17, 2009, the expense waiver was discontinued.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2009, the Series was charged $32,591 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$459,536	$7,845	$97,934	$55,637
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2009, the Series was charged $54,276 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Small Cap Value Series-11

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

3. Investments
For the year ended December 31, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$121,046,721
Sales	186,451,071

At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$712,850,005	$169,574,549	$(80,503,803)	$89,070,746

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$726,556,036	$–	$3,688,447	$730,244,483
Convertible Preferred Stock	–	–	7,043,586	7,043,586
Short-Term	–	1,101,000	–	1,101,000
Securities Lending Collateral	38,581,315	24,901,243	49,124	63,531,682
Total	$765,137,351	$26,002,243	$10,781,157	$801,920,751

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Convertible	Securities
	Common	Preferred	Lending	Total
	Stock	Stock	Collateral	Series
Balance as of 12/31/08	$–	$–	$38,144	$38,144
Net change in unrealized appreciation/depreciation	1,578,095	3,013,586	10,980	4,602,661
Purchases	2,110,352	4,030,000	–	6,140,352
Balance as of 12/31/09	$3,688,447	$7,043,586	$49,124	$10,781,157

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/09	$1,578,095	$3,013,586	$10,980	$4,602,661

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ending December 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

Small Cap Value Series-12

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2009 and 2008 was as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Ordinary income	$5,238,366	$7,766,562
Long-term capital gain	–	53,842,814
Total	$5,238,366	$61,609,376

5. Components of Net Assets on a Tax Basis
As of December 31, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$736,389,092
Undistributed ordinary income	4,880,811
Post-October losses	(7,114,034)
Capital loss carryforwards	(74,196,044)
Unrealized appreciation of investments	89,070,746
Net assets	$749,030,571

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment transactions from November 1, 2009 through December 31, 2009 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2009, the Series recorded the following reclassifications:

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$(496)	$496

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $8,993,730 expires in 2016 and $65,202,314 expires in 2017.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Shares sold:
Standard Class	1,855,882	3,108,369
Service Class	2,137,247	3,512,245

Shares issued upon reinvestment of dividends and distributions:
Standard Class	135,753	896,028
Service Class	159,200	1,549,047
	4,288,082	9,065,689
Shares repurchased:
Standard Class	(3,443,312)	(3,385,869)
Service Class	(5,207,620)	(4,736,423)
	(8,650,932)	(8,122,292)
Net increase (decrease)	(4,362,850)	943,397

Small Cap Value Series-13

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of December 31, 2009, or at any time during the year then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At December 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2009, the value of the securities on loan was $63,255,886, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2009, the value of invested collateral was $63,531,682. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

Small Cap Value Series-14

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

11. Sale of Delaware Investments to Macquarie Group (continued)
The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Series. On January 4, 2010, the new investment advisory agreement between DMC and the Series that was approved by the shareholders became effective.

12. Tax Information (Unaudited)
For the fiscal year ended December 31, 2009, the Series designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total	(C)
Distributions	Distributions	Distributions	Qualifying
(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends1
0%	100%	100%	100%
____________________

(A) and (B) are based on a percentage of the Series’ total distributions.
(C) is based on a percentage of the Series’ ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Small Cap Value Series-15

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Delaware VIP Trust–Delaware VIP Small Cap Value Series

We have audited the accompanying statement of net assets of the Delaware VIP Small Cap Value Series (one of the series constituting Delaware VIP Trust) (the “Series”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Small Cap Value Series of Delaware VIP Trust at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
February 17, 2010

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Small Cap Value Series-16

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Other Series Information

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
Small Cap Value Series-17

Delaware VIP® Small Cap Value Series
Other Series Information (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

NATURE, EXTENT, AND QUALITY OF SERVICE. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and they therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as: the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Fund for the same class of shares in another Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Small Cap Value Series-18

Delaware VIP® Small Cap Value Series
Other Series Information (continued)

COMPARATIVE EXPENSES. The Trustees also evaluated expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

MANAGEMENT PROFITABILITY. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Small Cap Value Series-19

Delaware VIP® Small Cap Value Series
Other Series Information (continued)

FALL-OUT BENEFITS. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

BOARD REVIEW OF MACQUARIE GROUP. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

CONCLUSION. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

Small Cap Value Series-20

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	81	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2
	Trustee	Chief Executive Officer
April 1963		since August 1, 2006

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	81	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	81	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
Executive Vice President —
May 1960			University of Pennsylvania
(April 1995–June 2002)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	81	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	81	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	81	None
2005 Market Street		October 1989	ARL Associates
Philadelphia, PA			(Financial Planning)
19103			(1983–Present)

November 1940

Small Cap Value Series-21

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Thomas F. Madison	Trustee	Since	President and Chief	81	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and Chair
of Compensation and
Governance
Committees —
Valmont Industries, Inc.
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	81	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation
J. Richard Zecher	Trustee	Since	Founder —	81	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)

July 1940			Founder —
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

Small Cap Value Series-22

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	81	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	81	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 25, 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	81	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	81	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

PO14857 AR-VIPSCV [12/09] DG3 2/10 (5427)	Small Cap Value Series-23

Delaware VIP® Trust
Delaware VIP Trend Series

Annual Report

December 31, 2009

> Portfolio management review	1

> Performance summary	1

> Disclosure of Series expenses	3

> Sector allocation and top 10 holdings	4

> Statement of net assets	5

> Statement of operations	7

> Statements of changes in net assets	7

> Financial highlights	8

> Notes to financial statements	10

> Report of independent registered public accounting firm	15

> Other Series information	16

> Board of trustees/directors and officers addendum	20

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® Trend Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Trend Series
Portfolio management review	Jan. 12, 2010

     For the 12-month fiscal period ended Dec. 31, 2009, the Delaware VIP Trend Series Standard Class shares returned +54.73%, and the Service Class shares returned +54.37% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the Russell 2000® Growth Index, returned +34.47%.

     The year 2009 was a time of tremendous volatility for stock investors. Between the start of the period in January 2009 and the market’s low in early March 2009, equities remained severely depressed as the recession deepened. The economy’s 5.4% drop in the fourth quarter of 2008 and 6.4% decline in the first quarter of 2009 constituted the worst consecutive quarterly drop in gross domestic product in more than 50 years. (Source: Bloomberg.)

     Starting in the second week of March, however, conditions gradually began to improve. From this point, stocks (as measured by the S&P 500 Index) recorded seven consecutive months of gains, as investors grew increasingly confident that the financial crisis had been successfully contained. At first, the rally focused on what we viewed as riskier segments of the equity market, such as the financial and industrials sectors, as investors sought securities with higher potential returns. But by the end of the fiscal year, the rally had reached almost every corner of the market.

     We believe this change in outlook among investors was primarily driven by the government’s actions, particularly those meant to encourage consumer spending. Two notable programs that helped the market rally continue through the summer were the cash-for-clunkers program, which took effect in August 2009, and the implementation of a housing tax credit, both of which proved popular with consumers. Despite the renewed economic optimism that prevailed, it is important to note that unemployment remained a prominent, ongoing concern that could continue to cloud the economic picture in the future.

     With the exception of transportation, the Series outperformed the benchmark in every sector. Positions in healthcare and basic industry stocks accounted for much of the Series’ outperformance versus its benchmark index. Within the broader market environment, we maintained our bottom-up investment process during the year. This process is designed to seek market-leading companies that demonstrate strong product cycles and innovative concepts. We look to invest in small companies that, in our opinion, have strong growth rates within industries that are growing faster than the economy as a whole. Before investing in a company, we attempt to decipher its attractiveness relative to its peers. We analyze a company’s price-to-earnings ratio, estimated growth rate, market capitalization, and cash flows.

Unless otherwise noted, the views expressed are current as of Dec. 31, 2009, and are subject to change.

Performance summary

The performance data quoted below represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling the number noted in the introductory section of this report on the page related to this Series.

You should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The Delaware VIP Trend Series prospectus contains this and other important information about the Series. To obtain a prospectus, contact the company noted on the page related to this Series in the introductory section of this report, either by phone or through the company Web site. We advise you to read the prospectus carefully before you invest or send money.

Delaware VIP Trend Series
Average annual total returns
For periods ended Dec. 31, 2009	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on Dec. 27, 1993)	+54.73%	-3.00%	+0.78%	-0.02%	+8.63%
Service Class shares (commenced operations on May 1, 2000)	+54.37%	-3.23%	+0.54%	n/a	-1.23%

Returns reflect the reinvestment of all distributions.

Trend Series-1

Delaware VIP® Trend Series (continued)

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.12%, while total operating expenses for Standard Class and Service Class shares were 0.87% and 1.17%, respectively. The management fee for Standard Class and Service Class shares was 0.75%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets through April 30, 2010.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for both classes during certain periods shown in the Series performance chart on the previous page and in the Performance of a $10,000 Investment chart below.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments. Performance shown here would have been reduced if such fees were included or the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk. The Series will be affected primarily by changes in stock prices.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

The chart shows a $10,000 investment in the Delaware VIP Trend Series Standard Class shares for the period from Dec. 31, 1999, through Dec. 31, 2009.

The chart also shows $10,000 invested in the Russell 2000 Growth Index for the period from Dec. 31, 1999, through Dec. 31, 2009. The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Trend Series-2

Delaware VIP® Trust — Delaware VIP Trend Series
Disclosure of Series Expenses
For the Period July 1, 2009 to December 31, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/09 to
	7/1/09	12/31/09	Ratios	12/31/09*
Actual Series Return
Standard Class	$1,000.00	$1,297.30	0.87%	$5.04
Service Class	1,000.00	1,296.30	1.12%	6.48
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.82	0.87%	$4.43
Service Class	1,000.00	1,019.56	1.12%	5.70

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Trend Series-3

Delaware VIP® Trust — Delaware VIP Trend Series
Sector Allocation and Top 10 Holdings
As of December 31, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock²	99.61%
Basic Industry/Capital Goods	8.28%
Business Services	9.13%
Consumer Non-Durables	9.34%
Consumer Services	8.18%
Energy	3.90%
Financials	3.87%
Health Care	25.03%
Technology	27.94%
Transportation	3.94%
Securities Lending Collateral	11.42%
Total Value of Securities	111.03%
Obligation to Return Securities Lending Collateral	(11.59%)
Receivables and Other Assets Net of Liabilities	0.56%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Abraxis BioScience	3.02%
Ultra Salon Cosmetics & Fragrance	2.51%
Cardtronics	2.50%
Perrigo	2.35%
Veeco Instruments	2.26%
OSI Pharmaceuticals	2.02%
TriQuint Semiconductor	2.01%
Teradyne	1.86%
Sybase	1.85%
Human Genome Sciences	1.83%

Trend Series-4

Delaware VIP® Trust — Delaware VIP Trend Series
Statement of Net Assets
December 31, 2009

	Number of
	Shares	Value
COMMON STOCK–99.61%²
Basic Industry/Capital Goods–8.28%
*Bucyrus International Class A	85,400	$4,813,998
*Dynamic Materials	181,200	3,633,060
†*Itron	62,000	4,189,340
†*Mettler-Toledo International	16,900	1,774,331
†Middleby	90,700	4,446,114
†Mistras Group	209,800	3,159,588
†Tetra Tech	171,150	4,650,146
		26,666,577
Business Services–9.13%
†*Clean Harbors	44,300	2,640,723
†Emergency Medical Services Class A	84,600	4,581,090
†*FTI Consulting	71,700	3,381,372
†*Geo Group	231,700	5,069,596
†Net 1 UEPS Technologies	211,600	4,109,272
Solera Holdings	123,300	4,440,033
†*SuccessFactors	313,400	5,196,172
		29,418,258
Consumer Non-Durables–9.34%
†*Deer Consumer Products	229,500	2,597,940
†LKQ	224,800	4,403,832
†*lululemon athletica	175,452	5,281,105
†*Penske Auto Group	140,000	2,125,200
†*Tractor Supply	81,900	4,337,424
†Ulta Salon Cosmetics & Fragrance	444,600	8,073,936
Williams-Sonoma	157,300	3,268,694
		30,088,131
Consumer Services–8.18%
†*BJ’s Restaurants	198,000	3,726,360
†*Cardtronics	726,600	8,043,462
†First Cash Financial Services	184,800	4,100,712
†*Gaylord Entertainment	168,700	3,331,825
†*P.F. Chang’s China Bistro	69,200	2,623,372
†*Texas Roadhouse Class A	279,200	3,135,416
†WMS Industries	34,900	1,396,000
		26,357,147
Energy–3.90%
*Carbo Ceramics	63,350	4,318,570
*Core Laboratories	43,189	5,101,484
†*Goodrich Petroleum	129,400	3,150,890
		12,570,944
Financials–3.87%
Hanover Insurance Group	89,900	3,994,257
Lazard Class A	38,600	1,465,642
†ProAssurance	69,200	3,716,732
†Stifel Financial	55,700	3,299,668
		12,476,299
Health Care–25.03%
†@Abraxis BioScience	240,168	9,738,812
†Acorda Therapeutics	125,200	3,157,544
†*CardioNet	829,000	4,924,260
†Celera	607,800	4,199,898
†*Charles River Laboratories International	157,800	5,316,282
†*China Nuokang Bio-Pharmaceutical ADR	136,000	1,067,600
†Cypress Bioscience	230,305	1,326,557
Healthcare Services Group	222,400	4,772,704
†*Human Genome Sciences	193,000	5,905,800
†Ligand Pharmaceuticals Class B	661,900	1,436,323
†*Martek Biosciences	170,600	3,231,164
†*Masimo	123,500	3,756,870
†*OSI Pharmaceuticals	209,300	6,494,579
*Perrigo	190,000	7,569,600
†*Savient Pharmaceuticals	418,800	5,699,868
STERIS	39,300	1,099,221
†Syneron Medical	256,800	2,683,560
†Talecris Biotherapeutics Holdings	160,500	3,574,335
†*Wright Medical Group	247,100	4,682,545
		80,637,522
Technology–27.94%
Applied Signal Technology	148,600	2,866,494
†*Arris Group	348,900	3,987,927
†*Aruba Networks	551,800	5,882,188
†BigBand Networks	711,100	2,446,184
†Cogent	299,300	3,109,727
†*CommScope	210,700	5,589,871
†F5 Networks	77,800	4,121,844
*Harte-Hanks	296,300	3,194,114
Henry (Jack) & Associates	126,400	2,922,368
†*Nuance Communications	360,900	5,608,386
†*Riverbed Technology	199,900	4,591,703
†Sanmina-SCI	484,300	5,341,829
†*STEC	190,300	3,109,502
†*Sybase	137,300	5,958,820
†*Teradyne	559,300	6,001,289
†*TriQuint Semiconductor	1,077,900	6,467,400
†*Varian Semiconductor Equipment Associates	161,600	5,798,208
†*Veeco Instruments	220,500	7,285,320
†Volterra Semiconductor	300,000	5,736,000
		90,019,174
Transportation–3.94%
†Echo Global Logistics	38,200	484,758
*†Genco Shipping & Trading	65,900	1,474,842
*Hunt (J.B.) Transport Services	145,300	4,688,831
*Knight Transportation	184,800	3,564,792
†Marten Transport	137,800	2,473,510
		12,686,733
Total Common Stock
(cost $259,859,619)		320,920,785

Total Value of Securities
Before Securities Lending
Collateral–99.61% (cost $259,859,619)		320,920,785

SECURITIES LENDING
COLLATERAL**–11.42%
Investment Companies
Mellon GSL DBT II Collateral Fund	28,058,236	28,058,236
BNY Mellon SL DB II Liquidating Fund	8,805,547	8,704,283
†@Mellon GSL Reinvestment Trust II	462,002	19,635
Total Securities Lending Collateral
(cost $37,325,785)		36,782,154

Trend Series-5

Delaware VIP® Trend Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–111.03% (cost $297,185,404)	$357,702,939 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(11.59%)	(37,325,785)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.56%	1,800,486
NET ASSETS APPLICABLE TO 12,614,023 SHARES OUTSTANDING–100.00%	$322,177,640
NET ASSET VALUE–DELAWARE VIP TREND SERIES STANDARD CLASS ($241,328,141 / 9,388,746 Shares)	$25.70
NET ASSET VALUE–DELAWARE VIP TREND SERIES SERVICE CLASS ($80,849,499 / 3,225,277 Shares)	$25.07
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$324,492,206
Accumulated net investment loss	(8,200)
Accumulated net realized loss on investments	(62,832,344)
Net unrealized appreciation of investments and foreign currencies	60,525,978
Total net assets	$322,177,640
____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
@	Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $9,758,447 which represented 3.03% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements.”
©	Includes $36,461,484 of securities loaned.

ADR – American Depositary Receipts

See accompanying notes

Trend Series-6

Delaware VIP® Trust —
Delaware VIP Trend Series
Statement of Operations
Year Ended December 31, 2009

INVESTMENT INCOME:
Dividends	$980,204
Securities lending income	345,768
Interest income	9,603
Foreign tax withheld	(4,468)
1,331,107

EXPENSES:
Management fees	1,969,273
Distribution expenses – Service Class	202,691
Reports and statements to shareholders	114,518
Accounting and administration expenses	105,028
Legal fees	57,986
Dividend disbursing and transfer agent fees and expenses	38,055
Audit and tax	20,946
Trustees’ fees	16,777
Custodian fees	6,896
Insurance fees	6,518
Dues and services	3,403
Consulting fees	3,337
Trustees’ expenses	1,201
Pricing fees	614
Registration fees	51
2,547,294
Less waiver of distribution expenses – Service Class	(33,846)
Total operating expenses	2,513,448

NET INVESTMENT LOSS	(1,182,341)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(13,119,369)
Foreign currencies	(27,829)
Net realized loss	(13,147,198)
Net change in unrealized appreciation/depreciation
of investments	131,642,200

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND FOREIGN CURRENCIES	118,495,002

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$117,312,661

See accompanying notes

Delaware VIP Trust —
Delaware VIP Trend Series
Statements of Changes in Net Assets

	Year Ended
	12/31/09	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment loss	$(1,182,341)	$(1,235,926)
Net realized loss on investments and
foreign currencies	(13,147,198)	(49,057,624)
Net change in unrealized appreciation/
depreciation of investments	131,642,200	(166,809,876)
Net increase (decrease) in net assets
resulting from operations	117,312,661	(217,103,426)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net realized gain on investments:
Standard Class	–	(57,555,485)
Service Class	–	(20,580,629)
	–	(78,136,114)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,834,949	7,884,284
Service Class	11,164,913	18,679,554
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	–	57,555,485
Service Class	–	20,580,629
	22,999,862	104,699,952
Cost of shares repurchased:
Standard Class	(28,595,604)	(52,450,665)
Service Class	(21,394,652)	(33,343,678)
	(49,990,256)	(85,794,343)
Increase (decrease) in net assets derived
from capital share transactions	(26,990,394)	18,905,609

NET INCREASE (DECREASE)
IN NET ASSETS	90,322,267	(276,333,931)

NET ASSETS:
Beginning of year	231,855,373	508,189,304
End of year (including accumulated
net investment loss of $8,200
and $–, respectively)	$322,177,640	$231,855,373

See accompanying notes

Trend Series-7

Delaware VIP® Trust — Delaware VIP Trend Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Trend Series Standard Class
	Year Ended
	12/31/09		12/31/08	12/31/07	12/31/06		12/31/05
Net asset value, beginning of period	$16.610		$38.500	$35.000	$32.530		$30.730

Income (loss) from investment operations:
Net investment loss1	(0.076)		(0.069)	(0.090)	(0.088)		(0.108)
Net realized and unrealized gain (loss) on investments
and foreign currencies	9.166		(15.699)	3.836	2.558		1.908
Total from investment operations	9.090		(15.768)	3.746	2.470		1.800

Less dividends and distributions from:
Net realized gain on investments	–		(6.122)	(0.246)	–		–
Total dividends and distributions	–		(6.122)	(0.246)	–		–

Net asset value, end of period	$25.700		$16.610	$38.500	$35.000		$32.530

Total return2	54.73%		(46.74% )	10.75%	7.59%		5.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$241,328		$170,993	$376,101	$410,167		$450,525
Ratio of expenses to average net assets	0.89%		0.87%	0.86%	0.87%		0.87%
Ratio of net investment loss to average net assets	(0.39%	)	(0.26% )	(0.24% )	(0.26%	)	(0.36%	)
Portfolio turnover	103%		93%	78%	64%		63%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Trend Series-8

Delaware VIP® Trend Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Trend Series Service Class
	Year Ended
	12/31/09		12/31/08	12/31/07	12/31/06		12/31/05
Net asset value, beginning of period	$16.240		$37.880	$34.530	$32.170		$30.460

Income (loss) from investment operations:
Net investment loss1	(0.125)		(0.133)	(0.184)	(0.171)		(0.182)
Net realized and unrealized gain (loss) on investments
and foreign currencies	8.955		(15.385)	3.780	2.531		1.892
Total from investment operations	8.830		(15.518)	3.596	2.360		1.710

Less dividends and distributions from:
Net realized gain on investments	–		(6.122)	(0.246)	–		–
Total dividends and distributions	–		(6.122)	(0.246)	–		–

Net asset value, end of period	$25.070		$16.240	$37.880	$34.530		$32.170

Total return2	54.37%		(46.86% )	10.46%	7.34%		5.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$80,850		$60,862	$132,088	$128,909		$119,361
Ratio of expenses to average net assets	1.14%		1.12%	1.11%	1.12%		1.12%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.19%		1.17%	1.16%	1.17%		1.17%
Ratio of net investment loss to average net assets	(0.64%	)	(0.51% )	(0.49% )	(0.51%	)	(0.61%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.69%	)	(0.56% )	(0.54% )	(0.56%	)	(0.66%	)
Portfolio turnover	103%		93%	78%	64%		63%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Trend Series-9

Delaware VIP® Trust — Delaware VIP Trend Series
Notes to Financial Statements
December 31, 2009

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Trend Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the year ended December 31, 2009.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2009.

Trend Series-10

Delaware VIP® Trend Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 17, 2010, the date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2009, the Series was charged $13,128 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$199,829	$3,341	$16,682	$34,712
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2009, the Series was charged $21,756 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$261,468,682
Sales	276,947,380

Trend Series-11

Delaware VIP® Trend Series
Notes to Financial Statements (continued)

3. Investments (continued)
At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$299,899,001	$68,903,520	$(11,099,582)	$57,803,938

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$320,920,785	$–	$–	$320,920,785
Securities Lending Collateral	28,058,236	8,704,283	19,635	36,782,154
Total	$348,979,021	$8,704,283	$19,635	$357,702,939

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/08	$15,246
Net change in unrealized appreciation/depreciation	4,389
Balance as of 12/31/09	$19,635

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/09	$4,389

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ending December 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the year ended December 31, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year
Ended
12/31/08
Ordinary income	$742,584
Long-term capital gain	77,390,754
Return of capital	2,776
Total	$78,136,114

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Delaware VIP® Trend Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
As of December 31, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$324,492,206
Post-October losses	(882,189)
Post-October currency losses	(8,200)
Capital loss carryforwards	(59,236,558)
Unrealized appreciation of investments and
foreign currencies	57,812,381
Net assets	$322,177,640

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on foreign currency and investment transactions from November 1, 2009 through December 31, 2009, that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2009, the Series recorded the following reclassifications:

Accumulated	Accumulated
Net Investment	Net Realized	Paid-in
Loss	Loss	Capital
$1,174,141	$27,829	$(1,201,970)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $22,165,948 expires in 2016 and $37,070,610 expires in 2017.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Shares sold:
Standard Class	565,927	326,899
Service Class	560,678	726,090

Shares issued upon reinvestment of dividends and distributions:
Standard Class	–	2,205,191
Service Class	–	805,189
	1,126,605	4,063,369
Shares repurchased:
Standard Class	(1,473,995)	(2,005,114)
Service Class	(1,084,101)	(1,269,512)
	(2,558,096)	(3,274,626)
Net increase (decrease)	(1,431,491)	788,743

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of December 31, 2009, or at any time during the year then ended.

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Delaware VIP® Trend Series
Notes to Financial Statements (continued)

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At December 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2009, the value of the securities on loan was $36,461,484, for which the Series received collateral, comprised of non-cash collateral valued at $145,314, and cash collateral of $37,325,785. At December 31, 2009, the value of invested collateral was $36,782,154. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid assets. As of December 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Series. On January 4, 2010, the new investment advisory agreement between DMC and the Series that was approved by the shareholders became effective.

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Delaware VIP® Trust — Delaware VIP Trend Series
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Delaware VIP Trust–Delaware VIP Trend Series

We have audited the accompanying statement of net assets of the Delaware VIP Trend Series (one of the series constituting Delaware VIP Trust) (the “Series”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Trend Series of Delaware VIP Trust at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
February 17, 2010

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

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Delaware VIP® Trust — Delaware VIP Trend Series
Other Series Information

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
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Delaware VIP® Trend Series
Other Series Information (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

NATURE, EXTENT, AND QUALITY OF SERVICE. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and they therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as: the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Fund for the same class of shares in another Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

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Delaware VIP® Trend Series
Other Series Information (continued)

COMPARATIVE EXPENSES. The Trustees also evaluated expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

MANAGEMENT PROFITABILITY. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

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Delaware VIP® Trend Series
Other Series Information (continued)

FALL-OUT BENEFITS. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

BOARD REVIEW OF MACQUARIE GROUP. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

CONCLUSION. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

Trend Series-19

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	81	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2
	Trustee	Chief Executive Officer
April 1963		since August 1, 2006

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	81	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	81	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
Executive Vice President —
May 1960			University of Pennsylvania
(April 1995–June 2002)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	81	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	81	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	81	None
2005 Market Street		October 1989	ARL Associates
Philadelphia, PA			(Financial Planning)
19103			(1983–Present)

November 1940

Trend Series-20

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES ( CONTINUED)
Thomas F. Madison	Trustee	Since	President and Chief	81	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and Chair
of Compensation and
Governance
Committees —
Valmont Industries, Inc.
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	81	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation
J. Richard Zecher	Trustee	Since	Founder —	81	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)

July 1940			Founder —
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

Trend Series-21

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	81	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	81	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 25, 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	81	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	81	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

PO14857 AR-VIPT [12/09] DG3 2/10 (5427)	Trend Series-22

Delaware VIP® Trust
Delaware VIP U.S. Growth Series

Annual Report

December 31, 2009

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Sector allocation and top 10 holdings	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	16

> Other Series information	17

> Board of trustees/directors and officers addendum	21

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® U.S. Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Portfolio management review	Jan. 12, 2010

    For the 12-month period ended Dec. 31, 2009, the Delaware VIP U.S. Growth Series Standard Class shares returned +43.30%, and the Service Class shares returned +42.94% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the Russell 1000® Growth Index, returned +37.21%.

    From December 2008 until early March 2009, the financial crisis continued to worsen, pushing the U.S. economy deeper into recession. The U.S. Congress and the Federal Reserve undertook an extraordinary set of actions to shore up the economy. Congress passed a monumental fiscal stimulus package while the Federal Reserve launched a range of unconventional programs, alongside its employment of more traditional means of monetary stimulus, such as dropping the target for the fed funds rate down to virtually zero.

    The stage for the markets’ rebound was set in early March, following dramatic steps to boost economic growth taken by the Federal Reserve and other central banks around the world, as well as by the U.S. Treasury Department. Given the crisis atmosphere and investors’ tremendous risk aversion, global equities were trading at depressed prices when they began to rise after March 9. The market recovery started slowly, but gradually it became evident to investors that the economy’s decline was easing and possibly even starting to reverse.

    Over time, investors seemed to conclude that the worst-case scenario of economic collapse was unlikely, despite continued weakness. This led to strong stock market performance in the second quarter of 2009. The subsequent “snap-back” rally was led overwhelmingly by the market’s most volatile stocks, as buyers took advantage of what we viewed as extremely low valuations. In fact, many of the strongest performers during this time were those that we viewed as highly speculative companies with weak business fundamentals, many of which were hit the hardest in the market decline. By the third calendar quarter of 2009 and continuing into the fourth, the market rally became broader, as the deepest stock-price discounts vanished.

    Throughout the fiscal year we stayed true to our stock selection philosophy, seeking only higher-quality companies with business models that we believed could withstand the type of adverse market cycles we have experienced of late. This was in keeping with our goal of aiming to own stocks over a three- to five-year time horizon, and our consideration of each company’s competitive position in both strong and adverse market conditions.

    We believe that “cash flow is king,” and thus looked for companies (and management teams) that could generate real cash economic returns to their shareholders, regardless of whether that comes in the form of dividends, share buybacks, or reinvestment. We believe our approach to valuation was generally beneficial in an environment where many companies had great difficulties raising cash through the equity or capital (debt) markets.

    Apple was one of top performers in the Series. The company overcame a period of lackluster consumer activity by producing and marketing stellar products. iPhone sales have exceeded expectations and the device remained highly profitable as a stand-alone product. However, the story does not end there — the iPhone’s success attracted more consumers to the company’s Mac and iPod lines, which generated even greater platform benefits.

    Another strong contributor was Crown Castle International. The popularity of iPhone, BlackBerry, and other smart-phone devices has forced telecommunications carriers to add bandwidth capacity to their wireless networks. We believed Crown Castle was well positioned to benefit from this trend because it is the largest owner and operator of cell phone towers.

    Unfortunately, the Series held some stocks that could not escape the harsh economic realities of the fiscal year, which at times included fallout from management missteps. Hard-drive manufacturer Seagate Technology, for instance, struggled because of a lack of technology spending, as many businesses held off on major systems upgrades. The company also suffered from poor managerial execution, which sparked a board fight and eventually led to the creation of a new management team.

    Likewise, MGM Mirage struggled with a weak economy that dramatically depressed leisure travel to Las Vegas (and other tourist destinations). To make matters worse, the company struggled to raise much-needed financing for its high-profile City Center, a major project for the company in Las Vegas. We chose to sell both Seagate and MGM Mirage during the period.

    We believe the massive deleveraging of businesses and consumers over the near-to-intermediate term may continue to threaten a meaningful market recovery. Regardless of the specific macroeconomic outcome, we remain consistent in our long-term investment philosophy: We want to own strong secular-growth companies with solid business models and competitive positions that have the potential to grow market share and deliver shareholder value in a variety of market environments.

Unless otherwise noted, the views expressed are current as of Dec. 31, 2009, and are subject to change.

U.S. Growth Series-1

Delaware VIP® U.S. Growth Series (continued)
Performance summary

The performance data quoted below represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling the number noted in the introductory section of this report on the page related to this Series.

You should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The Delaware VIP U.S. Growth Series prospectus contains this and other important information about the Series. To obtain a prospectus, contact the company noted on the page related to this Series in the introductory section of this report, either by phone or through the company Web site. We advise you to read the prospectus carefully before you invest or send money.

Delaware VIP U.S. Growth Series
Average annual total returns
For periods ended Dec. 31, 2009	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on Nov. 15, 1999)	+43.30%	-2.57%	+1.64%	-3.36%	-2.77%
Service Class shares (commenced operations on May 1, 2000)	+42.94%	-2.81%	+1.40%	n/a	-3.99%

Returns reflect the reinvestment of all distributions.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.01%, while total operating expenses for Standard Class and Service Class shares were 0.76% and 1.06%, respectively. The management fee for Standard Class and Service Class shares was 0.65%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets through April 30, 2010.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for both classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments. Performance shown here would have been reduced if such fees were included or the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk. The Series will be affected primarily by changes in stock prices. Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

U.S. Growth Series-2

Delaware VIP® U.S. Growth Series (continued)

The chart shows a $10,000 investment in the Delaware VIP U.S. Growth Series Standard Class shares for the period from Dec. 31, 1999, through Dec. 31, 2009.

The chart also shows $10,000 invested in the Russell 1000 Growth Index for the period from Dec. 31, 1999, through Dec. 31, 2009. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

U.S. Growth Series-3

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Disclosure of Series Expenses
For the Period July 1, 2009 to December 31, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/09 to
	7/1/09	12/31/09	Ratios	12/31/09*
Actual Series Return
Standard Class	$1,000.00	$1,243.10	0.73%	$4.13
Service Class	1,000.00	1,239.50	0.98%	5.53
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.52	0.73%	$3.72
Service Class	1,000.00	1,020.26	0.98%	4.99

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

U.S. Growth Series-4

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Sector Allocation and Top 10 Holdings
As of December 31, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series' sector designations.

Percentage
Sector	of Net Assets
Common Stock²	97.95%
Basic Industry/Capital Goods	5.09%
Business Services	18.75%
Consumer Non-Durables	11.04%
Consumer Services	0.50%
Energy	3.60%
Financials	9.06%
Health Care	18.95%
Technology	30.96%
Discount Note	0.17%
Securities Lending Collateral	5.65%
Total Value of Securities	103.77%
Obligation to Return Securities Lending Collateral	(5.81%)
Receivables and Other Assets Net of Liabilities	2.04%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Apple	5.07%
Google Class A	5.02%
Visa Class A	4.85%
Allergan	4.37%
QUALCOMM	4.28%
Crown Castle International	4.24%
Medco Health Solutions	3.69%
EOG Resources	3.60%
Intuit	3.41%
IntercontinentalExchange	3.37%

U.S. Growth Series-5

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Statement of Net Assets
December 31, 2009

	Number of
	Shares	Value
COMMON STOCK–97.95%²
Basic Industry/Capital Goods–5.09%
Praxair	60,000	$4,818,600
Syngenta ADR	110,000	6,189,700
		11,008,300
Business Services–18.75%
*Expeditors International of Washington	165,000	5,730,450
†Google Class A	17,500	10,849,650
*MasterCard Class A	28,000	7,167,440
United Parcel Service Class B	110,000	6,310,700
*Visa Class A	120,000	10,495,200
		40,553,440
Consumer Non-Durables–11.04%
Lowe’s	210,000	4,911,900
NIKE Class B	105,000	6,937,350
Procter & Gamble	85,000	5,153,550
*Staples	280,000	6,885,200
		23,888,000
Consumer Services–0.50%
*Weight Watchers International	37,100	1,081,836
		1,081,836
Energy–3.60%
EOG Resources	80,000	7,784,000
		7,784,000
Financials–9.06%
Bank of New York Mellon	205,000	5,733,850
CME Group	19,500	6,551,025
†IntercontinentalExchange	65,000	7,299,500
		19,584,375
Health Care–18.95%
Allergan	150,000	9,451,500
†Gilead Sciences	135,000	5,842,800
†Medco Health Solutions	125,000	7,988,750
Novo-Nordisk ADR	95,000	6,065,750
UnitedHealth Group	165,000	5,029,200
Walgreen	180,000	6,609,600
		40,987,600
Technology–30.96%
*†Adobe Systems	150,000	5,517,000
†Apple	52,000	10,964,720
†Crown Castle International	235,000	9,174,400
†Intuit	240,000	7,370,400
*†priceline.com	26,500	5,790,250
QUALCOMM	200,000	9,252,000
†Symantec	310,000	5,545,900
†Teradata	205,000	6,443,150
*†VeriSign	285,000	6,908,400
		66,966,220
Total Common Stock
(cost $185,838,084)		211,853,771

	Principal
	Amount
≠DISCOUNT NOTE–0.17%
Federal Home Loan Bank 0.001% 1/4/10	$361,000	361,000
Total Discount Note
(cost $361,000)		361,000

Total Value of Securities
Before Securities Lending
Collateral–98.12%
(cost $186,199,084)		212,214,771

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–5.65%
Investment Companies
Mellon GSL DBT II Collateral Fund	7,898,822	7,898,822
BNY Mellon SL DB II Liquidating Fund	4,365,896	4,315,688
†@ Mellon GSL Reinvestment Trust II	289,789	12,316
Total Securities Lending Collateral
(cost $12,554,507)		12,226,826

U.S. Growth Series-6

Delaware VIP® U.S. Growth Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–103.77% (cost $198,753,591)	$224,441,597 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(5.81%)	(12,554,507)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.04%	4,406,617
NET ASSETS APPLICABLE TO 30,303,391 SHARES OUTSTANDING–100.00%	$216,293,707
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS ($151,610,687 / 21,179,464 Shares)	$7.16
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS ($64,683,020 / 9,123,927 Shares)	$7.09
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$235,797,207
Undistributed net investment income	89,342
Accumulated net realized loss on investments	(45,280,848)
Net unrealized appreciation of investments	25,688,006
Total net assets	$216,293,707

____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	Fully or partially on loan.
†	Non income producing security.
@	Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $12,316, which represented 0.01% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to Financial Statements.”
©	Includes $12,295,250 of securities loaned.

ADR – American Depositary Receipts

See accompanying notes

U.S. Growth Series-7

Delaware VIP® Trust —
Delaware VIP U.S. Growth Series
Statement of Operations
Year Ended December 31, 2009

INVESTMENT INCOME:
Dividends	$1,447,178
Interest	9,936
Securities lending income	52,296
Foreign tax withheld	(24,219)
1,485,191

EXPENSES:
Management fees	1,101,006
Distribution expenses – Service Class	113,236
Accounting and administration expenses	67,754
Legal fees	23,691
Dividend disbursing and transfer agent fees and expenses	21,883
Audit and tax	19,702
Reports and statements to shareholders	18,727
Trustees’ fees	10,973
Insurance fees	4,656
Custodian fees	3,613
Dues and services	2,415
Consulting fees	2,397
Trustees’ expenses	793
Registration fees	244
Pricing fees	232
1,391,322
Less waiver of distribution expenses – Service Class	(18,835)
Total operating expenses	1,372,487

NET INVESTMENT INCOME	112,704

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized loss on investments	(37,125,105)
Net change in unrealized appreciation/depreciation
of investments	98,992,576

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	61,867,471

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$61,980,175

See accompanying notes

Delaware VIP Trust —
Delaware VIP U.S. Growth Series
Statements of Changes in Net Assets

	Year Ended
	12/31/09	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$112,704	$333,379
Net realized loss on investments
and foreign currencies	(37,125,105)	(7,378,733)
Net change in unrealized appreciation/
depreciation of investments	98,992,576	(96,205,240)
Net increase (decrease) in net assets
resulting from operations	61,980,175	(103,250,594)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(348,065)	(56,897)
Net realized gain on investments:
Standard Class	–	(3,698,278)
Service Class	–	(884,275)
	(348,065)	(4,639,450)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	26,399,773	76,187,409
Service Class	36,155,403	8,400,728
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	348,065	3,755,174
Service Class	–	884,275
	62,903,241	89,227,586
Cost of shares repurchased:
Standard Class	(49,780,577)	(16,255,762)
Service Class	(8,837,043)	(10,295,194)
	(58,617,620)	(26,550,956)
Increase in net assets derived
from capital share transactions	4,285,621	62,676,630

NET INCREASE (DECREASE)
IN NET ASSETS	65,917,731	(45,213,414)

NET ASSETS:
Beginning of year	150,375,976	195,589,390
End of year (including undistributed
net investment income of $89,342
and $324,703, respectively)	$216,293,707	$150,375,976

See accompanying notes

U.S. Growth Series-8

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Standard Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06		12/31/05
Net asset value, beginning of period	$5.010	$8.960	$7.960	$7.780		$6.830

Income (loss) from investment operations:
Net investment income (loss)1	0.007	0.016	0.007	(0.003)		(0.005)
Net realized and unrealized gain (loss) on investments
and foreign currencies	2.157	(3.768)	0.993	0.183		0.997
Total from investment operations	2.164	(3.752)	1.000	0.180		0.992

Less dividends and distributions from:
Net investment income	(0.014)	(0.003)	–	–		(0.042)
Net realized gain on investments	–	(0.195)	–	–		–
Total dividends and distributions	(0.014)	(0.198)	–	–		(0.042)

Net asset value, end of period	$7.160	$5.010	$8.960	$7.960		$7.780

Total return2	43.30%	(42.66% )	12.56%	2.31%		14.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$151,611	$127,338	$153,839	$138,548		$45,653
Ratio of expenses to average net assets	0.75%	0.76%	0.74%	0.77%		0.81%
Ratio of net investment income (loss) to average net assets	0.12%	0.22%	0.08%	(0.04%	)	(0.07% )
Portfolio turnover	43%	28%	52%	21%		91%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

U.S. Growth Series-9

Delaware VIP® U.S. Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Service Class
	Year Ended
	12/31/09		12/31/08	12/31/07		12/31/06		12/31/05
Net asset value, beginning of period	$4.960		$8.900	$7.920		$7.760		$6.810

Income (loss) from investment operations:
Net investment loss1	(0.008)		(0.002)	(0.014)		(0.022)		(0.023)
Net realized and unrealized gain (loss) on investments
and foreign currencies	2.138		(3.743)	0.994		0.182		0.999
Total from investment operations	2.130		(3.745)	0.980		0.160		0.976

Less dividends and distributions from:
Net investment income	–		–	–		–		(0.026)
Net realized gain on investments	–		(0.195)	–		–		–
Total dividends and distributions	–		(0.195)	–		–		(0.026)

Net asset value, end of period	$7.090		$4.960	$8.900		$7.920		$7.760

Total return2	42.94%		(42.86% )	12.37%		2.06%		14.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$64,683		$23,038	$41,750		$38,596		$42,062
Ratio of expenses to average net assets	1.00%		1.01%	0.99%		1.02%		1.06%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.05%		1.06%	1.04%		1.07%		1.11%
Ratio of net investment loss to average net assets	(0.13%	)	(0.03% )	(0.17%	)	(0.29%	)	(0.32% )
Ratio of net investment loss to average net assets
prior to fees waived and expenses paid indirectly	(0.18%	)	(0.08% )	(0.22%	)	(0.34%	)	(0.37% )
Portfolio turnover	43%		28%	52%		21%		91%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

U.S. Growth Series-10

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes to Financial Statements
December 31, 2009

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $7,388 for the year ended December 31, 2009. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2009.

U.S. Growth Series-11

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 17, 2010, the date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2009, the Series was charged $8,469 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$115,982	$2,237	$13,057	$6,593
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2009, the Series was charged $14,284 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$75,218,580
Sales	71,218,356

At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$200,420,747	$30,759,499	$(6,738,649)	$24,020,850

U.S. Growth Series-12

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$211,853,771	$–	$–	$211,853,771
Short-Term	–	361,000	–	361,000
Securities Lending Collateral	7,898,822	4,315,688	12,316	12,226,826
Total	$219,752,593	$4,676,688	$12,316	$224,441,597

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/2008	$ 9,563
Net change in unrealized appreciation/depreciation	2,753
Balance as of 12/31/09	$12,316
Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/09	$ 2,753

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ending December 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2009 and 2008 was as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Ordinary income	$348,065	$260,076
Long-term capital gain	–	4,379,374
Total	$348,065	$4,639,450

5. Components of Net Assets on a Tax Basis
As of December 31, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$235,797,207
Undistributed ordinary income	89,342
Post-October losses	(551,389)
Capital loss carryforwards	(43,062,303)
Unrealized appreciation of investments	24,020,850
Net assets	$216,293,707

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

U.S. Growth Series-13

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
Post-October losses represent losses realized on investment transactions from November 1, 2009 through December 31, 2009 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $7,434,024 expires in 2016 and $35,628,279 expires in 2017.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Shares sold:
Standard Class	4,638,803	10,444,266
Service Class	5,993,815	1,299,985

Shares issued upon reinvestment of dividends and distributions:
Standard Class	66,298	484,539
Service Class	–	114,990
	10,698,916	12,343,780
Shares repurchased:
Standard Class	(8,954,959)	(2,664,066)
Service Class	(1,515,468)	(1,462,521)
	(10,470,427)	(4,126,587)
Net increase	228,489	8,217,193

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of December 31, 2009, or at any time during the year then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At December 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

U.S. Growth Series-14

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
At December 31, 2009, the value of the securities on loan was $12,295,250, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2009, the value of invested collateral was $12,226,826. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of December 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Series. On January 4, 2010, the new investment advisory agreement between DMC and the Series that was approved by the shareholders became effective.

12. Tax Information (Unaudited)
For the fiscal year ended December 31, 2009, the Series designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total	(C)
Distributions	Distributions	Distributions	Qualifying
(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends1
0%	100%	100%	100%
____________________

(A) and (B) are based on a percentage of the Series’ total distributions.
(C) is based on a percentage of the Series’ ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

U.S. Growth Series-15

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Delaware VIP Trust–Delaware VIP U.S. Growth Series

We have audited the accompanying statement of net assets of the Delaware VIP U.S. Growth Series (one of the series constituting Delaware VIP Trust) (the “Series”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP U.S. Growth Series of Delaware VIP Trust at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
February 17, 2010

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

U.S. Growth Series-16

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Other Series Information

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
U.S. Growth Series-17

Delaware VIP® U.S. Growth Series
Other Series Information (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

NATURE, EXTENT, AND QUALITY OF SERVICE. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and they therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as: the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Fund for the same class of shares in another Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

U.S. Growth Series-18

Delaware VIP® U.S. Growth Series
Other Series Information (continued)

COMPARATIVE EXPENSES. The Trustees also evaluated expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

MANAGEMENT PROFITABILITY. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

U.S. Growth Series-19

Delaware VIP® U.S. Growth Series
Other Series Information (continued)

FALL-OUT BENEFITS. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

BOARD REVIEW OF MACQUARIE GROUP. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

CONCLUSION. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

U.S. Growth Series-20

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	81	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2
	Trustee	Chief Executive Officer
April 1963		since August 1, 2006

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	81	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	81	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
Executive Vice President —
May 1960			University of Pennsylvania
(April 1995–June 2002)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	81	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	81	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	81	None
2005 Market Street		October 1989	ARL Associates
Philadelphia, PA			(Financial Planning)
19103			(1983–Present)

November 1940

U.S. Growth Series-21

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Thomas F. Madison	Trustee	Since	President and Chief	81	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and Chair
of Compensation and
Governance
Committees —
Valmont Industries, Inc.
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	81	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation
J. Richard Zecher	Trustee	Since	Founder —	81	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)

July 1940			Founder —
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

U.S. Growth Series-22

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	81	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	81	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 25, 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	81	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	81	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

PO14857 AR-VIPUSG [12/09] DG3 2/10 (5427)	U.S. Growth Series-23

Delaware VIP® Trust
Delaware VIP Value Series

Annual Report

December 31, 2009

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Sector allocation and top 10 holdings	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	17

> Other Series information	18

> Board of trustees/directors and officers addendum	22

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Series’ prospectus and any supplements thereto for more complete information.

Investments in Delaware VIP® Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Value Series
Portfolio management review	Jan. 12, 2010

     For the 12-month period ended Dec. 31, 2009, the Delaware VIP Value Series returned +17.96% for Standard Class shares and +17.65% for Service Class shares, both with all distributions reinvested. The Series’ benchmark index, the Russell 1000® Value Index, returned +19.69%.

     The past 12 months was a time of tremendous volatility for stock investors. For the first three months of the fiscal period, equities remained severely depressed as the recession deepened. Starting in the second week of March 2009, however, conditions gradually began to improve. Credit markets began to function more normally and investor confidence gradually increased; evidence of economic growth also mounted. Investors seemed to conclude that the market climate was less dire than they had feared. We believe this change in outlook among investors was primarily driven by the government’s actions, particularly those meant to encourage consumer spending. Two notable programs that helped the market rally continue through the summer were the cash-for-clunkers program and the implementation of a housing tax credit, both of which proved popular with consumers.

     During this fiscal period, the Series generated strong results but trailed its benchmark. The largest boost to performance came during the period’s first three months, and then again in the fourth quarter of 2009, when the Series held up well during what was a less-speculative market environment. This trend has been fairly typical of our management approach; through our value-oriented, defensive style, we seek to do well in relative terms in lower-return markets by trying to minimize losses.

     The biggest contributor to relative performance for the Series was an overweight position in information technology stocks as compared to the benchmark. Despite the recent slowdown in technology spending, we continue to like this sector. Debt levels tend to be lower than in most other sectors, and many of the companies are global in nature and offer exposure to emerging markets. One of the top-performing stocks within this group was Motorola, whose shares rose due to widespread sentiment that the mobile telephone maker might be in the early stages of a turnaround.

     The biggest detractor from relative performance during the fiscal year came from the Series’ investments in financials. Performance was negatively affected by our significant underweight and less credit-sensitive exposure, which caused the Series to lag the share price gains that occurred among financials more broadly. Our stance on financials remains somewhat cautious despite the market’s embrace of this sector. In our view, asset quality and loss reserve adequacy are still questionable, lending activity remains weak, and regulatory pressures are likely to increase.

     At the individual stock level, the biggest detractor was R.R. Donnelley & Sons, whose commercial printing business has suffered along with consumer spending trends. We sold our position prior to the market recovery because we believed R.R. Donnelley could continue to face significant challenges for some time.

     We continue to see economic risks ahead and believe that an overall defensive posture remains warranted. The recent surge in equity prices pushed market valuation levels above their long-run averages. Overall, the market appears to be a bit overvalued, in our view, especially given the potential for weaker-than-expected consumer spending and economic growth. In this environment, we find ourselves putting even more emphasis on bottom-up, company-level fundamentals. We continue to seek stocks selling at large discounts to our estimates of long-term intrinsic value, targeting companies whose shares have lagged during the recent bull phase. We’re seeing more opportunity in some of the more cyclical sectors and are considering ways to mitigate the effects of a potential rise in longer-term inflation on the Series.

Unless otherwise noted, the views expressed are current as of Dec. 31, 2009, and are subject to change.

Value Series-1

Delaware VIP® Value Series (continued)
Performance summary

The performance data quoted below represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling the number noted in the introductory section of this report on the page related to this Series.

You should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The Delaware VIP Value Series prospectus contains this and other important information about the Series. To obtain a prospectus, contact the company noted on the page related to this Series in the introductory section of this report, either by phone or through the company Web site. We advise you to read the prospectus carefully before you invest or send money.

Delaware VIP Value Series
Average annual total returns
For periods ended Dec. 31, 2009	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on July 28, 1988)	+17.96%	-8.58%	+0.10%	+2.58%	+7.36%
Service Class shares (commenced operations on May 1, 2000)	+17.65%	-8.82%	-0.14%	n/a	+3.01%

Returns reflect the reinvestment of all distributions.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.01%, while total operating expenses for Standard Class and Service Class shares were 0.76% and 1.06%, respectively. The management fee for Standard Class and Service Class shares was 0.65%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to no more than 0.25% of average daily net assets through April 30, 2010.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for both classes during certain periods shown in the Series performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments. Performance shown here would have been reduced if such fees were included or the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk. The Series will be affected primarily by changes in stock prices.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Value Series-2

Delaware VIP® Value Series (continued)

The chart shows a $10,000 investment in the Delaware VIP Value Series Standard Class shares for the period from Dec. 31, 1999, through Dec. 31, 2009.

The chart also shows $10,000 invested in the Russell 1000 Value Index for the period from Dec. 31, 1999, through Dec. 31, 2009. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of the Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Value Series-3

Delaware VIP® Trust — Delaware VIP Value Series
Disclosure of Series Expenses
For the Period July 1, 2009 to December 31, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/09 to
	7/1/09	12/31/09	Ratios	12/31/09*
Actual Series Return
Standard Class	$1,000.00	$1,194.80	0.74%	$4.09
Service Class	1,000.00	1,193.00	0.99%	5.47
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.48	0.74%	$3.77
Service Class	1,000.00	1,020.21	0.99%	5.04

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Value Series-4

Delaware VIP® Trust — Delaware VIP Value Series
Sector Allocation and Top 10 Holdings
As of December 31, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	96.92%
Consumer Discretionary	6.36%
Consumer Staples	17.86%
Energy	11.55%
Financials	8.55%
Health Care	19.83%
Industrials	5.94%
Information Technology	12.06%
Materials	3.12%
Telecommunications	6.05%
Utilities	5.60%
Discount Note	0.22%
Securities Lending Collateral	2.99%
Total Value of Securities	100.13%
Obligation to Return Securities Lending Collateral	(3.05%)
Receivables and Other Assets Net of Liabilities	2.92%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Merck	3.68%
Pfizer	3.51%
Cardinal Health	3.45%
Intel	3.37%
Archer-Daniels-Midland	3.28%
Lowe’s	3.25%
Bristol-Myers Squibb	3.22%
Kimberly-Clark	3.14%
CVS Caremark	3.14%
Waste Management	3.12%

Value Series-5

Delaware VIP® Trust — Delaware VIP Value Series
Statement of Net Assets
December 31, 2009

	Number of
	Shares	Value
COMMON STOCK–96.92%
Consumer Discretionary–6.36%
Lowe’s	700,300	$16,380,017
Mattel	782,800	15,640,344
		32,020,361
Consumer Staples–17.86%
Archer-Daniels-Midland	527,500	16,516,025
CVS Caremark	490,200	15,789,342
Heinz (H.J.)	354,900	15,175,524
Kimberly-Clark	247,900	15,793,709
Kraft Foods Class A	495,200	13,459,536
Safeway	619,700	13,193,413
		89,927,549
Energy–11.55%
Chevron	187,200	14,412,528
ConocoPhillips	288,300	14,723,481
Marathon Oil	462,100	14,426,762
National Oilwell Varco	331,100	14,598,199
		58,160,970
Financials–8.55%
Allstate	461,300	13,857,452
Bank of New York Mellon	487,200	13,626,984
Travelers	312,500	15,581,250
		43,065,686
Health Care–19.83%
Bristol-Myers Squibb	642,000	16,210,500
Cardinal Health	539,500	17,393,480
Johnson & Johnson	226,600	14,595,306
Merck	506,700	18,514,818
Pfizer	972,641	17,692,340
*Quest Diagnostics	256,400	15,481,432
		99,887,876
Industrials–5.94%
Northrop Grumman	253,900	14,180,315
*Waste Management	465,000	15,721,650
		29,901,965
Information Technology–12.06%
Intel	830,900	16,950,360
International Business Machines	118,800	15,550,920
Motorola	1,691,700	13,127,592
Xerox	1,783,900	15,091,794
		60,720,666
Materials–3.12%
duPont (E.I.) deNemours	466,300	15,700,321
		15,700,321
Telecommunications–6.05%
AT&T	538,124	15,083,616
Verizon Communications	464,900	15,402,137
		30,485,753
Utilities–5.60%
Edison International	409,700	14,249,366
Progress Energy	340,400	13,959,804
		28,209,170
Total Common Stock
(cost $452,609,355)		488,080,317

	Principal
	Amount
≠DISCOUNT NOTE–0.22%
Federal Home Loan Bank 0.001% 1/4/10	$1,137,000	1,137,000
Total Discount Note
(cost $1,137,000)		1,137,000

Total Value of Securities
Before Securities Lending
Collateral–97.14% (cost $453,746,355)		489,217,317

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–2.99%
Investment Companies
Mellon GSL DBT II Collateral Fund	14,976,965	14,976,965
BNY Mellon SL DB II Liquidating Fund	75,831	74,959
†@Mellon GSL Reinvestment Trust II	302,595	12,860
Total Securities Lending Collateral
(cost $15,355,391)		15,064,784

Value Series-6

Delaware VIP® Value Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.13% (cost $469,101,746)	$504,282,101 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(3.05%)	(15,355,391)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.92%	14,684,886
NET ASSETS APPLICABLE TO 34,489,732 SHARES OUTSTANDING–100.00%	$503,611,596
NET ASSET VALUE–DELAWARE VIP VALUE SERIES STANDARD CLASS
($369,858,855 / 25,324,876 Shares)	$14.60
NET ASSET VALUE–DELAWARE VIP VALUE SERIES SERVICE CLASS
($133,752,741 / 9,164,856 Shares)	$14.59
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$604,785,099
Undistributed net investment income	11,780,027
Accumulated net realized loss on investments	(148,133,885)
Net unrealized appreciation of investments	35,180,355
Total net assets	$503,611,596

____________________

*	Fully or partially on loan.
†	Non income producing security.
@	Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $12,860, which represented 0.00% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to Financial Statements.”
©	Includes $14,912,284 of securities loaned.

See accompanying notes

Value Series-7

Delaware VIP® Trust —
Delaware VIP Value Series
Statement of Operations
Year Ended December 31, 2009

INVESTMENT INCOME:
Dividends	$15,311,436
Interest	14,347
Securities lending income	32,967
15,358,750

EXPENSES:
Management fees	2,855,146
Distribution expenses - Service Class	334,472
Accounting and administration expenses	175,709
Reports and statements to shareholders	94,317
Legal fees	62,455
Dividend disbursing and transfer agent fees and expenses	53,055
Audit and tax	32,862
Trustees’ fees	28,491
Insurance fees	11,840
Custodian fees	8,688
Consulting fees	6,126
Dues and services	4,609
Trustees’ expenses	2,072
Pricing fees	287
Registration fees	210
3,670,339
Less management fees waived	(64,287)
Less waiver of distribution expenses – Service Class	(55,687)
Total operating expenses	3,550,365

NET INVESTMENT INCOME	11,808,385

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized loss on investments	(40,152,185)
Net change in unrealized appreciation/depreciation
of investments	104,293,959

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	64,141,774

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$75,950,159

See accompanying notes

Delaware VIP Trust —
Delaware VIP Value Series
Statements of Changes in Net Assets

	Year Ended
	12/31/09	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$11,808,385	$13,467,008
Net realized loss on investments	(40,152,185)	(105,103,524)
Net change in unrealized appreciation/
depreciation of investments	104,293,959	(117,233,839)
Net increase (decrease) in net assets
resulting from operations	75,950,159	(208,870,355)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(10,376,155)	(9,996,705)
Service Class	(3,114,029)	(3,566,223)
Net realized gain on investments:
Standard Class	–	(28,701,479)
Service Class	–	(11,521,643)
	(13,490,184)	(53,786,050)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	56,073,093	157,490,543
Service Class	31,469,468	31,719,084
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	10,376,155	38,698,184
Service Class	3,114,029	15,087,866
	101,032,745	242,995,677
Cost of shares repurchased:
Standard Class	(73,040,031)	(101,483,937)
Service Class	(23,550,520)	(47,039,106)
	(96,590,551)	(148,523,043)
Increase in net assets derived
from capital share transactions	4,442,194	94,472,634

NET INCREASE (DECREASE)
IN NET ASSETS	66,902,169	(168,183,771)

NET ASSETS:
Beginning of year	436,709,427	604,893,198
End of year (including undistributed
net investment income of $11,780,027
and $13,461,826, respectively)	$503,611,596	$436,709,427

See accompanying notes

Value Series-8

Delaware VIP® Trust — Delaware VIP Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Standard Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$12.830	$21.440	$22.980	$19.230	$18.460

Income (loss) from investment operations:
Net investment income1	0.351	0.438	0.472	0.437	0.369
Net realized and unrealized gain (loss)
on investments and foreign currencies	1.838	(7.066)	(1.058)	4.075	0.722
Total from investment operations	2.189	(6.628)	(0.586)	4.512	1.091

Less dividends and distributions from:
Net investment income	(0.419)	(0.512)	(0.370)	(0.328)	(0.321)
Net realized gain on investments	–	(1.470)	(0.584)	(0.434)	–
Total dividends and distributions	(0.419)	(1.982)	(0.954)	(0.762)	(0.321)

Net asset value, end of period	$14.600	$12.830	$21.440	$22.980	$19.230

Total return2	17.96%	(33.42% )	(2.72% )	24.10%	6.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$369,859	$330,717	$427,011	$497,525	$349,443
Ratio of expenses to average net assets	0.74%	0.71%	0.69%	0.72%	0.73%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	0.76%	0.76%	0.73%	0.77%	0.78%
Ratio of net investment income to average net assets	2.75%	2.69%	2.07%	2.12%	1.98%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	2.73%	2.65%	2.03%	2.07%	1.93%
Portfolio turnover	22%	38%	29%	14%	23%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Value Series-9

Delaware VIP® Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Service Class
	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value, beginning of period	$12.810	$21.390	$22.940	$19.200	$18.430

Income (loss) from investment operations:
Net investment income1	0.319	0.397	0.415	0.385	0.323
Net realized and unrealized gain (loss)
on investments and foreign currencies	1.839	(7.052)	(1.063)	4.070	0.726
Total from investment operations	2.158	(6.655)	(0.648)	4.455	1.049

Less dividends and distributions from:
Net investment income	(0.378)	(0.455)	(0.318)	(0.281)	(0.279)
Net realized gain on investments	–	(1.470)	(0.584)	(0.434)	–
Total dividends and distributions	(0.378)	(1.925)	(0.902)	(0.715)	(0.279)

Net asset value, end of period	$14.590	$12.810	$21.390	$22.940	$19.200

Total return2	17.65%	(33.57% )	(3.00% )	23.79%	5.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$133,753	$105,992	$177,882	$143,405	$75,778
Ratio of expenses to average net assets	0.99%	0.96%	0.94%	0.97%	0.98%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.06%	1.06%	1.03%	1.07%	1.08%
Ratio of net investment income to average net assets	2.50%	2.44%	1.82%	1.87%	1.73%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	2.43%	2.35%	1.73%	1.77%	1.63%
Portfolio turnover	22%	38%	29%	14%	23%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Value Series-10

Delaware VIP® Trust — Delaware VIP Value Series
Notes to Financial Statements
December 31, 2009

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the year ended December 31, 2009.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2009.

Value Series-11

Delaware VIP® Value Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 17, 2010, the date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC had voluntarily agreed to waive management fees in the amount of 0.05% on the first $500 million of average daily net assets until such time as the waiver was discontinued. DMC’s voluntary waiver prevented its management fees from exceeding 0.60% of the Series’ average daily net assets until such time as the waiver was discontinued. The waiver was discontinued effective close of business April 30, 2009.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2009, the Series was charged $21,964 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$277,435	$5,350	$28,368	$26,194
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2009, the Series was charged $36,506 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Value Series-12

Delaware VIP® Value Series
Notes to Financial Statements (continued)

3. Investments
For the year ended December 31, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$91,634,318
Sales	94,031,575

At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$470,684,265	$57,961,020	$(24,363,184)	$33,597,836

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$488,080,317	$–	$–	$488,080,317
Short-Term	–	1,137,000	–	1,137,000
Securities Lending Collateral	14,976,965	74,959	12,860	15,064,784
Total	$503,057,282	$1,211,959	$12,860	$504,282,101

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/08	$9,986
Net change in unrealized appreciation/depreciation	2,874
Balance as of 12/31/09	$12,860

Net change in unrealized appreciation/depreciation from
investments still held as of 12/31/09	$2,874

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series’ year ending December 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

Value Series-13

Delaware VIP® Value Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2009 and 2008 was as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Ordinary income	$13,490,184	$22,204,211
Long-term capital gain	–	31,581,839
Total	$13,490,184	$53,786,050

5. Components of Net Assets on a Tax Basis
As of December 31, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$604,785,099
Undistributed ordinary income	11,780,027
*Capital loss carryforwards	(146,551,366)
Unrealized appreciation of investments	33,597,836
Net assets	$503,611,596

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to expiration of capital loss carryforwards. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2009, the Series recorded the following reclassifications:

Accumulated Net	Paid-in
Realized Loss	Capital
$1,097,656	$(1,097,656)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $1,097,656 expired in 2009. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $1,479,986 expires in 2010, $102,136,575 expires in 2016, and $42,934,805 expires in 2017.
____________________

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund merger with Delaware VIP Devon Series in 2003.

Value Series-14

Delaware VIP® Value Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/09	12/31/08
Shares sold:
Standard Class	4,543,090	10,050,871
Service Class	2,473,419	1,912,509

Shares issued upon reinvestment of dividends and distributions:
Standard Class	907,007	2,197,512
Service Class	271,730	856,292
	8,195,246	15,017,184

Shares repurchased:
Standard Class	(5,900,683)	(6,391,399)
Service Class	(1,855,327)	(2,809,337)
	(7,756,010)	(9,200,736)
Net increase	439,236	5,816,448

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of December 31, 2009, or at any time during the year then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At December 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2009, the value of the securities on loan was $14,912,284, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2009, the value of invested collateral was $15,064,784. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

Value Series-15

Delaware VIP® Value Series
Notes to Financial Statements (continued)

9. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly-owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Series. On January 4, 2010, the new investment advisory agreement between DMC and the Series that was approved by the shareholders became effective.

12. Tax Information (Unaudited)
For the fiscal year ended December 31, 2009, the Series designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total	(C)
Distributions	Distributions	Distributions	Qualifying
(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends1
0%	100%	100%	100%

____________________

(A) and (B) are based on a percentage of the Series’ total distributions.
(C) is based on a percentage of the Series’ ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Value Series-16

Delaware VIP® Trust — Delaware VIP Value Series
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Delaware VIP Trust–Delaware VIP Value Series

We have audited the accompanying statement of net assets of the Delaware VIP Value Series (one of the series constituting Delaware VIP Trust) (the “Series”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Value Series of Delaware VIP Trust at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
February 17, 2010

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ Web site at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Value Series-17

Delaware VIP® Trust — Delaware VIP Value Series
Other Series Information

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
Value Series-18

Delaware VIP® Delaware VIP Value Series
Other Series Information (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

NATURE, EXTENT, AND QUALITY OF SERVICE. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and they therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as: the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Fund for the same class of shares in another Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Value Series-19

Delaware VIP® Delaware VIP Value Series
Other Series Information (continued)

COMPARATIVE EXPENSES. The Trustees also evaluated expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

MANAGEMENT PROFITABILITY. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Value Series-20

Delaware VIP® Delaware VIP Value Series
Other Series Information (continued)

FALL-OUT BENEFITS. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

BOARD REVIEW OF MACQUARIE GROUP. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

CONCLUSION. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

Value Series-21

Delaware Investments® Family of Funds
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne1	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	81	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.2
	Trustee	Chief Executive Officer
April 1963		since August 1, 2006

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	81	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	81	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
Executive Vice President —
May 1960			University of Pennsylvania
(April 1995–June 2002)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	81	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	81	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	81	None
2005 Market Street		October 1989	ARL Associates
Philadelphia, PA			(Financial Planning)
19103			(1983–Present)

November 1940

Value Series-22

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (CONTINUED)
Thomas F. Madison	Trustee	Since	President and Chief	81	Director and Chair of
2005 Market Street		May 19973	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and Chair
of Compensation and
Governance
Committees —
Valmont Industries, Inc.
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	81	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation
J. Richard Zecher	Trustee	Since	Founder —	81	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)

July 1940			Founder —
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)
Value Series-23

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	81	None4
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	81	None4
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 25, 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	81	None4
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	81	None4
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

PO14857 AR-VIPV [12/09] DG3 2/10 (5427)	Value Series-24

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     John A. Fry
     Thomas F. Madison
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $281,656 for the fiscal year ended December 31, 2009.

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $380,200 for the fiscal year ended December 31, 2008.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2009.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended December 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2008.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended December 31, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $105,324 for the fiscal year ended December 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2009.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $132,306 for the fiscal year ended December 31, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2008.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended December 31, 2009.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2009.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended December 31, 2008.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2008.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $305,038 and $386,308 for the registrant’s fiscal years ended December 31, 2009 and December 31, 2008, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware VIP® Trust

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	February 25, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	February 25, 2010

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	February 25, 2010